UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.78%
Actual		$ 1,000.00	$ 1,020.20	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,020.30	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 1,016.50	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.55%
Actual		$ 1,000.00	$ 1,016.30	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Government Income	.45%
Actual		$ 1,000.00	$ 1,022.90	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,021.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	17.6	21.2
1 - 1.99%	12.3	9.4
2 - 2.99%	10.2	8.3
3 - 3.99%	20.8	20.8
4 - 4.99%	18.0	18.9
5 - 5.99%	14.6	13.6
6 - 6.99%	1.8	4.3
7% and above	0.3	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.1	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	4.8	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Mortgage Securities 29.3%		Mortgage Securities 34.8%
	CMOs and Other Mortgage Related Securities 21.4%		CMOs and Other Mortgage Related Securities 17.3%
	U.S. Treasury Obligations 40.2%		U.S. Treasury Obligations 40.5%
	U.S. Government Agency Obligations† 4.0%		U.S. Government Agency Obligations† 2.9%
	Foreign Government & Government Agency Obligations 3.1%		Foreign Government & Government Agency Obligations 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.6%
* Foreign Investments	3.1%	** Foreign Investments	1.9%
* Futures and Swaps	1.7%	** Futures and Swaps	3.4%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 44.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 262
1.625% 11/27/18	913	915
1.875% 9/18/18	203	206
1.875% 2/19/19	1,112	1,123
Federal Home Loan Bank 1% 6/21/17	14,860	14,874
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,229	2,369
Series 2002-20K Class 1, 5.08% 11/1/22	3,571	3,887
Series 2004-20H Class 1, 5.17% 8/1/24	1,220	1,329
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,179
3.5% 12/15/42	7,070	5,951
5.25% 9/15/39	5,209	5,855
5.375% 4/1/56	8,429	9,300
5.88% 4/1/36	3,438	4,201
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,451
U.S. Treasury Obligations - 40.2%
U.S. Treasury Bonds:
3.625% 8/15/43	112,941	113,717
3.625% 2/15/44	3,000	3,019
3.75% 11/15/43	6,000	6,180
4.375% 2/15/38	30,154	34,682
5% 5/15/37 (d)	43,170	54,124
9.875% 11/15/15 (e)	10,285	11,960
U.S. Treasury Notes:
0.25% 2/15/15	70,000	70,068
0.25% 7/15/15	3	3
0.25% 9/30/15	15,000	15,008
0.25% 2/29/16	14,933	14,911
0.25% 4/15/16	61,378	61,225
0.25% 5/15/16	17,502	17,446
0.375% 1/15/16	133,453	133,656
0.375% 3/15/16	20,000	20,014
0.625% 7/15/16	67,927	68,198
0.625% 8/15/16	44,206	44,354
0.625% 11/15/16	4,315	4,320
0.625% 4/30/18	37,435	36,543
0.75% 1/15/17	10,000	10,030
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 6/30/17	$ 58,736	$ 58,516
0.875% 9/15/16	10,000	10,091
0.875% 11/30/16	8,663	8,727
0.875% 1/31/17	704	708
0.875% 1/31/18	4,683	4,641
0.875% 7/31/19	6,174	5,915
1% 10/31/16	39,991	40,441
1% 5/31/18	22,215	21,986
1.25% 11/30/18	35,000	34,702
1.375% 11/30/15	470	479
1.375% 7/31/18	39,780	39,886
1.375% 9/30/18	17,526	17,525
1.375% 2/28/19	83,770	83,181
1.5% 12/31/18	10,768	10,786
1.5% 1/31/19 (b)	43,197	43,217
1.75% 7/31/15	4	4
1.75% 10/31/20	18,000	17,663
1.875% 8/31/17	47,000	48,513
1.875% 9/30/17	67,400	69,527
2% 2/28/21	23,772	23,568
2.125% 1/31/21	13,296	13,308
2.375% 6/30/18	26,608	27,841
2.5% 6/30/17	10,000	10,537
2.5% 8/15/23	27,413	27,203
2.75% 11/30/16	18,530	19,607
2.75% 11/15/23	137,815	139,273
2.75% 2/15/24	4,000	4,033
3.125% 1/31/17	39,773	42,582
3.5% 2/15/18	49,165	53,663
4.5% 5/15/17	24,685	27,568
4.75% 8/15/17	12,983	14,672
TOTAL U.S. TREASURY OBLIGATIONS		1,639,821
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5075% 12/7/20 (NCUA Guaranteed) (f)	6,584	6,591
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R4 Class 1A, 0.5425% 3/6/20 (NCUA Guaranteed) (f)	$ 5,651	$ 5,662
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	78,057
TOTAL OTHER GOVERNMENT RELATED		90,310
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,776,170)		1,803,582
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 2.6%
1.85% 10/1/33 (f)	261	271
1.885% 2/1/33 (f)	203	211
1.91% 12/1/34 (f)	233	243
1.91% 3/1/35 (f)	184	191
1.929% 10/1/33 (f)	107	111
1.94% 7/1/35 (f)	81	84
2.04% 11/1/33 (f)	613	643
2.05% 3/1/35 (f)	35	36
2.23% 7/1/34 (f)	125	132
2.303% 6/1/36 (f)	191	201
2.332% 3/1/35 (f)	125	133
2.389% 3/1/36 (f)	743	798
2.421% 10/1/33 (f)	166	176
2.486% 11/1/36 (f)	152	162
2.516% 7/1/35 (f)	343	365
2.536% 6/1/42 (f)	562	580
2.549% 2/1/36 (f)	278	292
2.588% 5/1/36 (f)	254	271
2.949% 11/1/40 (f)	346	364
2.959% 9/1/41 (f)	400	420
3% 3/1/44 (c)	40,000	38,848
3.093% 10/1/41 (f)	210	221
3.165% 3/1/42 (f)	15,664	16,411
3.224% 7/1/41 (f)	624	657
3.345% 10/1/41 (f)	355	376
3.49% 3/1/40 (f)	3,586	3,763
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.55% 7/1/41 (f)	$ 662	$ 703
4% 2/1/42	523	549
4% 3/1/44 (c)	6,400	6,707
5% 9/1/22 to 12/1/22	15,669	16,885
5.5% 1/1/29	3,386	3,750
6.19% 3/1/37 (f)	115	122
6.5% 2/1/17 to 8/1/36	10,687	12,070
9.5% 10/1/20	33	38
11.5% 6/15/19 to 1/15/21	16	17
		106,801
Freddie Mac - 0.7%
1.82% 3/1/35 (f)	581	598
2.121% 5/1/37 (f)	324	338
2.49% 6/1/35 (f)	611	649
2.492% 4/1/35 (f)	42	45
2.534% 2/1/36 (f)	31	32
2.673% 7/1/35 (f)	1,389	1,477
2.795% 7/1/36 (f)	591	629
2.877% 3/1/33 (f)	24	26
3% 11/1/42 to 2/1/43	5,160	5,018
3.064% 10/1/35 (f)	256	272
3.082% 9/1/41 (f)	3,397	3,568
3.23% 4/1/41 (f)	392	414
3.249% 9/1/41 (f)	370	390
3.281% 6/1/41 (f)	492	520
3.464% 5/1/41 (f)	417	443
3.622% 6/1/41 (f)	654	696
3.695% 5/1/41 (f)	604	642
4.5% 5/1/39 to 10/1/41	5,532	5,955
5.5% 7/1/29 to 7/1/35	3,821	4,241
6% 1/1/24	2,752	3,042
9.5% 6/1/18 to 8/1/21	46	51
9.75% 8/1/14	16	17
12% 3/1/15	0	0*
13% 6/1/14	0	0*
		29,063
Ginnie Mae - 6.6%
4.3% 8/20/61 (j)	5,069	5,478
4.5% 3/15/25 to 6/15/25	10,119	10,907
4.515% 3/20/62 (j)	18,921	20,762
4.53% 10/20/62 (j)	5,232	5,770
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.55% 5/20/62 (j)	$ 38,719	$ 42,566
4.556% 12/20/61 (j)	20,987	23,019
4.604% 3/20/62 (j)	11,152	12,277
4.626% 3/20/62 (j)	8,186	9,002
4.649% 2/20/62 (j)	3,475	3,826
4.65% 3/20/62 (j)	7,437	8,192
4.682% 2/20/62 (j)	4,582	5,042
4.684% 1/20/62 (j)	26,043	28,645
4.804% 3/20/61 (j)	13,768	15,032
4.834% 3/20/61 (j)	24,723	27,029
5% 4/20/41 to 6/20/41	97	107
5.47% 8/20/59 (j)	2,894	3,085
5.492% 4/20/60 (j)	23,575	26,214
5.5% 11/15/35	3,612	4,062
5.612% 4/20/58 (j)	5,914	6,165
6% 6/15/36	8,438	9,682
		266,862
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $395,679)		402,726
Collateralized Mortgage Obligations - 12.0%

U.S. Government Agency - 12.0%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1355% 8/25/31 (f)	165	168
Series 2002-49 Class FB, 0.7545% 11/18/31 (f)	166	168
Series 2002-60 Class FV, 1.1555% 4/25/32 (f)	73	74
Series 2002-75 Class FA, 1.1555% 11/25/32 (f)	149	152
Series 2010-15 Class FJ, 1.0855% 6/25/36 (f)	11,921	12,123
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	5,640	6,025
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	4,976	5,230
Series 2005-19 Class PA, 5.5% 7/25/34	4,529	4,939
Series 2005-27 Class NE, 5.5% 5/25/34	4,455	4,697
Series 2005-64 Class PX, 5.5% 6/25/35	4,354	4,787
Series 2006-45 Class OP, 0% 6/25/36 (i)	1,771	1,548
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,455
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,327
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	$ 2,002	$ 2,180
Series 2004-91 Class Z, 5% 12/25/34	10,471	11,497
Series 2005-117 Class JN, 4.5% 1/25/36	645	695
Series 2005-14 Class ZB, 5% 3/25/35	3,568	3,915
Series 2005-47 Class HK, 4.5% 6/25/20	7,309	7,707
Series 2006-72 Class CY, 6% 8/25/26	8,150	9,080
Series 2009-14 Class EB, 4.5% 3/25/24	6,918	7,329
Series 2009-59 Class HB, 5% 8/25/39	4,590	4,919
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,774
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	1,038	88
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,533	129
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	7,910	1,342
Series 2010-39 Class FG, 1.0755% 3/25/36 (f)	7,369	7,547
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	3,241	320
Series 2013-40 Class PV, 2% 1/25/26	7,424	7,551
Freddie Mac:
floater:
Series 2530 Class FE, 0.7545% 2/15/32 (f)	103	105
Series 2630 Class FL, 0.6545% 6/15/18 (f)	129	129
Series 2682 Class FB, 1.0545% 10/15/33 (f)	6,472	6,601
Series 2711 Class FC, 1.0545% 2/15/33 (f)	4,360	4,428
planned amortization class:
Series 1141 Class G, 9% 9/15/21	99	115
Series 2006-3245 Class ME, 5.5% 6/15/35	2,907	2,984
Series 2356 Class GD, 6% 9/15/16	59	62
Series 2376 Class JE, 5.5% 11/15/16	391	409
Series 2381 Class OG, 5.5% 11/15/16	215	224
Series 2672 Class MG, 5% 9/15/23	7,120	7,853
Series 2682 Class LD, 4.5% 10/15/33	777	829
Series 2810 Class PD, 6% 6/15/33	99	100
Series 3415 Class PC, 5% 12/15/37	1,291	1,390
Series 3763 Class QA, 4% 4/15/34	3,886	4,082
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,436
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,645	12,021
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,337
Series 2773 Class HC, 4.5% 4/15/19	704	755
Series 2877 Class ZD, 5% 10/15/34	13,507	14,762
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer: - continued
Series 3007 Class EW, 5.5% 7/15/25	$ 8,875	$ 9,929
Series 3277 Class B, 4% 2/15/22	5,900	6,252
Series 3578 Class B, 4.5% 9/15/24	7,927	8,369
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,769
Series 4181 Class LA, 3% 3/15/37	5,266	5,403
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.637% 1/20/38 (f)	555	558
Series 2008-73 Class FA, 1.017% 8/20/38 (f)	3,740	3,804
Series 2008-83 Class FB, 1.057% 9/20/38 (f)	3,839	3,908
Series 2009-108 Class CF, 0.7545% 11/16/39 (f)	2,582	2,604
Series 2011-H21 Class FA, 0.7683% 10/20/61 (f)(j)	8,626	8,627
Series 2012-H01 Class FA, 0.8683% 11/20/61 (f)(j)	7,194	7,225
Series 2012-H03 Class FA, 0.8683% 1/20/62 (f)(j)	4,344	4,363
Series 2012-H06 Class FA, 0.7983% 1/20/62 (f)(j)	6,690	6,699
Series 2012-H07 Class FA, 0.7983% 3/20/62 (f)(j)	3,960	3,964
Series 2014-H02 Class FB, 0.804% 12/20/63 (f)(j)	42,789	42,791
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,274	1,293
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	889	897
Series 2010-99 Class PT, 3.5% 8/20/33	1,148	1,159
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,913
Series 2010-H13 Class JA, 5.46% 10/20/59 (j)	14,741	15,698
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)	20,414	22,542
Series 2010-H17 Class XP, 5.302% 7/20/60 (f)(j)	27,910	30,758
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(j)	20,263	22,293
Series 2011-71:
Class ZB, 5.5% 8/20/34	23,156	26,475
Class ZC, 5.5% 7/16/34	22,567	25,318
Series 2012-64 Class KB, 3.8135% 5/20/41 (f)	2,924	3,264
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $484,616)		489,263
Commercial Mortgage Securities - 6.7%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (f)	$ 8,024	$ 8,009
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	3,740	4,073
Series K014 Class A2, 3.871% 4/25/21	9,230	9,912
Series K015 Class A2, 3.23% 7/25/21	16,425	16,931
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,412
Series K009 Class A2, 3.808% 8/25/20	32,528	34,961
Series K017 Class A2, 2.873% 12/25/21	28,660	28,753
Series K034:
Class A1, 2.669% 2/25/23	15,424	15,719
Class A2, 3.531% 7/25/23	50,700	52,383
Series K031 Class A2, 3.3% 4/25/23	34,500	35,120
Series K032 Class A1, 3.016% 2/25/23	28,191	29,398
Series K501 Class A2, 1.655% 11/25/16	9,650	9,809
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,431)		272,480
Foreign Government and Government Agency Obligations - 3.1%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	86,064
5.5% 12/4/23	48	57
Jordanian Kingdom 2.503% 10/30/20	41,050	41,282
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $117,142)		127,403
Fixed-Income Funds - 23.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $911,203)	8,825,644	945,491
Cash Equivalents - 4.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14:
(Collateralized by U.S. Government Obligations) # (a)	$ 42,877	$ 42,877
(Collateralized by U.S. Government Obligations) #	127,980	127,979
TOTAL CASH EQUIVALENTS (Cost $170,856)		170,856
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 42,345	780
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	42,345	1,697
TOTAL PURCHASED SWAPTIONS (Cost $2,532)			2,477
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $4,130,629)		4,214,278
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(135,292)
NET ASSETS - 100%		$ 4,078,986
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/44 (Proceeds $50,278)	$ (51,900)	(50,405)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
42 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 5,230	$ 24
727 CBOT 2 Year U.S. Treasury Note Contracts	June 2014	159,849	56
81 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	9,709	30
128 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	17,032	224
327 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	46,955	592
TOTAL TREASURY CONTRACTS		$ 238,775	$ 926
The face value of futures purchased as a percentage of net assets is 5.8%
Swaps
Interest Rate Swaps Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)

CME	Jun. 2016	$ 11,314	3-month LIBOR	0.75%	$ (8)	$ 0	$ (8)
CME	Jun. 2019	6,718	3-month LIBOR	2%	(30)	0	(30)
CME	Jun. 2024	136,978	3-month LIBOR	3%	(1,481)	0	(1,481)
CME	Jun. 2044	1,035	3.75%	3-month LIBOR	27	0	27
TOTAL INTEREST RATE SWAPS					$ (1,492)	$ 0	$ (1,492)
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,064,000.
(e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,023,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$127,979,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 4,332
Citibank NA	24,999
Credit Agricole CIB New York Branch	42,104
ING Financial Markets LLC	5,263
Mizuho Securities USA, Inc.	31,280
Morgan Stanley & Co., Inc.	3,686
Wells Fargo Securities LLC	16,315
$ 127,979
$42,877,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 42,501
Mizuho Securities USA, Inc.	376
$ 42,877
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 12,504
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 12,504	$ 150,134	$ 945,491	9.3%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,803,582	$ -	$ 1,803,582	$ -
U.S. Government Agency - Mortgage Securities	402,726	-	402,726	-
Collateralized Mortgage Obligations	489,263	-	489,263	-
Commercial Mortgage Securities	272,480	-	272,480	-
Foreign Government and Government Agency Obligations	127,403	-	127,403	-
Fixed-Income Funds	945,491	945,491	-	-
Cash Equivalents	170,856	-	170,856	-
Purchased Swaptions	2,477	-	2,477	-
Total Investments in Securities:	$ 4,214,278	$ 945,491	$ 3,268,787	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Futures Contracts	$ 926	$ 926	$ -	$ -
Swaps	27	-	27	-
Total Assets	$ 953	$ 926	$ 27	$ -
Liabilities
Swaps	$ (1,519)	$ -	$ (1,519)	$ -
Total Other Derivative Instruments:	$ (566)	$ 926	$ (1,492)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (50,405)	$ -	$ (50,405)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 926	$ -
Purchased Swaptions (b)	2,477	-
Swaps (c)	27	(1,519)
Total Value of Derivatives	$ 3,430	$ (1,519)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,020 and repurchase agreements of $170,856) - See accompanying schedule: Unaffiliated issuers (cost $3,219,426)	$ 3,268,787
Fidelity Central Funds (cost $911,203)	945,491
Total Investments (cost $4,130,629)		$ 4,214,278
Cash		2
Receivable for investments sold, regular delivery		20,021
Receivable for TBA sale commitments		50,278
Receivable for fund shares sold		2,851
Interest receivable		11,793
Receivable for daily variation margin for derivative instruments		176
Other receivables		773
Total assets		4,300,172

Liabilities
Payable for investments purchased Regular delivery	$ 74,728
Delayed delivery	45,294
TBA sale commitments, at value	50,405
Payable for fund shares redeemed	5,169
Distributions payable	203
Accrued management fee	1,060
Distribution and service plan fees payable	159
Other affiliated payables	519
Other payables and accrued expenses	771
Collateral on securities loaned, at value	42,878
Total liabilities		221,186

Net Assets		$ 4,078,986
Net Assets consist of:
Paid in capital		$ 4,060,697
Distributions in excess of net investment income		(1,783)
Accumulated undistributed net realized gain (loss) on investments		(62,884)
Net unrealized appreciation (depreciation) on investments		82,956
Net Assets		$ 4,078,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($255,021 ÷ 24,678 shares)	$ 10.33

Maximum offering price per share (100/96.00 of $10.33)	$ 10.76
Class T: Net Asset Value and redemption price per share ($207,155 ÷ 20,049 shares)	$ 10.33

Maximum offering price per share (100/96.00 of $10.33)	$ 10.76
Class B: Net Asset Value and offering price per share ($10,195 ÷ 987 shares)A	$ 10.33

Class C: Net Asset Value and offering price per share ($64,770 ÷ 6,269 shares)A	$ 10.33

Government Income: Net Asset Value, offering price and redemption price per share ($3,228,063 ÷ 312,871 shares)	$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($313,782 ÷ 30,367 shares)	$ 10.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 30,780
Income from Fidelity Central Funds		12,504
Total income		43,284

Expenses
Management fee	$ 6,552
Transfer agent fees	2,385
Distribution and service plan fees	1,002
Fund wide operations fee	790
Independent trustees' compensation	8
Miscellaneous	6
Total expenses before reductions	10,743
Expense reductions	(22)	10,721
Net investment income (loss)		32,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,536)
Fidelity Central Funds	4,335
Futures contracts	3,804
Swaps	(2,313)
Total net realized gain (loss)		(710)
Change in net unrealized appreciation (depreciation) on: Investment securities	59,995
Futures contracts	723
Swaps	(1,492)
Delayed delivery commitments	(732)
Total change in net unrealized appreciation (depreciation)		58,494
Net gain (loss)		57,784
Net increase (decrease) in net assets resulting from operations		$ 90,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,563	$ 62,137
Net realized gain (loss)	(710)	(2,343)
Change in net unrealized appreciation (depreciation)	58,494	(204,263)
Net increase (decrease) in net assets resulting from operations	90,347	(144,469)
Distributions to shareholders from net investment income	(33,466)	(59,594)
Distributions to shareholders from net realized gain	(2,860)	(159,024)
Total distributions	(36,326)	(218,618)
Share transactions - net increase (decrease)	(287,811)	(779,262)
Total increase (decrease) in net assets	(233,790)	(1,142,349)

Net Assets
Beginning of period	4,312,776	5,455,125
End of period (including distributions in excess of net investment income of $1,783 and distributions in excess of net investment income of $880, respectively)	$ 4,078,986	$ 4,312,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.066	.105	.141	.015	.199	.242	.356
Net realized and unrealized gain (loss)	.139	(.454)	.327	.199	.108	.424	.466
Total from investment operations	.205	(.349)	.468	.214	.307	.666	.822
Distributions from net investment income	(.068)	(.099)	(.135)	(.014)	(.191)	(.231)	(.352)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.075)	(.421)	(.398)	(.014)	(.447)	(.596)	(.452)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Total Return B,C,D	2.02%	(3.29)%	4.39%	2.00%	2.94%	6.44%	8.03%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of fee waivers, if any	.78% A	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of all reductions	.78% A	.77%	.77%	.76% A	.77%	.77%	.77%
Net investment income (loss)	1.30% A	.99%	1.30%	1.61% A	1.88%	2.28%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 255	$ 291	$ 380	$ 345	$ 329	$ 431	$ 437
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.067	.107	.143	.015	.201	.243	.357
Net realized and unrealized gain (loss)	.139	(.454)	.327	.209	.098	.425	.466
Total from investment operations	.206	(.347)	.470	.224	.299	.668	.823
Distributions from net investment income	(.069)	(.101)	(.137)	(.014)	(.193)	(.233)	(.353)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.076)	(.423)	(.400)	(.014)	(.449)	(.598)	(.453)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	2.03%	(3.27)%	4.41%	2.10%	2.86%	6.45%	8.04%
Ratios to Average Net Assets F,H
Expenses before reductions	.76% A	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76% A	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of all reductions	.76% A	.75%	.75%	.75% A	.76%	.76%	.76%
Net investment income (loss)	1.32% A	1.01%	1.32%	1.62% A	1.89%	2.29%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 228	$ 309	$ 286	$ 272	$ 335	$ 324
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.029	.028	.062	.008	.122	.164	.278
Net realized and unrealized gain (loss)	.139	(.454)	.328	.210	.098	.425	.467
Total from investment operations	.168	(.426)	.390	.218	.220	.589	.745
Distributions from net investment income	(.031)	(.022)	(.057)	(.008)	(.114)	(.154)	(.275)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.038)	(.344)	(.320)	(.008)	(.370)	(.519)	(.375)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	1.65%	(3.99)%	3.64%	2.04%	2.10%	5.67%	7.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.51% A	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Net investment income (loss)	.57% A	.26%	.58%	.90% A	1.15%	1.55%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 13	$ 20	$ 26	$ 25	$ 38	$ 48
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.027	.025	.060	.008	.121	.163	.275
Net realized and unrealized gain (loss)	.139	(.443)	.318	.210	.098	.425	.468
Total from investment operations	.166	(.418)	.378	.218	.219	.588	.743
Distributions from net investment income	(.029)	(.020)	(.055)	(.008)	(.113)	(.153)	(.273)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.036)	(.342)	(.318)	(.008)	(.369)	(.518)	(.373)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	1.63%	(3.93)%	3.53%	2.04%	2.09%	5.66%	7.23%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of all reductions	1.55% A	1.52%	1.51%	1.50% A	1.51%	1.51%	1.51%
Net investment income (loss)	.53% A	.24%	.56%	.88% A	1.14%	1.54%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 73	$ 98	$ 95	$ 89	$ 118	$ 131
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Government Income

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 I	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Income from Investment Operations
Net investment income (loss) D	.083	.138	.175	.018	.233	.275	.390
Net realized and unrealized gain (loss)	.149	(.453)	.328	.199	.108	.415	.476
Total from investment operations	.232	(.315)	.503	.217	.341	.690	.866
Distributions from net investment income	(.085)	(.133)	(.170)	(.017)	(.225)	(.265)	(.386)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.092)	(.455)	(.433)	(.017)	(.481)	(.630)	(.486)
Net asset value, end of period	$ 10.32	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Total Return B,C	2.29%	(2.99)%	4.73%	2.03%	3.27%	6.69%	8.49%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.62% A	1.31%	1.62%	1.91% A	2.20%	2.60%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3,228 A	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638
Portfolio turnover rate F	162%	192%	222%	466% A,K	430%	355%	380% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 I	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.080	.133	.169	.017	.225	.267	.385
Net realized and unrealized gain (loss)	.139	(.454)	.327	.210	.099	.425	.466
Total from investment operations	.219	(.321)	.496	.227	.324	.692	.851
Distributions from net investment income	(.082)	(.127)	(.163)	(.017)	(.218)	(.257)	(.381)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.089)	(.449)	(.426)	(.017)	(.474)	(.622)	(.481)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C	2.15%	(3.03)%	4.66%	2.12%	3.10%	6.70%	8.32%
Ratios to Average Net Assets E,G
Expenses before reductions	.51% A	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of all reductions	.51% A	.51%	.51%	.52% A	.52%	.53%	.51%
Net investment income (loss)	1.57% A	1.26%	1.56%	1.84% A	2.13%	2.52%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 314	$ 296	$ 334	$ 344	$ 344	$ 284	$ 200
Portfolio turnover rate F	162% A	192%	222%	466% A,K	430%	355%	380% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,750
Gross unrealized depreciation	(12,745)
Net unrealized appreciation (depreciation) on securities and other investments	$ 83,005

Tax cost	$ 4,131,273

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund Derivative counterparty credit risk is managed through formal evaluation of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,804	$ 723
Purchased Options	-	(55)
Swaps	(2,313)	(1,492)
Totals (a)	$ 1,491	$ (824)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation

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4. Derivative Instruments - continued

Swaps - continued

margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $56,030 and $152,563, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 340	$ 9
Class T	-%	.25%	271	3
Class B	.65%	.25%	51	38
Class C	.75%	.25%	340	36
			$ 1,002	$ 86

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	2
Class B*	17
Class C*	9
$ 32

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 237.18
Class T	165.15
Class B	14.25
Class C	63.19
Government Income	1,662.10
Institutional Class	244.16
	$ 2,385

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $88.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion if the Fund's operating expenses during the period in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 1,801	$ 3,252
Class T	1,461	2,613
Class B	34	37
Class C	193	168
Government Income	27,503	49,780
Institutional Class	2,474	3,744
Total	$ 33,466	$ 59,594
From net realized gain
Class A	$ 183	$ 11,175
Class T	147	8,673
Class B	8	596
Class C	46	2,876
Government Income	2,266	125,918
Institutional Class	210	9,786
Total	$ 2,860	$ 159,024

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	1,701	8,104	$ 17,459	$ 85,854
Reinvestment of distributions	180	1,265	1,848	13,433
Shares redeemed	(5,763)	(15,428)	(59,127)	(162,383)
Net increase (decrease)	(3,882)	(6,059)	$ (39,820)	$ (63,096)
Class T
Shares sold	2,048	7,402	$ 21,026	$ 78,470
Reinvestment of distributions	153	1,047	1,572	11,108
Shares redeemed	(4,498)	(14,316)	(46,151)	(151,179)
Net increase (decrease)	(2,297)	(5,867)	$ (23,553)	$ (61,601)
Class B
Shares sold	13	94	$ 129	$ 1,008
Reinvestment of distributions	3	46	32	489
Shares redeemed	(294)	(744)	(3,007)	(7,820)
Net increase (decrease)	(278)	(604)	$ (2,846)	$ (6,323)
Class C
Shares sold	424	1,670	$ 4,368	$ 17,648
Reinvestment of distributions	18	217	181	2,305
Shares redeemed	(1,324)	(3,719)	(13,587)	(39,071)
Net increase (decrease)	(882)	(1,832)	$ (9,038)	$ (19,118)
Government Income
Shares sold	32,923	64,692	$ 337,153	$ 682,510
Reinvestment of distributions	2,786	16,002	28,600	169,563
Shares redeemed	(57,823)	(139,613)	(591,896)	(1,466,267)
Net increase (decrease)	(22,114)	(58,919)	$ (226,143)	$ (614,194)
Institutional Class
Shares sold	5,030	10,037	$ 51,526	$ 106,129
Reinvestment of distributions	253	1,202	2,601	12,746
Shares redeemed	(3,956)	(12,650)	(40,538)	(133,805)
Net increase (decrease)	1,327	(1,411)	$ 13,589	$ (14,930)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

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Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVT-USAN-0414
1.864213.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Institutional Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.78%
Actual		$ 1,000.00	$ 1,020.20	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,020.30	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 1,016.50	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.55%
Actual		$ 1,000.00	$ 1,016.30	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Government Income	.45%
Actual		$ 1,000.00	$ 1,022.90	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,021.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	17.6	21.2
1 - 1.99%	12.3	9.4
2 - 2.99%	10.2	8.3
3 - 3.99%	20.8	20.8
4 - 4.99%	18.0	18.9
5 - 5.99%	14.6	13.6
6 - 6.99%	1.8	4.3
7% and above	0.3	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.1	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	4.8	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Mortgage Securities 29.3%		Mortgage Securities 34.8%
	CMOs and Other Mortgage Related Securities 21.4%		CMOs and Other Mortgage Related Securities 17.3%
	U.S. Treasury Obligations 40.2%		U.S. Treasury Obligations 40.5%
	U.S. Government Agency Obligations† 4.0%		U.S. Government Agency Obligations† 2.9%
	Foreign Government & Government Agency Obligations 3.1%		Foreign Government & Government Agency Obligations 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.6%
* Foreign Investments	3.1%	** Foreign Investments	1.9%
* Futures and Swaps	1.7%	** Futures and Swaps	3.4%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 44.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 262
1.625% 11/27/18	913	915
1.875% 9/18/18	203	206
1.875% 2/19/19	1,112	1,123
Federal Home Loan Bank 1% 6/21/17	14,860	14,874
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,229	2,369
Series 2002-20K Class 1, 5.08% 11/1/22	3,571	3,887
Series 2004-20H Class 1, 5.17% 8/1/24	1,220	1,329
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,179
3.5% 12/15/42	7,070	5,951
5.25% 9/15/39	5,209	5,855
5.375% 4/1/56	8,429	9,300
5.88% 4/1/36	3,438	4,201
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,451
U.S. Treasury Obligations - 40.2%
U.S. Treasury Bonds:
3.625% 8/15/43	112,941	113,717
3.625% 2/15/44	3,000	3,019
3.75% 11/15/43	6,000	6,180
4.375% 2/15/38	30,154	34,682
5% 5/15/37 (d)	43,170	54,124
9.875% 11/15/15 (e)	10,285	11,960
U.S. Treasury Notes:
0.25% 2/15/15	70,000	70,068
0.25% 7/15/15	3	3
0.25% 9/30/15	15,000	15,008
0.25% 2/29/16	14,933	14,911
0.25% 4/15/16	61,378	61,225
0.25% 5/15/16	17,502	17,446
0.375% 1/15/16	133,453	133,656
0.375% 3/15/16	20,000	20,014
0.625% 7/15/16	67,927	68,198
0.625% 8/15/16	44,206	44,354
0.625% 11/15/16	4,315	4,320
0.625% 4/30/18	37,435	36,543
0.75% 1/15/17	10,000	10,030
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 6/30/17	$ 58,736	$ 58,516
0.875% 9/15/16	10,000	10,091
0.875% 11/30/16	8,663	8,727
0.875% 1/31/17	704	708
0.875% 1/31/18	4,683	4,641
0.875% 7/31/19	6,174	5,915
1% 10/31/16	39,991	40,441
1% 5/31/18	22,215	21,986
1.25% 11/30/18	35,000	34,702
1.375% 11/30/15	470	479
1.375% 7/31/18	39,780	39,886
1.375% 9/30/18	17,526	17,525
1.375% 2/28/19	83,770	83,181
1.5% 12/31/18	10,768	10,786
1.5% 1/31/19 (b)	43,197	43,217
1.75% 7/31/15	4	4
1.75% 10/31/20	18,000	17,663
1.875% 8/31/17	47,000	48,513
1.875% 9/30/17	67,400	69,527
2% 2/28/21	23,772	23,568
2.125% 1/31/21	13,296	13,308
2.375% 6/30/18	26,608	27,841
2.5% 6/30/17	10,000	10,537
2.5% 8/15/23	27,413	27,203
2.75% 11/30/16	18,530	19,607
2.75% 11/15/23	137,815	139,273
2.75% 2/15/24	4,000	4,033
3.125% 1/31/17	39,773	42,582
3.5% 2/15/18	49,165	53,663
4.5% 5/15/17	24,685	27,568
4.75% 8/15/17	12,983	14,672
TOTAL U.S. TREASURY OBLIGATIONS		1,639,821
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5075% 12/7/20 (NCUA Guaranteed) (f)	6,584	6,591
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R4 Class 1A, 0.5425% 3/6/20 (NCUA Guaranteed) (f)	$ 5,651	$ 5,662
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	78,057
TOTAL OTHER GOVERNMENT RELATED		90,310
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,776,170)		1,803,582
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 2.6%
1.85% 10/1/33 (f)	261	271
1.885% 2/1/33 (f)	203	211
1.91% 12/1/34 (f)	233	243
1.91% 3/1/35 (f)	184	191
1.929% 10/1/33 (f)	107	111
1.94% 7/1/35 (f)	81	84
2.04% 11/1/33 (f)	613	643
2.05% 3/1/35 (f)	35	36
2.23% 7/1/34 (f)	125	132
2.303% 6/1/36 (f)	191	201
2.332% 3/1/35 (f)	125	133
2.389% 3/1/36 (f)	743	798
2.421% 10/1/33 (f)	166	176
2.486% 11/1/36 (f)	152	162
2.516% 7/1/35 (f)	343	365
2.536% 6/1/42 (f)	562	580
2.549% 2/1/36 (f)	278	292
2.588% 5/1/36 (f)	254	271
2.949% 11/1/40 (f)	346	364
2.959% 9/1/41 (f)	400	420
3% 3/1/44 (c)	40,000	38,848
3.093% 10/1/41 (f)	210	221
3.165% 3/1/42 (f)	15,664	16,411
3.224% 7/1/41 (f)	624	657
3.345% 10/1/41 (f)	355	376
3.49% 3/1/40 (f)	3,586	3,763
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.55% 7/1/41 (f)	$ 662	$ 703
4% 2/1/42	523	549
4% 3/1/44 (c)	6,400	6,707
5% 9/1/22 to 12/1/22	15,669	16,885
5.5% 1/1/29	3,386	3,750
6.19% 3/1/37 (f)	115	122
6.5% 2/1/17 to 8/1/36	10,687	12,070
9.5% 10/1/20	33	38
11.5% 6/15/19 to 1/15/21	16	17
		106,801
Freddie Mac - 0.7%
1.82% 3/1/35 (f)	581	598
2.121% 5/1/37 (f)	324	338
2.49% 6/1/35 (f)	611	649
2.492% 4/1/35 (f)	42	45
2.534% 2/1/36 (f)	31	32
2.673% 7/1/35 (f)	1,389	1,477
2.795% 7/1/36 (f)	591	629
2.877% 3/1/33 (f)	24	26
3% 11/1/42 to 2/1/43	5,160	5,018
3.064% 10/1/35 (f)	256	272
3.082% 9/1/41 (f)	3,397	3,568
3.23% 4/1/41 (f)	392	414
3.249% 9/1/41 (f)	370	390
3.281% 6/1/41 (f)	492	520
3.464% 5/1/41 (f)	417	443
3.622% 6/1/41 (f)	654	696
3.695% 5/1/41 (f)	604	642
4.5% 5/1/39 to 10/1/41	5,532	5,955
5.5% 7/1/29 to 7/1/35	3,821	4,241
6% 1/1/24	2,752	3,042
9.5% 6/1/18 to 8/1/21	46	51
9.75% 8/1/14	16	17
12% 3/1/15	0	0*
13% 6/1/14	0	0*
		29,063
Ginnie Mae - 6.6%
4.3% 8/20/61 (j)	5,069	5,478
4.5% 3/15/25 to 6/15/25	10,119	10,907
4.515% 3/20/62 (j)	18,921	20,762
4.53% 10/20/62 (j)	5,232	5,770
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.55% 5/20/62 (j)	$ 38,719	$ 42,566
4.556% 12/20/61 (j)	20,987	23,019
4.604% 3/20/62 (j)	11,152	12,277
4.626% 3/20/62 (j)	8,186	9,002
4.649% 2/20/62 (j)	3,475	3,826
4.65% 3/20/62 (j)	7,437	8,192
4.682% 2/20/62 (j)	4,582	5,042
4.684% 1/20/62 (j)	26,043	28,645
4.804% 3/20/61 (j)	13,768	15,032
4.834% 3/20/61 (j)	24,723	27,029
5% 4/20/41 to 6/20/41	97	107
5.47% 8/20/59 (j)	2,894	3,085
5.492% 4/20/60 (j)	23,575	26,214
5.5% 11/15/35	3,612	4,062
5.612% 4/20/58 (j)	5,914	6,165
6% 6/15/36	8,438	9,682
		266,862
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $395,679)		402,726
Collateralized Mortgage Obligations - 12.0%

U.S. Government Agency - 12.0%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1355% 8/25/31 (f)	165	168
Series 2002-49 Class FB, 0.7545% 11/18/31 (f)	166	168
Series 2002-60 Class FV, 1.1555% 4/25/32 (f)	73	74
Series 2002-75 Class FA, 1.1555% 11/25/32 (f)	149	152
Series 2010-15 Class FJ, 1.0855% 6/25/36 (f)	11,921	12,123
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	5,640	6,025
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	4,976	5,230
Series 2005-19 Class PA, 5.5% 7/25/34	4,529	4,939
Series 2005-27 Class NE, 5.5% 5/25/34	4,455	4,697
Series 2005-64 Class PX, 5.5% 6/25/35	4,354	4,787
Series 2006-45 Class OP, 0% 6/25/36 (i)	1,771	1,548
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,455
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,327
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	$ 2,002	$ 2,180
Series 2004-91 Class Z, 5% 12/25/34	10,471	11,497
Series 2005-117 Class JN, 4.5% 1/25/36	645	695
Series 2005-14 Class ZB, 5% 3/25/35	3,568	3,915
Series 2005-47 Class HK, 4.5% 6/25/20	7,309	7,707
Series 2006-72 Class CY, 6% 8/25/26	8,150	9,080
Series 2009-14 Class EB, 4.5% 3/25/24	6,918	7,329
Series 2009-59 Class HB, 5% 8/25/39	4,590	4,919
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,774
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	1,038	88
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,533	129
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	7,910	1,342
Series 2010-39 Class FG, 1.0755% 3/25/36 (f)	7,369	7,547
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	3,241	320
Series 2013-40 Class PV, 2% 1/25/26	7,424	7,551
Freddie Mac:
floater:
Series 2530 Class FE, 0.7545% 2/15/32 (f)	103	105
Series 2630 Class FL, 0.6545% 6/15/18 (f)	129	129
Series 2682 Class FB, 1.0545% 10/15/33 (f)	6,472	6,601
Series 2711 Class FC, 1.0545% 2/15/33 (f)	4,360	4,428
planned amortization class:
Series 1141 Class G, 9% 9/15/21	99	115
Series 2006-3245 Class ME, 5.5% 6/15/35	2,907	2,984
Series 2356 Class GD, 6% 9/15/16	59	62
Series 2376 Class JE, 5.5% 11/15/16	391	409
Series 2381 Class OG, 5.5% 11/15/16	215	224
Series 2672 Class MG, 5% 9/15/23	7,120	7,853
Series 2682 Class LD, 4.5% 10/15/33	777	829
Series 2810 Class PD, 6% 6/15/33	99	100
Series 3415 Class PC, 5% 12/15/37	1,291	1,390
Series 3763 Class QA, 4% 4/15/34	3,886	4,082
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,436
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,645	12,021
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,337
Series 2773 Class HC, 4.5% 4/15/19	704	755
Series 2877 Class ZD, 5% 10/15/34	13,507	14,762
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer: - continued
Series 3007 Class EW, 5.5% 7/15/25	$ 8,875	$ 9,929
Series 3277 Class B, 4% 2/15/22	5,900	6,252
Series 3578 Class B, 4.5% 9/15/24	7,927	8,369
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,769
Series 4181 Class LA, 3% 3/15/37	5,266	5,403
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.637% 1/20/38 (f)	555	558
Series 2008-73 Class FA, 1.017% 8/20/38 (f)	3,740	3,804
Series 2008-83 Class FB, 1.057% 9/20/38 (f)	3,839	3,908
Series 2009-108 Class CF, 0.7545% 11/16/39 (f)	2,582	2,604
Series 2011-H21 Class FA, 0.7683% 10/20/61 (f)(j)	8,626	8,627
Series 2012-H01 Class FA, 0.8683% 11/20/61 (f)(j)	7,194	7,225
Series 2012-H03 Class FA, 0.8683% 1/20/62 (f)(j)	4,344	4,363
Series 2012-H06 Class FA, 0.7983% 1/20/62 (f)(j)	6,690	6,699
Series 2012-H07 Class FA, 0.7983% 3/20/62 (f)(j)	3,960	3,964
Series 2014-H02 Class FB, 0.804% 12/20/63 (f)(j)	42,789	42,791
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,274	1,293
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	889	897
Series 2010-99 Class PT, 3.5% 8/20/33	1,148	1,159
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,913
Series 2010-H13 Class JA, 5.46% 10/20/59 (j)	14,741	15,698
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)	20,414	22,542
Series 2010-H17 Class XP, 5.302% 7/20/60 (f)(j)	27,910	30,758
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(j)	20,263	22,293
Series 2011-71:
Class ZB, 5.5% 8/20/34	23,156	26,475
Class ZC, 5.5% 7/16/34	22,567	25,318
Series 2012-64 Class KB, 3.8135% 5/20/41 (f)	2,924	3,264
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $484,616)		489,263
Commercial Mortgage Securities - 6.7%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (f)	$ 8,024	$ 8,009
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	3,740	4,073
Series K014 Class A2, 3.871% 4/25/21	9,230	9,912
Series K015 Class A2, 3.23% 7/25/21	16,425	16,931
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,412
Series K009 Class A2, 3.808% 8/25/20	32,528	34,961
Series K017 Class A2, 2.873% 12/25/21	28,660	28,753
Series K034:
Class A1, 2.669% 2/25/23	15,424	15,719
Class A2, 3.531% 7/25/23	50,700	52,383
Series K031 Class A2, 3.3% 4/25/23	34,500	35,120
Series K032 Class A1, 3.016% 2/25/23	28,191	29,398
Series K501 Class A2, 1.655% 11/25/16	9,650	9,809
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,431)		272,480
Foreign Government and Government Agency Obligations - 3.1%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	86,064
5.5% 12/4/23	48	57
Jordanian Kingdom 2.503% 10/30/20	41,050	41,282
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $117,142)		127,403
Fixed-Income Funds - 23.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $911,203)	8,825,644	945,491
Cash Equivalents - 4.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14:
(Collateralized by U.S. Government Obligations) # (a)	$ 42,877	$ 42,877
(Collateralized by U.S. Government Obligations) #	127,980	127,979
TOTAL CASH EQUIVALENTS (Cost $170,856)		170,856
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 42,345	780
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	42,345	1,697
TOTAL PURCHASED SWAPTIONS (Cost $2,532)			2,477
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $4,130,629)		4,214,278
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(135,292)
NET ASSETS - 100%		$ 4,078,986
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/44 (Proceeds $50,278)	$ (51,900)	(50,405)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
42 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 5,230	$ 24
727 CBOT 2 Year U.S. Treasury Note Contracts	June 2014	159,849	56
81 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	9,709	30
128 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	17,032	224
327 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	46,955	592
TOTAL TREASURY CONTRACTS		$ 238,775	$ 926
The face value of futures purchased as a percentage of net assets is 5.8%
Swaps
Interest Rate Swaps Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)

CME	Jun. 2016	$ 11,314	3-month LIBOR	0.75%	$ (8)	$ 0	$ (8)
CME	Jun. 2019	6,718	3-month LIBOR	2%	(30)	0	(30)
CME	Jun. 2024	136,978	3-month LIBOR	3%	(1,481)	0	(1,481)
CME	Jun. 2044	1,035	3.75%	3-month LIBOR	27	0	27
TOTAL INTEREST RATE SWAPS					$ (1,492)	$ 0	$ (1,492)
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,064,000.
(e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,023,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$127,979,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 4,332
Citibank NA	24,999
Credit Agricole CIB New York Branch	42,104
ING Financial Markets LLC	5,263
Mizuho Securities USA, Inc.	31,280
Morgan Stanley & Co., Inc.	3,686
Wells Fargo Securities LLC	16,315
$ 127,979
$42,877,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 42,501
Mizuho Securities USA, Inc.	376
$ 42,877
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 12,504
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 12,504	$ 150,134	$ 945,491	9.3%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,803,582	$ -	$ 1,803,582	$ -
U.S. Government Agency - Mortgage Securities	402,726	-	402,726	-
Collateralized Mortgage Obligations	489,263	-	489,263	-
Commercial Mortgage Securities	272,480	-	272,480	-
Foreign Government and Government Agency Obligations	127,403	-	127,403	-
Fixed-Income Funds	945,491	945,491	-	-
Cash Equivalents	170,856	-	170,856	-
Purchased Swaptions	2,477	-	2,477	-
Total Investments in Securities:	$ 4,214,278	$ 945,491	$ 3,268,787	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Futures Contracts	$ 926	$ 926	$ -	$ -
Swaps	27	-	27	-
Total Assets	$ 953	$ 926	$ 27	$ -
Liabilities
Swaps	$ (1,519)	$ -	$ (1,519)	$ -
Total Other Derivative Instruments:	$ (566)	$ 926	$ (1,492)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (50,405)	$ -	$ (50,405)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 926	$ -
Purchased Swaptions (b)	2,477	-
Swaps (c)	27	(1,519)
Total Value of Derivatives	$ 3,430	$ (1,519)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,020 and repurchase agreements of $170,856) - See accompanying schedule: Unaffiliated issuers (cost $3,219,426)	$ 3,268,787
Fidelity Central Funds (cost $911,203)	945,491
Total Investments (cost $4,130,629)		$ 4,214,278
Cash		2
Receivable for investments sold, regular delivery		20,021
Receivable for TBA sale commitments		50,278
Receivable for fund shares sold		2,851
Interest receivable		11,793
Receivable for daily variation margin for derivative instruments		176
Other receivables		773
Total assets		4,300,172

Liabilities
Payable for investments purchased Regular delivery	$ 74,728
Delayed delivery	45,294
TBA sale commitments, at value	50,405
Payable for fund shares redeemed	5,169
Distributions payable	203
Accrued management fee	1,060
Distribution and service plan fees payable	159
Other affiliated payables	519
Other payables and accrued expenses	771
Collateral on securities loaned, at value	42,878
Total liabilities		221,186

Net Assets		$ 4,078,986
Net Assets consist of:
Paid in capital		$ 4,060,697
Distributions in excess of net investment income		(1,783)
Accumulated undistributed net realized gain (loss) on investments		(62,884)
Net unrealized appreciation (depreciation) on investments		82,956
Net Assets		$ 4,078,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($255,021 ÷ 24,678 shares)	$ 10.33

Maximum offering price per share (100/96.00 of $10.33)	$ 10.76
Class T: Net Asset Value and redemption price per share ($207,155 ÷ 20,049 shares)	$ 10.33

Maximum offering price per share (100/96.00 of $10.33)	$ 10.76
Class B: Net Asset Value and offering price per share ($10,195 ÷ 987 shares)A	$ 10.33

Class C: Net Asset Value and offering price per share ($64,770 ÷ 6,269 shares)A	$ 10.33

Government Income: Net Asset Value, offering price and redemption price per share ($3,228,063 ÷ 312,871 shares)	$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($313,782 ÷ 30,367 shares)	$ 10.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 30,780
Income from Fidelity Central Funds		12,504
Total income		43,284

Expenses
Management fee	$ 6,552
Transfer agent fees	2,385
Distribution and service plan fees	1,002
Fund wide operations fee	790
Independent trustees' compensation	8
Miscellaneous	6
Total expenses before reductions	10,743
Expense reductions	(22)	10,721
Net investment income (loss)		32,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,536)
Fidelity Central Funds	4,335
Futures contracts	3,804
Swaps	(2,313)
Total net realized gain (loss)		(710)
Change in net unrealized appreciation (depreciation) on: Investment securities	59,995
Futures contracts	723
Swaps	(1,492)
Delayed delivery commitments	(732)
Total change in net unrealized appreciation (depreciation)		58,494
Net gain (loss)		57,784
Net increase (decrease) in net assets resulting from operations		$ 90,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,563	$ 62,137
Net realized gain (loss)	(710)	(2,343)
Change in net unrealized appreciation (depreciation)	58,494	(204,263)
Net increase (decrease) in net assets resulting from operations	90,347	(144,469)
Distributions to shareholders from net investment income	(33,466)	(59,594)
Distributions to shareholders from net realized gain	(2,860)	(159,024)
Total distributions	(36,326)	(218,618)
Share transactions - net increase (decrease)	(287,811)	(779,262)
Total increase (decrease) in net assets	(233,790)	(1,142,349)

Net Assets
Beginning of period	4,312,776	5,455,125
End of period (including distributions in excess of net investment income of $1,783 and distributions in excess of net investment income of $880, respectively)	$ 4,078,986	$ 4,312,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.066	.105	.141	.015	.199	.242	.356
Net realized and unrealized gain (loss)	.139	(.454)	.327	.199	.108	.424	.466
Total from investment operations	.205	(.349)	.468	.214	.307	.666	.822
Distributions from net investment income	(.068)	(.099)	(.135)	(.014)	(.191)	(.231)	(.352)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.075)	(.421)	(.398)	(.014)	(.447)	(.596)	(.452)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Total Return B,C,D	2.02%	(3.29)%	4.39%	2.00%	2.94%	6.44%	8.03%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of fee waivers, if any	.78% A	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of all reductions	.78% A	.77%	.77%	.76% A	.77%	.77%	.77%
Net investment income (loss)	1.30% A	.99%	1.30%	1.61% A	1.88%	2.28%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 255	$ 291	$ 380	$ 345	$ 329	$ 431	$ 437
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.067	.107	.143	.015	.201	.243	.357
Net realized and unrealized gain (loss)	.139	(.454)	.327	.209	.098	.425	.466
Total from investment operations	.206	(.347)	.470	.224	.299	.668	.823
Distributions from net investment income	(.069)	(.101)	(.137)	(.014)	(.193)	(.233)	(.353)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.076)	(.423)	(.400)	(.014)	(.449)	(.598)	(.453)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	2.03%	(3.27)%	4.41%	2.10%	2.86%	6.45%	8.04%
Ratios to Average Net Assets F,H
Expenses before reductions	.76% A	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76% A	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of all reductions	.76% A	.75%	.75%	.75% A	.76%	.76%	.76%
Net investment income (loss)	1.32% A	1.01%	1.32%	1.62% A	1.89%	2.29%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 228	$ 309	$ 286	$ 272	$ 335	$ 324
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.029	.028	.062	.008	.122	.164	.278
Net realized and unrealized gain (loss)	.139	(.454)	.328	.210	.098	.425	.467
Total from investment operations	.168	(.426)	.390	.218	.220	.589	.745
Distributions from net investment income	(.031)	(.022)	(.057)	(.008)	(.114)	(.154)	(.275)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.038)	(.344)	(.320)	(.008)	(.370)	(.519)	(.375)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	1.65%	(3.99)%	3.64%	2.04%	2.10%	5.67%	7.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.51% A	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Net investment income (loss)	.57% A	.26%	.58%	.90% A	1.15%	1.55%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 13	$ 20	$ 26	$ 25	$ 38	$ 48
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.027	.025	.060	.008	.121	.163	.275
Net realized and unrealized gain (loss)	.139	(.443)	.318	.210	.098	.425	.468
Total from investment operations	.166	(.418)	.378	.218	.219	.588	.743
Distributions from net investment income	(.029)	(.020)	(.055)	(.008)	(.113)	(.153)	(.273)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.036)	(.342)	(.318)	(.008)	(.369)	(.518)	(.373)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	1.63%	(3.93)%	3.53%	2.04%	2.09%	5.66%	7.23%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of all reductions	1.55% A	1.52%	1.51%	1.50% A	1.51%	1.51%	1.51%
Net investment income (loss)	.53% A	.24%	.56%	.88% A	1.14%	1.54%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 73	$ 98	$ 95	$ 89	$ 118	$ 131
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Government Income

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 I	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Income from Investment Operations
Net investment income (loss) D	.083	.138	.175	.018	.233	.275	.390
Net realized and unrealized gain (loss)	.149	(.453)	.328	.199	.108	.415	.476
Total from investment operations	.232	(.315)	.503	.217	.341	.690	.866
Distributions from net investment income	(.085)	(.133)	(.170)	(.017)	(.225)	(.265)	(.386)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.092)	(.455)	(.433)	(.017)	(.481)	(.630)	(.486)
Net asset value, end of period	$ 10.32	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Total Return B,C	2.29%	(2.99)%	4.73%	2.03%	3.27%	6.69%	8.49%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.62% A	1.31%	1.62%	1.91% A	2.20%	2.60%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3,228 A	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638
Portfolio turnover rate F	162%	192%	222%	466% A,K	430%	355%	380% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 I	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.080	.133	.169	.017	.225	.267	.385
Net realized and unrealized gain (loss)	.139	(.454)	.327	.210	.099	.425	.466
Total from investment operations	.219	(.321)	.496	.227	.324	.692	.851
Distributions from net investment income	(.082)	(.127)	(.163)	(.017)	(.218)	(.257)	(.381)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.089)	(.449)	(.426)	(.017)	(.474)	(.622)	(.481)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C	2.15%	(3.03)%	4.66%	2.12%	3.10%	6.70%	8.32%
Ratios to Average Net Assets E,G
Expenses before reductions	.51% A	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of all reductions	.51% A	.51%	.51%	.52% A	.52%	.53%	.51%
Net investment income (loss)	1.57% A	1.26%	1.56%	1.84% A	2.13%	2.52%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 314	$ 296	$ 334	$ 344	$ 344	$ 284	$ 200
Portfolio turnover rate F	162% A	192%	222%	466% A,K	430%	355%	380% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,750
Gross unrealized depreciation	(12,745)
Net unrealized appreciation (depreciation) on securities and other investments	$ 83,005

Tax cost	$ 4,131,273

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund Derivative counterparty credit risk is managed through formal evaluation of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,804	$ 723
Purchased Options	-	(55)
Swaps	(2,313)	(1,492)
Totals (a)	$ 1,491	$ (824)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation

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4. Derivative Instruments - continued

Swaps - continued

margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $56,030 and $152,563, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 340	$ 9
Class T	-%	.25%	271	3
Class B	.65%	.25%	51	38
Class C	.75%	.25%	340	36
			$ 1,002	$ 86

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	2
Class B*	17
Class C*	9
$ 32

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 237.18
Class T	165.15
Class B	14.25
Class C	63.19
Government Income	1,662.10
Institutional Class	244.16
	$ 2,385

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $88.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion if the Fund's operating expenses during the period in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 1,801	$ 3,252
Class T	1,461	2,613
Class B	34	37
Class C	193	168
Government Income	27,503	49,780
Institutional Class	2,474	3,744
Total	$ 33,466	$ 59,594
From net realized gain
Class A	$ 183	$ 11,175
Class T	147	8,673
Class B	8	596
Class C	46	2,876
Government Income	2,266	125,918
Institutional Class	210	9,786
Total	$ 2,860	$ 159,024

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	1,701	8,104	$ 17,459	$ 85,854
Reinvestment of distributions	180	1,265	1,848	13,433
Shares redeemed	(5,763)	(15,428)	(59,127)	(162,383)
Net increase (decrease)	(3,882)	(6,059)	$ (39,820)	$ (63,096)
Class T
Shares sold	2,048	7,402	$ 21,026	$ 78,470
Reinvestment of distributions	153	1,047	1,572	11,108
Shares redeemed	(4,498)	(14,316)	(46,151)	(151,179)
Net increase (decrease)	(2,297)	(5,867)	$ (23,553)	$ (61,601)
Class B
Shares sold	13	94	$ 129	$ 1,008
Reinvestment of distributions	3	46	32	489
Shares redeemed	(294)	(744)	(3,007)	(7,820)
Net increase (decrease)	(278)	(604)	$ (2,846)	$ (6,323)
Class C
Shares sold	424	1,670	$ 4,368	$ 17,648
Reinvestment of distributions	18	217	181	2,305
Shares redeemed	(1,324)	(3,719)	(13,587)	(39,071)
Net increase (decrease)	(882)	(1,832)	$ (9,038)	$ (19,118)
Government Income
Shares sold	32,923	64,692	$ 337,153	$ 682,510
Reinvestment of distributions	2,786	16,002	28,600	169,563
Shares redeemed	(57,823)	(139,613)	(591,896)	(1,466,267)
Net increase (decrease)	(22,114)	(58,919)	$ (226,143)	$ (614,194)
Institutional Class
Shares sold	5,030	10,037	$ 51,526	$ 106,129
Reinvestment of distributions	253	1,202	2,601	12,746
Shares redeemed	(3,956)	(12,650)	(40,538)	(133,805)
Net increase (decrease)	1,327	(1,411)	$ 13,589	$ (14,930)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVTI-USAN-0414
1.834234.107

Fidelity®

Government Income

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.78%
Actual		$ 1,000.00	$ 1,020.20	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.76%
Actual		$ 1,000.00	$ 1,020.30	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 1,016.50	$ 7.55
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.55%
Actual		$ 1,000.00	$ 1,016.30	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Government Income	.45%
Actual		$ 1,000.00	$ 1,022.90	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,021.50	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	17.6	21.2
1 - 1.99%	12.3	9.4
2 - 2.99%	10.2	8.3
3 - 3.99%	20.8	20.8
4 - 4.99%	18.0	18.9
5 - 5.99%	14.6	13.6
6 - 6.99%	1.8	4.3
7% and above	0.3	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.1	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	4.8	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Mortgage Securities 29.3%		Mortgage Securities 34.8%
	CMOs and Other Mortgage Related Securities 21.4%		CMOs and Other Mortgage Related Securities 17.3%
	U.S. Treasury Obligations 40.2%		U.S. Treasury Obligations 40.5%
	U.S. Government Agency Obligations† 4.0%		U.S. Government Agency Obligations† 2.9%
	Foreign Government & Government Agency Obligations 3.1%		Foreign Government & Government Agency Obligations 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.6%
* Foreign Investments	3.1%	** Foreign Investments	1.9%
* Futures and Swaps	1.7%	** Futures and Swaps	3.4%

† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 44.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.8%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 262
1.625% 11/27/18	913	915
1.875% 9/18/18	203	206
1.875% 2/19/19	1,112	1,123
Federal Home Loan Bank 1% 6/21/17	14,860	14,874
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	2,229	2,369
Series 2002-20K Class 1, 5.08% 11/1/22	3,571	3,887
Series 2004-20H Class 1, 5.17% 8/1/24	1,220	1,329
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,179
3.5% 12/15/42	7,070	5,951
5.25% 9/15/39	5,209	5,855
5.375% 4/1/56	8,429	9,300
5.88% 4/1/36	3,438	4,201
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,451
U.S. Treasury Obligations - 40.2%
U.S. Treasury Bonds:
3.625% 8/15/43	112,941	113,717
3.625% 2/15/44	3,000	3,019
3.75% 11/15/43	6,000	6,180
4.375% 2/15/38	30,154	34,682
5% 5/15/37 (d)	43,170	54,124
9.875% 11/15/15 (e)	10,285	11,960
U.S. Treasury Notes:
0.25% 2/15/15	70,000	70,068
0.25% 7/15/15	3	3
0.25% 9/30/15	15,000	15,008
0.25% 2/29/16	14,933	14,911
0.25% 4/15/16	61,378	61,225
0.25% 5/15/16	17,502	17,446
0.375% 1/15/16	133,453	133,656
0.375% 3/15/16	20,000	20,014
0.625% 7/15/16	67,927	68,198
0.625% 8/15/16	44,206	44,354
0.625% 11/15/16	4,315	4,320
0.625% 4/30/18	37,435	36,543
0.75% 1/15/17	10,000	10,030
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.75% 6/30/17	$ 58,736	$ 58,516
0.875% 9/15/16	10,000	10,091
0.875% 11/30/16	8,663	8,727
0.875% 1/31/17	704	708
0.875% 1/31/18	4,683	4,641
0.875% 7/31/19	6,174	5,915
1% 10/31/16	39,991	40,441
1% 5/31/18	22,215	21,986
1.25% 11/30/18	35,000	34,702
1.375% 11/30/15	470	479
1.375% 7/31/18	39,780	39,886
1.375% 9/30/18	17,526	17,525
1.375% 2/28/19	83,770	83,181
1.5% 12/31/18	10,768	10,786
1.5% 1/31/19 (b)	43,197	43,217
1.75% 7/31/15	4	4
1.75% 10/31/20	18,000	17,663
1.875% 8/31/17	47,000	48,513
1.875% 9/30/17	67,400	69,527
2% 2/28/21	23,772	23,568
2.125% 1/31/21	13,296	13,308
2.375% 6/30/18	26,608	27,841
2.5% 6/30/17	10,000	10,537
2.5% 8/15/23	27,413	27,203
2.75% 11/30/16	18,530	19,607
2.75% 11/15/23	137,815	139,273
2.75% 2/15/24	4,000	4,033
3.125% 1/31/17	39,773	42,582
3.5% 2/15/18	49,165	53,663
4.5% 5/15/17	24,685	27,568
4.75% 8/15/17	12,983	14,672
TOTAL U.S. TREASURY OBLIGATIONS		1,639,821
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5075% 12/7/20 (NCUA Guaranteed) (f)	6,584	6,591
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R4 Class 1A, 0.5425% 3/6/20 (NCUA Guaranteed) (f)	$ 5,651	$ 5,662
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	78,057
TOTAL OTHER GOVERNMENT RELATED		90,310
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,776,170)		1,803,582
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 2.6%
1.85% 10/1/33 (f)	261	271
1.885% 2/1/33 (f)	203	211
1.91% 12/1/34 (f)	233	243
1.91% 3/1/35 (f)	184	191
1.929% 10/1/33 (f)	107	111
1.94% 7/1/35 (f)	81	84
2.04% 11/1/33 (f)	613	643
2.05% 3/1/35 (f)	35	36
2.23% 7/1/34 (f)	125	132
2.303% 6/1/36 (f)	191	201
2.332% 3/1/35 (f)	125	133
2.389% 3/1/36 (f)	743	798
2.421% 10/1/33 (f)	166	176
2.486% 11/1/36 (f)	152	162
2.516% 7/1/35 (f)	343	365
2.536% 6/1/42 (f)	562	580
2.549% 2/1/36 (f)	278	292
2.588% 5/1/36 (f)	254	271
2.949% 11/1/40 (f)	346	364
2.959% 9/1/41 (f)	400	420
3% 3/1/44 (c)	40,000	38,848
3.093% 10/1/41 (f)	210	221
3.165% 3/1/42 (f)	15,664	16,411
3.224% 7/1/41 (f)	624	657
3.345% 10/1/41 (f)	355	376
3.49% 3/1/40 (f)	3,586	3,763
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.55% 7/1/41 (f)	$ 662	$ 703
4% 2/1/42	523	549
4% 3/1/44 (c)	6,400	6,707
5% 9/1/22 to 12/1/22	15,669	16,885
5.5% 1/1/29	3,386	3,750
6.19% 3/1/37 (f)	115	122
6.5% 2/1/17 to 8/1/36	10,687	12,070
9.5% 10/1/20	33	38
11.5% 6/15/19 to 1/15/21	16	17
		106,801
Freddie Mac - 0.7%
1.82% 3/1/35 (f)	581	598
2.121% 5/1/37 (f)	324	338
2.49% 6/1/35 (f)	611	649
2.492% 4/1/35 (f)	42	45
2.534% 2/1/36 (f)	31	32
2.673% 7/1/35 (f)	1,389	1,477
2.795% 7/1/36 (f)	591	629
2.877% 3/1/33 (f)	24	26
3% 11/1/42 to 2/1/43	5,160	5,018
3.064% 10/1/35 (f)	256	272
3.082% 9/1/41 (f)	3,397	3,568
3.23% 4/1/41 (f)	392	414
3.249% 9/1/41 (f)	370	390
3.281% 6/1/41 (f)	492	520
3.464% 5/1/41 (f)	417	443
3.622% 6/1/41 (f)	654	696
3.695% 5/1/41 (f)	604	642
4.5% 5/1/39 to 10/1/41	5,532	5,955
5.5% 7/1/29 to 7/1/35	3,821	4,241
6% 1/1/24	2,752	3,042
9.5% 6/1/18 to 8/1/21	46	51
9.75% 8/1/14	16	17
12% 3/1/15	0	0*
13% 6/1/14	0	0*
		29,063
Ginnie Mae - 6.6%
4.3% 8/20/61 (j)	5,069	5,478
4.5% 3/15/25 to 6/15/25	10,119	10,907
4.515% 3/20/62 (j)	18,921	20,762
4.53% 10/20/62 (j)	5,232	5,770
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.55% 5/20/62 (j)	$ 38,719	$ 42,566
4.556% 12/20/61 (j)	20,987	23,019
4.604% 3/20/62 (j)	11,152	12,277
4.626% 3/20/62 (j)	8,186	9,002
4.649% 2/20/62 (j)	3,475	3,826
4.65% 3/20/62 (j)	7,437	8,192
4.682% 2/20/62 (j)	4,582	5,042
4.684% 1/20/62 (j)	26,043	28,645
4.804% 3/20/61 (j)	13,768	15,032
4.834% 3/20/61 (j)	24,723	27,029
5% 4/20/41 to 6/20/41	97	107
5.47% 8/20/59 (j)	2,894	3,085
5.492% 4/20/60 (j)	23,575	26,214
5.5% 11/15/35	3,612	4,062
5.612% 4/20/58 (j)	5,914	6,165
6% 6/15/36	8,438	9,682
		266,862
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $395,679)		402,726
Collateralized Mortgage Obligations - 12.0%

U.S. Government Agency - 12.0%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1355% 8/25/31 (f)	165	168
Series 2002-49 Class FB, 0.7545% 11/18/31 (f)	166	168
Series 2002-60 Class FV, 1.1555% 4/25/32 (f)	73	74
Series 2002-75 Class FA, 1.1555% 11/25/32 (f)	149	152
Series 2010-15 Class FJ, 1.0855% 6/25/36 (f)	11,921	12,123
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	5,640	6,025
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	4,976	5,230
Series 2005-19 Class PA, 5.5% 7/25/34	4,529	4,939
Series 2005-27 Class NE, 5.5% 5/25/34	4,455	4,697
Series 2005-64 Class PX, 5.5% 6/25/35	4,354	4,787
Series 2006-45 Class OP, 0% 6/25/36 (i)	1,771	1,548
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,455
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,327
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	$ 2,002	$ 2,180
Series 2004-91 Class Z, 5% 12/25/34	10,471	11,497
Series 2005-117 Class JN, 4.5% 1/25/36	645	695
Series 2005-14 Class ZB, 5% 3/25/35	3,568	3,915
Series 2005-47 Class HK, 4.5% 6/25/20	7,309	7,707
Series 2006-72 Class CY, 6% 8/25/26	8,150	9,080
Series 2009-14 Class EB, 4.5% 3/25/24	6,918	7,329
Series 2009-59 Class HB, 5% 8/25/39	4,590	4,919
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,774
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	1,038	88
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	1,533	129
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	7,910	1,342
Series 2010-39 Class FG, 1.0755% 3/25/36 (f)	7,369	7,547
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	3,241	320
Series 2013-40 Class PV, 2% 1/25/26	7,424	7,551
Freddie Mac:
floater:
Series 2530 Class FE, 0.7545% 2/15/32 (f)	103	105
Series 2630 Class FL, 0.6545% 6/15/18 (f)	129	129
Series 2682 Class FB, 1.0545% 10/15/33 (f)	6,472	6,601
Series 2711 Class FC, 1.0545% 2/15/33 (f)	4,360	4,428
planned amortization class:
Series 1141 Class G, 9% 9/15/21	99	115
Series 2006-3245 Class ME, 5.5% 6/15/35	2,907	2,984
Series 2356 Class GD, 6% 9/15/16	59	62
Series 2376 Class JE, 5.5% 11/15/16	391	409
Series 2381 Class OG, 5.5% 11/15/16	215	224
Series 2672 Class MG, 5% 9/15/23	7,120	7,853
Series 2682 Class LD, 4.5% 10/15/33	777	829
Series 2810 Class PD, 6% 6/15/33	99	100
Series 3415 Class PC, 5% 12/15/37	1,291	1,390
Series 3763 Class QA, 4% 4/15/34	3,886	4,082
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,436
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,645	12,021
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,337
Series 2773 Class HC, 4.5% 4/15/19	704	755
Series 2877 Class ZD, 5% 10/15/34	13,507	14,762
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer: - continued
Series 3007 Class EW, 5.5% 7/15/25	$ 8,875	$ 9,929
Series 3277 Class B, 4% 2/15/22	5,900	6,252
Series 3578 Class B, 4.5% 9/15/24	7,927	8,369
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,769
Series 4181 Class LA, 3% 3/15/37	5,266	5,403
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.637% 1/20/38 (f)	555	558
Series 2008-73 Class FA, 1.017% 8/20/38 (f)	3,740	3,804
Series 2008-83 Class FB, 1.057% 9/20/38 (f)	3,839	3,908
Series 2009-108 Class CF, 0.7545% 11/16/39 (f)	2,582	2,604
Series 2011-H21 Class FA, 0.7683% 10/20/61 (f)(j)	8,626	8,627
Series 2012-H01 Class FA, 0.8683% 11/20/61 (f)(j)	7,194	7,225
Series 2012-H03 Class FA, 0.8683% 1/20/62 (f)(j)	4,344	4,363
Series 2012-H06 Class FA, 0.7983% 1/20/62 (f)(j)	6,690	6,699
Series 2012-H07 Class FA, 0.7983% 3/20/62 (f)(j)	3,960	3,964
Series 2014-H02 Class FB, 0.804% 12/20/63 (f)(j)	42,789	42,791
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,274	1,293
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	889	897
Series 2010-99 Class PT, 3.5% 8/20/33	1,148	1,159
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,913
Series 2010-H13 Class JA, 5.46% 10/20/59 (j)	14,741	15,698
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)	20,414	22,542
Series 2010-H17 Class XP, 5.302% 7/20/60 (f)(j)	27,910	30,758
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(j)	20,263	22,293
Series 2011-71:
Class ZB, 5.5% 8/20/34	23,156	26,475
Class ZC, 5.5% 7/16/34	22,567	25,318
Series 2012-64 Class KB, 3.8135% 5/20/41 (f)	2,924	3,264
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $484,616)		489,263
Commercial Mortgage Securities - 6.7%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (f)	$ 8,024	$ 8,009
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	3,740	4,073
Series K014 Class A2, 3.871% 4/25/21	9,230	9,912
Series K015 Class A2, 3.23% 7/25/21	16,425	16,931
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,412
Series K009 Class A2, 3.808% 8/25/20	32,528	34,961
Series K017 Class A2, 2.873% 12/25/21	28,660	28,753
Series K034:
Class A1, 2.669% 2/25/23	15,424	15,719
Class A2, 3.531% 7/25/23	50,700	52,383
Series K031 Class A2, 3.3% 4/25/23	34,500	35,120
Series K032 Class A1, 3.016% 2/25/23	28,191	29,398
Series K501 Class A2, 1.655% 11/25/16	9,650	9,809
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $272,431)		272,480
Foreign Government and Government Agency Obligations - 3.1%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	86,064
5.5% 12/4/23	48	57
Jordanian Kingdom 2.503% 10/30/20	41,050	41,282
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $117,142)		127,403
Fixed-Income Funds - 23.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (g) (Cost $911,203)	8,825,644	945,491
Cash Equivalents - 4.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14:
(Collateralized by U.S. Government Obligations) # (a)	$ 42,877	$ 42,877
(Collateralized by U.S. Government Obligations) #	127,980	127,979
TOTAL CASH EQUIVALENTS (Cost $170,856)		170,856
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 42,345	780
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	42,345	1,697
TOTAL PURCHASED SWAPTIONS (Cost $2,532)			2,477
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $4,130,629)		4,214,278
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(135,292)
NET ASSETS - 100%		$ 4,078,986
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/44 (Proceeds $50,278)	$ (51,900)	(50,405)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
42 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 5,230	$ 24
727 CBOT 2 Year U.S. Treasury Note Contracts	June 2014	159,849	56
81 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	9,709	30
128 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	17,032	224
327 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	46,955	592
TOTAL TREASURY CONTRACTS		$ 238,775	$ 926
The face value of futures purchased as a percentage of net assets is 5.8%
Swaps
Interest Rate Swaps Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)

CME	Jun. 2016	$ 11,314	3-month LIBOR	0.75%	$ (8)	$ 0	$ (8)
CME	Jun. 2019	6,718	3-month LIBOR	2%	(30)	0	(30)
CME	Jun. 2024	136,978	3-month LIBOR	3%	(1,481)	0	(1,481)
CME	Jun. 2044	1,035	3.75%	3-month LIBOR	27	0	27
TOTAL INTEREST RATE SWAPS					$ (1,492)	$ 0	$ (1,492)
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,064,000.
(e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,023,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$127,979,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 4,332
Citibank NA	24,999
Credit Agricole CIB New York Branch	42,104
ING Financial Markets LLC	5,263
Mizuho Securities USA, Inc.	31,280
Morgan Stanley & Co., Inc.	3,686
Wells Fargo Securities LLC	16,315
$ 127,979
$42,877,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 42,501
Mizuho Securities USA, Inc.	376
$ 42,877
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 12,504
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 12,504	$ 150,134	$ 945,491	9.3%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,803,582	$ -	$ 1,803,582	$ -
U.S. Government Agency - Mortgage Securities	402,726	-	402,726	-
Collateralized Mortgage Obligations	489,263	-	489,263	-
Commercial Mortgage Securities	272,480	-	272,480	-
Foreign Government and Government Agency Obligations	127,403	-	127,403	-
Fixed-Income Funds	945,491	945,491	-	-
Cash Equivalents	170,856	-	170,856	-
Purchased Swaptions	2,477	-	2,477	-
Total Investments in Securities:	$ 4,214,278	$ 945,491	$ 3,268,787	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Futures Contracts	$ 926	$ 926	$ -	$ -
Swaps	27	-	27	-
Total Assets	$ 953	$ 926	$ 27	$ -
Liabilities
Swaps	$ (1,519)	$ -	$ (1,519)	$ -
Total Other Derivative Instruments:	$ (566)	$ 926	$ (1,492)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (50,405)	$ -	$ (50,405)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 926	$ -
Purchased Swaptions (b)	2,477	-
Swaps (c)	27	(1,519)
Total Value of Derivatives	$ 3,430	$ (1,519)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,020 and repurchase agreements of $170,856) - See accompanying schedule: Unaffiliated issuers (cost $3,219,426)	$ 3,268,787
Fidelity Central Funds (cost $911,203)	945,491
Total Investments (cost $4,130,629)		$ 4,214,278
Cash		2
Receivable for investments sold, regular delivery		20,021
Receivable for TBA sale commitments		50,278
Receivable for fund shares sold		2,851
Interest receivable		11,793
Receivable for daily variation margin for derivative instruments		176
Other receivables		773
Total assets		4,300,172

Liabilities
Payable for investments purchased Regular delivery	$ 74,728
Delayed delivery	45,294
TBA sale commitments, at value	50,405
Payable for fund shares redeemed	5,169
Distributions payable	203
Accrued management fee	1,060
Distribution and service plan fees payable	159
Other affiliated payables	519
Other payables and accrued expenses	771
Collateral on securities loaned, at value	42,878
Total liabilities		221,186

Net Assets		$ 4,078,986
Net Assets consist of:
Paid in capital		$ 4,060,697
Distributions in excess of net investment income		(1,783)
Accumulated undistributed net realized gain (loss) on investments		(62,884)
Net unrealized appreciation (depreciation) on investments		82,956
Net Assets		$ 4,078,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($255,021 ÷ 24,678 shares)	$ 10.33

Maximum offering price per share (100/96.00 of $10.33)	$ 10.76
Class T: Net Asset Value and redemption price per share ($207,155 ÷ 20,049 shares)	$ 10.33

Maximum offering price per share (100/96.00 of $10.33)	$ 10.76
Class B: Net Asset Value and offering price per share ($10,195 ÷ 987 shares)A	$ 10.33

Class C: Net Asset Value and offering price per share ($64,770 ÷ 6,269 shares)A	$ 10.33

Government Income: Net Asset Value, offering price and redemption price per share ($3,228,063 ÷ 312,871 shares)	$ 10.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($313,782 ÷ 30,367 shares)	$ 10.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 30,780
Income from Fidelity Central Funds		12,504
Total income		43,284

Expenses
Management fee	$ 6,552
Transfer agent fees	2,385
Distribution and service plan fees	1,002
Fund wide operations fee	790
Independent trustees' compensation	8
Miscellaneous	6
Total expenses before reductions	10,743
Expense reductions	(22)	10,721
Net investment income (loss)		32,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,536)
Fidelity Central Funds	4,335
Futures contracts	3,804
Swaps	(2,313)
Total net realized gain (loss)		(710)
Change in net unrealized appreciation (depreciation) on: Investment securities	59,995
Futures contracts	723
Swaps	(1,492)
Delayed delivery commitments	(732)
Total change in net unrealized appreciation (depreciation)		58,494
Net gain (loss)		57,784
Net increase (decrease) in net assets resulting from operations		$ 90,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,563	$ 62,137
Net realized gain (loss)	(710)	(2,343)
Change in net unrealized appreciation (depreciation)	58,494	(204,263)
Net increase (decrease) in net assets resulting from operations	90,347	(144,469)
Distributions to shareholders from net investment income	(33,466)	(59,594)
Distributions to shareholders from net realized gain	(2,860)	(159,024)
Total distributions	(36,326)	(218,618)
Share transactions - net increase (decrease)	(287,811)	(779,262)
Total increase (decrease) in net assets	(233,790)	(1,142,349)

Net Assets
Beginning of period	4,312,776	5,455,125
End of period (including distributions in excess of net investment income of $1,783 and distributions in excess of net investment income of $880, respectively)	$ 4,078,986	$ 4,312,776

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.066	.105	.141	.015	.199	.242	.356
Net realized and unrealized gain (loss)	.139	(.454)	.327	.199	.108	.424	.466
Total from investment operations	.205	(.349)	.468	.214	.307	.666	.822
Distributions from net investment income	(.068)	(.099)	(.135)	(.014)	(.191)	(.231)	(.352)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.075)	(.421)	(.398)	(.014)	(.447)	(.596)	(.452)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77
Total Return B,C,D	2.02%	(3.29)%	4.39%	2.00%	2.94%	6.44%	8.03%
Ratios to Average Net Assets F,H
Expenses before reductions	.78% A	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of fee waivers, if any	.78% A	.77%	.77%	.76% A	.77%	.77%	.77%
Expenses net of all reductions	.78% A	.77%	.77%	.76% A	.77%	.77%	.77%
Net investment income (loss)	1.30% A	.99%	1.30%	1.61% A	1.88%	2.28%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 255	$ 291	$ 380	$ 345	$ 329	$ 431	$ 437
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.067	.107	.143	.015	.201	.243	.357
Net realized and unrealized gain (loss)	.139	(.454)	.327	.209	.098	.425	.466
Total from investment operations	.206	(.347)	.470	.224	.299	.668	.823
Distributions from net investment income	(.069)	(.101)	(.137)	(.014)	(.193)	(.233)	(.353)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.076)	(.423)	(.400)	(.014)	(.449)	(.598)	(.453)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	2.03%	(3.27)%	4.41%	2.10%	2.86%	6.45%	8.04%
Ratios to Average Net Assets F,H
Expenses before reductions	.76% A	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76% A	.75%	.75%	.75% A	.76%	.76%	.76%
Expenses net of all reductions	.76% A	.75%	.75%	.75% A	.76%	.76%	.76%
Net investment income (loss)	1.32% A	1.01%	1.32%	1.62% A	1.89%	2.29%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 228	$ 309	$ 286	$ 272	$ 335	$ 324
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.029	.028	.062	.008	.122	.164	.278
Net realized and unrealized gain (loss)	.139	(.454)	.328	.210	.098	.425	.467
Total from investment operations	.168	(.426)	.390	.218	.220	.589	.745
Distributions from net investment income	(.031)	(.022)	(.057)	(.008)	(.114)	(.154)	(.275)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.038)	(.344)	(.320)	(.008)	(.370)	(.519)	(.375)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	1.65%	(3.99)%	3.64%	2.04%	2.10%	5.67%	7.25%
Ratios to Average Net Assets F,H
Expenses before reductions	1.51% A	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.50%	1.49%	1.49% A	1.50%	1.50%	1.50%
Net investment income (loss)	.57% A	.26%	.58%	.90% A	1.15%	1.55%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 13	$ 20	$ 26	$ 25	$ 38	$ 48
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 J	2011 K	2010 K	2009 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.027	.025	.060	.008	.121	.163	.275
Net realized and unrealized gain (loss)	.139	(.443)	.318	.210	.098	.425	.468
Total from investment operations	.166	(.418)	.378	.218	.219	.588	.743
Distributions from net investment income	(.029)	(.020)	(.055)	(.008)	(.113)	(.153)	(.273)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.036)	(.342)	(.318)	(.008)	(.369)	(.518)	(.373)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C,D	1.63%	(3.93)%	3.53%	2.04%	2.09%	5.66%	7.23%
Ratios to Average Net Assets F,H
Expenses before reductions	1.55% A	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.52%	1.51%	1.50% A	1.51%	1.51%	1.52%
Expenses net of all reductions	1.55% A	1.52%	1.51%	1.50% A	1.51%	1.51%	1.51%
Net investment income (loss)	.53% A	.24%	.56%	.88% A	1.14%	1.54%	2.58%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 73	$ 98	$ 95	$ 89	$ 118	$ 131
Portfolio turnover rate G	162% A	192%	222%	466% A,L	430%	355%	380% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Government Income

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 I	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Income from Investment Operations
Net investment income (loss) D	.083	.138	.175	.018	.233	.275	.390
Net realized and unrealized gain (loss)	.149	(.453)	.328	.199	.108	.415	.476
Total from investment operations	.232	(.315)	.503	.217	.341	.690	.866
Distributions from net investment income	(.085)	(.133)	(.170)	(.017)	(.225)	(.265)	(.386)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.092)	(.455)	(.433)	(.017)	(.481)	(.630)	(.486)
Net asset value, end of period	$ 10.32	$ 10.18	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76
Total Return B,C	2.29%	(2.99)%	4.73%	2.03%	3.27%	6.69%	8.49%
Ratios to Average Net Assets E,G
Expenses before reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.62% A	1.31%	1.62%	1.91% A	2.20%	2.60%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3,228 A	$ 3,412	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638
Portfolio turnover rate F	162%	192%	222%	466% A,K	430%	355%	380% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 I	2011 J	2010 J	2009 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Income from Investment Operations
Net investment income (loss) D	.080	.133	.169	.017	.225	.267	.385
Net realized and unrealized gain (loss)	.139	(.454)	.327	.210	.099	.425	.466
Total from investment operations	.219	(.321)	.496	.227	.324	.692	.851
Distributions from net investment income	(.082)	(.127)	(.163)	(.017)	(.218)	(.257)	(.381)
Distributions from net realized gain	(.007)	(.322)	(.263)	-	(.256)	(.365)	(.100)
Total distributions	(.089)	(.449)	(.426)	(.017)	(.474)	(.622)	(.481)
Net asset value, end of period	$ 10.33	$ 10.20	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77
Total Return B,C	2.15%	(3.03)%	4.66%	2.12%	3.10%	6.70%	8.32%
Ratios to Average Net Assets E,G
Expenses before reductions	.51% A	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of fee waivers, if any	.51% A	.51%	.51%	.52% A	.52%	.53%	.51%
Expenses net of all reductions	.51% A	.51%	.51%	.52% A	.52%	.53%	.51%
Net investment income (loss)	1.57% A	1.26%	1.56%	1.84% A	2.13%	2.52%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 314	$ 296	$ 334	$ 344	$ 344	$ 284	$ 200
Portfolio turnover rate F	162% A	192%	222%	466% A,K	430%	355%	380% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, options, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 95,750
Gross unrealized depreciation	(12,745)
Net unrealized appreciation (depreciation) on securities and other investments	$ 83,005

Tax cost	$ 4,131,273

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund Derivative counterparty credit risk is managed through formal evaluation of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,804	$ 723
Purchased Options	-	(55)
Swaps	(2,313)	(1,492)
Totals (a)	$ 1,491	$ (824)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation

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4. Derivative Instruments - continued

Swaps - continued

margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $56,030 and $152,563, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 340	$ 9
Class T	-%	.25%	271	3
Class B	.65%	.25%	51	38
Class C	.75%	.25%	340	36
			$ 1,002	$ 86

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	2
Class B*	17
Class C*	9
$ 32

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 237.18
Class T	165.15
Class B	14.25
Class C	63.19
Government Income	1,662.10
Institutional Class	244.16
	$ 2,385

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $88.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, the investment adviser reimbursed a portion if the Fund's operating expenses during the period in the amount of $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 1,801	$ 3,252
Class T	1,461	2,613
Class B	34	37
Class C	193	168
Government Income	27,503	49,780
Institutional Class	2,474	3,744
Total	$ 33,466	$ 59,594
From net realized gain
Class A	$ 183	$ 11,175
Class T	147	8,673
Class B	8	596
Class C	46	2,876
Government Income	2,266	125,918
Institutional Class	210	9,786
Total	$ 2,860	$ 159,024

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	1,701	8,104	$ 17,459	$ 85,854
Reinvestment of distributions	180	1,265	1,848	13,433
Shares redeemed	(5,763)	(15,428)	(59,127)	(162,383)
Net increase (decrease)	(3,882)	(6,059)	$ (39,820)	$ (63,096)
Class T
Shares sold	2,048	7,402	$ 21,026	$ 78,470
Reinvestment of distributions	153	1,047	1,572	11,108
Shares redeemed	(4,498)	(14,316)	(46,151)	(151,179)
Net increase (decrease)	(2,297)	(5,867)	$ (23,553)	$ (61,601)
Class B
Shares sold	13	94	$ 129	$ 1,008
Reinvestment of distributions	3	46	32	489
Shares redeemed	(294)	(744)	(3,007)	(7,820)
Net increase (decrease)	(278)	(604)	$ (2,846)	$ (6,323)
Class C
Shares sold	424	1,670	$ 4,368	$ 17,648
Reinvestment of distributions	18	217	181	2,305
Shares redeemed	(1,324)	(3,719)	(13,587)	(39,071)
Net increase (decrease)	(882)	(1,832)	$ (9,038)	$ (19,118)
Government Income
Shares sold	32,923	64,692	$ 337,153	$ 682,510
Reinvestment of distributions	2,786	16,002	28,600	169,563
Shares redeemed	(57,823)	(139,613)	(591,896)	(1,466,267)
Net increase (decrease)	(22,114)	(58,919)	$ (226,143)	$ (614,194)
Institutional Class
Shares sold	5,030	10,037	$ 51,526	$ 106,129
Reinvestment of distributions	253	1,202	2,601	12,746
Shares redeemed	(3,956)	(12,650)	(40,538)	(133,805)
Net increase (decrease)	1,327	(1,411)	$ 13,589	$ (14,930)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GOV-USAN-0414
1.789284.110

Fidelity® Intermediate
Government Income Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.45%	$ 1,000.00	$ 1,017.00	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	29.2	34.3
1 - 1.99%	9.5	5.6
2 - 2.99%	19.9	13.5
3 - 3.99%	11.7	15.9
4 - 4.99%	11.9	12.1
5 - 5.99%	11.1	8.7
6 - 6.99%	1.4	4.1
7 - 7.99%	0.1	0.1
8% and above	2.1	2.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	4.6	4.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	3.5	3.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*	As of August 31, 2013**
Mortgage Securities 10.3%	Mortgage Securities 13.9%
CMOs and Other Mortgage Related Securities 22.7%	CMOs and Other Mortgage Related Securities 19.8%
U.S. Treasury Obligations 56.8%	U.S. Treasury Obligations 56.8%
U.S.Government Agency Obligations† 5.1%	U.S. Government Agency Obligations† 6.8%
Foreign Government & Government Agency Obligations 3.1%	Foreign Government & Government Agency Obligations 1.9%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

* Foreign investments	3.1%	** Foreign investments	1.9%
* Futures and Swaps	4.3%	** Futures and Swaps	6.9%
† Includes NCUA Guaranteed Notes.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 61.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 3,190	$ 3,193
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	235	257
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,886
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,336
U.S. Treasury Obligations - 56.8%
U.S. Treasury Bonds:
3.625% 8/15/43	5,445	5,482
8.75% 5/15/17	14,750	18,452
U.S. Treasury Notes:
0.25% 2/15/15	25,000	25,024
0.25% 2/29/16	21,723	21,691
0.25% 4/15/16	1,354	1,351
0.375% 1/15/16	68,276	68,375
0.5% 7/31/17	8,199	8,089
0.625% 4/30/18	8,429	8,228
0.75% 1/15/17	11,700	11,735
0.75% 6/30/17	16,678	16,615
0.875% 1/31/18	15,546	15,405
0.875% 7/31/19	24,596	23,566
1% 5/31/18	7,552	7,474
1.25% 11/30/18	7,000	6,940
1.375% 7/31/18	8,863	8,887
1.375% 9/30/18	3,911	3,911
1.375% 2/28/19	12,639	12,550
1.5% 12/31/18	1,151	1,153
1.5% 1/31/19	10,148	10,153
1.5% 2/28/19	7,000	6,997
1.75% 10/31/20	5,000	4,906
1.875% 10/31/17	1,923	1,983
2% 2/28/21	31,103	30,836
2.125% 1/31/21	17,399	17,415
2.375% 7/31/17	12,000	12,593
2.375% 6/30/18	6,062	6,343
2.5% 6/30/17	1,800	1,897
2.5% 8/15/23	24,081	23,897
2.625% 2/29/16	12,000	12,548
2.75% 11/15/23	23,202	23,449
2.75% 2/15/24	3,000	3,025
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 2/28/17	$ 26,424	$ 28,206
3.125% 10/31/16	3,971	4,237
3.125% 1/31/17	1,323	1,416
3.5% 2/15/18 (b)	4,299	4,692
4.5% 5/15/17 (a)	1,369	1,529
4.625% 2/15/17	12,625	14,072
4.75% 8/15/17	12,139	13,718
TOTAL U.S. TREASURY OBLIGATIONS		488,840
Other Government Related - 4.1%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5075% 12/7/20 (NCUA Guaranteed) (c)	1,553	1,554
Series 2011-R1 Class 1A, 0.6125% 1/8/20 (NCUA Guaranteed) (c)	2,876	2,891
Series 2011-R4 Class 1A, 0.5425% 3/6/20 (NCUA Guaranteed) (c)	1,223	1,225
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,710
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,336
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,658
TOTAL OTHER GOVERNMENT RELATED		35,374
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $525,625)		532,550
U.S. Government Agency - Mortgage Securities - 10.3%

Fannie Mae - 2.6%
1.885% 2/1/33 (c)	22	23
1.91% 12/1/34 (c)	23	24
1.91% 3/1/35 (c)	23	24
1.929% 10/1/33 (c)	12	13
1.94% 7/1/35 (c)	9	10
2.04% 11/1/33 (c)	65	68
2.045% 10/1/35 (c)	15	16
2.05% 3/1/35 (c)	4	4
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.23% 7/1/34 (c)	$ 15	$ 15
2.272% 1/1/35 (c)	117	123
2.303% 6/1/36 (c)	18	19
2.309% 7/1/36 (c)	90	95
2.332% 3/1/35 (c)	15	16
2.337% 9/1/36 (c)	63	68
2.344% 3/1/33 (c)	59	62
2.421% 10/1/33 (c)	21	22
2.421% 6/1/47 (c)	63	66
2.486% 11/1/36 (c)	153	163
2.516% 7/1/35 (c)	26	28
2.543% 2/1/37 (c)	236	252
2.549% 2/1/36 (c)	26	28
2.588% 5/1/36 (c)	25	26
2.767% 4/1/36 (c)	169	180
2.928% 8/1/35 (c)	352	374
3.165% 3/1/42 (c)	4,417	4,628
3.49% 3/1/40 (c)	831	872
5% 1/1/22 to 12/1/22	3,360	3,620
5.5% 10/1/20 to 11/1/34	7,238	7,910
6% 6/1/16 to 3/1/34	691	772
6.19% 3/1/37 (c)	11	11
6.5% 6/1/16 to 8/1/36	2,454	2,754
7% 4/1/14 to 9/1/14	0*	0*
10.25% 10/1/18	2	2
11% 1/1/16	3	3
11.25% 1/1/16	5	5
11.5% 10/1/14 to 6/15/19	2	2
12.5% 4/1/15 to 7/1/16	10	10
13% 10/1/14	4	4
		22,312
Freddie Mac - 1.3%
1.82% 3/1/35 (c)	57	59
1.95% 3/1/37 (c)	16	17
2.022% 2/1/37 (c)	23	25
2.04% 7/1/35 (c)	602	630
2.05% 6/1/37 (c)	13	14
2.095% 8/1/37 (c)	39	41
2.121% 5/1/37 (c)	32	33
2.14% 11/1/35 (c)	121	128
2.167% 6/1/33 (c)	136	142
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.316% 10/1/35 (c)	$ 110	$ 116
2.35% 7/1/35 (c)	74	78
2.355% 4/1/34 (c)	560	591
2.362% 10/1/36 (c)	174	184
2.375% 5/1/37 (c)	34	36
2.385% 5/1/37 (c)	442	470
2.385% 5/1/37 (c)	243	258
2.415% 6/1/37 (c)	124	132
2.418% 4/1/37 (c)	41	43
2.534% 2/1/36 (c)	4	4
2.595% 4/1/37 (c)	4	4
2.673% 7/1/35 (c)	140	149
2.795% 7/1/36 (c)	58	61
2.877% 3/1/33 (c)	3	3
3.064% 10/1/35 (c)	25	26
3.082% 9/1/41 (c)	956	1,004
5.5% 11/1/18 to 7/1/35	5,480	5,908
6% 1/1/24	584	645
6.5% 12/1/21	150	166
9.5% 7/1/16 to 8/1/21	49	54
10% 4/1/15 to 3/1/21	75	84
10.5% 1/1/21	1	1
11% 9/1/20	2	2
11.25% 6/1/14	2	2
11.5% 11/1/15	3	3
12% 3/1/15 to 11/1/19	1	1
12.5% 9/1/14 to 6/1/19	18	19
13% 6/1/14 to 5/1/17	0*	1
14% 4/1/16	0*	0*
		11,134
Ginnie Mae - 6.4%
4.3% 8/20/61 (e)	1,059	1,145
4.5% 3/15/25 to 6/15/25	2,134	2,300
4.515% 3/20/62 (e)	3,990	4,378
4.53% 10/20/62 (e)	1,096	1,209
4.55% 5/20/62 (e)	8,364	9,195
4.556% 12/20/61 (e)	4,421	4,849
4.604% 3/20/62 (e)	2,386	2,627
4.616% 1/20/62 (e)	1,391	1,515
4.626% 3/20/62 (e)	1,782	1,960
4.649% 2/20/62 (e)	732	806
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.65% 3/20/62 (e)	$ 1,647	$ 1,814
4.682% 2/20/62 (e)	958	1,054
4.684% 1/20/62 (e)	5,606	6,166
4.764% 2/20/61 (e)	1,388	1,514
4.804% 3/20/61 (e)	2,976	3,249
4.834% 3/20/61 (e)	5,341	5,839
5.47% 8/20/59 (e)	611	651
5.5% 11/15/35	762	856
5.612% 4/20/58 (e)	1,282	1,337
6% 6/15/36	1,753	2,011
8% 12/15/23	129	151
8.5% 6/15/16 to 2/15/17	1	1
10.5% 9/15/15 to 10/15/21	165	191
11% 5/20/16 to 1/20/21	18	21
13.5% 12/15/14	0*	0*
		54,839
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $86,825)		88,285
Collateralized Mortgage Obligations - 16.5%

U.S. Government Agency - 16.5%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.32% 4/25/24 (c)	909	917
Series 2001-38 Class QF, 1.1355% 8/25/31 (c)	154	157
Series 2002-60 Class FV, 1.1555% 4/25/32 (c)	36	37
Series 2002-74 Class FV, 0.6055% 11/25/32 (c)	1,734	1,745
Series 2002-75 Class FA, 1.1555% 11/25/32 (c)	74	76
Series 2008-76 Class EF, 0.6555% 9/25/23 (c)	464	466
Series 2010-15 Class FJ, 1.0855% 6/25/36 (c)	2,580	2,623
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,170	1,250
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	17	19
Series 2002-16 Class PG, 6% 4/25/17	145	153
Series 2002-9 Class PC, 6% 3/25/17	11	12
Series 2003-28 Class KG, 5.5% 4/25/23	440	483
Series 2004-80 Class LD, 4% 1/25/19	109	110
Series 2005-19 Class PA, 5.5% 7/25/34	976	1,064
Series 2005-27 Class NE, 5.5% 5/25/34	939	990
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-52 Class PB, 6.5% 12/25/34	$ 81	$ 84
Series 2005-64 Class PX, 5.5% 6/25/35	939	1,032
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	40	42
Series 2003-117 Class MD, 5% 12/25/23	421	459
Series 2004-52 Class KZ, 5.5% 7/25/34	4,591	5,041
Series 2004-72 Class CB, 4% 9/25/19	3,469	3,611
Series 2004-91 Class Z, 5% 12/25/34	2,316	2,543
Series 2005-47 Class HK, 4.5% 6/25/20	1,678	1,769
Series 2009-14 Class EB, 4.5% 3/25/24	1,588	1,683
Series 2009-59 Class HB, 5% 8/25/39	960	1,029
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,722
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	1,824	310
Series 2010-39 Class FG, 1.0755% 3/25/36 (c)	1,587	1,626
Series 2011-67 Class AI, 4% 7/25/26 (d)	494	57
Series 2013-40 Class PV, 2% 1/25/26	1,561	1,588
Freddie Mac:
floater:
Series 2526 Class FC, 0.5545% 11/15/32 (c)	274	275
Series 2630 Class FL, 0.6545% 6/15/18 (c)	14	14
Series 2711 Class FC, 1.0545% 2/15/33 (c)	941	956
floater planned amortization class Series 2770 Class FH, 0.5545% 3/15/34 (c)	778	782
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	612	628
Series 2356 Class GD, 6% 9/15/16	42	44
Series 2376 Class JE, 5.5% 11/15/16	38	40
Series 2381 Class OG, 5.5% 11/15/16	21	22
Series 2425 Class JH, 6% 3/15/17	54	57
Series 2672 Class MG, 5% 9/15/23	1,630	1,798
Series 2695 Class DG, 4% 10/15/18	877	921
Series 2802 Class OB, 6% 5/15/34	1,206	1,345
Series 2810 Class PD, 6% 6/15/33	109	110
Series 3415 Class PC, 5% 12/15/37	363	391
Series 3763 Class QA, 4% 4/15/34	810	851
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,060	1,143
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	834	948
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,232	2,521
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2004-2862 Class NE, 5% 9/15/24	$ 7,966	$ 8,642
Series 2145 Class MZ, 6.5% 4/15/29	1,160	1,332
Series 2357 Class ZB, 6.5% 9/15/31	564	638
Series 2877 Class ZD, 5% 10/15/34	2,977	3,254
Series 2998 Class LY, 5.5% 7/15/25	295	327
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,259
Series 3277 Class B, 4% 2/15/22	1,200	1,272
Series 3578 Class B, 4.5% 9/15/24	1,820	1,922
Series 3659 Class EJ 3% 6/15/18	825	848
Series 2715 Class NG, 4.5% 12/15/18	641	680
Series 4181 Class LA, 3% 3/15/37	1,452	1,490
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.657% 7/20/37 (c)	469	472
Series 2008-2 Class FD, 0.637% 1/20/38 (c)	117	118
Series 2009-108 Class CF, 0.7545% 11/16/39 (c)	535	539
Series 2009-116 Class KF, 0.6845% 12/16/39 (c)	461	464
Series 2010-9 Class FA, 0.6745% 1/16/40 (c)	727	732
Series 2010-H17 Class FA, 0.4885% 7/20/60 (c)(e)	3,359	3,313
Series 2010-H18 Class AF, 0.4683% 9/20/60 (c)(e)	3,557	3,510
Series 2010-H19 Class FG, 0.4683% 8/20/60 (c)(e)	4,580	4,521
Series 2010-H27 Series FA, 0.5483% 12/20/60 (c)(e)	1,081	1,070
Series 2011-H05 Class FA, 0.6683% 12/20/60 (c)(e)	2,168	2,159
Series 2011-H07 Class FA, 0.6683% 2/20/61 (c)(e)	3,893	3,878
Series 2011-H12 Class FA, 0.6583% 2/20/61 (c)(e)	4,626	4,606
Series 2011-H13 Class FA, 0.6683% 4/20/61 (c)(e)	1,840	1,833
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (c)(e)	2,070	2,061
Class FC, 0.6683% 5/20/61 (c)(e)	1,953	1,945
Series 2011-H17 Class FA, 0.6983% 6/20/61 (c)(e)	2,513	2,507
Series 2011-H21 Class FA, 0.7683% 10/20/61 (c)(e)	2,476	2,476
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H01 Class FA, 0.8683% 11/20/61 (c)(e)	$ 2,065	$ 2,074
Series 2012-H03 Class FA, 0.8683% 1/20/62 (c)(e)	1,251	1,256
Series 2012-H06 Class FA, 0.7983% 1/20/62 (c)(e)	1,918	1,920
Series 2012-H07 Class FA, 0.7983% 3/20/62 (c)(e)	1,140	1,142
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	276	280
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	188	189
Series 2010-99 Class PT, 3.5% 8/20/33	242	244
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	1,015	201
Series 2011-68 Class EC, 3.5% 4/20/41	1,872	1,967
Series 1999-18 Class Z, 6.25% 5/16/29	1,938	2,183
Series 2010-H13 Class JA, 5.46% 10/20/59 (e)	8,906	9,484
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	4,414	4,874
Series 2010-H17 Class XP, 5.302% 7/20/60 (c)(e)	5,907	6,510
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	4,265	4,693
Series 2012-64 Class KB, 3.8135% 5/20/41 (c)	628	701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $141,147)		142,130
Commercial Mortgage Securities - 6.2%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (c)	2,220	2,216
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20	780	849
Series K014 Class A2, 3.871% 4/25/21	1,920	2,062
Series K015 Class A2, 3.23% 7/25/21	3,410	3,515
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,915
Series K009 Class A2, 3.808% 8/25/20	6,820	7,330
Series K017 Class A2, 2.873% 12/25/21	6,140	6,160
Series K034 Class A1, 2.669% 2/25/23	3,284	3,347
Series K031 Class A2, 3.3% 4/25/23	7,400	7,533
Series K032 Class A1, 3.016% 2/25/23	6,001	6,258
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac: - continued
Series K501 Class A2, 1.655% 11/25/16	$ 2,080	$ 2,114
Series K714 Class A2, 3.097% 10/25/20	6,000	6,228
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $53,540)		53,527
Foreign Government and Government Agency Obligations - 3.1%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,251	5,063
5.5% 12/4/23	10,710	12,753
Jordanian Kingdom 2.503% 10/30/20	8,609	8,658
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,616)		26,474
Cash Equivalents - 2.9%
Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (Cost $25,055)	$ 25,055	25,055
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 8,939	165
Purchased Swaptions - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Call Options - 0.1%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	$ 8,939	$ 358
TOTAL PURCHASED SWAPTIONS (Cost $534)			523
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $858,342)	868,544
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(8,519)
NET ASSETS - 100%	$ 860,025
Futures Contracts
		Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
21 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 2,615	$ 12
243 CBOT 2 Year U.S. Treasury Note Contracts	June 2014	53,430	19
134 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	16,061	49
39 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	5,189	68
TOTAL TREASURY CONTRACTS		$ 77,295	$ 148
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
54 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	$ 7,754	$ (153)
		$ 85,049	$ (5)

The face value of futures purchased as a percentage of net assets is 9%

The face value of futures sold as a percentage of net assets is 0.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $96,261,000.
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2016	$ 2,384	3-month LIBOR	0.75%	$ (2)	$ 0	$ (2)
CME	Jun. 2019	1,417	3-month LIBOR	2%	(6)	0	(6)
CME	Jun. 2024	28,909	3-month LIBOR	3%	(313)	0	(313)
CME	Jun. 2044	218	3.75%	3-month LIBOR	6	0	6
TOTAL INTEREST RATE SWAPS					$ (315)	$ 0	$ (315)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $227,000.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $849,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$25,055,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 848
Citibank NA	4,894
Credit Agricole CIB New York Branch	8,244
ING Financial Markets LLC	1,030
Mizuho Securities USA, Inc.	6,124
Morgan Stanley & Co., Inc.	721
Wells Fargo Securities LLC	3,194
$ 25,055
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 532,550	$ -	$ 532,550	$ -
U.S. Government Agency - Mortgage Securities	88,285	-	88,285	-
Collateralized Mortgage Obligations	142,130	-	142,130	-
Commercial Mortgage Securities	53,527	-	53,527	-
Foreign Government and Government Agency Obligations	26,474	-	26,474	-
Cash Equivalents	25,055	-	25,055	-
Purchased Swaptions	523	-	523	-
Total Investments in Securities:	$ 868,544	$ -	$ 868,544	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 148	$ 148	$ -	$ -
Swaps	6	-	6	-
Total Assets	$ 154	$ 148	$ 6	$ -
Liabilities
Futures Contracts	$ (153)	$ (153)	$ -	$ -
Swaps	(321)	-	(321)	-
Total Liabilities	$ (474)	$ (153)	$ (321)	$ -
Total Other Derivative Instruments:	$ (320)	$ (5)	$ (315)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 148	$ (153)
Purchased Swaptions (b)	523	-
Swaps (c)	6	(321)
Total Interest Rate Risk	677	(474)
Total Value of Derivatives	$ 677	$ (474)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $25,055) - See accompanying schedule: Unaffiliated issuers (cost $858,342)		$ 868,544
Receivable for fund shares sold		331
Interest receivable		2,401
Receivable for daily variation margin for derivative instruments		10
Total assets		871,286

Liabilities
Payable for investments purchased	$ 10,025
Payable for fund shares redeemed	816
Distributions payable	95
Accrued management fee	224
Other affiliated payables	101
Total liabilities		11,261

Net Assets		$ 860,025
Net Assets consist of:
Paid in capital		$ 853,807
Distributions in excess of net investment income		(106)
Accumulated undistributed net realized gain (loss) on investments		(3,558)
Net unrealized appreciation (depreciation) on investments		9,882
Net Assets, for 80,836 shares outstanding		$ 860,025
Net Asset Value, offering price and redemption price per share ($860,025 ÷ 80,836 shares)		$ 10.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 7,402

Expenses
Management fee	$ 1,382
Transfer agent fees	443
Fund wide operations fee	167
Independent trustees' compensation	2
Miscellaneous	1
Total expenses before reductions	1,995
Expense reductions	(7)	1,988
Net investment income (loss)		5,414
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,037
Futures contracts	435
Swaps	(172)
Total net realized gain (loss)		3,300
Change in net unrealized appreciation (depreciation) on: Investment securities	6,543
Futures contracts	191
Swaps	(315)
Delayed delivery commitments	(235)
Total change in net unrealized appreciation (depreciation)		6,184
Net gain (loss)		9,484
Net increase (decrease) in net assets resulting from operations		$ 14,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,414	$ 11,161
Net realized gain (loss)	3,300	402
Change in net unrealized appreciation (depreciation)	6,184	(27,887)
Net increase (decrease) in net assets resulting from operations	14,898	(16,324)
Distributions to shareholders from net investment income	(5,282)	(11,164)
Distributions to shareholders from net realized gain	(4,764)	(21,882)
Total distributions	(10,046)	(33,046)
Share transactions Proceeds from sales of shares	41,008	95,288
Reinvestment of distributions	8,980	30,041
Cost of shares redeemed	(111,119)	(291,579)
Net increase (decrease) in net assets resulting from share transactions	(61,131)	(166,250)
Total increase (decrease) in net assets	(56,279)	(215,620)

Net Assets
Beginning of period	916,304	1,131,924
End of period (including distributions in excess of net investment income of $106 and distributions in excess of net investment income of $238, respectively)	$ 860,025	$ 916,304
Other Information Shares
Sold	3,868	8,789
Issued in reinvestment of distributions	846	2,765
Redeemed	(10,484)	(26,986)
Net increase (decrease)	(5,770)	(15,432)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011E	2011G	2010 G	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 11.09	$ 11.12	$ 10.97	$ 11.10	$ 10.80	$ 10.36
Income from InvestmentOperations
Net investment income (loss) D	.065	.116	.128	.013	.171	.214	.278
Net realized and unrealized gain (loss)	.114	(.294)	.159	.151	.155	.423	.439
Total from investment operations	.179	(.178)	.287	.164	.326	.637	.717
Distributions from net investment income	(.063)	(.116)	(.129)	(.014)	(.172)	(.212)	(.277)
Distributions from net realized gain	(.056)	(.216)	(.188)	-	(.284)	(.125)	-
Total distributions	(.119)	(.332)	(.317)	(.014)	(.456)	(.337)	(.277)
Net asset value, end of period	$ 10.64	$ 10.58	$ 11.09	$ 11.12	$ 10.97	$ 11.10	$ 10.80
Total ReturnB, C	1.70%	(1.66)%	2.63%	1.49%	3.04%	6.02%	6.98%
Ratios to Average Net AssetsF
Expenses before reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.23% A	1.07%	1.16%	1.37% A	1.57%	1.98%	2.59%
Supplemental Data
Net assets, end of period (in millions)	$ 860	$ 916	$ 1,132	$ 1,206	$ 1,191	$ 1,417	$ 1,563
Portfolio turnover rate	179% A	179%	198%	258% A	339%	227%	305%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,115
Gross unrealized depreciation	(2,978)
Net unrealized appreciation (depreciation) on securities and other investments	$ 10,137

Tax cost	$ 858,407

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk	$	$
Futures Contracts	435	191
Purchased Options	-	(11)
Swaps	(172)	(315)
Totals (a)	$ 263	$ (135)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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3. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable and are representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Derivative Instruments - continued

Swaps - continued

clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $9,128 and $85, respectively.

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5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $15.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $7.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Government Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

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In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Intermediate Government Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

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Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SLM-USAN-0414
1.844595.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Class A, Class T, Class B,
and Class C

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.78%
Actual		$ 1,000.00	$ 1,038.70	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.78%
Actual		$ 1,000.00	$ 1,038.80	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class B	1.49%
Actual		$ 1,000.00	$ 1,035.10	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class C	1.55%
Actual		$ 1,000.00	$ 1,033.80	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Total Bond	.45%
Actual		$ 1,000.00	$ 1,040.40	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,040.20	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 45.2%	U.S. Government and U.S. Government Agency Obligations 49.9%
AAA 3.9%	AAA 2.9%
AA 2.6%	AA 3.1%
A 9.6%	A 10.2%
BBB 24.1%	BBB 19.0%
BB and Below 11.4%	BB and Below 11.4%
Not Rated 1.3%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.7	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.2	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014 *	As of August 31, 2013 **
Corporate Bonds 35.6%	Corporate Bonds 32.1%
U.S. Government and U.S. Government Agency Obligations 45.2%	U.S. Government and U.S. Government Agency Obligations 49.9%
Asset-Backed Securities 1.3%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 7.7%	CMOs and Other Mortgage Related Securities 6.9%
Municipal Bonds 1.9%	Municipal Bonds 2.1%
Stocks 0.1%	Stocks 0.1%
Other Investments 6.4%	Other Investments 5.5%
Short-Term Investments and Net Other Assets (Liabilities) 1.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.3%

* Foreign investments	10.6%	** Foreign investments	7.7%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(0.4)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.5%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.1%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 344,025
6.25% 3/15/21		3,295,000	3,525,650
Dana Holding Corp.:
5.375% 9/15/21		645,000	664,350
6% 9/15/23		645,000	667,575
6.5% 2/15/19		2,080,000	2,215,200
J.B. Poindexter & Co., Inc. 9% 4/1/22 (h)		1,900,000	2,033,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		1,000,000	1,005,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(n)		2,785,000	2,966,025
			13,420,825
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (h)		2,555,000	2,813,694
8.25% 6/15/21 (h)		2,590,000	2,926,700
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,597,076
General Motors Co.:
3.5% 10/2/18 (h)		3,635,000	3,753,138
6.25% 10/2/43 (h)		1,835,000	2,032,263
			19,122,871
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)		1,206,000	1,215,532
4.25% 6/15/23 (h)		8,466,000	8,691,263
5.75% 6/15/43 (h)		6,102,000	6,716,197
			16,622,992
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		5,045,000	5,486,438
FelCor Lodging LP:
5.625% 3/1/23		135,000	135,675
6.75% 6/1/19		475,000	510,625
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		4,515,000	4,616,588
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		1,620,000	1,713,150
MCE Finance Ltd. 5% 2/15/21 (h)		5,470,000	5,456,325
MGM Mirage, Inc.:
7.625% 1/15/17		2,355,000	2,678,813
8.625% 2/1/19		1,960,000	2,342,200
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
11.375% 3/1/18		$ 1,845,000	$ 2,393,888
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)		635,000	661,988
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,098,125
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,392,500
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (h)		1,775,000	1,888,156
11% 10/1/21 (h)		1,770,000	1,871,775
Playa Resorts Holding BV 8% 8/15/20 (h)		2,265,000	2,451,863
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	4,992,138
7.5% 10/15/27		1,885,000	2,073,500
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)		3,705,000	3,723,525
Times Square Hotel Trust 8.528% 8/1/26 (h)		797,976	1,027,517
			51,514,789
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,729,231
3.75% 3/1/19		1,430,000	1,444,300
4.375% 9/15/22		865,000	841,213
4.75% 2/15/23		805,000	788,900
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,714,488
4.5% 6/15/19		1,860,000	1,899,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,357,650
7.875% 8/15/19		1,760,000	1,944,800
8.5% 5/15/18 (f)		7,125,000	7,499,063
9.875% 8/15/19		2,460,000	2,773,650
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	9,061,850
10.75% 9/15/16		2,370,000	2,879,550
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers Finance Corp.:
4% 12/31/18		$ 1,935,000	$ 1,983,375
4.375% 4/15/23		4,755,000	4,600,463
			43,518,058
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21		1,055,000	1,072,144
Media - 2.0%
AMC Networks, Inc. 4.75% 12/15/22		1,960,000	1,969,800
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	659,011
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,948,313
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (h)		705,000	722,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		1,540,000	1,645,875
7% 1/15/19		5,660,000	5,992,525
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		1,585,000	1,676,138
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		2,020,000	2,014,950
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,150,000	1,139,938
5.5% 12/15/16		4,420,000	4,176,900
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,348,313
6.5% 11/15/22		1,525,000	1,624,125
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,335,000
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,561,359
6.45% 3/15/37		2,196,000	2,702,955
COX Communications, Inc. 3.25% 12/15/22 (h)		4,795,000	4,512,200
Darling Escrow Corp. 5.375% 1/15/22 (h)		565,000	579,831
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,818,041
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,713,429
4.875% 4/1/43		4,194,000	4,067,178
6.35% 6/1/40		6,392,000	7,412,227
DISH DBS Corp. 4.25% 4/1/18		985,000	1,024,400
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (h)		$ 1,005,000	$ 1,042,688
5.375% 11/1/23 (h)		760,000	784,700
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		1,100,000	1,243,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		4,085,000	4,524,138
MDC Partners, Inc. 6.75% 4/1/20 (h)		760,000	811,300
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,280,400
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	5,407,621
News America, Inc.:
6.15% 3/1/37		4,759,000	5,491,239
6.15% 2/15/41		11,572,000	13,425,591
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		1,345,000	1,361,813
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		1,320,000	1,386,000
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,664,394
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (h)		2,205,000	2,315,250
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,687,236
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,068,939
4.5% 9/15/42		25,085,000	22,853,188
5.5% 9/1/41		5,332,000	5,528,879
5.85% 5/1/17		3,419,000	3,867,057
5.875% 11/15/40		4,872,000	5,258,467
6.75% 7/1/18		13,763,000	16,225,063
8.25% 4/1/19		18,366,000	23,127,239
Time Warner, Inc.:
5.875% 11/15/16		368,000	414,506
6.2% 3/15/40		11,792,000	13,509,882
6.5% 11/15/36		9,243,000	10,852,909
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,650,000	1,720,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)		785,000	812,475
5.625% 4/15/23 (Reg. S)	EUR	1,500,000	2,225,941
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		725,000	799,313
Viacom, Inc.:
2.5% 9/1/18		1,478,000	1,508,936
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
4.375% 3/15/43		$ 2,063,000	$ 1,824,940
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	3,244,313
			253,912,675
Multiline Retail - 0.0%
Marks & Spencer PLC 6.125% 12/6/21 (Reg. S)	GBP	625,000	1,171,997
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		1,955,000	2,023,425
Jaguar Land Rover PLC 4.125% 12/15/18 (h)		1,530,000	1,560,600
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		500,000	497,500
			4,081,525
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21 (h)		2,085,000	2,137,125
TOTAL CONSUMER DISCRETIONARY			406,575,001
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,306,267
2.75% 4/1/23 (h)		7,651,000	7,131,742
7.25% 3/10/15	GBP	4,000,000	7,096,676
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,479,505
			32,014,190
Food & Staples Retailing - 0.3%
Casino Guichard Perrachon SA 4.87% 12/31/49 (n)	EUR	1,500,000	2,101,921
CVS Caremark Corp.:
2.25% 12/5/18		8,524,000	8,595,653
4% 12/5/23		8,525,000	8,745,576
DS Waters of America, Inc. 10% 9/1/21 (h)		890,000	983,450
ESAL GmbH 6.25% 2/5/23 (h)		5,205,000	4,840,650
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		4,330,000	4,319,175
SUPERVALU, Inc. 6.75% 6/1/21		890,000	894,450
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,636,311
			33,117,186
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,604,088
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23		$ 5,362,000	$ 5,099,766
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		2,100,000	2,231,250
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		2,005,000	2,010,013
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (h)		1,785,000	1,887,638
8.25% 2/1/20 (h)		1,510,000	1,653,450
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		360,000	326,700
			17,812,905
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		3,010,000	2,949,800
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	8,978,536
4% 1/31/24		6,408,000	6,409,538
4.25% 8/9/42		9,573,000	8,443,491
4.75% 5/5/21		7,000,000	7,645,274
5.375% 1/31/44		10,973,000	11,456,174
9.7% 11/10/18		7,983,000	10,614,819
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,005,900
4.75% 11/1/42		11,385,000	10,698,154
6.15% 9/15/43		4,511,000	5,091,128
6.75% 6/15/17		3,719,000	4,305,386
7.25% 6/15/37		5,056,000	6,220,806
			86,869,206
TOTAL CONSUMER STAPLES			172,763,287
ENERGY - 5.0%
Energy Equipment & Services - 0.6%
Basic Energy Services, Inc. 7.75% 2/15/19		2,920,000	3,117,100
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,335,600
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	11,655,719
5.35% 3/15/20 (h)		8,816,000	9,536,029
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		$ 10,806,000	$ 11,339,017
5% 10/1/21		7,366,000	7,837,041
6.5% 4/1/20		738,000	853,343
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)		3,697,000	3,867,986
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,685,388
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21		3,210,000	3,177,900
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,558,200
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,165,000	1,159,175
5.875% 4/1/20		585,000	608,400
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	910,025
7.5% 11/1/19		3,720,000	4,008,300
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,362,850
Pacific Drilling SA 5.375% 6/1/20 (h)		2,960,000	2,997,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (h)		2,245,000	2,418,988
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,214,256
Precision Drilling Corp. 6.625% 11/15/20		1,890,000	2,031,750
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,302,388
			84,976,455
Oil, Gas & Consumable Fuels - 4.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		2,510,000	2,560,200
Afren PLC:
6.625% 12/9/20 (h)		580,000	581,450
10.25% 4/8/19 (Reg. S)		600,000	686,250
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	541,785
6.375% 9/15/17		19,790,000	22,918,383
Approach Resources, Inc. 7% 6/15/21		3,010,000	3,100,300
Chesapeake Energy Corp. 6.125% 2/15/21		2,745,000	3,033,225
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,027,430
6.125% 7/15/22		1,240,000	1,345,400
ConocoPhillips Co.:
4.6% 1/15/15		10,000,000	10,364,950
5.75% 2/1/19		2,930,000	3,451,414
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17		$ 505,000	$ 527,094
8.25% 4/1/20		1,650,000	1,794,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (h)		680,000	710,600
7.75% 4/1/19		800,000	870,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	6,074,120
3.875% 3/15/23		3,639,000	3,528,305
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,578,688
Devon Energy Corp. 1.2% 12/15/16		12,378,000	12,421,459
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,613,831
6.45% 11/3/36 (h)		13,741,000	14,885,735
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,315,681
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,832,179
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,632,178
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		3,075,000	3,244,125
Energy Partners Ltd. 8.25% 2/15/18		2,510,000	2,710,800
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,429,763
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,407,769
9.375% 5/1/20		5,020,000	5,810,650
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		2,100,000	2,569,875
Gazprom OAO 3.6% 2/26/21	EUR	2,000,000	2,790,364
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	991,515
6.875% 5/16/17 (Reg. S)		200,000	208,740
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,815,000	1,951,125
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	246,351
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	923,270
7% 5/5/20 (h)		1,385,000	1,556,325
9.125% 7/2/18 (h)		1,305,000	1,569,263
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		765,000	719,100
5.75% 4/30/43 (h)		1,565,000	1,367,419
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (h)		$ 1,455,000	$ 1,463,861
5.625% 11/15/23 (h)		2,110,000	2,120,997
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,386,332
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)		10,834,000	11,014,722
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		4,187,000	4,816,042
6.85% 1/15/40 (h)		5,937,000	7,587,528
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,120,656
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,178,956
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	4,160,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		1,200,000	1,214,880
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (h)		590,000	607,700
7.25% 12/12/21 (h)		1,651,000	1,774,825
Pan American Energy LLC 7.875% 5/7/21 (h)		935,000	939,675
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (h)		1,210,000	1,270,500
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	952,875
Petro-Canada 6.05% 5/15/18		3,850,000	4,472,530
Petrobras Global Finance BV:
2.3789% 1/15/19 (n)		1,560,000	1,524,900
3% 1/15/19		1,920,000	1,831,657
4.375% 5/20/23		20,096,000	18,220,501
5.625% 5/20/43		18,504,000	15,621,909
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,079,695
3.875% 1/27/16		10,192,000	10,472,280
5.375% 1/27/21		28,941,000	29,013,497
5.75% 1/20/20		10,620,000	11,052,457
6.875% 1/20/40		655,000	644,703
7.875% 3/15/19		14,017,000	16,021,599
8.375% 12/10/18		775,000	904,813
Petroleos de Venezuela SA:
4.9% 10/28/14		4,030,000	3,788,200
6% 11/15/26 (h)		600,000	333,000
8.5% 11/2/17 (h)		7,180,000	5,797,850
9.75% 5/17/35 (h)		2,140,000	1,470,180
12.75% 2/17/22 (h)		1,235,000	1,059,013
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
3.125% 1/23/19 (h)		$ 1,776,000	$ 1,815,960
3.5% 7/18/18		14,963,000	15,524,113
3.5% 1/30/23		11,489,000	10,742,215
4.875% 1/24/22		14,642,000	15,300,890
4.875% 1/18/24		4,601,000	4,729,626
4.875% 1/18/24 (h)		8,471,000	8,672,610
5.5% 1/21/21		12,069,000	13,155,210
5.5% 6/27/44		21,979,000	20,782,485
6% 3/5/20		1,008,000	1,136,520
6.375% 1/23/45 (h)		13,392,000	14,103,785
6.5% 6/2/41		22,107,000	23,839,305
6.625% (h)(i)		4,025,000	4,135,688
8% 5/3/19		290,000	354,525
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (h)		354,167	375,417
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,317,958
5.875% 5/1/42		4,359,000	5,000,549
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,269,368
6.125% 1/15/17		6,185,000	7,015,540
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,775,000	1,885,938
PT Pertamina Persero:
4.3% 5/20/23 (h)		400,000	366,000
4.3% 5/20/23 (Reg S.)		200,000	183,000
4.875% 5/3/22 (h)		845,000	817,960
5.25% 5/23/21 (h)		815,000	821,113
5.625% 5/20/43 (h)		400,000	333,000
5.625% 5/20/43 (Reg. S)		200,000	166,500
6% 5/3/42 (h)		845,000	737,263
6.5% 5/27/41 (h)		1,000,000	922,500
Samson Investment Co. 10.75% 2/15/20 (f)(h)		7,605,000	8,451,056
SemGroup Corp. 7.5% 6/15/21		6,105,000	6,532,350
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,654,078
Southeast Supply Header LLC 4.85% 8/15/14 (h)		367,000	373,163
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	342,093
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,915,840
2.95% 9/25/18		1,960,000	2,018,912
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP: - continued
4.6% 6/15/21		$ 2,694,000	$ 2,899,905
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (h)		1,155,000	1,085,700
5.25% 5/1/23		1,140,000	1,142,850
6.375% 8/1/22		420,000	450,450
6.875% 2/1/21		685,000	743,225
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		505,000	527,725
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		4,317,000	4,317,000
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,941,949
Western Refining, Inc. 6.25% 4/1/21		3,180,000	3,275,400
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,976,863
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,511,041
4.3% 3/4/24		8,588,000	8,605,511
YPF SA 8.875% 12/19/18 (h)		1,790,000	1,828,038
Zhaikmunai International BV 7.125% 11/13/19 (h)		1,145,000	1,189,369
			569,097,625
TOTAL ENERGY			654,074,080
FINANCIALS - 15.3%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24		4,446,000	4,483,702
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,024,000
2.625% 1/31/19		27,086,000	27,240,986
2.9% 7/19/18		17,494,000	17,979,441
5.25% 7/27/21		17,105,000	19,057,775
5.625% 1/15/17		3,200,000	3,546,787
5.95% 1/18/18		4,975,000	5,683,122
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,890,697
6.85% 6/15/17		4,817,000	5,505,643
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,658,055
4.875% 11/1/22		14,724,000	15,542,478
5% 11/24/25		3,189,000	3,313,687
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17		$ 13,970,000	$ 15,539,655
5.625% 9/23/19		12,714,000	14,604,534
5.75% 1/25/21		13,447,000	15,457,179
6.625% 4/1/18		16,118,000	18,963,826
			227,491,567
Commercial Banks - 2.5%
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		45,000	47,898
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (h)		4,500,000	4,520,790
Bank of America NA 5.3% 3/15/17		3,467,000	3,841,849
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,245,188
BPCE SA 5.7% 10/22/23 (h)		3,800,000	4,003,300
CBOM Finance PLC 8.25% 8/5/14		800,000	815,000
CIT Group, Inc.:
3.875% 2/19/19		1,430,000	1,449,843
5% 8/15/22		1,510,000	1,585,500
5.25% 3/15/18		1,485,000	1,611,225
5.5% 2/15/19 (h)		3,725,000	4,050,938
Credit Suisse AG 6% 2/15/18		18,058,000	20,903,309
Danske Bank A/S:
3.75% 4/1/15 (h)		2,500,000	2,579,663
3.875% 10/4/23 (Reg. S) (n)	EUR	1,150,000	1,662,236
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		820,000	733,490
Development Bank of Philippines 8.375% (i)(n)		1,655,000	1,728,249
Discover Bank:
4.2% 8/8/23		7,852,000	8,058,115
7% 4/15/20		2,030,000	2,412,844
8.7% 11/18/19		2,958,000	3,727,491
FBN Finance Co. BV 8.25% 8/7/20 (h)(n)		580,000	598,850
Fifth Third Bancorp:
4.5% 6/1/18		798,000	871,195
8.25% 3/1/38		4,667,000	6,560,584
Finansbank A/S:
5.15% 11/1/17 (h)		1,895,000	1,833,413
5.5% 5/11/16 (Reg. S)		1,100,000	1,097,250
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		1,600,000	1,707,040
7.75% 7/5/17 (Reg. S)		350,000	373,415
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (h)		$ 6,067,000	$ 6,911,423
HSBC Holdings PLC 3.375% 1/10/24 (n)	EUR	1,500,000	2,132,787
HSBK BV:
7.25% 5/3/17 (h)		835,000	889,693
7.25% 5/3/17 (Reg. S)		250,000	266,375
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,427,284
Intesa Sanpaolo SpA 3.375% 1/19/15	EUR	3,500,000	4,937,932
JSC Kazkommertsbank BV 8% 11/3/15 (h)		390,000	390,975
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		750,000	750,000
KeyBank NA:
5.45% 3/3/16		3,939,000	4,295,661
5.8% 7/1/14		9,490,000	9,653,190
6.95% 2/1/28		1,977,000	2,433,043
Magyar Export-Import Bank 5.5% 2/12/18 (h)		150,000	155,625
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,740,138
5% 1/17/17		14,669,000	15,941,568
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	2,500,000	4,019,503
Regions Bank:
6.45% 6/26/37		24,618,000	27,248,261
7.5% 5/15/18		18,297,000	21,785,506
Regions Financial Corp.:
2% 5/15/18		13,127,000	12,928,809
5.75% 6/15/15		2,005,000	2,119,064
7.75% 11/10/14		6,404,000	6,716,195
Royal Bank of Scotland Group PLC:
6% 12/19/23		15,025,000	15,471,243
6.1% 6/10/23		16,183,000	16,801,773
6.125% 12/15/22		24,107,000	25,305,552
RSHB Capital SA 6% 6/3/21 (h)(n)		355,000	359,881
SB Capital SA 5.5% 2/26/24 (h)(n)		585,000	576,956
Svenska Handelsbanken AB 2.656% 1/15/24 (n)	EUR	1,050,000	1,475,924
Synovus Financial Corp.:
5.125% 6/15/17		365,000	381,425
7.875% 2/15/19		745,000	845,575
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,765,000	1,945,913
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		480,000	483,600
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Vnesheconombank Via VEB Finance PLC: - continued
6.8% 11/22/25 (h)		$ 375,000	$ 387,188
6.902% 7/9/20 (h)		715,000	773,094
Wachovia Bank NA 6% 11/15/17		2,243,000	2,598,607
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,352,891
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,398,344
3.676% 6/15/16		4,301,000	4,585,601
4.48% 1/16/24		4,804,000	5,027,833
			324,533,107
Consumer Finance - 1.6%
Ally Financial, Inc.:
2.75% 1/30/17		1,725,000	1,748,719
3.5% 1/27/19		1,535,000	1,542,675
4.75% 9/10/18		4,150,000	4,419,750
American Express Credit Corp. 1.3% 7/29/16		11,619,000	11,739,803
Discover Financial Services:
3.85% 11/21/22		10,130,000	9,993,235
5.2% 4/27/22		12,545,000	13,514,440
6.45% 6/12/17		10,366,000	11,749,488
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,237,798
1.7% 5/9/16		19,473,000	19,744,181
2.875% 10/1/18		13,000,000	13,345,319
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,340,381
4.625% 1/7/21		5,706,000	6,329,341
5.625% 9/15/17		5,858,000	6,712,266
5.625% 5/1/18		25,000,000	28,865,875
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,097,989
Hyundai Capital America:
1.45% 2/6/17 (h)		14,591,000	14,584,390
1.625% 10/2/15 (h)		9,515,000	9,611,967
1.875% 8/9/16 (h)		2,974,000	3,018,211
2.125% 10/2/17 (h)		5,048,000	5,101,761
2.875% 8/9/18 (h)		5,276,000	5,405,209
SLM Corp.:
4.875% 6/17/19		2,160,000	2,230,200
5.5% 1/15/19		2,025,000	2,141,438
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
8% 3/25/20		$ 950,000	$ 1,097,250
8.45% 6/15/18		940,000	1,112,725
			202,684,411
Diversified Financial Services - 3.6%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,425,000	1,480,260
Bank of America Corp.:
3.3% 1/11/23		31,429,000	30,591,511
3.875% 3/22/17		25,777,000	27,660,912
4.1% 7/24/23		11,481,000	11,800,941
5.65% 5/1/18		8,780,000	10,036,453
5.75% 12/1/17		21,955,000	25,042,049
6.5% 8/1/16		9,000,000	10,136,466
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,277,206
4.25% 1/12/22	GBP	4,000,000	7,209,715
7.625% 11/21/22		9,935,000	10,978,175
Barry Callebaut Services NV 5.5% 6/15/23 (h)		2,405,000	2,474,817
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,675,000	2,206,875
BP Capital Markets PLC:
3.814% 2/10/24		11,032,000	11,158,658
4.742% 3/11/21		8,800,000	9,813,707
CIT Group, Inc. 6.625% 4/1/18 (h)		1,215,000	1,369,913
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,219,758
3.375% 3/1/23		5,193,000	5,059,208
3.953% 6/15/16		11,847,000	12,599,225
4.05% 7/30/22		5,303,000	5,368,969
4.75% 5/19/15		12,211,000	12,792,744
5.5% 9/13/25		4,478,000	4,829,165
6.125% 5/15/18		3,779,000	4,378,278
Comcel Trust 6.875% 2/6/24 (h)		605,000	625,419
European Financial Stability Facility 0.875% 4/16/18 (Reg. S)	EUR	1,320,000	1,822,236
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	12,720,040
General Motors Financial Co., Inc.:
3.25% 5/15/18		2,095,000	2,144,756
4.75% 8/15/17		1,775,000	1,919,663
GTB Finance BV:
6% 11/8/18 (h)		1,025,000	1,007,063
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
GTB Finance BV: - continued
7.5% 5/19/16 (h)		$ 845,000	$ 887,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (h)		1,005,000	1,017,563
4.875% 3/15/19 (h)		3,185,000	3,248,700
5.875% 2/1/22 (h)		4,075,000	4,156,500
6% 8/1/20 (h)		4,745,000	5,005,975
ILFC E-Capital Trust I 5.46% 12/21/65 (h)(n)		3,955,000	3,678,150
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(n)		3,485,000	3,328,175
Imperial Tobacco Finance:
4.875% 6/7/32 (Reg. S)	GBP	700,000	1,197,966
8.125% 3/15/24	GBP	2,000,000	4,399,036
Indo Energy Finance BV 7% 5/7/18 (h)		1,100,000	1,094,500
ING Bank NV 3.625% 2/25/26 (n)	EUR	1,400,000	1,945,483
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,446,061
2% 8/15/17		11,000,000	11,178,057
3.25% 9/23/22		18,423,000	18,132,211
4.35% 8/15/21		13,339,000	14,389,313
4.5% 1/24/22		22,046,000	23,845,659
4.95% 3/25/20		17,148,000	19,198,335
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,010,708
KfW:
2.125% 8/15/23	EUR	2,860,000	4,067,746
4.875% 3/15/37	GBP	2,750,000	5,553,046
Magnesita Finance Ltd. 8.625% (h)(i)		650,000	611,000
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,131,550
Myriad International Holding BV 6% 7/18/20 (h)		580,000	624,950
Nationwide Building Society:
5.625% 1/28/26 (Reg. S)	GBP	4,000,000	8,031,597
6.75% 7/22/20	EUR	2,200,000	3,642,917
NSG Holdings II, LLC 7.75% 12/15/25 (h)		10,130,000	10,788,450
Perusahaan Penerbit SBSN 6.125% 3/15/19 (h)		845,000	921,050
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	3,000,000	5,559,101
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,409,162
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,199,653
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,717,429
5.15% 3/15/20		3,761,000	4,201,627
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
TMK Capital SA 7.75% 1/27/18		$ 1,850,000	$ 1,942,500
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		3,190,000	3,365,450
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		1,350,000	1,385,451
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (n)	EUR	2,122,500	3,024,902
12.25% 7/15/17 pay-in-kind (h)(n)		5,550,649	5,772,675
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		1,335,000	1,391,738
			473,225,818
Insurance - 2.0%
Allstate Corp. 6.2% 5/16/14		6,893,000	6,973,827
American International Group, Inc.:
4.875% 9/15/16		7,990,000	8,750,113
4.875% 6/1/22		3,590,000	3,947,298
5.6% 10/18/16		10,702,000	11,897,488
Aon Corp.:
3.125% 5/27/16		11,274,000	11,792,435
3.5% 9/30/15		4,451,000	4,630,126
5% 9/30/20		3,854,000	4,337,330
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (n)		3,600,000	3,834,000
Assicurazioni Generali SpA 7.75% 12/12/42 (n)	EUR	2,000,000	3,285,114
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	578,411
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)		1,859,000	1,914,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,520,628
5.375% 3/15/17		194,000	216,013
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		1,255,000	1,320,888
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)		12,644,000	13,509,216
6.5% 3/15/35 (h)		1,741,000	1,995,536
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,738,203
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)		7,139,000	7,781,796
MetLife, Inc.:
3.048% 12/15/22		12,433,000	12,079,182
4.368% 9/15/23		9,625,000	10,215,157
4.75% 2/8/21		4,032,000	4,485,656
6.75% 6/1/16		7,610,000	8,595,997
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I 3% 1/10/23 (h)		$ 7,896,000	$ 7,583,216
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	10,259,758
Pacific LifeCorp:
5.125% 1/30/43 (h)		15,436,000	15,071,772
6% 2/10/20 (h)		12,654,000	14,414,538
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,639,133
4.5% 11/16/21		6,390,000	6,982,283
5.8% 11/16/41		8,381,000	9,664,357
6.2% 11/15/40		4,318,000	5,181,570
7.375% 6/15/19		3,230,000	4,018,333
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,811,841
Unum Group:
5.625% 9/15/20		8,386,000	9,345,358
5.75% 8/15/42		16,937,000	18,219,944
7.125% 9/30/16		587,000	670,853
			256,262,140
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,170,922
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,346,197
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,181,056
4.2% 12/15/23		12,000,000	12,395,376
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,652,794
BRE Properties, Inc. 5.5% 3/15/17		3,597,000	3,978,947
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,519,818
4.25% 1/15/24		9,191,000	9,405,546
Developers Diversified Realty Corp.:
4.625% 7/15/22		8,808,000	9,245,414
4.75% 4/15/18		11,273,000	12,271,653
7.5% 4/1/17		5,574,000	6,490,990
7.875% 9/1/20		323,000	405,675
9.625% 3/15/16		3,691,000	4,289,245
Duke Realty LP:
3.625% 4/15/23		6,287,000	5,994,931
3.875% 10/15/22		11,543,000	11,310,870
4.375% 6/15/22		7,323,000	7,482,246
5.95% 2/15/17		1,109,000	1,242,914
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18		$ 3,795,000	$ 4,369,912
6.75% 3/15/20		10,379,000	12,216,208
8.25% 8/15/19		75,000	93,913
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,390,046
5.375% 10/15/15		1,403,000	1,499,641
6% 9/15/17		1,212,000	1,358,482
6.25% 1/15/17		1,027,000	1,146,364
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,920,944
6.2% 1/15/17		620,000	699,885
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	5,076,033
HCP, Inc. 3.75% 2/1/16		6,084,000	6,416,612
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,192,610
4.7% 9/15/17		1,538,000	1,691,126
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	686,611
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,473,659
6.25% 6/15/17		1,232,000	1,333,575
6.65% 1/15/18		867,000	954,579
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,905,200
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	302,325
6.75% 10/15/22		345,000	373,463
Retail Opportunity Investments Partnership LP 5% 12/15/23		2,030,000	2,105,534
Senior Housing Properties Trust 6.75% 4/15/20		250,000	283,676
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,813,363
2.8% 1/30/17		2,603,000	2,722,168
4.125% 12/1/21		7,287,000	7,775,324
The Geo Group, Inc. 5.875% 1/15/22		2,630,000	2,682,600
UDR, Inc. 5.5% 4/1/14		5,222,000	5,240,136
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,589,600
			215,698,183
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - 2.1%
BioMed Realty LP:
3.85% 4/15/16		$ 11,000,000	$ 11,584,199
4.25% 7/15/22		5,809,000	5,786,618
6.125% 4/15/20		3,429,000	3,906,063
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,487,652
4.95% 4/15/18		9,780,000	10,594,870
5.7% 5/1/17		7,049,000	7,766,130
6% 4/1/16		2,699,000	2,938,258
7.5% 5/15/15		1,584,000	1,705,292
CBRE Group, Inc. 6.625% 10/15/20		305,000	326,350
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,599,650
Deutsche Annington Finance BV 5% 10/2/23 (h)		3,800,000	3,953,942
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,173,097
5.25% 3/15/21		5,708,000	6,032,152
ERP Operating LP:
4.625% 12/15/21		17,159,000	18,598,280
4.75% 7/15/20		7,700,000	8,503,056
5.25% 9/15/14		1,310,000	1,342,039
5.375% 8/1/16		2,768,000	3,053,616
5.75% 6/15/17		14,407,000	16,360,287
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	156,993
5.875% 6/15/19		150,000	162,705
6% 11/1/20		105,000	115,276
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,146,925
Hunt Companies, Inc. 9.625% 3/1/21 (h)		535,000	541,688
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	61,913
11.5% 7/20/20 (Reg. S)		5,000	5,050
KWG Property Holding Ltd. 12.5% 8/18/17 (h)		610,000	664,900
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,192,103
4.125% 6/15/22		6,280,000	6,361,496
4.4% 2/15/24		13,017,000	13,238,653
4.75% 10/1/20		11,282,000	12,082,447
5.125% 3/2/15		1,405,000	1,462,885
5.5% 12/15/16		1,891,000	2,088,297
6.625% 10/1/17		4,835,000	5,586,630
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17		$ 9,223,000	$ 9,328,520
3.15% 5/15/23		14,735,000	13,245,144
4.5% 4/18/22		4,072,000	4,123,629
7.75% 8/15/19		700,000	842,829
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,248,849
6.05% 9/1/16 (h)		2,000,000	2,205,910
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,433,338
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		2,806,000	2,928,510
5.7% 4/15/17 (h)		4,546,000	4,932,383
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,762,125
Regency Centers LP:
4.95% 4/15/14		611,000	613,816
5.25% 8/1/15		6,456,000	6,826,613
5.875% 6/15/17		2,874,000	3,218,164
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,815,734
6.125% 6/1/20		14,318,000	16,765,863
Ventas Realty LP 1.55% 9/26/16		7,655,000	7,741,402
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,067,903
4% 4/30/19		3,747,000	4,008,413
4.25% 3/1/22		300,000	310,929
			276,999,586
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,359,647
Wrightwood Capital LLC 1.9% 4/20/20 (d)		8,216	16,925
			7,376,572
TOTAL FINANCIALS			1,984,271,384
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	12,568,044
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	469,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		$ 925,000	$ 973,563
8.75% 3/15/18		1,590,000	1,741,050
9.875% 4/15/18		1,180,000	1,290,625
			4,475,038
Health Care Providers & Services - 0.8%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,486,930
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,233,963
8% 11/15/19		4,755,000	5,282,805
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,974,839
6.3% 8/15/14		3,618,000	3,709,358
Emergency Medical Services Corp. 8.125% 6/1/19		2,992,000	3,212,660
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	23,919,755
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	11,008,866
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (h)		635,000	657,225
6.875% 2/1/22 (h)		1,275,000	1,356,281
HCA Holdings, Inc. 8% 10/1/18		2,460,000	2,933,550
HealthSouth Corp. 7.25% 10/1/18		3,744,000	3,978,000
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,210,728
4.125% 9/15/20		7,486,000	7,977,284
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		2,575,000	2,652,250
Tenet Healthcare Corp.:
6% 10/1/20 (h)		860,000	924,500
6.25% 11/1/18		825,000	913,688
8.125% 4/1/22		4,700,000	5,264,000
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,260,038
2.875% 3/15/23		16,114,000	15,358,479
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,208,581
			109,523,780
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,107,332
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19		$ 1,959,000	$ 1,963,431
4.15% 2/1/24		3,010,000	3,094,756
			8,165,519
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,606,940
2.9% 11/6/22		13,855,000	13,384,096
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,644,399
Perrigo Co. PLC:
1.3% 11/8/16 (h)		2,954,000	2,957,430
2.3% 11/8/18 (h)		3,161,000	3,166,535
Valeant Pharmaceuticals International:
6.75% 8/15/18 (h)		2,555,000	2,816,888
6.875% 12/1/18 (h)		3,440,000	3,659,300
VPI Escrow Corp. 6.375% 10/15/20 (h)		3,525,000	3,851,063
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,756,843
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,011,637
3.25% 2/1/23		4,892,000	4,720,848
			58,575,979
TOTAL HEALTH CARE			193,308,360
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)		572,000	577,923
6.375% 6/1/19 (h)		8,071,000	9,450,318
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	4,464,208
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		6,490,000	6,425,100
GenCorp, Inc. 7.125% 3/15/21		2,420,000	2,619,650
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,586,625
7.5% 7/15/21		1,460,000	1,609,650
Triumph Group, Inc. 4.875% 4/1/21		1,040,000	1,027,000
			30,760,474
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,494,300
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (h)		$ 228,117	$ 232,679
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		286,003	324,614
6.125% 4/29/18 (h)		240,000	254,100
6.648% 3/15/19		2,104,111	2,225,098
6.9% 7/2/19		610,809	661,934
9.25% 5/10/17		1,865,443	2,089,296
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (h)		1,515,000	1,621,050
6.75% 5/23/17		1,515,000	1,621,050
8.954% 8/10/14		1,375,970	1,389,730
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		549,068	601,229
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,554,000
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,723,800
Series 2013-1 Class B, 5.375% 5/15/23		335,000	340,444
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,535,714
8.36% 1/20/19		1,117,929	1,246,491
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		711,598	764,968
12% 1/15/16 (h)		383,708	433,590
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,707,250
6% 7/15/26		1,720,000	1,621,100
6% 7/15/28		1,725,000	1,578,375
6.375% 6/1/18		140,000	149,100
			26,169,912
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (h)		2,030,000	2,202,550
6.875% 8/15/18 (h)		3,055,000	3,211,569
HD Supply, Inc.:
7.5% 7/15/20		3,775,000	4,133,625
8.125% 4/15/19		1,890,000	2,126,250
Masco Corp. 5.95% 3/15/22		740,000	799,200
Ply Gem Industries, Inc. 6.5% 2/1/22 (h)		1,150,000	1,161,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Building Products - continued
USG Corp.:
5.875% 11/1/21 (h)		$ 190,000	$ 202,350
9.75% 1/15/18		905,000	1,092,788
			14,929,832
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		3,640,000	3,949,400
ADT Corp.:
2.25% 7/15/17		740,000	734,869
4.125% 6/15/23		735,000	690,796
6.25% 10/15/21 (h)		2,065,000	2,173,413
APX Group, Inc.:
6.375% 12/1/19		3,650,000	3,764,063
8.75% 12/1/20		4,130,000	4,305,525
8.75% 12/1/20 (h)		275,000	286,000
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		2,660,000	2,773,050
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	438,600
5.25% 8/1/20		1,305,000	1,344,150
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	4,065,700
Garda World Security Corp. 7.25% 11/15/21 (h)		1,270,000	1,346,200
Office Depot de Mexico SA de CV 6.875% 9/20/20 (h)		770,000	806,575
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,353,600
7% 2/15/22		660,000	732,600
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,341,257
Tervita Corp.:
8% 11/15/18 (h)		4,385,000	4,626,175
9.75% 11/1/19 (h)		700,000	719,250
10.875% 2/15/18 (h)		505,000	541,613
			39,992,836
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		1,310,000	1,368,950
Cementos Progreso Trust 7.125% 11/6/23 (h)		595,000	609,875
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,217,350
Odebrecht Finance Ltd. 7.5% (h)(i)		2,880,000	2,880,000
			6,076,175
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	20,226,579
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (h)		$ 360,000	$ 380,250
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		1,975,000	2,063,875
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		4,275,000	4,435,313
8.125% 2/15/19		890,000	914,475
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		200,000	214,500
			7,628,163
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,485,438
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9876% 12/1/17 (h)(n)		1,260,000	1,272,600
Firstgroup PLC 5.25% 11/29/22	GBP	2,000,000	3,514,566
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,533,263
6.75% 4/15/19		2,955,000	3,165,544
JSC Georgian Railway 7.75% 7/11/22 (h)		850,000	911,625
Shortline PLC 9.5% 5/21/18 (h)		600,000	468,000
			10,865,598
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		715,000	740,025
6.25% 12/1/19		830,000	904,700
6.75% 4/15/17		1,410,000	1,575,675
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,959,000
FLY Leasing Ltd. 6.75% 12/15/20		2,300,000	2,374,750
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	1,049,325
4.625% 4/15/21		955,000	964,550
5.875% 8/15/22		1,575,000	1,685,250
6.25% 5/15/19		1,640,000	1,841,720
8.75% 3/15/17		3,700,000	4,370,625
			18,465,620
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,701,920	1,635,971
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
Aeropuertos Argentina 2000 SA: - continued
10.75% 12/1/20 (Reg. S)		$ 100,320	$ 96,433
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	3,000,000	5,811,489
			7,543,893
TOTAL INDUSTRIALS			186,524,770
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (h)		630,000	649,688
6.75% 11/15/20 (h)		3,575,000	3,807,375
8.875% 1/1/20 (h)		1,970,000	2,235,950
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)		1,600,000	1,512,000
Lucent Technologies, Inc.:
6.45% 3/15/29		4,290,000	4,172,025
6.5% 1/15/28		1,547,000	1,492,855
			13,869,893
Computers & Peripherals - 0.0%
Seagate HDD Cayman 3.75% 11/15/18 (h)		3,360,000	3,469,200
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20		2,905,000	2,959,469
Sanmina-SCI Corp. 7% 5/15/19 (h)		4,125,000	4,372,500
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,235,381
6.55% 10/1/17		1,383,000	1,606,366
			11,173,716
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (h)		3,665,000	3,861,994
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,521,000
			5,382,994
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (h)		2,550,000	2,722,125
6.125% 11/1/23 (h)		265,000	283,550
First Data Corp.:
6.75% 11/1/20 (h)		2,685,000	2,899,800
7.375% 6/15/19 (h)		700,000	758,625
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.: - continued
8.25% 1/15/21 (h)		$ 2,300,000	$ 2,495,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,115,000	3,566,675
13.375% 10/15/19		1,420,000	1,675,600
Xerox Corp. 4.25% 2/15/15		368,000	380,306
			14,782,181
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6.75% 3/1/19 (h)		805,000	809,025
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	4,021,095
Micron Technology, Inc. 5.875% 2/15/22 (h)		670,000	700,150
NXP BV/NXP Funding LLC 3.75% 6/1/18 (h)		2,940,000	2,973,075
Viasystems, Inc. 7.875% 5/1/19 (h)		925,000	993,219
			9,496,564
Software - 0.1%
Activision Blizzard, Inc. 5.625% 9/15/21 (h)		1,400,000	1,505,000
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		3,215,000	3,379,769
Nuance Communications, Inc. 5.375% 8/15/20 (h)		5,915,000	5,929,788
			10,814,557
TOTAL INFORMATION TECHNOLOGY			68,989,105
MATERIALS - 1.6%
Chemicals - 0.4%
Ashland, Inc. 3.875% 4/15/18		1,520,000	1,573,200
INEOS Finance PLC 8.375% 2/15/19 (h)		3,975,000	4,402,313
INEOS Group Holdings SA 5.875% 2/15/19 (h)		1,405,000	1,440,125
Kinove German Bondco GmbH 9.625% 6/15/18 (h)		1,170,000	1,275,300
LSB Industries, Inc. 7.75% 8/1/19 (h)		1,055,000	1,131,488
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,294,063
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,827,188
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,443,713
4.25% 11/15/20		5,898,000	6,316,044
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		8,880,000	9,235,200
Tronox Finance LLC 6.375% 8/15/20		1,725,000	1,772,438
			44,711,072
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		$ 2,286,000	$ 2,544,233
Headwaters, Inc.:
7.25% 1/15/19 (h)		520,000	544,700
7.625% 4/1/19		1,235,000	1,339,975
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		790,000	814,688
Texas Industries, Inc. 9.25% 8/15/20		5,200,000	6,032,000
U.S. Concrete, Inc. 8.5% 12/1/18 (h)		670,000	713,550
			11,989,146
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (h)		2,700,000	2,889,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (h)		515,000	534,313
6.75% 1/31/21 (h)		595,000	618,800
7% 11/15/20 (h)		1,082,647	1,120,540
7.375% 10/15/17 (h)		200,000	213,750
Ball Corp. 4% 11/15/23		3,335,000	3,197,431
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (h)		1,085,000	1,118,906
6% 6/15/17 (h)		1,435,000	1,492,400
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)		1,223,235	1,275,554
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,700,650
Sappi Papier Holding GmbH:
6.625% 4/15/21 (h)		1,925,000	1,963,500
7.75% 7/15/17 (h)		1,240,000	1,376,400
			22,501,244
Metals & Mining - 0.9%
Alrosa Finance SA 7.75% 11/3/20 (h)		900,000	985,500
Anglo American Capital PLC 9.375% 4/8/14 (h)		6,817,000	6,869,879
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (h)		3,385,000	2,471,050
10% 10/1/18 (h)		2,700,000	2,754,000
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	11,542,481
4.5% 8/13/23 (h)		14,000,000	14,511,952
5.625% 10/18/43 (h)		7,718,000	7,873,085
EVRAZ Group SA:
6.5% 4/22/20 (h)		555,000	511,988
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA: - continued
8.25% 11/10/15 (h)		$ 2,360,000	$ 2,496,715
9.5% 4/24/18 (Reg. S)		750,000	802,500
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		3,535,000	3,651,655
7% 11/1/15 (h)		2,143,000	2,220,362
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		1,255,000	1,092,478
4.875% 10/7/20 (Reg. S)		200,000	174,100
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		3,730,000	3,879,200
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	175,000
10.25% 5/20/15 (h)		1,835,000	1,734,075
10.25% 5/20/15 (Reg. S)		100,000	94,500
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,830,000
Nord Gold NV 6.375% 5/7/18 (h)		1,230,000	1,200,788
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		1,450,000	1,422,813
5.625% 4/29/20 (Reg. S)		200,000	196,250
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,307,245
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	1,008,250
11.25% 10/15/18		290,000	325,525
Severstal Columbus LLC 10.25% 2/15/18		5,975,000	6,294,663
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	1,030,359
7.5% 7/27/35		910,000	999,019
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,931,178
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,975,952
6.25% 1/11/16		5,000,000	5,445,920
6.25% 1/23/17		5,581,000	6,250,720
Walter Energy, Inc.:
8.5% 4/15/21		1,675,000	1,218,563
9.5% 10/15/19 (h)		550,000	551,375
			121,829,140
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		$ 1,365,000	$ 0
TOTAL MATERIALS			201,030,602
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
Altice Financing SA:
6.5% 1/15/22 (h)		395,000	411,788
6.5% 1/15/22 (Reg. S)	EUR	1,000,000	1,442,413
7.875% 12/15/19 (h)		2,860,000	3,117,400
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	759,165
9.875% 12/15/20 (h)		4,910,000	5,536,025
AT&T, Inc.:
4.35% 6/15/45		758,000	671,187
5.35% 9/1/40		4,006,000	4,112,399
5.55% 8/15/41		24,891,000	26,213,061
6.3% 1/15/38		16,665,000	19,016,865
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	49,344
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,042,470
6% 4/1/17		2,432,000	2,687,360
6.15% 9/15/19		6,992,000	7,516,400
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,345,784
7.995% 6/1/36		4,717,000	5,028,204
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		2,590,000	2,771,300
Indosat Palapa Co. BV:
7.375% 7/29/20 (h)		705,000	759,638
7.375% 7/29/20		200,000	215,500
Level 3 Financing, Inc. 3.8459% 1/15/18 (h)(n)		3,170,000	3,217,550
Lynx I Corp. 5.375% 4/15/21 (h)		1,205,000	1,241,150
Sprint Capital Corp.:
6.875% 11/15/28		705,000	699,713
8.75% 3/15/32		2,120,000	2,379,700
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,807,834
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (h)		740,000	771,450
6.75% 12/13/22 (Reg. S)		200,000	208,500
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,672,572
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom Holdings, Inc.:
5.375% 10/1/22		$ 1,715,000	$ 1,749,300
6.375% 9/1/23		865,000	925,550
Verizon Communications, Inc.:
2.5% 9/15/16		36,000,000	37,361,700
6.1% 4/15/18		6,000,000	6,971,244
6.25% 4/1/37		2,348,000	2,727,582
6.4% 9/15/33		10,915,000	12,981,122
6.55% 9/15/43		78,171,000	95,718,982
Wind Acquisition Finance SA:
6.5% 4/30/20 (Reg. S)		2,000,000	2,205,000
11.75% 7/15/17 (h)		1,510,000	1,598,713
			265,933,965
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,509,406
3.125% 7/16/22		9,218,000	8,715,379
3.625% 3/30/15		731,000	752,930
Digicel Group Ltd.:
6% 4/15/21 (h)		2,480,000	2,492,400
8.25% 9/1/17 (h)		5,760,000	5,990,400
Intelsat Jackson Holdings SA 7.25% 4/1/19		1,690,000	1,820,975
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,155,000	2,537,513
NII Capital Corp. 10% 8/15/16		905,000	411,775
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,765,250
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		4,935,000	5,212,594
6.464% 4/28/19		3,510,000	3,746,925
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,730,000	1,831,638
Telesat Canada/Telesat LLC 6% 5/15/17 (h)		4,280,000	4,440,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,000,000	1,073,750
VimpelCom Holdings BV 5.2% 2/13/19 (h)		585,000	583,538
			60,884,973
TOTAL TELECOMMUNICATION SERVICES			326,818,938
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - 3.3%
Electric Utilities - 1.6%
Aguila 3 SA 7.875% 1/31/18 (h)		$ 2,745,000	$ 2,916,563
AmerenUE 6.4% 6/15/17		2,491,000	2,880,276
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,213,756
2.95% 12/15/22		4,935,000	4,729,531
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,100,000
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,694,669
Dayton Power & Light Co. 1.875% 9/15/16 (h)		3,740,000	3,807,241
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,621,336
Duke Energy Corp. 3.95% 10/15/23		1,661,000	1,703,108
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		7,207,000	8,210,611
6.4% 9/15/20 (h)		16,661,000	19,469,278
Edison International 3.75% 9/15/17		6,674,000	7,158,125
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,580,000	971,700
Enel SpA 5% 1/15/75 (n)	EUR	900,000	1,267,115
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	10,504,243
4.25% 3/15/23		18,243,000	17,901,217
7.375% 11/15/31		13,076,000	15,057,419
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,282,787
Iberdrola Finanzas SAU 3.5% 6/22/15	EUR	3,500,000	4,995,596
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,511,494
3.75% 11/15/20		1,450,000	1,507,426
Majapahit Holding BV 7.75% 1/20/20 (h)		460,000	527,850
Mirant Americas Generation LLC:
8.5% 10/1/21		425,000	411,719
9.125% 5/1/31		420,000	399,000
Monongahela Power Co. 4.1% 4/15/24 (h)		3,982,000	4,120,490
Nevada Power Co. 6.5% 5/15/18		790,000	936,168
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,253,705
2.8% 5/1/23		15,104,000	14,242,045
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,128,877
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	849,848
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,217,643
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	6,926,389
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 4.4% 1/15/21		$ 12,059,000	$ 12,978,559
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	4,060,958
			208,556,742
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,240,000	1,337,650
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	499,522
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,864,067
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		3,306,756	3,166,219
			8,867,458
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,824,375
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		1,600,000	1,724,000
GenOn Energy, Inc. 9.5% 10/15/18		2,600,000	2,678,000
Listrindo Capital BV 6.95% 2/21/19 (h)		400,000	420,500
NRG Energy, Inc.:
6.25% 7/15/22 (h)		2,150,000	2,233,313
7.625% 1/15/18		320,000	361,600
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	941,250
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,910,866
The AES Corp.:
4.875% 5/15/23		2,700,000	2,619,000
7.375% 7/1/21		2,975,000	3,384,063
			21,096,967
Multi-Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,609,559
Dominion Resources, Inc.:
2.5469% 9/30/66 (n)		28,856,000	26,650,796
7.5% 6/30/66 (n)		10,345,000	11,224,325
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (h)		15,809,000	15,771,469
2% 11/15/18 (h)		12,172,000	12,123,093
6.5% 9/15/37		7,097,000	8,862,868
National Grid PLC 6.3% 8/1/16		1,589,000	1,782,939
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,219,131
5.25% 9/15/17		2,156,000	2,414,957
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 2/15/43		$ 12,739,000	$ 12,899,435
5.4% 7/15/14		1,680,000	1,709,034
5.45% 9/15/20		11,473,000	13,026,169
5.8% 2/1/42		6,336,000	6,873,204
5.95% 6/15/41		11,832,000	13,096,983
6.4% 3/15/18		3,084,000	3,605,285
6.8% 1/15/19		6,774,000	8,106,100
PG&E Corp. 2.4% 3/1/19		1,683,000	1,686,933
Puget Energy, Inc. 6% 9/1/21		1,467,000	1,692,145
Sempra Energy:
2.3% 4/1/17		14,116,000	14,507,070
2.875% 10/1/22		5,760,000	5,480,997
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,813,802
Wisconsin Energy Corp. 6.25% 5/15/67 (n)		3,860,000	3,946,850
			177,103,144
Water Utilities - 0.0%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	2,000,000	3,238,824
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (n)	GBP	2,000,000	3,669,849
			6,908,673
TOTAL UTILITIES			422,532,984
TOTAL NONCONVERTIBLE BONDS (Cost $4,378,005,928)			4,616,888,511
U.S. Treasury Obligations - 26.3%

U.S. Treasury Bonds:
3.625% 8/15/43 (l)(m)		93,783,000	94,427,758
3.625% 2/15/44		45,000,000	45,281,250
3.75% 11/15/43		53,616,000	55,224,480
U.S. Treasury Notes:
0.5% 7/31/17		33,342,000	32,893,950
0.625% 8/15/16 (k)		9,000,000	9,030,231
0.625% 12/15/16		198,633,000	198,726,159
0.875% 11/30/16		1,385,000	1,395,279
0.875% 4/30/17		203,188,000	203,743,516
U.S. Treasury Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Notes: - continued
0.875% 1/31/18		$ 192,574,000	$ 190,828,894
0.875% 7/31/19		5,000	4,791
1% 5/31/18		123,485,000	122,211,623
1.25% 10/31/18		786,376,000	780,785,557
1.375% 7/31/18		302,602,000	303,405,711
1.375% 9/30/18		203,561,000	203,545,122
1.5% 12/31/18		62,525,000	62,627,604
1.5% 1/31/19 (g)		459,210,000	459,425,369
2% 2/28/21		239,870,000	237,808,557
2% 2/15/23		19,858,000	19,014,035
2.125% 1/31/21		134,143,000	134,268,826
2.5% 8/15/23		13,710,000	13,605,036
2.75% 11/15/23		252,450,000	255,132,281
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,416,908,413)			3,423,386,029
U.S. Government Agency - Mortgage Securities - 3.6%

Fannie Mae - 3.2%
2.057% 10/1/33 (n)		549,920	573,932
2.303% 6/1/36 (n)		123,274	129,654
2.5% 3/1/29 (j)		14,000,000	14,069,999
2.5% 3/1/44 (j)		2,000,000	1,859,375
2.57% 12/1/35 (n)		394,293	419,430
2.587% 2/1/36 (n)		556,415	591,887
2.643% 7/1/37 (n)		223,747	238,011
3% 10/1/42 to 12/1/43		44,056,558	42,843,408
3% 3/1/44 (j)		4,000,000	3,884,806
3% 3/1/44 (j)		7,300,000	7,089,770
3% 3/1/44 (j)		7,300,000	7,089,770
3.5% 7/1/42 to 7/1/43		185,127,756	185,506,805
3.5% 3/1/44 (j)		21,000,000	21,284,989
3.5% 3/1/44 (j)		50,800,000	51,489,402
4% 9/1/40 to 1/1/44		11,457,061	12,043,401
4% 3/1/44 (j)		1,000,000	1,047,969
4% 3/1/44 (j)		22,000,000	23,055,314
4% 3/1/44 (j)		7,300,000	7,650,172
4.5% 3/1/44 (j)		3,000,000	3,222,049
5% 10/1/21 to 9/1/25		3,883,115	4,188,288
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
5.5% 3/1/18 to 3/1/39		$ 6,126,897	$ 6,641,669
6% 4/1/21 to 2/1/38		6,022,050	6,724,104
6.5% 7/1/32 to 8/1/36		8,498,483	9,614,770
TOTAL FANNIE MAE			411,258,974
Freddie Mac - 0.2%
3.064% 10/1/35 (n)		166,605	177,226
3.5% 1/1/26 to 6/1/43		17,389,875	17,489,496
4% 3/1/42 to 4/1/42		3,845,291	4,031,066
4.5% 7/1/25		1,079,607	1,155,854
5% 4/1/38 to 6/1/40		3,119,862	3,426,131
5.5% 11/1/17		564,259	596,592
6% 7/1/37 to 8/1/37		1,676,389	1,857,278
TOTAL FREDDIE MAC			28,733,643
Ginnie Mae - 0.2%
4% 5/20/33 to 2/20/41		4,115,654	4,373,080
4% 3/1/44 (j)		10,600,000	11,239,314
4.5% 8/15/39		164,107	178,459
5% 3/1/44 (j)		2,000,000	2,197,969
5.5% 6/15/35 to 11/15/35		11,524,715	12,960,355
TOTAL GINNIE MAE			30,949,177
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $475,681,844)			470,941,794
Asset-Backed Securities - 1.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (n)		664,344	588,806
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (n)		348,657	323,553
Airspeed Ltd. Series 2007-1A Class C1, 2.6545% 6/15/32 (h)(n)		3,803,069	2,129,718
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,513,076
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,955,446
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,724,040
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (n)		$ 59,128	$ 53,313
Series 2004-R2 Class M3, 0.9805% 4/25/34 (n)		89,819	47,906
Series 2005-R2 Class M1, 0.6055% 4/25/35 (n)		1,055,397	1,043,923
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (n)		47,932	44,379
Series 2004-W11 Class M2, 1.2055% 11/25/34 (n)		561,149	508,176
Series 2004-W7 Class M1, 0.9805% 5/25/34 (n)		1,542,998	1,422,361
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (n)		1,214,809	378,932
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (n)		2,010,297	1,881,748
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (n)		30,392	254
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,618,443
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (h)(n)		150,310	59,748
Capital Trust RE CDO Ltd. Series 2005-3A:
Class A2, 5.16% 6/25/35 (h)		33,319	33,319
Class B, 5.267% 6/25/35 (h)		1,000,000	1,009,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (h)(n)		47,571	45,906
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (n)		1,802,588	1,042,502
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (h)(n)		238,452	230,106
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (h)		1,953,076	1,953,628
Class B, 2.75% 11/15/18 (h)		6,690,000	6,761,970
Series 2013-2A Class A, 1.75% 11/15/17 (h)		10,520,646	10,526,553
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (n)		3,192	1,666
Series 2004-3 Class M4, 1.6105% 4/25/34 (n)		91,963	71,493
Series 2004-4 Class M2, 0.9505% 6/25/34 (n)		411,003	387,233
Series 2004-7 Class AF5, 5.37% 1/25/35		4,090,264	4,307,490
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		116,760	117,285
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		491,961	478,444
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (n)		38,916	35,938
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (n)		$ 290,872	$ 231,366
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (n)		16,057	13,711
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,193,859
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (n)		948,695	775,243
Class M4, 1.1755% 1/25/35 (n)		347,133	138,506
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (h)(n)		2,892,000	2,404,060
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (h)(n)		57,739	54,235
Series 2006-2A:
Class A, 0.3345% 11/15/34 (h)(n)		1,325,798	1,216,558
Class B, 0.4345% 11/15/34 (h)(n)		478,918	406,351
Class C, 0.5345% 11/15/34 (h)(n)		795,942	670,580
Class D, 0.9045% 11/15/34 (h)(n)		302,245	252,032
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)		215,708	15,313
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7055% 9/25/46 (h)(n)		672,858	672,858
Class E, 1.8055% 9/25/46 (h)(n)		250,000	212,500
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (n)		323,171	308,867
Series 2003-3 Class M1, 1.4455% 8/25/33 (n)		535,448	501,534
Series 2003-5 Class A2, 0.8555% 12/25/33 (n)		32,929	30,621
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (n)		1,522,035	751,409
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (n)		204,000	10,120
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		19,840,974	20,330,929
Class AV4, 0.2855% 11/25/36 (n)		1,366,362	1,347,067
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (n)		315,439	312,010
Series 2006-A Class 2C, 1.3959% 3/27/42 (n)		3,243,000	512,968
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3155% 11/25/36 (n)		5,002,031	2,310,645
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.5855% 5/25/46 (h)(n)		250,000	215,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (n)		480,038	3,645
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (n)		$ 136,271	$ 117,249
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (n)		499,279	427,994
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (n)		757,839	737,688
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (n)		2,233,689	2,120,854
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4155% 2/25/47 (h)(n)		998,260	979,792
Class A2, 0.4455% 2/25/47 (h)(n)		1,305,000	1,228,658
Class H, 1.6255% 2/25/47 (h)(n)		250,000	210,000
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (n)		57,368	57,471
Series 2004-NC6 Class M3, 2.3305% 7/25/34 (n)		19,208	14,844
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (n)		22,686	15,091
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (n)		399,800	369,441
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (n)		243,844	117,340
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9083% 8/28/38 (h)(n)		34,054	34,054
Class C1B, 7.696% 8/28/38 (h)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (n)		1,426,957	1,196,277
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (d)(h)(n)		566,000	0
Series 2006-1A Class A, 1.554% 3/20/11 (d)(h)(n)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (n)		532,896	476,507
Class M4, 1.6055% 9/25/34 (n)		683,353	384,652
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (n)		1,475,804	1,213,027
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1055% 9/25/46 (h)(n)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (n)		5,108	4,835
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (n)		1,015,776	856,184
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (n)		1,034,410	892,821
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (n)		50,854	35,495
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (n)		28,819	27,353
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (h)(n)		2,683,017	603,679
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (h)(n)		$ 400,000	$ 276,000
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (h)(n)		51,982	51,982
Class A1B, 0.5759% 9/25/26 (h)(n)		1,033,000	1,014,406
Class A2B, 0.5559% 9/25/26 (h)(n)		63,560	63,179
Class B, 0.6059% 9/25/26 (h)(n)		640,000	623,680
Class C, 0.7759% 9/25/26 (h)(n)		740,000	717,430
Class D, 0.8759% 9/25/26 (h)(n)		350,000	329,700
Class E, 0.9759% 9/25/26 (h)(n)		250,000	233,625
Class F, 1.3959% 9/25/26 (h)(n)		549,000	505,080
Class G, 1.5959% 9/25/26 (h)(n)		336,000	307,877
Class H, 1.8959% 9/25/26 (h)(n)		250,000	228,450
Class K, 3.4959% 9/25/26 (h)(n)		250,000	223,875
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (h)(n)		1,789,540	1,730,485
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5536% 11/21/40 (h)(n)		354,818	329,980
Class D, 1.0836% 11/21/40 (h)(n)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $153,474,613)			164,190,119
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.7%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (n)		1,421,713	1,406,497
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		29,736	26,922
Series 2003-35 Class B, 4.6359% 9/25/18 (n)		56,655	6,413
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 4.3819% 6/25/33 (n)		143,155	3,863
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (n)		856,369	861,450
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3547% 12/25/46 (h)(n)		910,000	989,760
Series 2010-K7 Class B, 5.4345% 4/25/20 (h)(n)		1,000,000	1,092,498
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		29,442	15,345
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (n)		205,017	194,561
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A1, 0.224% 12/20/54 (h)(n)		$ 11,069,333	$ 10,942,036
Class C2, 1.354% 12/20/54 (h)(n)		6,523,000	6,309,698
Series 2006-2:
Class A4, 0.234% 12/20/54 (n)		3,302,949	3,265,625
Class C1, 1.094% 12/20/54 (n)		21,543,000	20,355,981
Series 2006-3:
Class A3, 0.234% 12/20/54 (n)		1,590,324	1,572,354
Class A7, 0.354% 12/20/54 (n)		1,728,799	1,711,166
Class C2, 1.154% 12/20/54 (n)		1,124,000	1,070,048
Series 2006-4:
Class A4, 0.254% 12/20/54 (n)		5,070,412	5,013,623
Class B1, 0.334% 12/20/54 (n)		4,521,000	4,396,673
Class C1, 0.914% 12/20/54 (n)		2,767,000	2,611,218
Class M1, 0.494% 12/20/54 (n)		1,190,000	1,131,928
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (n)		2,234,000	2,093,705
Class 1M1, 0.454% 12/20/54 (n)		1,493,000	1,423,874
Class 2A1, 0.294% 12/20/54 (n)		3,978,436	3,935,469
Class 2C1, 1.014% 12/20/54 (n)		1,015,000	955,826
Class 2M1, 0.654% 12/20/54 (n)		1,917,000	1,825,943
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (n)		2,654,000	2,499,272
Class 3A1, 0.3345% 12/17/54 (n)		709,345	702,181
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (n)		430,241	426,613
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.2362% 3/25/37 (n)		1,888,170	1,807,946
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (n)		1,613,820	1,362,204
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (n)		1,798,666	1,372,302
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (n)		4,457,189	4,042,747
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		208,729	220,530
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (n)		1,446,346	1,382,992
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (h)(n)		618,918	569,409
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0065% 7/10/35 (h)(n)		$ 137,996	$ 128,485
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (n)		28,033	27,334
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (n)		231,773	231,391
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6711% 3/25/35 (n)		2,422,025	1,785,219
TOTAL PRIVATE SPONSOR			89,771,101
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4555% 5/25/35 (n)		1,779,779	1,777,839
Series 2006-50 Class BF, 0.5555% 6/25/36 (n)		2,329,703	2,332,914
Series 2006-82 Class F, 0.7255% 9/25/36 (n)		3,083,943	3,099,175
Series 2007-36 Class F, 0.3855% 4/25/37 (n)		2,772,144	2,754,970
Series 2011-37 Class FA, 0.6055% 5/25/41 (n)		8,328,670	8,354,699
Series 2011-40 Class DF, 0.6055% 5/25/41 (n)		6,434,379	6,461,578
Series 2013-62 Class FA, 0.4555% 6/25/43 (n)		11,851,567	11,704,003
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		87,334	91,919
sequential payer:
Series 2010-74 Class WF, 0.7555% 7/25/34 (n)		2,523,535	2,555,930
Series 2012-120 Class FE 0.4555% 2/25/39 (n)		5,239,817	5,203,646
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5745% 4/15/41 (n)		4,105,212	4,111,628
Series 3830 Class FD, 0.5145% 3/15/41 (n)		12,033,959	12,086,319
sequential payer Series 2011-3969 Class AF, 0.6045% 10/15/33 (n)		5,336,790	5,359,822
TOTAL U.S. GOVERNMENT AGENCY			65,894,442
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,392,476)			155,665,543
Commercial Mortgage Securities - 7.0%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (r)		$ 246,415	$ 244,297
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	206,860
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	133,448
Series 1997-D5:
Class A7, 7.565% 2/14/43 (n)		913	914
Class PS1, 1.5236% 2/14/43 (n)(p)		681,480	17,865
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (h)		1,500,000	1,391,004
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (n)		530,000	544,354
Series 2006-2 Class AAB, 5.7192% 5/10/45 (n)		841,282	862,500
Series 2006-3 Class A4, 5.889% 7/10/44		5,714,033	6,200,292
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,090,027
Series 2006-5 Class A2, 5.317% 9/10/47		4,505,330	4,534,633
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,904,323
Series 2006-4 Class A1A, 5.617% 7/10/46 (n)		27,028,400	29,721,429
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	182,506
Series 2004-5 Class G, 5.5642% 11/10/41 (h)(n)		195,000	195,049
Series 2005-1 Class CJ, 5.2894% 11/10/42 (n)		550,000	572,245
Series 2005-3 Class A3B, 5.09% 7/10/43 (n)		5,908,000	6,080,478
Series 2005-5 Class D, 5.222% 10/10/45 (n)		1,180,000	1,200,408
Series 2005-6 Class AJ, 5.1835% 9/10/47 (n)		300,000	318,192
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	135,871
Series 2007-3:
Class A3, 5.6195% 6/10/49 (n)		3,150,625	3,149,318
Class A4, 5.6195% 6/10/49 (n)		3,965,000	4,400,956
Series 2008-1 Class D, 6.2584% 2/10/51 (h)(n)		125,000	106,553
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	8,058,862
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1545% 3/15/22 (h)(n)		77,611	68,298
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6545% 8/15/17 (h)(n)		480,000	492,672
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (h)(n)		44,035	35,498
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (h)(n)		992,628	826,802
Class B1, 1.5555% 1/25/36 (h)(n)		81,906	16,751
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6055% 1/25/36 (h)(n)		$ 320,203	$ 179,524
Class M2, 0.6255% 1/25/36 (h)(n)		96,061	50,897
Class M3, 0.6555% 1/25/36 (h)(n)		140,289	72,662
Class M4, 0.7655% 1/25/36 (h)(n)		77,588	37,946
Class M5, 0.8055% 1/25/36 (h)(n)		77,588	27,713
Class M6, 0.8555% 1/25/36 (h)(n)		82,407	24,368
Series 2006-3A Class M4, 0.5855% 10/25/36 (h)(n)		87,363	12,584
Series 2007-1 Class A2, 0.4255% 3/25/37 (h)(n)		692,569	483,101
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (h)(n)		690,192	557,670
Class A2, 0.4755% 7/25/37 (h)(n)		644,891	441,893
Class M1, 0.5255% 7/25/37 (h)(n)		226,449	72,274
Class M2, 0.5655% 7/25/37 (h)(n)		123,741	19,718
Class M3, 0.6455% 7/25/37 (h)(n)		125,467	11,180
Class M4, 0.8055% 7/25/37 (h)(n)		116,213	3,575
Series 2007-3:
Class A2, 0.4455% 7/25/37 (h)(n)		609,762	426,797
Class M1, 0.4655% 7/25/37 (h)(n)		132,435	84,808
Class M2, 0.4955% 7/25/37 (h)(n)		141,946	80,576
Class M3, 0.5255% 7/25/37 (h)(n)		223,672	98,074
Class M4, 0.6555% 7/25/37 (h)(n)		351,198	84,485
Class M5, 0.7555% 7/25/37 (h)(n)		182,166	30,799
Class M6, 0.9555% 7/25/37 (h)(n)		42,982	296
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (h)(n)		265,229	31,236
Class M2, 1.2055% 9/25/37 (h)(n)		265,229	16,932
Series 2006-3A, Class IO, 0% 10/25/36 (h)(n)(p)		6,601,452	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(n)(p)		6,392,703	391,664
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4389% 3/11/39 (n)		450,000	468,490
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (h)(n)		575,548	564,037
Class F, 0.5045% 3/15/22 (h)(n)		2,235,922	2,124,126
Class G, 0.5545% 3/15/22 (h)(n)		537,549	494,545
Class H, 0.7045% 3/15/22 (h)(n)		655,330	583,244
Class J, 0.8545% 3/15/22 (h)(n)		655,330	570,137
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		$ 600,000	$ 657,799
Series 2006-T22 Class AJ, 5.5801% 4/12/38 (n)		400,000	433,305
Series 2007-PW16 Class A4, 5.7058% 6/11/40 (n)		1,112,000	1,253,401
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		149,092	147,946
Series 2006-T22:
Class A4, 5.5801% 4/12/38 (n)		235,546	253,095
Class B, 5.5801% 4/12/38 (h)(n)		200,000	212,960
Series 2007-BBA8:
Class K, 1.3545% 3/15/22 (h)(n)		120,000	100,800
Class L, 2.0545% 3/15/22 (h)(n)		253,498	179,984
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (h)(n)(p)		96,524,546	657,139
Series 2007-T28 Class X2, 0.1573% 9/11/42 (h)(n)(p)		59,259,889	190,817
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		608,305	671,143
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9045% 8/15/26 (h)(n)		700,000	700,713
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (h)(n)		511,173	492,607
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (h)(n)(p)		4,066,449	55,357
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5593% 12/15/47 (h)(n)		750,000	804,365
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	736,485
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	364,100
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		2,676	2,677
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1074% 9/10/46 (h)(n)		1,010,000	939,339
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,891,607
Class A4, 5.322% 12/11/49		31,258,000	34,502,330
Series 2005-CD1 Class AJ, 5.2186% 7/15/44 (n)		500,000	528,181
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(n)	CAD	138,000	113,384
Class G, 5.01% 5/15/44 (h)(n)	CAD	30,000	23,461
Class H, 5.01% 5/15/44 (h)(n)	CAD	20,000	13,821
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A: - continued
Class J, 5.01% 5/15/44 (h)(n)	CAD	20,000	$ 13,192
Class K, 5.01% 5/15/44 (h)(n)	CAD	10,000	5,752
Class L, 5.01% 5/15/44 (h)(n)	CAD	36,000	18,946
Class M, 5.01% 5/15/44 (h)(n)	CAD	165,000	79,594
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)		2,125,000	2,069,657
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		810,000	589,078
Series 2012-CR5 Class D, 4.3352% 12/10/45 (h)(n)		740,000	718,794
Series 2013-CR10:
Class C, 4.958% 8/10/46 (h)(n)		270,000	272,311
Class D, 4.958% 8/10/46 (h)(n)		790,000	724,707
Series 2013-CR12 Class D, 5.0862% 10/10/46 (h)(n)		839,000	780,799
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		454,000	396,391
Series 2013-LC6 Class D, 4.2899% 1/10/46 (h)(n)		948,000	845,213
Series 2014-CR15 Class D, 4.769% 2/10/47 (h)(n)		258,000	235,847
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (h)(n)		126,140	126,006
Series 2006-FL12:
Class AJ, 0.2845% 12/15/20 (h)(n)		989,259	984,251
Class B, 0.3245% 12/15/20 (h)(n)		508,604	505,981
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	556,059
Series 2006-C7 Class A1A, 5.741% 6/10/46 (n)		3,370,845	3,676,159
Series 2001-J2A Class F, 7.142% 7/16/34 (h)(n)		199,000	229,158
Series 2004-LB4A Class A5, 4.84% 10/15/37		20,965,147	21,171,927
Series 2005-LP5 Class F, 5.2899% 5/10/43 (h)(n)		1,290,000	1,336,729
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,130,115	2,064,991
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	327,388
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2485% 6/10/44 (n)		905,000	928,466
Series 2005-C6 Class AJ, 5.209% 6/10/44 (n)		1,260,000	1,321,860
Series 2012-CR1:
Class C, 5.3677% 5/15/45 (n)		850,000	903,662
Class D, 5.3677% 5/15/45 (h)(n)		1,040,000	1,032,559
Series 2012-CR2:
Class E, 4.8578% 8/15/45 (h)(n)		1,727,000	1,644,524
Class F, 4.25% 8/15/45 (h)		1,260,000	1,002,826
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-LC4:
Class C, 5.6477% 12/10/44 (n)		$ 260,000	$ 281,998
Class D, 5.6477% 12/10/44 (h)(n)		870,000	881,071
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (n)		27,691	27,579
Series 2007-C3 Class A4, 5.6783% 6/15/39 (n)		18,502,145	20,250,745
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)		1,722,000	1,914,394
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (h)(n)		6,783,000	6,398,356
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7545% 9/15/21 (h)(n)		247,633	242,506
Series 1997-C2 Class F, 7.46% 1/17/35 (n)		71,327	71,543
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,753,801	1,874,750
Class H, 6% 5/17/40 (h)		90,317	55,823
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		903,481	935,969
Class G, 6.75% 11/15/30 (h)		180,000	193,302
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (n)(p)		135,307	196
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (h)(n)(p)		9,411	1
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(n)		282,872	285,196
Series 2004-C1 Class E, 5.015% 1/15/37 (h)		1,205,000	1,202,786
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (h)(n)		1,231,309	1,221,013
0.4245% 2/15/22 (h)(n)		665,993	657,693
Class F, 0.4745% 2/15/22 (h)(n)		1,331,815	1,303,971
Class L, 2.0545% 2/15/22 (h)(n)		99,364	34,190
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (n)(p)		23,443,790	680
Class B, 5.487% 2/15/40 (h)(n)		2,907,000	405,497
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5571% 11/10/46 (h)(n)		500,000	541,041
Class E, 5.5571% 11/10/46 (h)(n)		870,000	915,342
Class F, 5.5571% 11/10/46 (h)(n)		1,560,000	1,494,843
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
DBUBS Mortgage Trust Series 2011-LC1A: - continued
Class G, 4.652% 11/10/46 (h)		$ 730,000	$ 611,544
Class XB, 0.2464% 11/10/46 (h)(n)(p)		20,920,000	375,598
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		104,461	104,414
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1726% 6/10/31 (h)(n)		26,168	26,168
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	982,959
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		337,287	347,081
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(n)		425,346	442,229
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		200,000	226,757
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (n)(p)		1,640,000	241,526
Series K012 Class X3, 2.2879% 1/25/41 (n)(p)		1,800,000	237,017
Series K013 Class X3, 2.7902% 1/25/43 (n)(p)		820,000	132,644
Series KAIV Class X2, 3.6147% 6/25/46 (n)(p)		420,000	85,231
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1923% 9/25/45 (h)(n)		1,290,000	1,388,395
Series 2011-K10 Class B, 4.6153% 11/25/49 (h)(n)		240,000	249,880
Series 2011-K11 Class B, 4.4206% 12/25/48 (h)(n)		750,000	775,728
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		62,519	62,769
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (h)(n)		35,203	35,190
Series 2005-GG3 Class B, 4.894% 8/10/42 (n)		680,000	698,332
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		13,902,000	15,240,916
Series 2001-1 Class X1, 1.7244% 5/15/33 (h)(n)(p)		387,679	8,078
Series 2007-C1 Class XP, 0.1602% 12/10/49 (n)(p)		20,822,146	8,079
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	337,577
Series 1997-C2 Class G, 6.75% 4/15/29 (n)		315,288	346,136
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	611,249
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		80,153	81,156
Class K, 6.974% 8/15/36 (h)		279,002	253,062
Series 2000-C1 Class K, 7% 3/15/33		2,374	2,413
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class H, 6.2727% 4/10/40 (h)(n)		$ 54,283	$ 55,128
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (h)(n)		715,000	710,049
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,029,809
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (n)		3,663,067	4,001,237
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (h)(n)(p)		28,206,820	54,806
GS Mortgage Securities Corp. II:
Series 1997-GL:
Class G, 7.7695% 7/13/30 (n)		731,984	747,694
Class H, 8.0595% 7/13/30 (h)(n)		230,000	234,163
Series 2006-GG6 Class A2, 5.506% 4/10/38		250,657	250,830
Series 2010-C1:
Class D, 5.9784% 8/10/43 (h)(n)		1,255,000	1,382,297
Class E, 4% 8/10/43 (h)		1,240,000	1,067,634
Class X, 1.517% 8/10/43 (h)(n)(p)		5,709,807	404,648
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (n)		2,223,000	2,434,041
Series 2010-C2:
Class D, 5.2248% 12/10/43 (h)(n)		720,000	741,776
Class XA, 0.6665% 12/10/43 (h)(n)(p)		5,443,998	81,453
Series 2011-GC5:
Class C, 5.3074% 8/10/44 (h)(n)		1,050,000	1,132,520
Class D, 5.3074% 8/10/44 (h)(n)		480,000	488,503
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (n)		630,000	686,683
Class D, 5.7227% 5/10/45 (h)(n)		970,000	985,675
Class E, 5% 5/10/45 (h)		220,000	179,616
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (h)(n)		1,170,000	1,110,176
Class E, 4.8564% 11/10/45 (h)(n)		1,290,000	1,090,699
Series 2013-GC16:
Class C, 5.314% 11/10/46 (n)		662,844	685,217
Class D, 5.323% 11/10/46 (h)(n)		680,000	626,532
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,487,882
Class DFX, 4.4065% 11/5/30 (h)		17,687,000	18,061,657
Class EFX, 4.4533% 11/5/30 (h)(n)		1,291,000	1,310,284
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.8087% 12/17/30 (h)(n)		$ 590,000	$ 587,607
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1545% 4/15/18 (h)(n)		178,030	179,892
Series 2013-JWRZ Class E, 3.8945% 4/15/30 (h)(n)		482,000	480,557
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(n)		500,000	503,220
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (h)		440,000	473,944
Series 2003-C1:
Class D, 5.192% 1/12/37		165,770	166,055
Class F, 6.0061% 1/12/37 (h)(n)		250,000	254,078
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(n)		380,000	457,162
Class D, 7.4453% 12/5/27 (h)(n)		1,885,000	2,129,733
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		670,000	718,791
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(n)		695,000	787,616
Series 2011-C4 Class E, 5.3965% 7/15/46 (h)(n)		1,130,000	1,176,654
Series 2012-CBX:
Class C, 5.1864% 6/16/45 (n)		250,000	260,648
Class D, 5.1864% 6/16/45 (h)(n)		690,000	706,167
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class A2, 0.2845% 11/15/18 (h)(n)		1,840,073	1,825,822
Class B, 0.3245% 11/15/18 (h)(n)		814,911	798,145
Class C, 0.3645% 11/15/18 (h)(n)		578,972	563,922
Class D, 0.3845% 11/15/18 (h)(n)		176,367	168,255
Class E, 0.4345% 11/15/18 (h)(n)		254,419	242,335
Class F, 0.4845% 11/15/18 (h)(n)		380,931	361,886
Class G, 0.5145% 11/15/18 (h)(n)		330,997	313,621
Class H, 0.6545% 11/15/18 (h)(n)		254,476	238,573
Class J, 0.8045% 11/15/18 (h)(n)		257,928	238,714
Series 2013-INMZ Class M, 6.132% 9/15/18 (h)(n)		980,000	985,463
Series 2013-INN:
Class D, 3.5545% 10/15/30 (h)(n)		1,000,000	1,001,749
Class E, 4.4045% 10/15/30 (h)(n)		800,000	800,813
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-FBLU Class E, 3.658% 12/15/28 (h)(n)		$ 1,038,000	$ 1,038,542
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,551,740	17,016,247
Series 2006-CB17:
Class A3, 5.45% 12/12/43		106,596	106,474
Class A4, 5.429% 12/12/43		7,560,000	8,171,294
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		26,101,509	28,466,045
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,326,481
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,764,675
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (n)		12,470,000	13,921,300
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (n)		1,741,389	1,751,785
Class A4, 5.8134% 6/15/49 (n)		29,428,107	32,819,608
Series 2007-LDPX Class A3, 5.42% 1/15/49		25,732,000	28,449,891
Series 2004-CBX Class D, 5.097% 1/12/37 (n)		170,000	165,634
Series 2004-LN2 Class D, 5.2545% 7/15/41 (n)		420,000	365,379
Series 2005-LDP2 Class C, 4.911% 7/15/42 (n)		660,000	668,397
Series 2005-LDP5 Class AJ, 5.3612% 12/15/44 (n)		360,000	380,170
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (n)		9,520,000	10,401,504
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (n)		165,000	53,053
Class C, 5.7093% 2/12/49 (n)		424,000	89,088
Class D, 5.7093% 2/12/49 (n)		447,000	82,720
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (n)		157,000	27,862
Class ES, 5.7261% 1/15/49 (h)(n)		983,000	46,646
Series 2010-C2:
Class D, 5.5082% 11/15/43 (h)(n)		645,000	702,659
Class XB, 0.6599% 11/15/43 (h)(n)(p)		3,600,000	132,532
Series 2011-C5:
Class B. 5.3144% 8/15/46 (h)(n)		1,140,000	1,251,972
Class C, 5.3144% 8/15/46 (h)(n)		1,102,648	1,195,388
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,055,006
Class D, 4.2425% 4/15/46 (n)		1,430,000	1,258,900
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (n)		21,615,000	24,258,385
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		90,758	91,611
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		$ 150,000	$ 150,050
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,992,613
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (n)		1,500,000	1,580,366
Class AM, 5.263% 11/15/40 (n)		137,000	146,562
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	939,555
Class AM, 5.413% 9/15/39		1,500,000	1,646,042
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,018,121
Class AM, 5.378% 11/15/38		160,000	174,179
Series 2007-C1 Class A4, 5.424% 2/15/40		17,074,000	18,855,587
Series 2007-C2 Class A3, 5.43% 2/15/40		3,278,053	3,623,855
Series 2003-C7:
Class L, 5.224% 7/15/37 (h)(n)		273,226	273,906
Class M, 5.224% 7/15/37 (h)(n)		570,000	546,151
Class N, 5.224% 7/15/37 (h)(n)		280,000	264,833
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(n)		225,000	224,835
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	285,877
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	761,177
Series 2005-C2 Class AJ, 5.205% 4/15/30 (n)		740,000	768,094
Series 2005-C7 Class C, 5.35% 11/15/40 (n)		1,016,000	1,036,599
Series 2006-C4:
Class AJ, 5.8572% 6/15/38 (n)		1,060,000	1,125,488
Class AM, 5.8572% 6/15/38 (n)		500,000	548,385
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)		2,361,102	2,547,241
Series 2007-C7:
Class A3, 5.866% 9/15/45		12,902,745	14,709,980
Class XCP, 0.2771% 9/15/45 (n)(p)		110,934,458	273,232
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA Class H, 0.5545% 9/15/21 (h)(n)		265,405	263,449
Series 2007-LLFA Class E, 1.0545% 6/15/22 (h)(n)		110,234	110,152
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3859% 6/25/43 (h)(n)		540,000	551,601
Class D, 5.3859% 6/25/43 (h)(n)		310,000	311,311
Mach One Trust LLC Series 2004-1A Class H, 6.2658% 5/28/40 (h)(n)		260,000	268,372
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.6954% 7/9/21 (h)(n)		17,970,000	17,850,517
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3909% 10/12/39 (h)(n)	CAD	320,000	$ 279,804
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (n)		220,782	221,156
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3667% 1/12/44 (n)		220,000	236,612
Series 2004-MKB1 Class F, 5.6867% 2/12/42 (h)(n)		180,000	180,047
Series 2005-LC1 Class F, 5.4207% 1/12/44 (h)(n)		1,655,000	1,486,738
Series 2006-C1:
Class AJ, 5.6868% 5/12/39 (n)		530,000	539,230
Class AM, 5.6868% 5/12/39 (n)		100,000	108,913
Series 2007-C1 Class A4, 5.8409% 6/12/50 (n)		9,429,517	10,611,658
Series 2008-C1 Class A4, 5.69% 2/12/51		4,002,336	4,483,556
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (n)		94,480	94,245
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (n)		114,505	114,576
Class A3, 5.172% 12/12/49 (n)		900,000	974,006
Class ASB, 5.133% 12/12/49 (n)		818,122	841,528
Series 2007-5 Class A4, 5.378% 8/12/48		19,456,000	21,206,106
Series 2007-6 Class A4, 5.485% 3/12/51 (n)		14,650,000	16,220,319
Series 2007-7 Class A4, 5.7439% 6/12/50 (n)		6,656,000	7,426,046
Series 2006-4 Class XP, 0.618% 12/12/49 (n)(p)		24,039,637	128,131
Series 2007-6 Class B, 5.635% 3/12/51 (n)		1,902,000	455,826
Series 2007-7 Class B, 5.7439% 6/12/50 (n)		166,000	6,721
Series 2007-8 Class A3, 5.8943% 8/12/49 (n)		1,640,000	1,844,724
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		9,985	9,985
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		431,584	405,689
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6635% 11/15/45 (h)(n)		1,357,000	1,325,352
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		1,000,000	911,912
Series 2013-C13 Class D, 4.8964% 11/15/46 (h)(n)		940,000	855,571
Series 2013-C7:
Class D, 4.3056% 2/15/46 (h)		810,000	723,099
Class E, 4.3036% 2/15/46 (h)(n)		340,000	278,237
Series 2013-C8 Class D, 4.1722% 12/15/48 (h)(n)		400,000	355,078
Series 2013-C9:
Class C, 4.0723% 5/15/46 (n)		620,000	590,376
Class D, 4.1603% 5/15/46 (h)(n)		1,740,000	1,527,802
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.355% 7/15/19 (h)(n)		$ 357,716	$ 269,181
Class J, 0.585% 7/15/19 (h)(n)		335,939	329,168
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (h)(n)		1,092,000	1,060,426
Class D, 0.345% 10/15/20 (h)(n)		667,354	644,721
Class E, 0.405% 10/15/20 (h)(n)		834,661	802,181
Class F, 0.455% 10/15/20 (h)(n)		500,899	476,398
Class G, 0.495% 10/15/20 (h)(n)		619,188	592,827
Class H, 0.585% 10/15/20 (h)(n)		389,758	359,523
Class J, 0.735% 10/15/20 (h)(n)		225,021	97,305
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	683,111
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (n)		217,987	223,044
Series 2012-C4 Class E, 5.5254% 3/15/45 (h)(n)		1,210,000	1,216,993
Series 1997-RR Class F, 7.4284% 4/30/39 (h)(n)		70,782	70,782
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		208,098	165,160
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	210,247
Class O, 5.91% 11/15/31 (h)		179,888	58,797
Series 2004-IQ7 Class E, 5.3978% 6/15/38 (h)(n)		120,000	126,476
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,546,101
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (n)		1,000,000	1,041,442
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (n)		492,570	526,560
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	782,850
Series 2006-T23 Class A3, 5.8071% 8/12/41 (n)		972,000	983,398
Series 2007-HQ12 Class A2, 5.6007% 4/12/49 (n)		7,236,977	7,310,295
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)		2,852,000	3,160,743
Class B, 5.7406% 4/15/49 (n)		469,000	98,502
Series 2011-C1:
Class C, 5.2519% 9/15/47 (h)(n)		970,000	1,063,670
Class D, 5.2519% 9/15/47 (h)(n)		1,760,000	1,897,970
Class E, 5.2519% 9/15/47 (h)(n)		573,100	589,324
Series 2011-C2:
Class D, 5.3056% 6/15/44 (h)(n)		580,000	612,072
Class E, 5.3056% 6/15/44 (h)(n)		600,000	605,685
Class F, 5.3056% 6/15/44 (h)(n)		550,000	501,608
Class XB, 0.4595% 6/15/44 (h)(n)(p)		9,001,008	288,284
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C3:
Class C, 5.1828% 7/15/49 (h)(n)		$ 1,000,000	$ 1,063,985
Class D, 5.1828% 7/15/49 (h)(n)		1,130,000	1,168,347
Class E, 5.1828% 7/15/49 (h)(n)		400,000	403,459
Series 2012-C4 Class D, 5.5254% 3/15/45 (h)(n)		330,000	347,721
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9093% 2/23/34 (n)		386,009	406,068
Series 2001-TOP3 Class E, 7.4233% 7/15/33 (h)(n)		150,000	153,085
Series 2003-TOP9 Class E, 5.4419% 11/13/36 (h)(n)		78,000	80,252
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (h)		273,000	309,785
Class D, 6.45% 1/22/26 (h)		740,731	829,989
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		896,801	1,139,117
RBSCF Trust Series 2010-MB1 Class D, 4.6866% 4/15/24 (h)(n)		1,238,000	1,278,770
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	94,935
Class G, 4.456% 9/12/38 (h)	CAD	54,000	46,906
Class H, 4.456% 9/12/38 (h)	CAD	36,000	30,617
Class J, 4.456% 9/12/38 (h)	CAD	36,000	29,193
Class K, 4.456% 9/12/38 (h)	CAD	18,000	13,960
Class L, 4.456% 9/12/38 (h)	CAD	26,000	18,456
Class M, 4.456% 9/12/38 (h)	CAD	104,391	58,831
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	110,784
Class G, 4.57% 4/12/23	CAD	42,000	35,903
Class H, 4.57% 4/12/23	CAD	42,000	34,914
Class J, 4.57% 4/12/23	CAD	42,000	33,957
Class K, 4.57% 4/12/23	CAD	21,000	16,516
Class L, 4.57% 4/12/23	CAD	63,000	48,206
Class M, 4.57% 4/12/23	CAD	185,000	109,914
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(n)		435	435
Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	103,342
SCG Trust Series 2013-SRP1 Class D, 3.5037% 11/15/26 (h)(n)		880,000	850,433
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5492% 8/15/39 (n)		170,000	181,138
Series 2007-C4 Class F, 5.5492% 8/15/39 (n)		820,000	617,071
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		$ 270,000	$ 276,110
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7295% 7/15/24 (h)(n)		110,000	99,000
Class G, 0.7295% 7/15/24 (h)(n)		200,000	174,000
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(n)		310,000	285,680
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(n)		970,000	861,526
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(n)		284,000	325,028
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (h)(n)		1,299,000	1,196,300
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	205,406
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (h)(n)		1,431,439	1,422,492
Class G, 0.5145% 9/15/21 (h)(n)		1,779,101	1,743,519
Class J, 0.7545% 9/15/21 (h)(n)		395,545	348,080
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (h)(n)		4,565,501	4,165,517
Class LXR1, 0.8545% 6/15/20 (h)(n)		233,698	221,755
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,978,642	9,830,849
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,988,618
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	49,385,610
Series 2007-C32 Class A3, 5.7499% 6/15/49 (n)		19,449,000	21,601,318
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (n)		11,720,000	12,932,000
Class A5, 5.9216% 2/15/51 (n)		19,259,000	21,725,693
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	340,243
Series 2004-C11:
Class D, 5.3761% 1/15/41 (n)		360,000	368,280
Class E, 5.4261% 1/15/41 (n)		327,000	333,905
Series 2004-C12 Class D, 5.3124% 7/15/41 (n)		280,000	282,635
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	262,357
Class C, 5.21% 8/15/41		170,000	172,444
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (h)(n)		500,000	513,856
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,961,753
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3811% 12/15/44 (n)		$ 4,218,000	$ 4,141,713
Class F, 5.3811% 12/15/44 (h)(n)		3,171,000	761,082
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)		7,870,000	8,461,383
Series 2006-C27 Class A1A, 5.749% 7/15/45 (n)		22,018,160	24,070,164
Series 2007-C30 Class XP, 0.4783% 12/15/43 (h)(n)(p)		14,469,363	3,095
Series 2007-C31 Class C, 5.672% 4/15/47 (n)		522,000	432,428
Series 2007-C32:
Class D, 5.7499% 6/15/49 (n)		1,431,000	646,545
Class E, 5.7499% 6/15/49 (n)		2,252,000	761,928
Series 2007-WHL8 Class D, 0.4545% 6/15/20 (n)		9,900,000	9,502,911
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (h)(n)(p)		20,614,217	719,498
Series 2012-LC5:
Class C, 4.693% 10/15/45 (n)		569,000	577,560
Class D, 4.7788% 10/15/45 (h)(n)		1,621,000	1,536,447
Series 2013-LC12 Class C, 4.4405% 7/15/46 (n)		600,000	582,758
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	387,733
Class D, 5.548% 3/15/44 (h)(n)		230,000	238,376
Class E, 5% 3/15/44 (h)		890,000	801,796
Series 2011-C4 Class E, 5.2475% 6/15/44 (h)(n)		320,000	320,053
Series 2011-C5:
Class C, 5.636% 11/15/44 (h)(n)		260,000	286,404
Class D, 5.636% 11/15/44 (h)(n)		600,000	646,868
Class E, 5.636% 11/15/44 (h)(n)		590,000	613,072
Class F, 5.25% 11/15/44 (h)(n)		933,000	850,346
Class XA, 2.0291% 11/15/44 (h)(n)(p)		5,067,982	507,766
Series 2012-C10:
Class D, 4.4599% 12/15/45 (h)(n)		380,000	347,353
Class E, 4.4599% 12/15/45 (h)(n)		1,190,000	965,122
Series 2012-C6 Class D, 5.5625% 4/15/45 (h)(n)		540,000	542,116
Series 2012-C7:
Class C, 4.8475% 6/15/45 (n)		1,270,000	1,308,969
Class E, 4.8475% 6/15/45 (h)(n)		890,000	849,070
Series 2012-C8 Class D, 4.8781% 8/15/45 (h)(n)		650,000	657,954
Series 2013-C11:
Class D, 4.1839% 3/15/45 (h)(n)		870,000	786,952
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-C11:
Class E, 4.1839% 3/15/45 (h)(n)		$ 1,750,000	$ 1,390,806
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(n)		600,000	531,549
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $829,245,134)			906,407,589
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)		3,300,000	3,364,515
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,564,462
7.3% 10/1/39		18,415,000	24,778,672
7.5% 4/1/34		9,105,000	12,355,758
7.6% 11/1/40		12,540,000	17,678,516
7.625% 3/1/40		5,410,000	7,545,543
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,519,486
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,597,989
Series 2012 B, 5.432% 1/1/42		3,285,000	2,921,876
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		63,045,000	61,964,409
Series 2010, 4.421% 1/1/15		6,825,000	7,035,688
Series 2010-1, 6.63% 2/1/35		11,945,000	13,203,167
Series 2010-3:
5.547% 4/1/19		330,000	361,287
6.725% 4/1/35		17,810,000	19,836,956
7.35% 7/1/35		8,165,000	9,540,721
Series 2011:
4.961% 3/1/16		1,035,000	1,099,056
5.665% 3/1/18		9,095,000	10,092,176
5.877% 3/1/19		25,950,000	29,116,679
Series 2013:
2.69% 12/1/17		3,365,000	3,400,871
3.14% 12/1/18		3,490,000	3,500,156
TOTAL MUNICIPAL SECURITIES (Cost $243,380,133)			250,477,983
Foreign Government and Government Agency Obligations - 2.5%
		Principal Amount (e)	Value
Argentine Republic:
2.5% 12/31/38 (f)		$ 2,330,000	$ 891,225
7% 10/3/15		6,400,000	5,991,822
8.28% 12/31/33		2,771,829	2,009,576
Aruba Government 4.625% 9/14/23 (h)		560,000	532,000
Bahamian Republic 6.95% 11/20/29 (h)		855,000	911,430
Bahrain Kingdom:
5.5% 3/31/20		375,000	407,325
6.125% 8/1/23 (h)		580,000	639,450
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,965,000	11,170,594
5.75% 9/26/23 (h)		10,378,000	10,572,588
Barbados Government 7% 8/4/22 (h)		400,000	342,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,935,000	3,954,675
8.95% 1/26/18		1,015,000	1,030,225
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,629,813
5.625% 1/7/41		13,235,000	13,003,388
7.125% 1/20/37		1,875,000	2,182,031
8.25% 1/20/34		1,385,000	1,790,113
12.25% 3/6/30		1,225,000	2,082,500
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		1,150,000	954,500
City of Buenos Aires 12.5% 4/6/15 (h)		1,750,000	1,771,000
Colombian Republic:
6.125% 1/18/41		1,985,000	2,168,613
7.375% 9/18/37		1,680,000	2,095,800
10.375% 1/28/33		2,100,000	3,097,500
Congo Republic 3.5% 6/30/29 (f)		3,303,153	2,939,806
Costa Rican Republic:
4.25% 1/26/23 (h)		1,600,000	1,480,000
4.375% 4/30/25 (h)		890,000	796,550
5.625% 4/30/43 (h)		490,000	414,050
Croatia Republic:
5.5% 4/4/23 (h)		1,710,000	1,727,100
6% 1/26/24 (h)		1,150,000	1,186,225
6.25% 4/27/17 (h)		1,460,000	1,576,800
6.375% 3/24/21 (h)		1,550,000	1,674,000
6.625% 7/14/20 (h)		1,670,000	1,832,825
6.75% 11/5/19 (h)		2,050,000	2,270,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		$ 975,000	$ 972,563
5.875% 7/25/22		450,000	448,875
6% 1/14/19 (h)		900,000	945,000
6.25% 10/4/20 (h)		2,130,000	2,236,500
6.25% 7/27/21 (h)		1,410,000	1,469,925
7.4% 1/22/15 (h)		1,455,000	1,505,925
7.4% 1/22/15 (Reg.S)		100,000	103,500
Dominican Republic:
1.1593% 8/30/24 (n)		1,600,000	1,368,000
5.875% 4/18/24 (h)		570,000	555,038
5.875% 4/18/24		585,000	569,644
7.5% 5/6/21 (h)		2,030,000	2,243,150
9.04% 1/23/18 (h)		1,228,506	1,348,285
El Salvador Republic:
7.625% 2/1/41 (h)		675,000	624,375
7.65% 6/15/35 (Reg. S)		1,165,000	1,118,400
8.25% 4/10/32 (Reg. S)		575,000	583,625
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		800,000	825,120
Gabonese Republic 6.375% 12/12/24 (h)		931,000	954,275
Georgia Republic 6.875% 4/12/21 (h)		720,000	788,400
German Federal Republic 2.5% 7/4/44	EUR	350,000	485,603
Guatemalan Republic 5.75% 6/6/22 (h)		555,000	582,750
Hungarian Republic:
4.125% 2/19/18		1,976,000	2,005,640
5.75% 11/22/23		1,910,000	1,964,913
6.375% 3/29/21		1,265,000	1,385,175
7.625% 3/29/41		2,240,000	2,525,600
Indonesian Republic:
3.375% 4/15/23 (h)		555,000	498,113
4.875% 5/5/21 (h)		1,260,000	1,300,950
5.25% 1/17/42 (h)		715,000	650,650
5.375% 10/17/23		400,000	417,520
5.875% 3/13/20 (h)		1,260,000	1,386,000
6.625% 2/17/37 (h)		950,000	1,007,000
6.75% 1/15/44 (h)		890,000	961,200
7.75% 1/17/38 (h)		1,450,000	1,721,875
8.5% 10/12/35 (Reg. S)		1,860,000	2,348,250
11.625% 3/4/19 (h)		1,435,000	1,939,044
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		3,220,000	3,268,300
7.125% 3/31/16 (Reg. S)		100,000	101,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Ivory Coast 7.7743% 12/31/32 (f)		$ 2,350,000	$ 2,076,813
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,224,270
Latvian Republic:
2.75% 1/12/20 (h)		1,000,000	975,000
5.25% 2/22/17 (h)		550,000	602,800
5.25% 6/16/21 (h)		305,000	335,500
Lebanese Republic:
4% 12/31/17		3,978,000	3,948,165
4.75% 11/2/16		1,785,000	1,787,678
5.15% 11/12/18		1,190,000	1,178,219
5.45% 11/28/19		1,555,000	1,531,675
6.375% 3/9/20		1,180,000	1,216,816
Lithuanian Republic:
6.125% 3/9/21 (h)		1,960,000	2,263,212
6.625% 2/1/22 (h)		1,940,000	2,303,750
7.375% 2/11/20 (h)		1,565,000	1,909,300
Mongolian People's Republic:
4.125% 1/5/18 (h)		400,000	360,000
5.125% 12/5/22 (h)		600,000	480,000
Moroccan Kingdom:
4.25% 12/11/22 (h)		1,800,000	1,741,500
5.5% 12/11/42 (h)		600,000	549,900
Panamanian Republic:
4.3% 4/29/53		830,000	658,190
6.7% 1/26/36		1,570,000	1,807,463
8.875% 9/30/27		1,335,000	1,817,269
9.375% 4/1/29		700,000	983,500
Peruvian Republic:
4% 3/7/27 (f)		1,360,000	1,360,000
5.625% 11/18/50		555,000	574,425
7.35% 7/21/25		700,000	892,500
8.75% 11/21/33		2,405,000	3,463,200
Philippine Republic:
6.375% 1/15/32		395,000	481,406
7.75% 1/14/31		1,655,000	2,259,075
9.5% 2/2/30		1,685,000	2,607,538
10.625% 3/16/25		1,210,000	1,884,575
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,190,000	1,142,400
5.95% 8/22/23 (h)		685,000	698,700
5.95% 8/22/23		400,000	408,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Polish Government:
3% 3/17/23		$ 1,465,000	$ 1,375,269
5% 3/23/22		1,805,000	1,980,988
6.375% 7/15/19		790,000	940,100
Provincia de Cordoba 12.375% 8/17/17 (h)		1,775,000	1,517,625
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,271,600	1,227,094
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,348,438
Republic of Armenia 6% 9/30/20 (h)		2,655,000	2,721,375
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,312,500
Republic of Namibia 5.5% 11/3/21 (h)		740,000	760,350
Republic of Nigeria:
5.125% 7/12/18 (h)		980,000	989,800
6.375% 7/12/23 (h)		475,000	479,750
6.75% 1/28/21 (h)		615,000	648,825
Republic of Paraguay 4.625% 1/25/23 (h)		425,000	419,900
Republic of Serbia:
4.875% 2/25/20 (h)		790,000	783,088
5.25% 11/21/17 (h)		965,000	1,003,600
5.875% 12/3/18 (h)		2,180,000	2,299,900
6.75% 11/1/24 (h)		2,543,291	2,568,723
7.25% 9/28/21 (h)		1,450,000	1,604,063
Republic of Zambia 5.375% 9/20/22 (h)		800,000	668,000
Romanian Republic:
4.375% 8/22/23 (h)		1,796,000	1,778,040
6.125% 1/22/44 (h)		1,472,000	1,532,720
6.75% 2/7/22 (h)		2,872,000	3,363,830
6.75% 2/7/22		50,000	58,563
Russian Federation:
4.875% 9/16/23 (h)		400,000	406,200
5.625% 4/4/42 (h)		600,000	592,500
5.875% 9/16/43 (h)		600,000	606,000
7.5% 3/31/30 (Reg. S)		4,380,805	5,081,734
12.75% 6/24/28 (Reg. S)		2,775,000	4,689,750
Slovakia Republic 4.375% 5/21/22 (h)		700,000	750,750
South African Republic 5.875% 9/16/25		1,265,000	1,353,550
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,425,000	1,346,625
5.45% 2/9/17 (Reg. S)		455,000	481,163
Turkish Republic:
5.125% 3/25/22		515,000	513,713
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Turkish Republic: - continued
5.625% 3/30/21		$ 815,000	$ 848,415
6% 1/14/41		820,000	773,670
6.25% 9/26/22		680,000	728,620
6.75% 4/3/18		1,075,000	1,192,175
6.75% 5/30/40		975,000	1,010,100
6.875% 3/17/36		1,795,000	1,895,969
7% 3/11/19		685,000	769,598
7.25% 3/5/38		1,150,000	1,265,000
7.375% 2/5/25		1,695,000	1,918,740
7.5% 11/7/19		695,000	799,945
8% 2/14/34		570,000	675,165
11.875% 1/15/30		480,000	753,024
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		1,690,000	1,423,825
Ukraine Government:
6.25% 6/17/16 (h)		1,155,000	1,030,838
6.75% 11/14/17 (h)		770,000	680,680
7.5% 4/17/23 (Reg. S)		450,000	396,000
7.75% 9/23/20 (h)		1,280,000	1,139,200
7.8% 11/28/22 (h)		1,000,000	880,000
7.8% 11/28/22		325,000	286,000
7.95% 6/4/14 (h)		2,270,000	2,156,500
7.95% 6/4/14 (Reg.S)		1,160,000	1,102,000
7.95% 2/23/21 (h)		1,425,000	1,264,688
9.25% 7/24/17 (h)		2,350,000	2,185,500
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	674,438
United Kingdom, Great Britain and Northern Ireland 4.5% 9/7/34	GBP	260,000	507,064
United Mexican States:
4% 10/2/23		28,314,000	28,667,925
4.75% 3/8/44		13,662,000	12,739,815
5.75% 10/12/2110		216,000	205,200
6.05% 1/11/40		1,116,000	1,248,804
6.75% 9/27/34		800,000	970,000
7.5% 4/8/33		360,000	467,100
8.3% 8/15/31		420,000	583,800
United Republic of Tanzania 6.3921% 3/9/20 (n)		1,155,000	1,183,875
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,420,000	4,330,575
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		300,000	250,500
6% 12/9/20		480,000	309,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Venezuelan Republic: - continued
7% 3/31/38		$ 395,000	$ 236,013
8.5% 10/8/14		1,855,000	1,813,263
9% 5/7/23 (Reg. S)		1,585,000	1,117,425
9.25% 5/7/28 (Reg. S)		630,000	443,205
9.375% 1/13/34		455,000	323,050
11.75% 10/21/26 (Reg. S)		825,000	660,000
11.95% 8/5/31 (Reg. S)		1,825,000	1,460,000
12.75% 8/23/22		2,340,000	2,035,800
13.625% 8/15/18		1,318,000	1,245,510
Vietnamese Socialist Republic:
1.25% 3/12/16 (n)		641,304	564,348
4% 3/12/28 (f)		4,441,833	3,953,232
6.875% 1/15/16 (h)		1,980,000	2,121,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $316,725,295)			325,351,216
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $2,168,333)	EUR	1,650,000	2,380,237
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(h) (Cost $1,258,919)	1	110,691
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	243,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	$ 358,200
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	655,500
Series D, 7.50%	5,942	139,043
Boston Properties, Inc. 5.25%	17,500	366,800
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	192,460
Series E, 6.625%	25,000	582,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	232,900
Corporate Office Properties Trust:
Series H, 7.50%	5,000	124,950
Series L, 7.375%	12,221	306,014
CYS Investments, Inc. Series B, 7.50%	21,700	497,147
DDR Corp. Series K, 6.25%	17,823	395,136
Digital Realty Trust, Inc. Series E, 7.00%	10,000	240,500
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	441,333
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,333
First Potomac Realty Trust 7.75%	15,000	372,300
Hersha Hospitality Trust Series B, 8.00%	13,844	351,638
Hospitality Properties Trust Series D, 7.125%	10,000	249,900
LaSalle Hotel Properties Series H, 7.50%	10,000	252,500
PS Business Parks, Inc.:
Series R, 6.875%	10,000	253,100
Series S, 6.45%	21,000	496,020
Public Storage:
Series P, 6.50%	12,000	308,400
Series R, 6.35%	10,500	263,025
Series S, 5.90%	20,000	468,200
Realty Income Corp. Series F, 6.625%	12,000	300,120
Regency Centers Corp. Series 6, 6.625%	5,510	132,516
Retail Properties America, Inc. 7.00%	24,109	575,000
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	445,175
Stag Industrial, Inc. Series A, 9.00%	20,000	540,400
Sun Communities, Inc. Series A, 7.125%	14,801	356,112
Taubman Centers, Inc. Series J, 6.50%	11,338	264,402
		10,402,124
TOTAL PREFERRED STOCKS (Cost $10,889,425)		10,645,124
Bank Loan Obligations - 0.6%
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (n)	$ 545,000	$ 545,709
Automobiles - 0.0%
Chrysler Group LLC:
term loan 3.25% 12/31/18 (n)	1,110,000	1,107,225
Tranche B, term loan 3.5% 5/24/17 (n)	370,000	370,463
		1,477,688
Hotels, Restaurants & Leisure - 0.1%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (n)	3,075,000	3,071,156
Extended Stay America, Inc. REL 9.625% 12/1/19	337,963	348,102
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (n)	196,000	199,430
5.5% 11/21/19 (n)	84,000	85,470
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (n)	2,236,053	2,247,233
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (n)	431,355	432,433
Tranche B, term loan 11.375% 7/6/14 (n)	323,518	324,327
Tranche D, term loan 14.9% 7/6/14 (n)	650,000	653,250
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 2/21/21 (q)	665,000	666,663
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (n)	575,000	575,719
		8,603,783
Media - 0.0%
Clear Channel Communications, Inc. Tranche D, term loan 6.9045% 1/30/19 (n)	4,105,000	4,038,294
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (n)	560,000	562,100
		4,600,394
TOTAL CONSUMER DISCRETIONARY		15,227,574
Bank Loan Obligations - continued
	Principal Amount (e)	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (n)	$ 260,000	$ 262,600
Tranche B 1LN, term loan 4.25% 2/18/21 (n)	525,000	525,000
		787,600
Food Products - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (n)	120,000	120,000
TOTAL CONSUMER STAPLES		907,600
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (n)	2,145,000	2,166,450
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (n)	2,205,000	2,251,967
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (n)	2,105,000	2,102,369
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (n)	4,280,000	4,461,900
Tranche B 1LN, term loan 3.875% 9/30/18 (n)	344,463	345,324
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (n)	1,775,550	1,779,989
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (n)	205,000	206,794
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (n)	145,000	146,088
		11,294,431
TOTAL ENERGY		13,460,881
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.5007% 2/1/20 (n)	449,463	453,957
Diversified Financial Services - 0.1%
Blackstone REL 9.98% 10/1/17	1,241,892	1,266,730
Bank Loan Obligations - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Delos Finance SARL Tranche B LN, term loan 2/27/21 (q)	$ 1,355,000	$ 1,360,081
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (n)	2,070,000	2,129,513
		4,756,324
Insurance - 0.0%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (n)	2,373,680	2,397,417
Tranche B 1LN, term loan 4.5% 11/30/19 (n)	707,624	707,624
		3,105,041
Real Estate Management & Development - 0.0%
CityCenter REL 8.74% 7/12/14 (n)	413,418	413,418
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (n)	1,337,300	1,350,673
		1,764,091
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (n)	44,663	44,997
TOTAL FINANCIALS		10,124,410
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (n)	615,000	620,381
Pharmaceuticals - 0.0%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 12/12/20 (n)	2,135,000	2,135,000
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (n)	125,000	126,875
Tranche B 1LN, term loan 4.25% 1/28/21 (n)	210,000	210,000
		2,471,875
TOTAL HEALTH CARE		3,092,256
Bank Loan Obligations - continued
	Principal Amount (e)	Value
INDUSTRIALS - 0.1%
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (n)	$ 1,155,000	$ 1,155,000
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (n)	40,000	40,100
		1,195,100
Commercial Services & Supplies - 0.1%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (n)	4,165,000	4,201,444
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (n)	2,587,065	2,596,223
Garda World Security Corp.:
term loan 4% 11/8/20 (n)	1,433,722	1,435,514
Tranche DD, term loan 4% 11/8/20 (n)	366,766	367,224
WTG Holdings III Corp.:
Tranche 2LN, term loan 8.5% 1/15/22 (n)	90,000	90,900
Tranche B 1LN, term loan 4.75% 1/15/21 (n)	95,000	95,238
		8,786,543
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (n)	523,300	516,759
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (n)	190,000	191,188
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (n)	745,000	745,000
		936,188
Industrial Conglomerates - 0.0%
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (n)	35,000	35,744
Tranche B 1LN, term loan 4.5% 11/21/20 (n)	45,000	45,281
		81,025
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (n)	700,000	702,625
TOTAL INDUSTRIALS		12,218,240
Bank Loan Obligations - continued
	Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (n)	$ 3,690,680	$ 3,721,608
Avaya, Inc. Tranche B 6LN, term loan 6.5% 3/31/18 (n)	2,770,000	2,762,687
		6,484,295
Computers & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (n)	2,685,000	2,681,778
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (n)	490,000	488,775
Internet Software & Services - 0.0%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/27/21 (n)	2,145,000	2,155,725
IT Services - 0.1%
First Data Corp. term loan 4.1555% 3/24/18 (n)	4,645,000	4,656,613
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche D, term loan 3.25% 1/11/20 (n)	2,094,750	2,094,750
TOTAL INFORMATION TECHNOLOGY		18,561,936
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (q)	295,000	296,106
4.25% 12/17/19 (n)	95,000	95,356
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (n)	895,000	893,881
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (n)	520,000	523,900
		1,809,243
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (n)	1,401,488	1,413,751
TOTAL MATERIALS		3,222,994
TOTAL BANK LOAN OBLIGATIONS (Cost $75,841,158)		76,815,891
Sovereign Loan Participations - 0.0%
	Principal Amount (e)	Value
Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (n)	$ 1,004,767	$ 949,505
Goldman Sachs 1.1875% 12/14/19 (n)	861,111	813,750
Mizuho 1.1875% 12/14/19 (n)	403,760	381,553
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,026,326)		2,144,808
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,346,961)	1,329,000	1,379,576
Fixed-Income Funds - 18.8%
	Shares
Fidelity Floating Rate Central Fund (o)	3,971,468	428,163,913
Fidelity Mortgage Backed Securities Central Fund (o)	18,772,317	2,011,078,323
TOTAL FIXED-INCOME FUNDS (Cost $2,234,797,328)		2,439,242,236
Preferred Securities - 0.2%
		Principal Amount (e)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)		$ 1,850,000	1,953,035
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		850,000	873,853
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (h)(i)		600,000	525,837
5.875% (Reg. S) (i)		200,000	175,279
			701,116
FINANCIALS - 0.1%
Capital Markets - 0.0%
UBS AG 4.75% 2/12/26 (Reg. S) (n)	EUR	1,500,000	2,149,784
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - 0.0%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (n)		$ 3,750,000	$ 4,438,444
Diversified Financial Services - 0.1%
Magnesita Finance Ltd. 8.625% (Reg. S) (i)		200,000	190,635
Vattenfall Treasury AB 5.25% (i)(n)	EUR	3,000,000	4,433,539
			4,624,174
Insurance - 0.0%
Allianz SE 4.75% (Reg. S) (i)(n)	EUR	1,100,000	1,623,012
TOTAL FINANCIALS			12,835,414
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (i)		100,000	101,604
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)		1,600,000	1,373,156
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.625% (Reg. S) (i)(n)		5,200,000	5,282,704
Multi-Utilities - 0.0%
RWE AG 4.625% (i)(n)	EUR	3,000,000	4,328,790
TOTAL UTILITIES			9,611,494
TOTAL PREFERRED SECURITIES (Cost $26,235,641)			27,449,672
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $312,112,405)	312,112,405	312,112,405
Cash Equivalents - 3.3%
	Maturity Amount (e)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) #(s) (Cost $430,975,000)	$ 430,976,796	430,975,000
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (e)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .75%	4/16/14	EUR	9,000,000	$ 21,758
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .75%	4/16/14	EUR	8,600,000	20,791
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .85%	4/16/14	EUR	9,200,000	9,820
TOTAL PURCHASED SWAPTIONS (Cost $110,786)				52,369
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $13,030,576,118)		13,616,616,793
NET OTHER ASSETS (LIABILITIES) (c) - (4.7)%		(612,277,409)
NET ASSETS - 100%		$ 13,004,339,384
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 3/1/44	$ (4,000,000)	(3,884,806)
3% 3/1/44	(9,000,000)	(8,740,813)
3% 3/1/44	(7,300,000)	(7,089,770)
3.5% 3/1/44	(21,000,000)	(21,284,989)
3.5% 3/1/44	(14,600,000)	(14,798,135)
4% 3/1/44	(3,100,000)	(3,248,703)
4% 3/1/44	(10,600,000)	(11,108,469)
TOTAL FANNIE MAE		(70,155,685)
TBA Sale Commitments - continued
	Principal Amount (e)	Value
Ginnie Mae
4% 3/1/44	$ (3,700,000)	$ (3,923,157)
TOTAL TBA SALE COMMITMENTS (Proceeds $73,858,061)		$ (74,078,842)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2014	$ 2,187,083	$ 55,585
46 TME 10 Year Canadian Note Contracts	June 2014	5,425,449	44,756
2 TSE 10 Year Japanese Government Bond Index Contracts	March 2014	2,852,903	19,052
TOTAL BOND INDEX CONTRACTS		10,465,435	119,393
Treasury Contracts
56 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	6,973,750	32,697
79 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	9,468,891	28,853
57 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	8,184,844	162,131
TOTAL TREASURY CONTRACTS		24,627,485	223,681
TOTAL PURCHASED		35,092,920	343,074
Sold
Bond Index Contracts
123 LIFFE Long Gilt Index Contracts (United Kingdom)	June 2014	22,539,259	(57,805)
82 LIFFE Medium Gilt Index Contracts (United Kingdom)	June 2014	15,013,814	(10,639)
TOTAL BOND INDEX CONTRACTS		37,553,073	(68,444)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Treasury Contracts
58 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	$ 7,717,625	$ (51,257)
TOTAL SOLD		45,270,698	(119,701)
		$ 80,363,618	$ 223,373
The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (e)	Unrealized Appreciation/ (Depreciation)
5/15/14	AUD	Citibank NA	Sell	150,000	$ 133,945	$ 791
5/15/14	CAD	Morgan Stanley Capital Svc LLC	Sell	105,000	94,648	(1)
5/15/14	EUR	Deutsche Bank AG	Sell	2,342,000	3,213,016	(19,625)
5/15/14	EUR	Goldman Sachs Bank USA	Sell	62,290,000	85,375,546	(602,759)
5/15/14	EUR	Morgan Stanley Capital Svc LLCrd	Sell	464,000	640,634	179
5/15/14	GBP	Barclays Bank PLC	Sell	46,963,000	78,134,269	(462,100)
5/15/14	GBP	Deutsche Bank AG	Buy	1,054,000	1,756,190	7,765
5/15/14	JPY	Citibank NA	Sell	15,000,000	147,179	(273)
						$ (1,076,023)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Sep. 2018	Credit Suisse Intl.	(1%)	EUR	3,500,000	$ (34,905)	$ (160,061)	$ (194,966)
Kering SA		Sep. 2018	Morgan Stanley Capital Svc LLC	(1%)	EUR	3,500,000	(73,241)	11,887	(61,354)
Santander Central Hispano Issuances Ltd		Dec. 2018	Citibank NA	(5%)	EUR	1,400,000	(313,363)	247,913	(65,450)
Valeo SA		Sep. 2018	Credit Suisse Intl.	(1%)	EUR	3,500,000	(62,660)	(77,679)	(140,339)
TOTAL BUY PROTECTION							(484,169)	22,060	(462,109)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%		22,651	(20,921)	0	(20,921)
TOTAL CREDIT DEFAULT SWAPS							$ (505,090)	$ 22,060	$ (483,030)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes cash collateral of $200 from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,254,319,648 or 9.6% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,035,466.

(l) Security or a portion of the security has been segregated as collateral for open foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $367,509.

(m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $139,956.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $244,297 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 238,619
(s) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$430,975,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 427,198,962
Mizuho Securities USA, Inc.	3,776,038
$ 430,975,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,228
Fidelity Floating Rate Central Fund	10,455,797
Fidelity Mortgage Backed Securities Central Fund	27,221,513
Total	$ 37,888,538
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 10,455,797	$ -	$ 428,163,913	30.7%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	27,221,513	697,788,910	2,011,078,323	19.7%
Total	$ 3,052,790,141	$ 37,677,310	$ 697,788,910	$ 2,439,242,236
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,645,124	$ 10,402,124	$ 243,000	$ -
Telecommun- ication Services	110,691	-	-	110,691
Corporate Bonds	4,616,888,511	-	4,616,871,586	16,925
U.S. Government and Government Agency Obligations	3,423,386,029	-	3,423,386,029	-
U.S. Government Agency - Mortgage Securities	470,941,794	-	470,941,794	-
Asset-Backed Securities	164,190,119	-	157,795,518	6,394,601
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 155,665,543	$ -	$ 154,942,028	$ 723,515
Commercial Mortgage Securities	906,407,589	-	901,491,673	4,915,916
Municipal Securities	250,477,983	-	250,477,983	-
Foreign Government and Government Agency Obligations	325,351,216	-	323,991,216	1,360,000
Supranational Obligations	2,380,237	-	2,380,237	-
Bank Loan Obligations	76,815,891	-	73,377,631	3,438,260
Sovereign Loan Participations	2,144,808	-	-	2,144,808
Bank Notes	1,379,576	-	1,379,576	-
Fixed-Income Funds	2,439,242,236	2,439,242,236	-	-
Preferred Securities	27,449,672	-	27,449,672	-
Money Market Funds	312,112,405	312,112,405	-	-
Cash Equivalents	430,975,000	-	430,975,000	-
Purchased Swaptions	52,369	-	52,369	-
Total Investments in Securities:	$ 13,616,616,793	$ 2,761,756,765	$ 10,835,755,312	$ 19,104,716
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 8,735	$ -	$ 8,735	$ -
Futures Contracts	343,074	343,074	-	-
Total Assets	$ 351,809	$ 343,074	$ 8,735	$ -
Liabilities
Foreign Currency Contracts	$ (1,084,758)	$ -	$ (1,084,758)	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Liabilities
Futures Contracts	$ (119,701)	$ (119,701)	$ -	$ -
Swaps	(505,090)	-	(505,090)	-
Total Liabilities	$ (1,709,549)	$ (119,701)	$ (1,589,848)	$ -
Total Other Derivative Instruments:	$ (1,357,740)	$ 223,373	$ (1,581,113)	$ -
Other Financial Instruments:
TBA Sale Commit- ments	$ (74,078,842)	$ -	$ (74,078,842)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 52,369	$ -
Swaps (d)	-	(505,090)
Total Credit Risk	52,369	(505,090)
Foreign Exchange Risk
Foreign Currency Contracts (a)	8,735	(1,084,758)
Interest Rate Risk
Futures Contracts (b)	343,074	(119,701)
Total Value of Derivatives	$ 404,178	$ (1,709,549)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.
(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.4%
United Kingdom	2.4%
Mexico	1.7%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	5.3%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of any investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014
Assets
Investment in securities, at value (including securities loaned of $422,197,918 and repurchase agreements of $430,975,000) - See accompanying schedule: Unaffiliated issuers (cost $10,483,666,385)	$ 10,865,262,152
Fidelity Central Funds (cost $2,546,909,733)	2,751,354,641
Total Investments (cost $13,030,576,118)		$ 13,616,616,793
Cash		2,593,799
Foreign currency held at value (cost $2,201,294)		2,212,552
Receivable for investments sold, regular delivery		25,895,310
Receivable for TBA sale commitments		73,858,061
Unrealized appreciation on foreign currency contracts		8,735
Receivable for swaps		77
Receivable for fund shares sold		15,102,595
Dividends receivable		17,595
Interest receivable		84,594,247
Distributions receivable from Fidelity Central Funds		20,247
Receivable for daily variation margin for derivative instruments		43,527
Receivable from investment adviser for expense reductions		2,056
Other receivables		85,547
Total assets		13,821,051,141

Liabilities
Payable for investments purchased Regular delivery	$ 138,544,311
Delayed delivery	155,139,699
TBA sale commitments, at value	74,078,842
Unrealized depreciation on foreign currency contracts	1,084,758
Payable for fund shares redeemed	9,984,091
Distributions payable	1,264,893
Bi-lateral OTC swaps, at value	505,090
Accrued management fee	3,342,337
Distribution and service plan fees payable	179,549
Other affiliated payables	1,537,186
Other payables and accrued expenses	75,801
Collateral on securities loaned, at value	430,975,200
Total liabilities		816,711,757

Net Assets		$ 13,004,339,384
Net Assets consist of:
Paid in capital		$ 12,717,546,408
Undistributed net investment income		39,376,719
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(337,189,824)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		584,606,081
Net Assets		$ 13,004,339,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($513,803,879 ÷ 48,357,698 shares)	$ 10.63

Maximum offering price per share (100/96.00 of $10.63)	$ 11.07
Class T: Net Asset Value and redemption price per share ($46,419,398 ÷ 4,376,078 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class B: Net Asset Value and offering price per share ($4,630,055 ÷ 435,637 shares)A	$ 10.63

Class C: Net Asset Value and offering price per share ($69,932,375 ÷ 6,582,533 shares)A	$ 10.62

Total Bond: Net Asset Value, offering price and redemption price per share ($12,125,343,886 ÷ 1,141,387,525 shares)	$ 10.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($244,209,791 ÷ 23,022,310 shares)	$ 10.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2014

Investment Income
Dividends		$ 826,637
Interest		191,421,021
Income from Fidelity Central Funds		37,888,538
Total income		230,136,196

Expenses
Management fee	$ 19,574,986
Transfer agent fees	6,594,353
Distribution and service plan fees	1,097,745
Fund wide operations fee	2,362,309
Independent trustees' compensation	24,051
Miscellaneous	10,738
Total expenses before reductions	29,664,182
Expense reductions	(22,419)	29,641,763
Net investment income (loss)		200,494,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,497,770
Fidelity Central Funds	702,594
Foreign currency transactions	(8,872,203)
Futures contracts	9,928
Swaps	(229,685)
Total net realized gain (loss)		20,108,404
Change in net unrealized appreciation (depreciation) on: Investment securities	276,761,076
Assets and liabilities in foreign currencies	(954,014)
Futures contracts	223,373
Swaps	(472,664)
Delayed delivery commitments	(797,996)
Total change in net unrealized appreciation (depreciation)		274,759,775
Net gain (loss)		294,868,179
Net increase (decrease) in net assets resulting from operations		$ 495,362,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 200,494,433	$ 379,026,725
Net realized gain (loss)	20,108,404	99,144,557
Change in net unrealized appreciation (depreciation)	274,759,775	(687,577,196)
Net increase (decrease) in net assets resulting from operations	495,362,612	(209,405,914)
Distributions to shareholders from net investment income	(188,031,721)	(361,890,942)
Distributions to shareholders from net realized gain	(128,031,273)	(483,153,308)
Total distributions	(316,062,994)	(845,044,250)
Share transactions - net increase (decrease)	397,184,909	(1,894,878,488)
Total increase (decrease) in net assets	576,484,527	(2,949,328,652)

Net Assets
Beginning of period	12,427,854,857	15,377,183,509
End of period (including undistributed net investment income of $39,376,719 and undistributed net investment income of $26,914,007, respectively)	$ 13,004,339,384	$ 12,427,854,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.152	.263	.322	.381	.428	.494
Net realized and unrealized gain (loss)	.249	(.468)	.438	.187	.778	.231
Total from investment operations	.401	(.205)	.760	.568	1.206	.725
Distributions from net investment income	(.142)	(.250)	(.335)	(.367)	(.402)	(.447)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.251)	(.605)	(.510)	(.578)	(.436)	(.515)
Net asset value, end of period	$ 10.63	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return B, C, D	3.87%	(1.94)%	7.11%	5.35%	11.97%	7.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.79%	.82%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.78% A	.79%	.82%	.83%	.82%	.80%
Expenses net of all reductions	.78% A	.79%	.82%	.83%	.82%	.80%
Net investment income (loss)	2.92% A	2.41%	2.92%	3.50%	4.00%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 513,804	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.152	.265	.328	.386	.426	.488
Net realized and unrealized gain (loss)	.249	(.477)	.433	.186	.778	.233
Total from investment operations	.401	(.212)	.761	.572	1.204	.721
Distributions from net investment income	(.142)	(.253)	(.336)	(.371)	(.400)	(.443)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.251)	(.608)	(.511)	(.582)	(.434)	(.511)
Net asset value, end of period	$ 10.61	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Total Return B, C, D	3.88%	(2.01)%	7.14%	5.39%	11.97%	7.74%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.76%	.77%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.78% A	.76%	.77%	.80%	.82%	.85%
Expenses net of all reductions	.78% A	.76%	.77%	.80%	.82%	.85%
Net investment income (loss)	2.92% A	2.44%	2.97%	3.54%	4.01%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,419	$ 52,848	$ 59,896	$ 60,500	$ 71,349	$ 48,090
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized.C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.116	.189	.247	.307	.351	.423
Net realized and unrealized gain (loss)	.248	(.469)	.434	.177	.787	.233
Total from investment operations	.364	(.280)	.681	.484	1.138	.656
Distributions from net investment income	(.105)	(.175)	(.256)	(.293)	(.324)	(.378)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.214)	(.530)	(.431)	(.504)	(.358)	(.446)
Net asset value, end of period	$ 10.63	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Total Return B, C, D	3.51%	(2.61)%	6.36%	4.54%	11.26%	7.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.49% A	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.49% A	1.48%	1.50%	1.52%	1.53%	1.53%
Net investment income (loss)	2.21% A	1.73%	2.24%	2.82%	3.29%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,630	$ 7,112	$ 11,515	$ 9,225	$ 13,017	$ 9,054
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.112	.185	.246	.308	.354	.425
Net realized and unrealized gain (loss)	.239	(.469)	.434	.187	.778	.232
Total from investment operations	.351	(.284)	.680	.495	1.132	.657
Distributions from net investment income	(.102)	(.171)	(.255)	(.294)	(.328)	(.379)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.211)	(.526)	(.430)	(.505)	(.362)	(.447)
Net asset value, end of period	$ 10.62	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return B, C, D	3.38%	(2.65)%	6.34%	4.65%	11.20%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.55% A	1.51%	1.51%	1.51%	1.50%	1.52%
Net investment income (loss)	2.15% A	1.69%	2.23%	2.83%	3.32%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,932	$ 79,711	$ 102,385	$ 63,867	$ 91,439	$ 55,958
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) D	.169	.300	.363	.423	.466	.527
Net realized and unrealized gain (loss)	.249	(.478)	.434	.187	.778	.232
Total from investment operations	.418	(.178)	.797	.610	1.244	.759
Distributions from net investment income	(.159)	(.287)	(.372)	(.409)	(.440)	(.481)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.268)	(.642)	(.547)	(.620)	(.474)	(.549)
Net asset value, end of period	$ 10.62	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return B, C	4.04%	(1.70)%	7.48%	5.76%	12.37%	8.17%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.25% A	2.75%	3.29%	3.89%	4.37%	5.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,125,344	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828
Portfolio turnover rate F	140% A	201%	155%	168% H	130%	104% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Income from Investment Operations
Net investment income (loss) D	.166	.295	.353	.413	.458	.518
Net realized and unrealized gain (loss)	.249	(.469)	.435	.178	.788	.224
Total from investment operations	.415	(.174)	.788	.591	1.246	.742
Distributions from net investment income	(.156)	(.281)	(.363)	(.400)	(.432)	(.474)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.265)	(.636)	(.538)	(.611)	(.466)	(.542)
Net asset value, end of period	$ 10.61	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Total Return B, C	4.02%	(1.67)%	7.40%	5.58%	12.41%	7.99%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.53%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.51% A	.51%	.53%	.54%	.52%	.53%
Expenses net of all reductions	.51% A	.51%	.53%	.54%	.52%	.53%
Net investment income (loss)	3.19% A	2.69%	3.20%	3.80%	4.30%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,210	$ 244,911	$ 596,238	$ 531,451	$ 509,388	$ 884,991
Portfolio turnover rate F	140% A	201%	155%	168% H	130%	104% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the

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Class Allocations and Expenses - continued

timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 611,776,793
Gross unrealized depreciation	(81,915,555)
Net unrealized appreciation (depreciation) on securities and other investments	$ 529,861,238

Tax cost	$ 13,086,755,555

The Fund elected to defer to its next fiscal year approximately $112,868,569 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may

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3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (141,231)	$ (58,417)
Swaps	(229,685)	(472,664)
Total Credit Risk	(370,916)	(531,081)
Foreign Exchange Risk
Foreign Currency Contracts	(7,855,020)	(1,076,023)
Interest Rate Risk
Futures Contracts	9,928	223,373
Totals (a)	$ (8,216,008)	$ (1,383,731)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based

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4. Derivative Instruments - continued

Credit Default Swaps - continued

on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,856,415,118 and $1,794,836,462, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 646,966	$ 58,868
Class T	-%	.25%	59,733	1,319
Class B	.65%	.25%	26,187	19,045
Class C	.75%	.25%	364,859	70,070
			$ 1,097,745	$ 149,302

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,708
Class T	3,362
Class B*	19,620
Class C*	5,626
$ 46,316

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 457,039.18
Class T	42,348.18
Class B	6,646.23
Class C	66,933.18
Total Bond	5,835,777.10
Institutional Class	185,610.16
	$ 6,594,353

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,738 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $229,258.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $287.

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9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $22,132.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 6,982,751	$ 13,856,375
Class T	644,491	1,335,806
Class B	58,935	157,101
Class C	710,461	1,597,527
Total Bond	176,161,923	337,369,105
Institutional Class	3,473,160	7,575,028
Total	$ 188,031,721	$ 361,890,942
From net realized gain
Class A	$ 5,373,535	$ 20,687,431
Class T	488,998	1,928,191
Class B	67,567	349,359
Class C	778,077	3,423,874
Total Bond	118,942,382	440,267,458
Institutional Class	2,380,714	16,496,995
Total	$ 128,031,273	$ 483,153,308

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	9,380,395	20,952,007	$ 98,651,292	$ 228,985,405
Reinvestment of distributions	1,117,379	2,952,832	11,746,344	32,396,722
Shares redeemed	(11,513,928)	(31,575,631)	(121,075,458)	(343,352,591)
Net increase (decrease)	(1,016,154)	(7,670,792)	$ (10,677,822)	$ (81,970,464)
Class T
Shares sold	1,180,324	3,936,447	$ 12,403,423	$ 42,970,405
Reinvestment of distributions	99,822	275,892	1,048,108	3,021,149
Shares redeemed	(1,956,697)	(4,471,257)	(20,526,507)	(48,844,595)
Net increase (decrease)	(676,551)	(258,918)	$ (7,074,976)	$ (2,853,041)

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class B
Shares sold	5,411	106,348	$ 56,874	$ 1,174,070
Reinvestment of distributions	10,033	36,786	105,478	404,147
Shares redeemed	(258,443)	(484,181)	(2,719,128)	(5,268,286)
Net increase (decrease)	(242,999)	(341,047)	$ (2,556,776)	$ (3,690,069)
Class C
Shares sold	870,971	3,731,777	$ 9,158,411	$ 40,987,087
Reinvestment of distributions	121,620	401,639	1,277,592	4,409,431
Shares redeemed	(2,019,424)	(5,594,010)	(21,216,603)	(60,690,825)
Net increase (decrease)	(1,026,833)	(1,460,594)	$ (10,780,600)	$ (15,294,307)
Total Bond
Shares sold	174,763,082	366,265,927	$ 1,837,325,510	$ 4,002,072,041
Reinvestment of distributions	26,783,188	66,896,119	281,605,460	733,147,180
Shares redeemed	(160,526,486)	(569,816,178)	(1,686,679,762)	(6,201,278,267)
Net increase (decrease)	41,019,784	(136,654,132)	$ 432,251,208	$ (1,466,059,046)
Institutional Class
Shares sold	3,962,020	12,365,882	$ 41,609,131	$ 134,331,012
Reinvestment of distributions	514,257	2,076,800	5,400,907	22,818,644
Shares redeemed	(4,869,033)	(43,921,575)	(50,986,163)	(482,161,217)
Net increase (decrease)	(392,756)	(29,478,893)	$ (3,976,125)	$ (325,011,561)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 21, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATB-USAN-0414
1.804577.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Institutional Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Total Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.78%
Actual		$ 1,000.00	$ 1,038.70	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.78%
Actual		$ 1,000.00	$ 1,038.80	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class B	1.49%
Actual		$ 1,000.00	$ 1,035.10	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class C	1.55%
Actual		$ 1,000.00	$ 1,033.80	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Total Bond	.45%
Actual		$ 1,000.00	$ 1,040.40	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,040.20	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 45.2%	U.S. Government and U.S. Government Agency Obligations 49.9%
AAA 3.9%	AAA 2.9%
AA 2.6%	AA 3.1%
A 9.6%	A 10.2%
BBB 24.1%	BBB 19.0%
BB and Below 11.4%	BB and Below 11.4%
Not Rated 1.3%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.7	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.2	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014 *	As of August 31, 2013 **
Corporate Bonds 35.6%	Corporate Bonds 32.1%
U.S. Government and U.S. Government Agency Obligations 45.2%	U.S. Government and U.S. Government Agency Obligations 49.9%
Asset-Backed Securities 1.3%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 7.7%	CMOs and Other Mortgage Related Securities 6.9%
Municipal Bonds 1.9%	Municipal Bonds 2.1%
Stocks 0.1%	Stocks 0.1%
Other Investments 6.4%	Other Investments 5.5%
Short-Term Investments and Net Other Assets (Liabilities) 1.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.3%

* Foreign investments	10.6%	** Foreign investments	7.7%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(0.4)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.5%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.1%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 344,025
6.25% 3/15/21		3,295,000	3,525,650
Dana Holding Corp.:
5.375% 9/15/21		645,000	664,350
6% 9/15/23		645,000	667,575
6.5% 2/15/19		2,080,000	2,215,200
J.B. Poindexter & Co., Inc. 9% 4/1/22 (h)		1,900,000	2,033,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		1,000,000	1,005,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(n)		2,785,000	2,966,025
			13,420,825
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (h)		2,555,000	2,813,694
8.25% 6/15/21 (h)		2,590,000	2,926,700
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,597,076
General Motors Co.:
3.5% 10/2/18 (h)		3,635,000	3,753,138
6.25% 10/2/43 (h)		1,835,000	2,032,263
			19,122,871
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)		1,206,000	1,215,532
4.25% 6/15/23 (h)		8,466,000	8,691,263
5.75% 6/15/43 (h)		6,102,000	6,716,197
			16,622,992
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		5,045,000	5,486,438
FelCor Lodging LP:
5.625% 3/1/23		135,000	135,675
6.75% 6/1/19		475,000	510,625
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		4,515,000	4,616,588
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		1,620,000	1,713,150
MCE Finance Ltd. 5% 2/15/21 (h)		5,470,000	5,456,325
MGM Mirage, Inc.:
7.625% 1/15/17		2,355,000	2,678,813
8.625% 2/1/19		1,960,000	2,342,200
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
11.375% 3/1/18		$ 1,845,000	$ 2,393,888
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)		635,000	661,988
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,098,125
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,392,500
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (h)		1,775,000	1,888,156
11% 10/1/21 (h)		1,770,000	1,871,775
Playa Resorts Holding BV 8% 8/15/20 (h)		2,265,000	2,451,863
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	4,992,138
7.5% 10/15/27		1,885,000	2,073,500
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)		3,705,000	3,723,525
Times Square Hotel Trust 8.528% 8/1/26 (h)		797,976	1,027,517
			51,514,789
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,729,231
3.75% 3/1/19		1,430,000	1,444,300
4.375% 9/15/22		865,000	841,213
4.75% 2/15/23		805,000	788,900
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,714,488
4.5% 6/15/19		1,860,000	1,899,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,357,650
7.875% 8/15/19		1,760,000	1,944,800
8.5% 5/15/18 (f)		7,125,000	7,499,063
9.875% 8/15/19		2,460,000	2,773,650
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	9,061,850
10.75% 9/15/16		2,370,000	2,879,550
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers Finance Corp.:
4% 12/31/18		$ 1,935,000	$ 1,983,375
4.375% 4/15/23		4,755,000	4,600,463
			43,518,058
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21		1,055,000	1,072,144
Media - 2.0%
AMC Networks, Inc. 4.75% 12/15/22		1,960,000	1,969,800
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	659,011
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,948,313
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (h)		705,000	722,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		1,540,000	1,645,875
7% 1/15/19		5,660,000	5,992,525
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		1,585,000	1,676,138
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		2,020,000	2,014,950
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,150,000	1,139,938
5.5% 12/15/16		4,420,000	4,176,900
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,348,313
6.5% 11/15/22		1,525,000	1,624,125
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,335,000
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,561,359
6.45% 3/15/37		2,196,000	2,702,955
COX Communications, Inc. 3.25% 12/15/22 (h)		4,795,000	4,512,200
Darling Escrow Corp. 5.375% 1/15/22 (h)		565,000	579,831
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,818,041
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,713,429
4.875% 4/1/43		4,194,000	4,067,178
6.35% 6/1/40		6,392,000	7,412,227
DISH DBS Corp. 4.25% 4/1/18		985,000	1,024,400
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (h)		$ 1,005,000	$ 1,042,688
5.375% 11/1/23 (h)		760,000	784,700
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		1,100,000	1,243,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		4,085,000	4,524,138
MDC Partners, Inc. 6.75% 4/1/20 (h)		760,000	811,300
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,280,400
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	5,407,621
News America, Inc.:
6.15% 3/1/37		4,759,000	5,491,239
6.15% 2/15/41		11,572,000	13,425,591
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		1,345,000	1,361,813
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		1,320,000	1,386,000
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,664,394
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (h)		2,205,000	2,315,250
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,687,236
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,068,939
4.5% 9/15/42		25,085,000	22,853,188
5.5% 9/1/41		5,332,000	5,528,879
5.85% 5/1/17		3,419,000	3,867,057
5.875% 11/15/40		4,872,000	5,258,467
6.75% 7/1/18		13,763,000	16,225,063
8.25% 4/1/19		18,366,000	23,127,239
Time Warner, Inc.:
5.875% 11/15/16		368,000	414,506
6.2% 3/15/40		11,792,000	13,509,882
6.5% 11/15/36		9,243,000	10,852,909
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,650,000	1,720,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)		785,000	812,475
5.625% 4/15/23 (Reg. S)	EUR	1,500,000	2,225,941
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		725,000	799,313
Viacom, Inc.:
2.5% 9/1/18		1,478,000	1,508,936
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
4.375% 3/15/43		$ 2,063,000	$ 1,824,940
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	3,244,313
			253,912,675
Multiline Retail - 0.0%
Marks & Spencer PLC 6.125% 12/6/21 (Reg. S)	GBP	625,000	1,171,997
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		1,955,000	2,023,425
Jaguar Land Rover PLC 4.125% 12/15/18 (h)		1,530,000	1,560,600
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		500,000	497,500
			4,081,525
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21 (h)		2,085,000	2,137,125
TOTAL CONSUMER DISCRETIONARY			406,575,001
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,306,267
2.75% 4/1/23 (h)		7,651,000	7,131,742
7.25% 3/10/15	GBP	4,000,000	7,096,676
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,479,505
			32,014,190
Food & Staples Retailing - 0.3%
Casino Guichard Perrachon SA 4.87% 12/31/49 (n)	EUR	1,500,000	2,101,921
CVS Caremark Corp.:
2.25% 12/5/18		8,524,000	8,595,653
4% 12/5/23		8,525,000	8,745,576
DS Waters of America, Inc. 10% 9/1/21 (h)		890,000	983,450
ESAL GmbH 6.25% 2/5/23 (h)		5,205,000	4,840,650
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		4,330,000	4,319,175
SUPERVALU, Inc. 6.75% 6/1/21		890,000	894,450
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,636,311
			33,117,186
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,604,088
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23		$ 5,362,000	$ 5,099,766
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		2,100,000	2,231,250
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		2,005,000	2,010,013
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (h)		1,785,000	1,887,638
8.25% 2/1/20 (h)		1,510,000	1,653,450
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		360,000	326,700
			17,812,905
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		3,010,000	2,949,800
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	8,978,536
4% 1/31/24		6,408,000	6,409,538
4.25% 8/9/42		9,573,000	8,443,491
4.75% 5/5/21		7,000,000	7,645,274
5.375% 1/31/44		10,973,000	11,456,174
9.7% 11/10/18		7,983,000	10,614,819
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,005,900
4.75% 11/1/42		11,385,000	10,698,154
6.15% 9/15/43		4,511,000	5,091,128
6.75% 6/15/17		3,719,000	4,305,386
7.25% 6/15/37		5,056,000	6,220,806
			86,869,206
TOTAL CONSUMER STAPLES			172,763,287
ENERGY - 5.0%
Energy Equipment & Services - 0.6%
Basic Energy Services, Inc. 7.75% 2/15/19		2,920,000	3,117,100
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,335,600
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	11,655,719
5.35% 3/15/20 (h)		8,816,000	9,536,029
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		$ 10,806,000	$ 11,339,017
5% 10/1/21		7,366,000	7,837,041
6.5% 4/1/20		738,000	853,343
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)		3,697,000	3,867,986
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,685,388
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21		3,210,000	3,177,900
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,558,200
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,165,000	1,159,175
5.875% 4/1/20		585,000	608,400
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	910,025
7.5% 11/1/19		3,720,000	4,008,300
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,362,850
Pacific Drilling SA 5.375% 6/1/20 (h)		2,960,000	2,997,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (h)		2,245,000	2,418,988
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,214,256
Precision Drilling Corp. 6.625% 11/15/20		1,890,000	2,031,750
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,302,388
			84,976,455
Oil, Gas & Consumable Fuels - 4.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		2,510,000	2,560,200
Afren PLC:
6.625% 12/9/20 (h)		580,000	581,450
10.25% 4/8/19 (Reg. S)		600,000	686,250
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	541,785
6.375% 9/15/17		19,790,000	22,918,383
Approach Resources, Inc. 7% 6/15/21		3,010,000	3,100,300
Chesapeake Energy Corp. 6.125% 2/15/21		2,745,000	3,033,225
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,027,430
6.125% 7/15/22		1,240,000	1,345,400
ConocoPhillips Co.:
4.6% 1/15/15		10,000,000	10,364,950
5.75% 2/1/19		2,930,000	3,451,414
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17		$ 505,000	$ 527,094
8.25% 4/1/20		1,650,000	1,794,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (h)		680,000	710,600
7.75% 4/1/19		800,000	870,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	6,074,120
3.875% 3/15/23		3,639,000	3,528,305
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,578,688
Devon Energy Corp. 1.2% 12/15/16		12,378,000	12,421,459
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,613,831
6.45% 11/3/36 (h)		13,741,000	14,885,735
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,315,681
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,832,179
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,632,178
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		3,075,000	3,244,125
Energy Partners Ltd. 8.25% 2/15/18		2,510,000	2,710,800
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,429,763
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,407,769
9.375% 5/1/20		5,020,000	5,810,650
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		2,100,000	2,569,875
Gazprom OAO 3.6% 2/26/21	EUR	2,000,000	2,790,364
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	991,515
6.875% 5/16/17 (Reg. S)		200,000	208,740
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,815,000	1,951,125
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	246,351
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	923,270
7% 5/5/20 (h)		1,385,000	1,556,325
9.125% 7/2/18 (h)		1,305,000	1,569,263
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		765,000	719,100
5.75% 4/30/43 (h)		1,565,000	1,367,419
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (h)		$ 1,455,000	$ 1,463,861
5.625% 11/15/23 (h)		2,110,000	2,120,997
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,386,332
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)		10,834,000	11,014,722
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		4,187,000	4,816,042
6.85% 1/15/40 (h)		5,937,000	7,587,528
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,120,656
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,178,956
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	4,160,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		1,200,000	1,214,880
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (h)		590,000	607,700
7.25% 12/12/21 (h)		1,651,000	1,774,825
Pan American Energy LLC 7.875% 5/7/21 (h)		935,000	939,675
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (h)		1,210,000	1,270,500
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	952,875
Petro-Canada 6.05% 5/15/18		3,850,000	4,472,530
Petrobras Global Finance BV:
2.3789% 1/15/19 (n)		1,560,000	1,524,900
3% 1/15/19		1,920,000	1,831,657
4.375% 5/20/23		20,096,000	18,220,501
5.625% 5/20/43		18,504,000	15,621,909
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,079,695
3.875% 1/27/16		10,192,000	10,472,280
5.375% 1/27/21		28,941,000	29,013,497
5.75% 1/20/20		10,620,000	11,052,457
6.875% 1/20/40		655,000	644,703
7.875% 3/15/19		14,017,000	16,021,599
8.375% 12/10/18		775,000	904,813
Petroleos de Venezuela SA:
4.9% 10/28/14		4,030,000	3,788,200
6% 11/15/26 (h)		600,000	333,000
8.5% 11/2/17 (h)		7,180,000	5,797,850
9.75% 5/17/35 (h)		2,140,000	1,470,180
12.75% 2/17/22 (h)		1,235,000	1,059,013
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
3.125% 1/23/19 (h)		$ 1,776,000	$ 1,815,960
3.5% 7/18/18		14,963,000	15,524,113
3.5% 1/30/23		11,489,000	10,742,215
4.875% 1/24/22		14,642,000	15,300,890
4.875% 1/18/24		4,601,000	4,729,626
4.875% 1/18/24 (h)		8,471,000	8,672,610
5.5% 1/21/21		12,069,000	13,155,210
5.5% 6/27/44		21,979,000	20,782,485
6% 3/5/20		1,008,000	1,136,520
6.375% 1/23/45 (h)		13,392,000	14,103,785
6.5% 6/2/41		22,107,000	23,839,305
6.625% (h)(i)		4,025,000	4,135,688
8% 5/3/19		290,000	354,525
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (h)		354,167	375,417
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,317,958
5.875% 5/1/42		4,359,000	5,000,549
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,269,368
6.125% 1/15/17		6,185,000	7,015,540
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,775,000	1,885,938
PT Pertamina Persero:
4.3% 5/20/23 (h)		400,000	366,000
4.3% 5/20/23 (Reg S.)		200,000	183,000
4.875% 5/3/22 (h)		845,000	817,960
5.25% 5/23/21 (h)		815,000	821,113
5.625% 5/20/43 (h)		400,000	333,000
5.625% 5/20/43 (Reg. S)		200,000	166,500
6% 5/3/42 (h)		845,000	737,263
6.5% 5/27/41 (h)		1,000,000	922,500
Samson Investment Co. 10.75% 2/15/20 (f)(h)		7,605,000	8,451,056
SemGroup Corp. 7.5% 6/15/21		6,105,000	6,532,350
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,654,078
Southeast Supply Header LLC 4.85% 8/15/14 (h)		367,000	373,163
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	342,093
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,915,840
2.95% 9/25/18		1,960,000	2,018,912
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP: - continued
4.6% 6/15/21		$ 2,694,000	$ 2,899,905
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (h)		1,155,000	1,085,700
5.25% 5/1/23		1,140,000	1,142,850
6.375% 8/1/22		420,000	450,450
6.875% 2/1/21		685,000	743,225
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		505,000	527,725
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		4,317,000	4,317,000
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,941,949
Western Refining, Inc. 6.25% 4/1/21		3,180,000	3,275,400
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,976,863
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,511,041
4.3% 3/4/24		8,588,000	8,605,511
YPF SA 8.875% 12/19/18 (h)		1,790,000	1,828,038
Zhaikmunai International BV 7.125% 11/13/19 (h)		1,145,000	1,189,369
			569,097,625
TOTAL ENERGY			654,074,080
FINANCIALS - 15.3%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24		4,446,000	4,483,702
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,024,000
2.625% 1/31/19		27,086,000	27,240,986
2.9% 7/19/18		17,494,000	17,979,441
5.25% 7/27/21		17,105,000	19,057,775
5.625% 1/15/17		3,200,000	3,546,787
5.95% 1/18/18		4,975,000	5,683,122
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,890,697
6.85% 6/15/17		4,817,000	5,505,643
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,658,055
4.875% 11/1/22		14,724,000	15,542,478
5% 11/24/25		3,189,000	3,313,687
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17		$ 13,970,000	$ 15,539,655
5.625% 9/23/19		12,714,000	14,604,534
5.75% 1/25/21		13,447,000	15,457,179
6.625% 4/1/18		16,118,000	18,963,826
			227,491,567
Commercial Banks - 2.5%
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		45,000	47,898
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (h)		4,500,000	4,520,790
Bank of America NA 5.3% 3/15/17		3,467,000	3,841,849
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,245,188
BPCE SA 5.7% 10/22/23 (h)		3,800,000	4,003,300
CBOM Finance PLC 8.25% 8/5/14		800,000	815,000
CIT Group, Inc.:
3.875% 2/19/19		1,430,000	1,449,843
5% 8/15/22		1,510,000	1,585,500
5.25% 3/15/18		1,485,000	1,611,225
5.5% 2/15/19 (h)		3,725,000	4,050,938
Credit Suisse AG 6% 2/15/18		18,058,000	20,903,309
Danske Bank A/S:
3.75% 4/1/15 (h)		2,500,000	2,579,663
3.875% 10/4/23 (Reg. S) (n)	EUR	1,150,000	1,662,236
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		820,000	733,490
Development Bank of Philippines 8.375% (i)(n)		1,655,000	1,728,249
Discover Bank:
4.2% 8/8/23		7,852,000	8,058,115
7% 4/15/20		2,030,000	2,412,844
8.7% 11/18/19		2,958,000	3,727,491
FBN Finance Co. BV 8.25% 8/7/20 (h)(n)		580,000	598,850
Fifth Third Bancorp:
4.5% 6/1/18		798,000	871,195
8.25% 3/1/38		4,667,000	6,560,584
Finansbank A/S:
5.15% 11/1/17 (h)		1,895,000	1,833,413
5.5% 5/11/16 (Reg. S)		1,100,000	1,097,250
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		1,600,000	1,707,040
7.75% 7/5/17 (Reg. S)		350,000	373,415
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (h)		$ 6,067,000	$ 6,911,423
HSBC Holdings PLC 3.375% 1/10/24 (n)	EUR	1,500,000	2,132,787
HSBK BV:
7.25% 5/3/17 (h)		835,000	889,693
7.25% 5/3/17 (Reg. S)		250,000	266,375
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,427,284
Intesa Sanpaolo SpA 3.375% 1/19/15	EUR	3,500,000	4,937,932
JSC Kazkommertsbank BV 8% 11/3/15 (h)		390,000	390,975
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		750,000	750,000
KeyBank NA:
5.45% 3/3/16		3,939,000	4,295,661
5.8% 7/1/14		9,490,000	9,653,190
6.95% 2/1/28		1,977,000	2,433,043
Magyar Export-Import Bank 5.5% 2/12/18 (h)		150,000	155,625
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,740,138
5% 1/17/17		14,669,000	15,941,568
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	2,500,000	4,019,503
Regions Bank:
6.45% 6/26/37		24,618,000	27,248,261
7.5% 5/15/18		18,297,000	21,785,506
Regions Financial Corp.:
2% 5/15/18		13,127,000	12,928,809
5.75% 6/15/15		2,005,000	2,119,064
7.75% 11/10/14		6,404,000	6,716,195
Royal Bank of Scotland Group PLC:
6% 12/19/23		15,025,000	15,471,243
6.1% 6/10/23		16,183,000	16,801,773
6.125% 12/15/22		24,107,000	25,305,552
RSHB Capital SA 6% 6/3/21 (h)(n)		355,000	359,881
SB Capital SA 5.5% 2/26/24 (h)(n)		585,000	576,956
Svenska Handelsbanken AB 2.656% 1/15/24 (n)	EUR	1,050,000	1,475,924
Synovus Financial Corp.:
5.125% 6/15/17		365,000	381,425
7.875% 2/15/19		745,000	845,575
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,765,000	1,945,913
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		480,000	483,600
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Vnesheconombank Via VEB Finance PLC: - continued
6.8% 11/22/25 (h)		$ 375,000	$ 387,188
6.902% 7/9/20 (h)		715,000	773,094
Wachovia Bank NA 6% 11/15/17		2,243,000	2,598,607
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,352,891
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,398,344
3.676% 6/15/16		4,301,000	4,585,601
4.48% 1/16/24		4,804,000	5,027,833
			324,533,107
Consumer Finance - 1.6%
Ally Financial, Inc.:
2.75% 1/30/17		1,725,000	1,748,719
3.5% 1/27/19		1,535,000	1,542,675
4.75% 9/10/18		4,150,000	4,419,750
American Express Credit Corp. 1.3% 7/29/16		11,619,000	11,739,803
Discover Financial Services:
3.85% 11/21/22		10,130,000	9,993,235
5.2% 4/27/22		12,545,000	13,514,440
6.45% 6/12/17		10,366,000	11,749,488
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,237,798
1.7% 5/9/16		19,473,000	19,744,181
2.875% 10/1/18		13,000,000	13,345,319
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,340,381
4.625% 1/7/21		5,706,000	6,329,341
5.625% 9/15/17		5,858,000	6,712,266
5.625% 5/1/18		25,000,000	28,865,875
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,097,989
Hyundai Capital America:
1.45% 2/6/17 (h)		14,591,000	14,584,390
1.625% 10/2/15 (h)		9,515,000	9,611,967
1.875% 8/9/16 (h)		2,974,000	3,018,211
2.125% 10/2/17 (h)		5,048,000	5,101,761
2.875% 8/9/18 (h)		5,276,000	5,405,209
SLM Corp.:
4.875% 6/17/19		2,160,000	2,230,200
5.5% 1/15/19		2,025,000	2,141,438
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
8% 3/25/20		$ 950,000	$ 1,097,250
8.45% 6/15/18		940,000	1,112,725
			202,684,411
Diversified Financial Services - 3.6%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,425,000	1,480,260
Bank of America Corp.:
3.3% 1/11/23		31,429,000	30,591,511
3.875% 3/22/17		25,777,000	27,660,912
4.1% 7/24/23		11,481,000	11,800,941
5.65% 5/1/18		8,780,000	10,036,453
5.75% 12/1/17		21,955,000	25,042,049
6.5% 8/1/16		9,000,000	10,136,466
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,277,206
4.25% 1/12/22	GBP	4,000,000	7,209,715
7.625% 11/21/22		9,935,000	10,978,175
Barry Callebaut Services NV 5.5% 6/15/23 (h)		2,405,000	2,474,817
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,675,000	2,206,875
BP Capital Markets PLC:
3.814% 2/10/24		11,032,000	11,158,658
4.742% 3/11/21		8,800,000	9,813,707
CIT Group, Inc. 6.625% 4/1/18 (h)		1,215,000	1,369,913
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,219,758
3.375% 3/1/23		5,193,000	5,059,208
3.953% 6/15/16		11,847,000	12,599,225
4.05% 7/30/22		5,303,000	5,368,969
4.75% 5/19/15		12,211,000	12,792,744
5.5% 9/13/25		4,478,000	4,829,165
6.125% 5/15/18		3,779,000	4,378,278
Comcel Trust 6.875% 2/6/24 (h)		605,000	625,419
European Financial Stability Facility 0.875% 4/16/18 (Reg. S)	EUR	1,320,000	1,822,236
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	12,720,040
General Motors Financial Co., Inc.:
3.25% 5/15/18		2,095,000	2,144,756
4.75% 8/15/17		1,775,000	1,919,663
GTB Finance BV:
6% 11/8/18 (h)		1,025,000	1,007,063
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
GTB Finance BV: - continued
7.5% 5/19/16 (h)		$ 845,000	$ 887,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (h)		1,005,000	1,017,563
4.875% 3/15/19 (h)		3,185,000	3,248,700
5.875% 2/1/22 (h)		4,075,000	4,156,500
6% 8/1/20 (h)		4,745,000	5,005,975
ILFC E-Capital Trust I 5.46% 12/21/65 (h)(n)		3,955,000	3,678,150
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(n)		3,485,000	3,328,175
Imperial Tobacco Finance:
4.875% 6/7/32 (Reg. S)	GBP	700,000	1,197,966
8.125% 3/15/24	GBP	2,000,000	4,399,036
Indo Energy Finance BV 7% 5/7/18 (h)		1,100,000	1,094,500
ING Bank NV 3.625% 2/25/26 (n)	EUR	1,400,000	1,945,483
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,446,061
2% 8/15/17		11,000,000	11,178,057
3.25% 9/23/22		18,423,000	18,132,211
4.35% 8/15/21		13,339,000	14,389,313
4.5% 1/24/22		22,046,000	23,845,659
4.95% 3/25/20		17,148,000	19,198,335
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,010,708
KfW:
2.125% 8/15/23	EUR	2,860,000	4,067,746
4.875% 3/15/37	GBP	2,750,000	5,553,046
Magnesita Finance Ltd. 8.625% (h)(i)		650,000	611,000
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,131,550
Myriad International Holding BV 6% 7/18/20 (h)		580,000	624,950
Nationwide Building Society:
5.625% 1/28/26 (Reg. S)	GBP	4,000,000	8,031,597
6.75% 7/22/20	EUR	2,200,000	3,642,917
NSG Holdings II, LLC 7.75% 12/15/25 (h)		10,130,000	10,788,450
Perusahaan Penerbit SBSN 6.125% 3/15/19 (h)		845,000	921,050
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	3,000,000	5,559,101
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,409,162
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,199,653
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,717,429
5.15% 3/15/20		3,761,000	4,201,627
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
TMK Capital SA 7.75% 1/27/18		$ 1,850,000	$ 1,942,500
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		3,190,000	3,365,450
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		1,350,000	1,385,451
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (n)	EUR	2,122,500	3,024,902
12.25% 7/15/17 pay-in-kind (h)(n)		5,550,649	5,772,675
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		1,335,000	1,391,738
			473,225,818
Insurance - 2.0%
Allstate Corp. 6.2% 5/16/14		6,893,000	6,973,827
American International Group, Inc.:
4.875% 9/15/16		7,990,000	8,750,113
4.875% 6/1/22		3,590,000	3,947,298
5.6% 10/18/16		10,702,000	11,897,488
Aon Corp.:
3.125% 5/27/16		11,274,000	11,792,435
3.5% 9/30/15		4,451,000	4,630,126
5% 9/30/20		3,854,000	4,337,330
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (n)		3,600,000	3,834,000
Assicurazioni Generali SpA 7.75% 12/12/42 (n)	EUR	2,000,000	3,285,114
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	578,411
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)		1,859,000	1,914,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,520,628
5.375% 3/15/17		194,000	216,013
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		1,255,000	1,320,888
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)		12,644,000	13,509,216
6.5% 3/15/35 (h)		1,741,000	1,995,536
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,738,203
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)		7,139,000	7,781,796
MetLife, Inc.:
3.048% 12/15/22		12,433,000	12,079,182
4.368% 9/15/23		9,625,000	10,215,157
4.75% 2/8/21		4,032,000	4,485,656
6.75% 6/1/16		7,610,000	8,595,997
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I 3% 1/10/23 (h)		$ 7,896,000	$ 7,583,216
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	10,259,758
Pacific LifeCorp:
5.125% 1/30/43 (h)		15,436,000	15,071,772
6% 2/10/20 (h)		12,654,000	14,414,538
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,639,133
4.5% 11/16/21		6,390,000	6,982,283
5.8% 11/16/41		8,381,000	9,664,357
6.2% 11/15/40		4,318,000	5,181,570
7.375% 6/15/19		3,230,000	4,018,333
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,811,841
Unum Group:
5.625% 9/15/20		8,386,000	9,345,358
5.75% 8/15/42		16,937,000	18,219,944
7.125% 9/30/16		587,000	670,853
			256,262,140
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,170,922
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,346,197
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,181,056
4.2% 12/15/23		12,000,000	12,395,376
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,652,794
BRE Properties, Inc. 5.5% 3/15/17		3,597,000	3,978,947
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,519,818
4.25% 1/15/24		9,191,000	9,405,546
Developers Diversified Realty Corp.:
4.625% 7/15/22		8,808,000	9,245,414
4.75% 4/15/18		11,273,000	12,271,653
7.5% 4/1/17		5,574,000	6,490,990
7.875% 9/1/20		323,000	405,675
9.625% 3/15/16		3,691,000	4,289,245
Duke Realty LP:
3.625% 4/15/23		6,287,000	5,994,931
3.875% 10/15/22		11,543,000	11,310,870
4.375% 6/15/22		7,323,000	7,482,246
5.95% 2/15/17		1,109,000	1,242,914
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18		$ 3,795,000	$ 4,369,912
6.75% 3/15/20		10,379,000	12,216,208
8.25% 8/15/19		75,000	93,913
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,390,046
5.375% 10/15/15		1,403,000	1,499,641
6% 9/15/17		1,212,000	1,358,482
6.25% 1/15/17		1,027,000	1,146,364
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,920,944
6.2% 1/15/17		620,000	699,885
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	5,076,033
HCP, Inc. 3.75% 2/1/16		6,084,000	6,416,612
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,192,610
4.7% 9/15/17		1,538,000	1,691,126
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	686,611
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,473,659
6.25% 6/15/17		1,232,000	1,333,575
6.65% 1/15/18		867,000	954,579
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,905,200
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	302,325
6.75% 10/15/22		345,000	373,463
Retail Opportunity Investments Partnership LP 5% 12/15/23		2,030,000	2,105,534
Senior Housing Properties Trust 6.75% 4/15/20		250,000	283,676
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,813,363
2.8% 1/30/17		2,603,000	2,722,168
4.125% 12/1/21		7,287,000	7,775,324
The Geo Group, Inc. 5.875% 1/15/22		2,630,000	2,682,600
UDR, Inc. 5.5% 4/1/14		5,222,000	5,240,136
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,589,600
			215,698,183
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - 2.1%
BioMed Realty LP:
3.85% 4/15/16		$ 11,000,000	$ 11,584,199
4.25% 7/15/22		5,809,000	5,786,618
6.125% 4/15/20		3,429,000	3,906,063
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,487,652
4.95% 4/15/18		9,780,000	10,594,870
5.7% 5/1/17		7,049,000	7,766,130
6% 4/1/16		2,699,000	2,938,258
7.5% 5/15/15		1,584,000	1,705,292
CBRE Group, Inc. 6.625% 10/15/20		305,000	326,350
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,599,650
Deutsche Annington Finance BV 5% 10/2/23 (h)		3,800,000	3,953,942
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,173,097
5.25% 3/15/21		5,708,000	6,032,152
ERP Operating LP:
4.625% 12/15/21		17,159,000	18,598,280
4.75% 7/15/20		7,700,000	8,503,056
5.25% 9/15/14		1,310,000	1,342,039
5.375% 8/1/16		2,768,000	3,053,616
5.75% 6/15/17		14,407,000	16,360,287
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	156,993
5.875% 6/15/19		150,000	162,705
6% 11/1/20		105,000	115,276
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,146,925
Hunt Companies, Inc. 9.625% 3/1/21 (h)		535,000	541,688
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	61,913
11.5% 7/20/20 (Reg. S)		5,000	5,050
KWG Property Holding Ltd. 12.5% 8/18/17 (h)		610,000	664,900
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,192,103
4.125% 6/15/22		6,280,000	6,361,496
4.4% 2/15/24		13,017,000	13,238,653
4.75% 10/1/20		11,282,000	12,082,447
5.125% 3/2/15		1,405,000	1,462,885
5.5% 12/15/16		1,891,000	2,088,297
6.625% 10/1/17		4,835,000	5,586,630
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17		$ 9,223,000	$ 9,328,520
3.15% 5/15/23		14,735,000	13,245,144
4.5% 4/18/22		4,072,000	4,123,629
7.75% 8/15/19		700,000	842,829
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,248,849
6.05% 9/1/16 (h)		2,000,000	2,205,910
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,433,338
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		2,806,000	2,928,510
5.7% 4/15/17 (h)		4,546,000	4,932,383
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,762,125
Regency Centers LP:
4.95% 4/15/14		611,000	613,816
5.25% 8/1/15		6,456,000	6,826,613
5.875% 6/15/17		2,874,000	3,218,164
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,815,734
6.125% 6/1/20		14,318,000	16,765,863
Ventas Realty LP 1.55% 9/26/16		7,655,000	7,741,402
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,067,903
4% 4/30/19		3,747,000	4,008,413
4.25% 3/1/22		300,000	310,929
			276,999,586
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,359,647
Wrightwood Capital LLC 1.9% 4/20/20 (d)		8,216	16,925
			7,376,572
TOTAL FINANCIALS			1,984,271,384
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	12,568,044
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	469,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		$ 925,000	$ 973,563
8.75% 3/15/18		1,590,000	1,741,050
9.875% 4/15/18		1,180,000	1,290,625
			4,475,038
Health Care Providers & Services - 0.8%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,486,930
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,233,963
8% 11/15/19		4,755,000	5,282,805
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,974,839
6.3% 8/15/14		3,618,000	3,709,358
Emergency Medical Services Corp. 8.125% 6/1/19		2,992,000	3,212,660
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	23,919,755
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	11,008,866
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (h)		635,000	657,225
6.875% 2/1/22 (h)		1,275,000	1,356,281
HCA Holdings, Inc. 8% 10/1/18		2,460,000	2,933,550
HealthSouth Corp. 7.25% 10/1/18		3,744,000	3,978,000
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,210,728
4.125% 9/15/20		7,486,000	7,977,284
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		2,575,000	2,652,250
Tenet Healthcare Corp.:
6% 10/1/20 (h)		860,000	924,500
6.25% 11/1/18		825,000	913,688
8.125% 4/1/22		4,700,000	5,264,000
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,260,038
2.875% 3/15/23		16,114,000	15,358,479
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,208,581
			109,523,780
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,107,332
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19		$ 1,959,000	$ 1,963,431
4.15% 2/1/24		3,010,000	3,094,756
			8,165,519
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,606,940
2.9% 11/6/22		13,855,000	13,384,096
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,644,399
Perrigo Co. PLC:
1.3% 11/8/16 (h)		2,954,000	2,957,430
2.3% 11/8/18 (h)		3,161,000	3,166,535
Valeant Pharmaceuticals International:
6.75% 8/15/18 (h)		2,555,000	2,816,888
6.875% 12/1/18 (h)		3,440,000	3,659,300
VPI Escrow Corp. 6.375% 10/15/20 (h)		3,525,000	3,851,063
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,756,843
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,011,637
3.25% 2/1/23		4,892,000	4,720,848
			58,575,979
TOTAL HEALTH CARE			193,308,360
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)		572,000	577,923
6.375% 6/1/19 (h)		8,071,000	9,450,318
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	4,464,208
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		6,490,000	6,425,100
GenCorp, Inc. 7.125% 3/15/21		2,420,000	2,619,650
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,586,625
7.5% 7/15/21		1,460,000	1,609,650
Triumph Group, Inc. 4.875% 4/1/21		1,040,000	1,027,000
			30,760,474
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,494,300
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (h)		$ 228,117	$ 232,679
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		286,003	324,614
6.125% 4/29/18 (h)		240,000	254,100
6.648% 3/15/19		2,104,111	2,225,098
6.9% 7/2/19		610,809	661,934
9.25% 5/10/17		1,865,443	2,089,296
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (h)		1,515,000	1,621,050
6.75% 5/23/17		1,515,000	1,621,050
8.954% 8/10/14		1,375,970	1,389,730
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		549,068	601,229
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,554,000
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,723,800
Series 2013-1 Class B, 5.375% 5/15/23		335,000	340,444
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,535,714
8.36% 1/20/19		1,117,929	1,246,491
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		711,598	764,968
12% 1/15/16 (h)		383,708	433,590
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,707,250
6% 7/15/26		1,720,000	1,621,100
6% 7/15/28		1,725,000	1,578,375
6.375% 6/1/18		140,000	149,100
			26,169,912
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (h)		2,030,000	2,202,550
6.875% 8/15/18 (h)		3,055,000	3,211,569
HD Supply, Inc.:
7.5% 7/15/20		3,775,000	4,133,625
8.125% 4/15/19		1,890,000	2,126,250
Masco Corp. 5.95% 3/15/22		740,000	799,200
Ply Gem Industries, Inc. 6.5% 2/1/22 (h)		1,150,000	1,161,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Building Products - continued
USG Corp.:
5.875% 11/1/21 (h)		$ 190,000	$ 202,350
9.75% 1/15/18		905,000	1,092,788
			14,929,832
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		3,640,000	3,949,400
ADT Corp.:
2.25% 7/15/17		740,000	734,869
4.125% 6/15/23		735,000	690,796
6.25% 10/15/21 (h)		2,065,000	2,173,413
APX Group, Inc.:
6.375% 12/1/19		3,650,000	3,764,063
8.75% 12/1/20		4,130,000	4,305,525
8.75% 12/1/20 (h)		275,000	286,000
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		2,660,000	2,773,050
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	438,600
5.25% 8/1/20		1,305,000	1,344,150
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	4,065,700
Garda World Security Corp. 7.25% 11/15/21 (h)		1,270,000	1,346,200
Office Depot de Mexico SA de CV 6.875% 9/20/20 (h)		770,000	806,575
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,353,600
7% 2/15/22		660,000	732,600
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,341,257
Tervita Corp.:
8% 11/15/18 (h)		4,385,000	4,626,175
9.75% 11/1/19 (h)		700,000	719,250
10.875% 2/15/18 (h)		505,000	541,613
			39,992,836
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		1,310,000	1,368,950
Cementos Progreso Trust 7.125% 11/6/23 (h)		595,000	609,875
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,217,350
Odebrecht Finance Ltd. 7.5% (h)(i)		2,880,000	2,880,000
			6,076,175
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	20,226,579
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (h)		$ 360,000	$ 380,250
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		1,975,000	2,063,875
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		4,275,000	4,435,313
8.125% 2/15/19		890,000	914,475
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		200,000	214,500
			7,628,163
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,485,438
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9876% 12/1/17 (h)(n)		1,260,000	1,272,600
Firstgroup PLC 5.25% 11/29/22	GBP	2,000,000	3,514,566
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,533,263
6.75% 4/15/19		2,955,000	3,165,544
JSC Georgian Railway 7.75% 7/11/22 (h)		850,000	911,625
Shortline PLC 9.5% 5/21/18 (h)		600,000	468,000
			10,865,598
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		715,000	740,025
6.25% 12/1/19		830,000	904,700
6.75% 4/15/17		1,410,000	1,575,675
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,959,000
FLY Leasing Ltd. 6.75% 12/15/20		2,300,000	2,374,750
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	1,049,325
4.625% 4/15/21		955,000	964,550
5.875% 8/15/22		1,575,000	1,685,250
6.25% 5/15/19		1,640,000	1,841,720
8.75% 3/15/17		3,700,000	4,370,625
			18,465,620
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,701,920	1,635,971
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
Aeropuertos Argentina 2000 SA: - continued
10.75% 12/1/20 (Reg. S)		$ 100,320	$ 96,433
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	3,000,000	5,811,489
			7,543,893
TOTAL INDUSTRIALS			186,524,770
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (h)		630,000	649,688
6.75% 11/15/20 (h)		3,575,000	3,807,375
8.875% 1/1/20 (h)		1,970,000	2,235,950
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)		1,600,000	1,512,000
Lucent Technologies, Inc.:
6.45% 3/15/29		4,290,000	4,172,025
6.5% 1/15/28		1,547,000	1,492,855
			13,869,893
Computers & Peripherals - 0.0%
Seagate HDD Cayman 3.75% 11/15/18 (h)		3,360,000	3,469,200
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20		2,905,000	2,959,469
Sanmina-SCI Corp. 7% 5/15/19 (h)		4,125,000	4,372,500
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,235,381
6.55% 10/1/17		1,383,000	1,606,366
			11,173,716
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (h)		3,665,000	3,861,994
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,521,000
			5,382,994
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (h)		2,550,000	2,722,125
6.125% 11/1/23 (h)		265,000	283,550
First Data Corp.:
6.75% 11/1/20 (h)		2,685,000	2,899,800
7.375% 6/15/19 (h)		700,000	758,625
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.: - continued
8.25% 1/15/21 (h)		$ 2,300,000	$ 2,495,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,115,000	3,566,675
13.375% 10/15/19		1,420,000	1,675,600
Xerox Corp. 4.25% 2/15/15		368,000	380,306
			14,782,181
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6.75% 3/1/19 (h)		805,000	809,025
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	4,021,095
Micron Technology, Inc. 5.875% 2/15/22 (h)		670,000	700,150
NXP BV/NXP Funding LLC 3.75% 6/1/18 (h)		2,940,000	2,973,075
Viasystems, Inc. 7.875% 5/1/19 (h)		925,000	993,219
			9,496,564
Software - 0.1%
Activision Blizzard, Inc. 5.625% 9/15/21 (h)		1,400,000	1,505,000
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		3,215,000	3,379,769
Nuance Communications, Inc. 5.375% 8/15/20 (h)		5,915,000	5,929,788
			10,814,557
TOTAL INFORMATION TECHNOLOGY			68,989,105
MATERIALS - 1.6%
Chemicals - 0.4%
Ashland, Inc. 3.875% 4/15/18		1,520,000	1,573,200
INEOS Finance PLC 8.375% 2/15/19 (h)		3,975,000	4,402,313
INEOS Group Holdings SA 5.875% 2/15/19 (h)		1,405,000	1,440,125
Kinove German Bondco GmbH 9.625% 6/15/18 (h)		1,170,000	1,275,300
LSB Industries, Inc. 7.75% 8/1/19 (h)		1,055,000	1,131,488
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,294,063
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,827,188
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,443,713
4.25% 11/15/20		5,898,000	6,316,044
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		8,880,000	9,235,200
Tronox Finance LLC 6.375% 8/15/20		1,725,000	1,772,438
			44,711,072
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		$ 2,286,000	$ 2,544,233
Headwaters, Inc.:
7.25% 1/15/19 (h)		520,000	544,700
7.625% 4/1/19		1,235,000	1,339,975
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		790,000	814,688
Texas Industries, Inc. 9.25% 8/15/20		5,200,000	6,032,000
U.S. Concrete, Inc. 8.5% 12/1/18 (h)		670,000	713,550
			11,989,146
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (h)		2,700,000	2,889,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (h)		515,000	534,313
6.75% 1/31/21 (h)		595,000	618,800
7% 11/15/20 (h)		1,082,647	1,120,540
7.375% 10/15/17 (h)		200,000	213,750
Ball Corp. 4% 11/15/23		3,335,000	3,197,431
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (h)		1,085,000	1,118,906
6% 6/15/17 (h)		1,435,000	1,492,400
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)		1,223,235	1,275,554
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,700,650
Sappi Papier Holding GmbH:
6.625% 4/15/21 (h)		1,925,000	1,963,500
7.75% 7/15/17 (h)		1,240,000	1,376,400
			22,501,244
Metals & Mining - 0.9%
Alrosa Finance SA 7.75% 11/3/20 (h)		900,000	985,500
Anglo American Capital PLC 9.375% 4/8/14 (h)		6,817,000	6,869,879
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (h)		3,385,000	2,471,050
10% 10/1/18 (h)		2,700,000	2,754,000
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	11,542,481
4.5% 8/13/23 (h)		14,000,000	14,511,952
5.625% 10/18/43 (h)		7,718,000	7,873,085
EVRAZ Group SA:
6.5% 4/22/20 (h)		555,000	511,988
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA: - continued
8.25% 11/10/15 (h)		$ 2,360,000	$ 2,496,715
9.5% 4/24/18 (Reg. S)		750,000	802,500
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		3,535,000	3,651,655
7% 11/1/15 (h)		2,143,000	2,220,362
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		1,255,000	1,092,478
4.875% 10/7/20 (Reg. S)		200,000	174,100
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		3,730,000	3,879,200
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	175,000
10.25% 5/20/15 (h)		1,835,000	1,734,075
10.25% 5/20/15 (Reg. S)		100,000	94,500
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,830,000
Nord Gold NV 6.375% 5/7/18 (h)		1,230,000	1,200,788
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		1,450,000	1,422,813
5.625% 4/29/20 (Reg. S)		200,000	196,250
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,307,245
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	1,008,250
11.25% 10/15/18		290,000	325,525
Severstal Columbus LLC 10.25% 2/15/18		5,975,000	6,294,663
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	1,030,359
7.5% 7/27/35		910,000	999,019
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,931,178
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,975,952
6.25% 1/11/16		5,000,000	5,445,920
6.25% 1/23/17		5,581,000	6,250,720
Walter Energy, Inc.:
8.5% 4/15/21		1,675,000	1,218,563
9.5% 10/15/19 (h)		550,000	551,375
			121,829,140
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		$ 1,365,000	$ 0
TOTAL MATERIALS			201,030,602
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
Altice Financing SA:
6.5% 1/15/22 (h)		395,000	411,788
6.5% 1/15/22 (Reg. S)	EUR	1,000,000	1,442,413
7.875% 12/15/19 (h)		2,860,000	3,117,400
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	759,165
9.875% 12/15/20 (h)		4,910,000	5,536,025
AT&T, Inc.:
4.35% 6/15/45		758,000	671,187
5.35% 9/1/40		4,006,000	4,112,399
5.55% 8/15/41		24,891,000	26,213,061
6.3% 1/15/38		16,665,000	19,016,865
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	49,344
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,042,470
6% 4/1/17		2,432,000	2,687,360
6.15% 9/15/19		6,992,000	7,516,400
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,345,784
7.995% 6/1/36		4,717,000	5,028,204
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		2,590,000	2,771,300
Indosat Palapa Co. BV:
7.375% 7/29/20 (h)		705,000	759,638
7.375% 7/29/20		200,000	215,500
Level 3 Financing, Inc. 3.8459% 1/15/18 (h)(n)		3,170,000	3,217,550
Lynx I Corp. 5.375% 4/15/21 (h)		1,205,000	1,241,150
Sprint Capital Corp.:
6.875% 11/15/28		705,000	699,713
8.75% 3/15/32		2,120,000	2,379,700
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,807,834
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (h)		740,000	771,450
6.75% 12/13/22 (Reg. S)		200,000	208,500
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,672,572
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom Holdings, Inc.:
5.375% 10/1/22		$ 1,715,000	$ 1,749,300
6.375% 9/1/23		865,000	925,550
Verizon Communications, Inc.:
2.5% 9/15/16		36,000,000	37,361,700
6.1% 4/15/18		6,000,000	6,971,244
6.25% 4/1/37		2,348,000	2,727,582
6.4% 9/15/33		10,915,000	12,981,122
6.55% 9/15/43		78,171,000	95,718,982
Wind Acquisition Finance SA:
6.5% 4/30/20 (Reg. S)		2,000,000	2,205,000
11.75% 7/15/17 (h)		1,510,000	1,598,713
			265,933,965
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,509,406
3.125% 7/16/22		9,218,000	8,715,379
3.625% 3/30/15		731,000	752,930
Digicel Group Ltd.:
6% 4/15/21 (h)		2,480,000	2,492,400
8.25% 9/1/17 (h)		5,760,000	5,990,400
Intelsat Jackson Holdings SA 7.25% 4/1/19		1,690,000	1,820,975
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,155,000	2,537,513
NII Capital Corp. 10% 8/15/16		905,000	411,775
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,765,250
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		4,935,000	5,212,594
6.464% 4/28/19		3,510,000	3,746,925
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,730,000	1,831,638
Telesat Canada/Telesat LLC 6% 5/15/17 (h)		4,280,000	4,440,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,000,000	1,073,750
VimpelCom Holdings BV 5.2% 2/13/19 (h)		585,000	583,538
			60,884,973
TOTAL TELECOMMUNICATION SERVICES			326,818,938
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - 3.3%
Electric Utilities - 1.6%
Aguila 3 SA 7.875% 1/31/18 (h)		$ 2,745,000	$ 2,916,563
AmerenUE 6.4% 6/15/17		2,491,000	2,880,276
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,213,756
2.95% 12/15/22		4,935,000	4,729,531
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,100,000
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,694,669
Dayton Power & Light Co. 1.875% 9/15/16 (h)		3,740,000	3,807,241
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,621,336
Duke Energy Corp. 3.95% 10/15/23		1,661,000	1,703,108
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		7,207,000	8,210,611
6.4% 9/15/20 (h)		16,661,000	19,469,278
Edison International 3.75% 9/15/17		6,674,000	7,158,125
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,580,000	971,700
Enel SpA 5% 1/15/75 (n)	EUR	900,000	1,267,115
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	10,504,243
4.25% 3/15/23		18,243,000	17,901,217
7.375% 11/15/31		13,076,000	15,057,419
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,282,787
Iberdrola Finanzas SAU 3.5% 6/22/15	EUR	3,500,000	4,995,596
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,511,494
3.75% 11/15/20		1,450,000	1,507,426
Majapahit Holding BV 7.75% 1/20/20 (h)		460,000	527,850
Mirant Americas Generation LLC:
8.5% 10/1/21		425,000	411,719
9.125% 5/1/31		420,000	399,000
Monongahela Power Co. 4.1% 4/15/24 (h)		3,982,000	4,120,490
Nevada Power Co. 6.5% 5/15/18		790,000	936,168
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,253,705
2.8% 5/1/23		15,104,000	14,242,045
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,128,877
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	849,848
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,217,643
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	6,926,389
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 4.4% 1/15/21		$ 12,059,000	$ 12,978,559
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	4,060,958
			208,556,742
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,240,000	1,337,650
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	499,522
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,864,067
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		3,306,756	3,166,219
			8,867,458
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,824,375
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		1,600,000	1,724,000
GenOn Energy, Inc. 9.5% 10/15/18		2,600,000	2,678,000
Listrindo Capital BV 6.95% 2/21/19 (h)		400,000	420,500
NRG Energy, Inc.:
6.25% 7/15/22 (h)		2,150,000	2,233,313
7.625% 1/15/18		320,000	361,600
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	941,250
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,910,866
The AES Corp.:
4.875% 5/15/23		2,700,000	2,619,000
7.375% 7/1/21		2,975,000	3,384,063
			21,096,967
Multi-Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,609,559
Dominion Resources, Inc.:
2.5469% 9/30/66 (n)		28,856,000	26,650,796
7.5% 6/30/66 (n)		10,345,000	11,224,325
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (h)		15,809,000	15,771,469
2% 11/15/18 (h)		12,172,000	12,123,093
6.5% 9/15/37		7,097,000	8,862,868
National Grid PLC 6.3% 8/1/16		1,589,000	1,782,939
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,219,131
5.25% 9/15/17		2,156,000	2,414,957
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 2/15/43		$ 12,739,000	$ 12,899,435
5.4% 7/15/14		1,680,000	1,709,034
5.45% 9/15/20		11,473,000	13,026,169
5.8% 2/1/42		6,336,000	6,873,204
5.95% 6/15/41		11,832,000	13,096,983
6.4% 3/15/18		3,084,000	3,605,285
6.8% 1/15/19		6,774,000	8,106,100
PG&E Corp. 2.4% 3/1/19		1,683,000	1,686,933
Puget Energy, Inc. 6% 9/1/21		1,467,000	1,692,145
Sempra Energy:
2.3% 4/1/17		14,116,000	14,507,070
2.875% 10/1/22		5,760,000	5,480,997
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,813,802
Wisconsin Energy Corp. 6.25% 5/15/67 (n)		3,860,000	3,946,850
			177,103,144
Water Utilities - 0.0%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	2,000,000	3,238,824
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (n)	GBP	2,000,000	3,669,849
			6,908,673
TOTAL UTILITIES			422,532,984
TOTAL NONCONVERTIBLE BONDS (Cost $4,378,005,928)			4,616,888,511
U.S. Treasury Obligations - 26.3%

U.S. Treasury Bonds:
3.625% 8/15/43 (l)(m)		93,783,000	94,427,758
3.625% 2/15/44		45,000,000	45,281,250
3.75% 11/15/43		53,616,000	55,224,480
U.S. Treasury Notes:
0.5% 7/31/17		33,342,000	32,893,950
0.625% 8/15/16 (k)		9,000,000	9,030,231
0.625% 12/15/16		198,633,000	198,726,159
0.875% 11/30/16		1,385,000	1,395,279
0.875% 4/30/17		203,188,000	203,743,516
U.S. Treasury Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Notes: - continued
0.875% 1/31/18		$ 192,574,000	$ 190,828,894
0.875% 7/31/19		5,000	4,791
1% 5/31/18		123,485,000	122,211,623
1.25% 10/31/18		786,376,000	780,785,557
1.375% 7/31/18		302,602,000	303,405,711
1.375% 9/30/18		203,561,000	203,545,122
1.5% 12/31/18		62,525,000	62,627,604
1.5% 1/31/19 (g)		459,210,000	459,425,369
2% 2/28/21		239,870,000	237,808,557
2% 2/15/23		19,858,000	19,014,035
2.125% 1/31/21		134,143,000	134,268,826
2.5% 8/15/23		13,710,000	13,605,036
2.75% 11/15/23		252,450,000	255,132,281
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,416,908,413)			3,423,386,029
U.S. Government Agency - Mortgage Securities - 3.6%

Fannie Mae - 3.2%
2.057% 10/1/33 (n)		549,920	573,932
2.303% 6/1/36 (n)		123,274	129,654
2.5% 3/1/29 (j)		14,000,000	14,069,999
2.5% 3/1/44 (j)		2,000,000	1,859,375
2.57% 12/1/35 (n)		394,293	419,430
2.587% 2/1/36 (n)		556,415	591,887
2.643% 7/1/37 (n)		223,747	238,011
3% 10/1/42 to 12/1/43		44,056,558	42,843,408
3% 3/1/44 (j)		4,000,000	3,884,806
3% 3/1/44 (j)		7,300,000	7,089,770
3% 3/1/44 (j)		7,300,000	7,089,770
3.5% 7/1/42 to 7/1/43		185,127,756	185,506,805
3.5% 3/1/44 (j)		21,000,000	21,284,989
3.5% 3/1/44 (j)		50,800,000	51,489,402
4% 9/1/40 to 1/1/44		11,457,061	12,043,401
4% 3/1/44 (j)		1,000,000	1,047,969
4% 3/1/44 (j)		22,000,000	23,055,314
4% 3/1/44 (j)		7,300,000	7,650,172
4.5% 3/1/44 (j)		3,000,000	3,222,049
5% 10/1/21 to 9/1/25		3,883,115	4,188,288
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
5.5% 3/1/18 to 3/1/39		$ 6,126,897	$ 6,641,669
6% 4/1/21 to 2/1/38		6,022,050	6,724,104
6.5% 7/1/32 to 8/1/36		8,498,483	9,614,770
TOTAL FANNIE MAE			411,258,974
Freddie Mac - 0.2%
3.064% 10/1/35 (n)		166,605	177,226
3.5% 1/1/26 to 6/1/43		17,389,875	17,489,496
4% 3/1/42 to 4/1/42		3,845,291	4,031,066
4.5% 7/1/25		1,079,607	1,155,854
5% 4/1/38 to 6/1/40		3,119,862	3,426,131
5.5% 11/1/17		564,259	596,592
6% 7/1/37 to 8/1/37		1,676,389	1,857,278
TOTAL FREDDIE MAC			28,733,643
Ginnie Mae - 0.2%
4% 5/20/33 to 2/20/41		4,115,654	4,373,080
4% 3/1/44 (j)		10,600,000	11,239,314
4.5% 8/15/39		164,107	178,459
5% 3/1/44 (j)		2,000,000	2,197,969
5.5% 6/15/35 to 11/15/35		11,524,715	12,960,355
TOTAL GINNIE MAE			30,949,177
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $475,681,844)			470,941,794
Asset-Backed Securities - 1.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (n)		664,344	588,806
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (n)		348,657	323,553
Airspeed Ltd. Series 2007-1A Class C1, 2.6545% 6/15/32 (h)(n)		3,803,069	2,129,718
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,513,076
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,955,446
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,724,040
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (n)		$ 59,128	$ 53,313
Series 2004-R2 Class M3, 0.9805% 4/25/34 (n)		89,819	47,906
Series 2005-R2 Class M1, 0.6055% 4/25/35 (n)		1,055,397	1,043,923
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (n)		47,932	44,379
Series 2004-W11 Class M2, 1.2055% 11/25/34 (n)		561,149	508,176
Series 2004-W7 Class M1, 0.9805% 5/25/34 (n)		1,542,998	1,422,361
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (n)		1,214,809	378,932
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (n)		2,010,297	1,881,748
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (n)		30,392	254
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,618,443
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (h)(n)		150,310	59,748
Capital Trust RE CDO Ltd. Series 2005-3A:
Class A2, 5.16% 6/25/35 (h)		33,319	33,319
Class B, 5.267% 6/25/35 (h)		1,000,000	1,009,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (h)(n)		47,571	45,906
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (n)		1,802,588	1,042,502
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (h)(n)		238,452	230,106
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (h)		1,953,076	1,953,628
Class B, 2.75% 11/15/18 (h)		6,690,000	6,761,970
Series 2013-2A Class A, 1.75% 11/15/17 (h)		10,520,646	10,526,553
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (n)		3,192	1,666
Series 2004-3 Class M4, 1.6105% 4/25/34 (n)		91,963	71,493
Series 2004-4 Class M2, 0.9505% 6/25/34 (n)		411,003	387,233
Series 2004-7 Class AF5, 5.37% 1/25/35		4,090,264	4,307,490
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		116,760	117,285
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		491,961	478,444
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (n)		38,916	35,938
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (n)		$ 290,872	$ 231,366
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (n)		16,057	13,711
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,193,859
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (n)		948,695	775,243
Class M4, 1.1755% 1/25/35 (n)		347,133	138,506
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (h)(n)		2,892,000	2,404,060
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (h)(n)		57,739	54,235
Series 2006-2A:
Class A, 0.3345% 11/15/34 (h)(n)		1,325,798	1,216,558
Class B, 0.4345% 11/15/34 (h)(n)		478,918	406,351
Class C, 0.5345% 11/15/34 (h)(n)		795,942	670,580
Class D, 0.9045% 11/15/34 (h)(n)		302,245	252,032
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)		215,708	15,313
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7055% 9/25/46 (h)(n)		672,858	672,858
Class E, 1.8055% 9/25/46 (h)(n)		250,000	212,500
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (n)		323,171	308,867
Series 2003-3 Class M1, 1.4455% 8/25/33 (n)		535,448	501,534
Series 2003-5 Class A2, 0.8555% 12/25/33 (n)		32,929	30,621
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (n)		1,522,035	751,409
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (n)		204,000	10,120
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		19,840,974	20,330,929
Class AV4, 0.2855% 11/25/36 (n)		1,366,362	1,347,067
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (n)		315,439	312,010
Series 2006-A Class 2C, 1.3959% 3/27/42 (n)		3,243,000	512,968
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3155% 11/25/36 (n)		5,002,031	2,310,645
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.5855% 5/25/46 (h)(n)		250,000	215,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (n)		480,038	3,645
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (n)		$ 136,271	$ 117,249
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (n)		499,279	427,994
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (n)		757,839	737,688
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (n)		2,233,689	2,120,854
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4155% 2/25/47 (h)(n)		998,260	979,792
Class A2, 0.4455% 2/25/47 (h)(n)		1,305,000	1,228,658
Class H, 1.6255% 2/25/47 (h)(n)		250,000	210,000
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (n)		57,368	57,471
Series 2004-NC6 Class M3, 2.3305% 7/25/34 (n)		19,208	14,844
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (n)		22,686	15,091
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (n)		399,800	369,441
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (n)		243,844	117,340
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9083% 8/28/38 (h)(n)		34,054	34,054
Class C1B, 7.696% 8/28/38 (h)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (n)		1,426,957	1,196,277
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (d)(h)(n)		566,000	0
Series 2006-1A Class A, 1.554% 3/20/11 (d)(h)(n)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (n)		532,896	476,507
Class M4, 1.6055% 9/25/34 (n)		683,353	384,652
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (n)		1,475,804	1,213,027
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1055% 9/25/46 (h)(n)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (n)		5,108	4,835
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (n)		1,015,776	856,184
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (n)		1,034,410	892,821
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (n)		50,854	35,495
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (n)		28,819	27,353
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (h)(n)		2,683,017	603,679
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (h)(n)		$ 400,000	$ 276,000
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (h)(n)		51,982	51,982
Class A1B, 0.5759% 9/25/26 (h)(n)		1,033,000	1,014,406
Class A2B, 0.5559% 9/25/26 (h)(n)		63,560	63,179
Class B, 0.6059% 9/25/26 (h)(n)		640,000	623,680
Class C, 0.7759% 9/25/26 (h)(n)		740,000	717,430
Class D, 0.8759% 9/25/26 (h)(n)		350,000	329,700
Class E, 0.9759% 9/25/26 (h)(n)		250,000	233,625
Class F, 1.3959% 9/25/26 (h)(n)		549,000	505,080
Class G, 1.5959% 9/25/26 (h)(n)		336,000	307,877
Class H, 1.8959% 9/25/26 (h)(n)		250,000	228,450
Class K, 3.4959% 9/25/26 (h)(n)		250,000	223,875
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (h)(n)		1,789,540	1,730,485
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5536% 11/21/40 (h)(n)		354,818	329,980
Class D, 1.0836% 11/21/40 (h)(n)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $153,474,613)			164,190,119
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.7%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (n)		1,421,713	1,406,497
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		29,736	26,922
Series 2003-35 Class B, 4.6359% 9/25/18 (n)		56,655	6,413
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 4.3819% 6/25/33 (n)		143,155	3,863
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (n)		856,369	861,450
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3547% 12/25/46 (h)(n)		910,000	989,760
Series 2010-K7 Class B, 5.4345% 4/25/20 (h)(n)		1,000,000	1,092,498
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		29,442	15,345
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (n)		205,017	194,561
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A1, 0.224% 12/20/54 (h)(n)		$ 11,069,333	$ 10,942,036
Class C2, 1.354% 12/20/54 (h)(n)		6,523,000	6,309,698
Series 2006-2:
Class A4, 0.234% 12/20/54 (n)		3,302,949	3,265,625
Class C1, 1.094% 12/20/54 (n)		21,543,000	20,355,981
Series 2006-3:
Class A3, 0.234% 12/20/54 (n)		1,590,324	1,572,354
Class A7, 0.354% 12/20/54 (n)		1,728,799	1,711,166
Class C2, 1.154% 12/20/54 (n)		1,124,000	1,070,048
Series 2006-4:
Class A4, 0.254% 12/20/54 (n)		5,070,412	5,013,623
Class B1, 0.334% 12/20/54 (n)		4,521,000	4,396,673
Class C1, 0.914% 12/20/54 (n)		2,767,000	2,611,218
Class M1, 0.494% 12/20/54 (n)		1,190,000	1,131,928
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (n)		2,234,000	2,093,705
Class 1M1, 0.454% 12/20/54 (n)		1,493,000	1,423,874
Class 2A1, 0.294% 12/20/54 (n)		3,978,436	3,935,469
Class 2C1, 1.014% 12/20/54 (n)		1,015,000	955,826
Class 2M1, 0.654% 12/20/54 (n)		1,917,000	1,825,943
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (n)		2,654,000	2,499,272
Class 3A1, 0.3345% 12/17/54 (n)		709,345	702,181
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (n)		430,241	426,613
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.2362% 3/25/37 (n)		1,888,170	1,807,946
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (n)		1,613,820	1,362,204
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (n)		1,798,666	1,372,302
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (n)		4,457,189	4,042,747
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		208,729	220,530
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (n)		1,446,346	1,382,992
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (h)(n)		618,918	569,409
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0065% 7/10/35 (h)(n)		$ 137,996	$ 128,485
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (n)		28,033	27,334
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (n)		231,773	231,391
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6711% 3/25/35 (n)		2,422,025	1,785,219
TOTAL PRIVATE SPONSOR			89,771,101
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4555% 5/25/35 (n)		1,779,779	1,777,839
Series 2006-50 Class BF, 0.5555% 6/25/36 (n)		2,329,703	2,332,914
Series 2006-82 Class F, 0.7255% 9/25/36 (n)		3,083,943	3,099,175
Series 2007-36 Class F, 0.3855% 4/25/37 (n)		2,772,144	2,754,970
Series 2011-37 Class FA, 0.6055% 5/25/41 (n)		8,328,670	8,354,699
Series 2011-40 Class DF, 0.6055% 5/25/41 (n)		6,434,379	6,461,578
Series 2013-62 Class FA, 0.4555% 6/25/43 (n)		11,851,567	11,704,003
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		87,334	91,919
sequential payer:
Series 2010-74 Class WF, 0.7555% 7/25/34 (n)		2,523,535	2,555,930
Series 2012-120 Class FE 0.4555% 2/25/39 (n)		5,239,817	5,203,646
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5745% 4/15/41 (n)		4,105,212	4,111,628
Series 3830 Class FD, 0.5145% 3/15/41 (n)		12,033,959	12,086,319
sequential payer Series 2011-3969 Class AF, 0.6045% 10/15/33 (n)		5,336,790	5,359,822
TOTAL U.S. GOVERNMENT AGENCY			65,894,442
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,392,476)			155,665,543
Commercial Mortgage Securities - 7.0%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (r)		$ 246,415	$ 244,297
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	206,860
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	133,448
Series 1997-D5:
Class A7, 7.565% 2/14/43 (n)		913	914
Class PS1, 1.5236% 2/14/43 (n)(p)		681,480	17,865
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (h)		1,500,000	1,391,004
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (n)		530,000	544,354
Series 2006-2 Class AAB, 5.7192% 5/10/45 (n)		841,282	862,500
Series 2006-3 Class A4, 5.889% 7/10/44		5,714,033	6,200,292
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,090,027
Series 2006-5 Class A2, 5.317% 9/10/47		4,505,330	4,534,633
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,904,323
Series 2006-4 Class A1A, 5.617% 7/10/46 (n)		27,028,400	29,721,429
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	182,506
Series 2004-5 Class G, 5.5642% 11/10/41 (h)(n)		195,000	195,049
Series 2005-1 Class CJ, 5.2894% 11/10/42 (n)		550,000	572,245
Series 2005-3 Class A3B, 5.09% 7/10/43 (n)		5,908,000	6,080,478
Series 2005-5 Class D, 5.222% 10/10/45 (n)		1,180,000	1,200,408
Series 2005-6 Class AJ, 5.1835% 9/10/47 (n)		300,000	318,192
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	135,871
Series 2007-3:
Class A3, 5.6195% 6/10/49 (n)		3,150,625	3,149,318
Class A4, 5.6195% 6/10/49 (n)		3,965,000	4,400,956
Series 2008-1 Class D, 6.2584% 2/10/51 (h)(n)		125,000	106,553
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	8,058,862
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1545% 3/15/22 (h)(n)		77,611	68,298
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6545% 8/15/17 (h)(n)		480,000	492,672
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (h)(n)		44,035	35,498
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (h)(n)		992,628	826,802
Class B1, 1.5555% 1/25/36 (h)(n)		81,906	16,751
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6055% 1/25/36 (h)(n)		$ 320,203	$ 179,524
Class M2, 0.6255% 1/25/36 (h)(n)		96,061	50,897
Class M3, 0.6555% 1/25/36 (h)(n)		140,289	72,662
Class M4, 0.7655% 1/25/36 (h)(n)		77,588	37,946
Class M5, 0.8055% 1/25/36 (h)(n)		77,588	27,713
Class M6, 0.8555% 1/25/36 (h)(n)		82,407	24,368
Series 2006-3A Class M4, 0.5855% 10/25/36 (h)(n)		87,363	12,584
Series 2007-1 Class A2, 0.4255% 3/25/37 (h)(n)		692,569	483,101
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (h)(n)		690,192	557,670
Class A2, 0.4755% 7/25/37 (h)(n)		644,891	441,893
Class M1, 0.5255% 7/25/37 (h)(n)		226,449	72,274
Class M2, 0.5655% 7/25/37 (h)(n)		123,741	19,718
Class M3, 0.6455% 7/25/37 (h)(n)		125,467	11,180
Class M4, 0.8055% 7/25/37 (h)(n)		116,213	3,575
Series 2007-3:
Class A2, 0.4455% 7/25/37 (h)(n)		609,762	426,797
Class M1, 0.4655% 7/25/37 (h)(n)		132,435	84,808
Class M2, 0.4955% 7/25/37 (h)(n)		141,946	80,576
Class M3, 0.5255% 7/25/37 (h)(n)		223,672	98,074
Class M4, 0.6555% 7/25/37 (h)(n)		351,198	84,485
Class M5, 0.7555% 7/25/37 (h)(n)		182,166	30,799
Class M6, 0.9555% 7/25/37 (h)(n)		42,982	296
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (h)(n)		265,229	31,236
Class M2, 1.2055% 9/25/37 (h)(n)		265,229	16,932
Series 2006-3A, Class IO, 0% 10/25/36 (h)(n)(p)		6,601,452	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(n)(p)		6,392,703	391,664
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4389% 3/11/39 (n)		450,000	468,490
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (h)(n)		575,548	564,037
Class F, 0.5045% 3/15/22 (h)(n)		2,235,922	2,124,126
Class G, 0.5545% 3/15/22 (h)(n)		537,549	494,545
Class H, 0.7045% 3/15/22 (h)(n)		655,330	583,244
Class J, 0.8545% 3/15/22 (h)(n)		655,330	570,137
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		$ 600,000	$ 657,799
Series 2006-T22 Class AJ, 5.5801% 4/12/38 (n)		400,000	433,305
Series 2007-PW16 Class A4, 5.7058% 6/11/40 (n)		1,112,000	1,253,401
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		149,092	147,946
Series 2006-T22:
Class A4, 5.5801% 4/12/38 (n)		235,546	253,095
Class B, 5.5801% 4/12/38 (h)(n)		200,000	212,960
Series 2007-BBA8:
Class K, 1.3545% 3/15/22 (h)(n)		120,000	100,800
Class L, 2.0545% 3/15/22 (h)(n)		253,498	179,984
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (h)(n)(p)		96,524,546	657,139
Series 2007-T28 Class X2, 0.1573% 9/11/42 (h)(n)(p)		59,259,889	190,817
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		608,305	671,143
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9045% 8/15/26 (h)(n)		700,000	700,713
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (h)(n)		511,173	492,607
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (h)(n)(p)		4,066,449	55,357
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5593% 12/15/47 (h)(n)		750,000	804,365
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	736,485
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	364,100
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		2,676	2,677
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1074% 9/10/46 (h)(n)		1,010,000	939,339
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,891,607
Class A4, 5.322% 12/11/49		31,258,000	34,502,330
Series 2005-CD1 Class AJ, 5.2186% 7/15/44 (n)		500,000	528,181
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(n)	CAD	138,000	113,384
Class G, 5.01% 5/15/44 (h)(n)	CAD	30,000	23,461
Class H, 5.01% 5/15/44 (h)(n)	CAD	20,000	13,821
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A: - continued
Class J, 5.01% 5/15/44 (h)(n)	CAD	20,000	$ 13,192
Class K, 5.01% 5/15/44 (h)(n)	CAD	10,000	5,752
Class L, 5.01% 5/15/44 (h)(n)	CAD	36,000	18,946
Class M, 5.01% 5/15/44 (h)(n)	CAD	165,000	79,594
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)		2,125,000	2,069,657
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		810,000	589,078
Series 2012-CR5 Class D, 4.3352% 12/10/45 (h)(n)		740,000	718,794
Series 2013-CR10:
Class C, 4.958% 8/10/46 (h)(n)		270,000	272,311
Class D, 4.958% 8/10/46 (h)(n)		790,000	724,707
Series 2013-CR12 Class D, 5.0862% 10/10/46 (h)(n)		839,000	780,799
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		454,000	396,391
Series 2013-LC6 Class D, 4.2899% 1/10/46 (h)(n)		948,000	845,213
Series 2014-CR15 Class D, 4.769% 2/10/47 (h)(n)		258,000	235,847
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (h)(n)		126,140	126,006
Series 2006-FL12:
Class AJ, 0.2845% 12/15/20 (h)(n)		989,259	984,251
Class B, 0.3245% 12/15/20 (h)(n)		508,604	505,981
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	556,059
Series 2006-C7 Class A1A, 5.741% 6/10/46 (n)		3,370,845	3,676,159
Series 2001-J2A Class F, 7.142% 7/16/34 (h)(n)		199,000	229,158
Series 2004-LB4A Class A5, 4.84% 10/15/37		20,965,147	21,171,927
Series 2005-LP5 Class F, 5.2899% 5/10/43 (h)(n)		1,290,000	1,336,729
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,130,115	2,064,991
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	327,388
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2485% 6/10/44 (n)		905,000	928,466
Series 2005-C6 Class AJ, 5.209% 6/10/44 (n)		1,260,000	1,321,860
Series 2012-CR1:
Class C, 5.3677% 5/15/45 (n)		850,000	903,662
Class D, 5.3677% 5/15/45 (h)(n)		1,040,000	1,032,559
Series 2012-CR2:
Class E, 4.8578% 8/15/45 (h)(n)		1,727,000	1,644,524
Class F, 4.25% 8/15/45 (h)		1,260,000	1,002,826
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-LC4:
Class C, 5.6477% 12/10/44 (n)		$ 260,000	$ 281,998
Class D, 5.6477% 12/10/44 (h)(n)		870,000	881,071
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (n)		27,691	27,579
Series 2007-C3 Class A4, 5.6783% 6/15/39 (n)		18,502,145	20,250,745
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)		1,722,000	1,914,394
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (h)(n)		6,783,000	6,398,356
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7545% 9/15/21 (h)(n)		247,633	242,506
Series 1997-C2 Class F, 7.46% 1/17/35 (n)		71,327	71,543
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,753,801	1,874,750
Class H, 6% 5/17/40 (h)		90,317	55,823
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		903,481	935,969
Class G, 6.75% 11/15/30 (h)		180,000	193,302
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (n)(p)		135,307	196
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (h)(n)(p)		9,411	1
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(n)		282,872	285,196
Series 2004-C1 Class E, 5.015% 1/15/37 (h)		1,205,000	1,202,786
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (h)(n)		1,231,309	1,221,013
0.4245% 2/15/22 (h)(n)		665,993	657,693
Class F, 0.4745% 2/15/22 (h)(n)		1,331,815	1,303,971
Class L, 2.0545% 2/15/22 (h)(n)		99,364	34,190
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (n)(p)		23,443,790	680
Class B, 5.487% 2/15/40 (h)(n)		2,907,000	405,497
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5571% 11/10/46 (h)(n)		500,000	541,041
Class E, 5.5571% 11/10/46 (h)(n)		870,000	915,342
Class F, 5.5571% 11/10/46 (h)(n)		1,560,000	1,494,843
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
DBUBS Mortgage Trust Series 2011-LC1A: - continued
Class G, 4.652% 11/10/46 (h)		$ 730,000	$ 611,544
Class XB, 0.2464% 11/10/46 (h)(n)(p)		20,920,000	375,598
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		104,461	104,414
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1726% 6/10/31 (h)(n)		26,168	26,168
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	982,959
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		337,287	347,081
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(n)		425,346	442,229
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		200,000	226,757
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (n)(p)		1,640,000	241,526
Series K012 Class X3, 2.2879% 1/25/41 (n)(p)		1,800,000	237,017
Series K013 Class X3, 2.7902% 1/25/43 (n)(p)		820,000	132,644
Series KAIV Class X2, 3.6147% 6/25/46 (n)(p)		420,000	85,231
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1923% 9/25/45 (h)(n)		1,290,000	1,388,395
Series 2011-K10 Class B, 4.6153% 11/25/49 (h)(n)		240,000	249,880
Series 2011-K11 Class B, 4.4206% 12/25/48 (h)(n)		750,000	775,728
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		62,519	62,769
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (h)(n)		35,203	35,190
Series 2005-GG3 Class B, 4.894% 8/10/42 (n)		680,000	698,332
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		13,902,000	15,240,916
Series 2001-1 Class X1, 1.7244% 5/15/33 (h)(n)(p)		387,679	8,078
Series 2007-C1 Class XP, 0.1602% 12/10/49 (n)(p)		20,822,146	8,079
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	337,577
Series 1997-C2 Class G, 6.75% 4/15/29 (n)		315,288	346,136
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	611,249
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		80,153	81,156
Class K, 6.974% 8/15/36 (h)		279,002	253,062
Series 2000-C1 Class K, 7% 3/15/33		2,374	2,413
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class H, 6.2727% 4/10/40 (h)(n)		$ 54,283	$ 55,128
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (h)(n)		715,000	710,049
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,029,809
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (n)		3,663,067	4,001,237
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (h)(n)(p)		28,206,820	54,806
GS Mortgage Securities Corp. II:
Series 1997-GL:
Class G, 7.7695% 7/13/30 (n)		731,984	747,694
Class H, 8.0595% 7/13/30 (h)(n)		230,000	234,163
Series 2006-GG6 Class A2, 5.506% 4/10/38		250,657	250,830
Series 2010-C1:
Class D, 5.9784% 8/10/43 (h)(n)		1,255,000	1,382,297
Class E, 4% 8/10/43 (h)		1,240,000	1,067,634
Class X, 1.517% 8/10/43 (h)(n)(p)		5,709,807	404,648
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (n)		2,223,000	2,434,041
Series 2010-C2:
Class D, 5.2248% 12/10/43 (h)(n)		720,000	741,776
Class XA, 0.6665% 12/10/43 (h)(n)(p)		5,443,998	81,453
Series 2011-GC5:
Class C, 5.3074% 8/10/44 (h)(n)		1,050,000	1,132,520
Class D, 5.3074% 8/10/44 (h)(n)		480,000	488,503
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (n)		630,000	686,683
Class D, 5.7227% 5/10/45 (h)(n)		970,000	985,675
Class E, 5% 5/10/45 (h)		220,000	179,616
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (h)(n)		1,170,000	1,110,176
Class E, 4.8564% 11/10/45 (h)(n)		1,290,000	1,090,699
Series 2013-GC16:
Class C, 5.314% 11/10/46 (n)		662,844	685,217
Class D, 5.323% 11/10/46 (h)(n)		680,000	626,532
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,487,882
Class DFX, 4.4065% 11/5/30 (h)		17,687,000	18,061,657
Class EFX, 4.4533% 11/5/30 (h)(n)		1,291,000	1,310,284
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.8087% 12/17/30 (h)(n)		$ 590,000	$ 587,607
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1545% 4/15/18 (h)(n)		178,030	179,892
Series 2013-JWRZ Class E, 3.8945% 4/15/30 (h)(n)		482,000	480,557
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(n)		500,000	503,220
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (h)		440,000	473,944
Series 2003-C1:
Class D, 5.192% 1/12/37		165,770	166,055
Class F, 6.0061% 1/12/37 (h)(n)		250,000	254,078
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(n)		380,000	457,162
Class D, 7.4453% 12/5/27 (h)(n)		1,885,000	2,129,733
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		670,000	718,791
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(n)		695,000	787,616
Series 2011-C4 Class E, 5.3965% 7/15/46 (h)(n)		1,130,000	1,176,654
Series 2012-CBX:
Class C, 5.1864% 6/16/45 (n)		250,000	260,648
Class D, 5.1864% 6/16/45 (h)(n)		690,000	706,167
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class A2, 0.2845% 11/15/18 (h)(n)		1,840,073	1,825,822
Class B, 0.3245% 11/15/18 (h)(n)		814,911	798,145
Class C, 0.3645% 11/15/18 (h)(n)		578,972	563,922
Class D, 0.3845% 11/15/18 (h)(n)		176,367	168,255
Class E, 0.4345% 11/15/18 (h)(n)		254,419	242,335
Class F, 0.4845% 11/15/18 (h)(n)		380,931	361,886
Class G, 0.5145% 11/15/18 (h)(n)		330,997	313,621
Class H, 0.6545% 11/15/18 (h)(n)		254,476	238,573
Class J, 0.8045% 11/15/18 (h)(n)		257,928	238,714
Series 2013-INMZ Class M, 6.132% 9/15/18 (h)(n)		980,000	985,463
Series 2013-INN:
Class D, 3.5545% 10/15/30 (h)(n)		1,000,000	1,001,749
Class E, 4.4045% 10/15/30 (h)(n)		800,000	800,813
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-FBLU Class E, 3.658% 12/15/28 (h)(n)		$ 1,038,000	$ 1,038,542
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,551,740	17,016,247
Series 2006-CB17:
Class A3, 5.45% 12/12/43		106,596	106,474
Class A4, 5.429% 12/12/43		7,560,000	8,171,294
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		26,101,509	28,466,045
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,326,481
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,764,675
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (n)		12,470,000	13,921,300
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (n)		1,741,389	1,751,785
Class A4, 5.8134% 6/15/49 (n)		29,428,107	32,819,608
Series 2007-LDPX Class A3, 5.42% 1/15/49		25,732,000	28,449,891
Series 2004-CBX Class D, 5.097% 1/12/37 (n)		170,000	165,634
Series 2004-LN2 Class D, 5.2545% 7/15/41 (n)		420,000	365,379
Series 2005-LDP2 Class C, 4.911% 7/15/42 (n)		660,000	668,397
Series 2005-LDP5 Class AJ, 5.3612% 12/15/44 (n)		360,000	380,170
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (n)		9,520,000	10,401,504
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (n)		165,000	53,053
Class C, 5.7093% 2/12/49 (n)		424,000	89,088
Class D, 5.7093% 2/12/49 (n)		447,000	82,720
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (n)		157,000	27,862
Class ES, 5.7261% 1/15/49 (h)(n)		983,000	46,646
Series 2010-C2:
Class D, 5.5082% 11/15/43 (h)(n)		645,000	702,659
Class XB, 0.6599% 11/15/43 (h)(n)(p)		3,600,000	132,532
Series 2011-C5:
Class B. 5.3144% 8/15/46 (h)(n)		1,140,000	1,251,972
Class C, 5.3144% 8/15/46 (h)(n)		1,102,648	1,195,388
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,055,006
Class D, 4.2425% 4/15/46 (n)		1,430,000	1,258,900
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (n)		21,615,000	24,258,385
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		90,758	91,611
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		$ 150,000	$ 150,050
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,992,613
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (n)		1,500,000	1,580,366
Class AM, 5.263% 11/15/40 (n)		137,000	146,562
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	939,555
Class AM, 5.413% 9/15/39		1,500,000	1,646,042
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,018,121
Class AM, 5.378% 11/15/38		160,000	174,179
Series 2007-C1 Class A4, 5.424% 2/15/40		17,074,000	18,855,587
Series 2007-C2 Class A3, 5.43% 2/15/40		3,278,053	3,623,855
Series 2003-C7:
Class L, 5.224% 7/15/37 (h)(n)		273,226	273,906
Class M, 5.224% 7/15/37 (h)(n)		570,000	546,151
Class N, 5.224% 7/15/37 (h)(n)		280,000	264,833
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(n)		225,000	224,835
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	285,877
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	761,177
Series 2005-C2 Class AJ, 5.205% 4/15/30 (n)		740,000	768,094
Series 2005-C7 Class C, 5.35% 11/15/40 (n)		1,016,000	1,036,599
Series 2006-C4:
Class AJ, 5.8572% 6/15/38 (n)		1,060,000	1,125,488
Class AM, 5.8572% 6/15/38 (n)		500,000	548,385
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)		2,361,102	2,547,241
Series 2007-C7:
Class A3, 5.866% 9/15/45		12,902,745	14,709,980
Class XCP, 0.2771% 9/15/45 (n)(p)		110,934,458	273,232
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA Class H, 0.5545% 9/15/21 (h)(n)		265,405	263,449
Series 2007-LLFA Class E, 1.0545% 6/15/22 (h)(n)		110,234	110,152
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3859% 6/25/43 (h)(n)		540,000	551,601
Class D, 5.3859% 6/25/43 (h)(n)		310,000	311,311
Mach One Trust LLC Series 2004-1A Class H, 6.2658% 5/28/40 (h)(n)		260,000	268,372
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.6954% 7/9/21 (h)(n)		17,970,000	17,850,517
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3909% 10/12/39 (h)(n)	CAD	320,000	$ 279,804
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (n)		220,782	221,156
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3667% 1/12/44 (n)		220,000	236,612
Series 2004-MKB1 Class F, 5.6867% 2/12/42 (h)(n)		180,000	180,047
Series 2005-LC1 Class F, 5.4207% 1/12/44 (h)(n)		1,655,000	1,486,738
Series 2006-C1:
Class AJ, 5.6868% 5/12/39 (n)		530,000	539,230
Class AM, 5.6868% 5/12/39 (n)		100,000	108,913
Series 2007-C1 Class A4, 5.8409% 6/12/50 (n)		9,429,517	10,611,658
Series 2008-C1 Class A4, 5.69% 2/12/51		4,002,336	4,483,556
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (n)		94,480	94,245
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (n)		114,505	114,576
Class A3, 5.172% 12/12/49 (n)		900,000	974,006
Class ASB, 5.133% 12/12/49 (n)		818,122	841,528
Series 2007-5 Class A4, 5.378% 8/12/48		19,456,000	21,206,106
Series 2007-6 Class A4, 5.485% 3/12/51 (n)		14,650,000	16,220,319
Series 2007-7 Class A4, 5.7439% 6/12/50 (n)		6,656,000	7,426,046
Series 2006-4 Class XP, 0.618% 12/12/49 (n)(p)		24,039,637	128,131
Series 2007-6 Class B, 5.635% 3/12/51 (n)		1,902,000	455,826
Series 2007-7 Class B, 5.7439% 6/12/50 (n)		166,000	6,721
Series 2007-8 Class A3, 5.8943% 8/12/49 (n)		1,640,000	1,844,724
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		9,985	9,985
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		431,584	405,689
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6635% 11/15/45 (h)(n)		1,357,000	1,325,352
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		1,000,000	911,912
Series 2013-C13 Class D, 4.8964% 11/15/46 (h)(n)		940,000	855,571
Series 2013-C7:
Class D, 4.3056% 2/15/46 (h)		810,000	723,099
Class E, 4.3036% 2/15/46 (h)(n)		340,000	278,237
Series 2013-C8 Class D, 4.1722% 12/15/48 (h)(n)		400,000	355,078
Series 2013-C9:
Class C, 4.0723% 5/15/46 (n)		620,000	590,376
Class D, 4.1603% 5/15/46 (h)(n)		1,740,000	1,527,802
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.355% 7/15/19 (h)(n)		$ 357,716	$ 269,181
Class J, 0.585% 7/15/19 (h)(n)		335,939	329,168
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (h)(n)		1,092,000	1,060,426
Class D, 0.345% 10/15/20 (h)(n)		667,354	644,721
Class E, 0.405% 10/15/20 (h)(n)		834,661	802,181
Class F, 0.455% 10/15/20 (h)(n)		500,899	476,398
Class G, 0.495% 10/15/20 (h)(n)		619,188	592,827
Class H, 0.585% 10/15/20 (h)(n)		389,758	359,523
Class J, 0.735% 10/15/20 (h)(n)		225,021	97,305
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	683,111
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (n)		217,987	223,044
Series 2012-C4 Class E, 5.5254% 3/15/45 (h)(n)		1,210,000	1,216,993
Series 1997-RR Class F, 7.4284% 4/30/39 (h)(n)		70,782	70,782
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		208,098	165,160
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	210,247
Class O, 5.91% 11/15/31 (h)		179,888	58,797
Series 2004-IQ7 Class E, 5.3978% 6/15/38 (h)(n)		120,000	126,476
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,546,101
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (n)		1,000,000	1,041,442
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (n)		492,570	526,560
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	782,850
Series 2006-T23 Class A3, 5.8071% 8/12/41 (n)		972,000	983,398
Series 2007-HQ12 Class A2, 5.6007% 4/12/49 (n)		7,236,977	7,310,295
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)		2,852,000	3,160,743
Class B, 5.7406% 4/15/49 (n)		469,000	98,502
Series 2011-C1:
Class C, 5.2519% 9/15/47 (h)(n)		970,000	1,063,670
Class D, 5.2519% 9/15/47 (h)(n)		1,760,000	1,897,970
Class E, 5.2519% 9/15/47 (h)(n)		573,100	589,324
Series 2011-C2:
Class D, 5.3056% 6/15/44 (h)(n)		580,000	612,072
Class E, 5.3056% 6/15/44 (h)(n)		600,000	605,685
Class F, 5.3056% 6/15/44 (h)(n)		550,000	501,608
Class XB, 0.4595% 6/15/44 (h)(n)(p)		9,001,008	288,284
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C3:
Class C, 5.1828% 7/15/49 (h)(n)		$ 1,000,000	$ 1,063,985
Class D, 5.1828% 7/15/49 (h)(n)		1,130,000	1,168,347
Class E, 5.1828% 7/15/49 (h)(n)		400,000	403,459
Series 2012-C4 Class D, 5.5254% 3/15/45 (h)(n)		330,000	347,721
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9093% 2/23/34 (n)		386,009	406,068
Series 2001-TOP3 Class E, 7.4233% 7/15/33 (h)(n)		150,000	153,085
Series 2003-TOP9 Class E, 5.4419% 11/13/36 (h)(n)		78,000	80,252
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (h)		273,000	309,785
Class D, 6.45% 1/22/26 (h)		740,731	829,989
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		896,801	1,139,117
RBSCF Trust Series 2010-MB1 Class D, 4.6866% 4/15/24 (h)(n)		1,238,000	1,278,770
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	94,935
Class G, 4.456% 9/12/38 (h)	CAD	54,000	46,906
Class H, 4.456% 9/12/38 (h)	CAD	36,000	30,617
Class J, 4.456% 9/12/38 (h)	CAD	36,000	29,193
Class K, 4.456% 9/12/38 (h)	CAD	18,000	13,960
Class L, 4.456% 9/12/38 (h)	CAD	26,000	18,456
Class M, 4.456% 9/12/38 (h)	CAD	104,391	58,831
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	110,784
Class G, 4.57% 4/12/23	CAD	42,000	35,903
Class H, 4.57% 4/12/23	CAD	42,000	34,914
Class J, 4.57% 4/12/23	CAD	42,000	33,957
Class K, 4.57% 4/12/23	CAD	21,000	16,516
Class L, 4.57% 4/12/23	CAD	63,000	48,206
Class M, 4.57% 4/12/23	CAD	185,000	109,914
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(n)		435	435
Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	103,342
SCG Trust Series 2013-SRP1 Class D, 3.5037% 11/15/26 (h)(n)		880,000	850,433
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5492% 8/15/39 (n)		170,000	181,138
Series 2007-C4 Class F, 5.5492% 8/15/39 (n)		820,000	617,071
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		$ 270,000	$ 276,110
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7295% 7/15/24 (h)(n)		110,000	99,000
Class G, 0.7295% 7/15/24 (h)(n)		200,000	174,000
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(n)		310,000	285,680
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(n)		970,000	861,526
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(n)		284,000	325,028
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (h)(n)		1,299,000	1,196,300
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	205,406
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (h)(n)		1,431,439	1,422,492
Class G, 0.5145% 9/15/21 (h)(n)		1,779,101	1,743,519
Class J, 0.7545% 9/15/21 (h)(n)		395,545	348,080
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (h)(n)		4,565,501	4,165,517
Class LXR1, 0.8545% 6/15/20 (h)(n)		233,698	221,755
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,978,642	9,830,849
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,988,618
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	49,385,610
Series 2007-C32 Class A3, 5.7499% 6/15/49 (n)		19,449,000	21,601,318
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (n)		11,720,000	12,932,000
Class A5, 5.9216% 2/15/51 (n)		19,259,000	21,725,693
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	340,243
Series 2004-C11:
Class D, 5.3761% 1/15/41 (n)		360,000	368,280
Class E, 5.4261% 1/15/41 (n)		327,000	333,905
Series 2004-C12 Class D, 5.3124% 7/15/41 (n)		280,000	282,635
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	262,357
Class C, 5.21% 8/15/41		170,000	172,444
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (h)(n)		500,000	513,856
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,961,753
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3811% 12/15/44 (n)		$ 4,218,000	$ 4,141,713
Class F, 5.3811% 12/15/44 (h)(n)		3,171,000	761,082
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)		7,870,000	8,461,383
Series 2006-C27 Class A1A, 5.749% 7/15/45 (n)		22,018,160	24,070,164
Series 2007-C30 Class XP, 0.4783% 12/15/43 (h)(n)(p)		14,469,363	3,095
Series 2007-C31 Class C, 5.672% 4/15/47 (n)		522,000	432,428
Series 2007-C32:
Class D, 5.7499% 6/15/49 (n)		1,431,000	646,545
Class E, 5.7499% 6/15/49 (n)		2,252,000	761,928
Series 2007-WHL8 Class D, 0.4545% 6/15/20 (n)		9,900,000	9,502,911
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (h)(n)(p)		20,614,217	719,498
Series 2012-LC5:
Class C, 4.693% 10/15/45 (n)		569,000	577,560
Class D, 4.7788% 10/15/45 (h)(n)		1,621,000	1,536,447
Series 2013-LC12 Class C, 4.4405% 7/15/46 (n)		600,000	582,758
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	387,733
Class D, 5.548% 3/15/44 (h)(n)		230,000	238,376
Class E, 5% 3/15/44 (h)		890,000	801,796
Series 2011-C4 Class E, 5.2475% 6/15/44 (h)(n)		320,000	320,053
Series 2011-C5:
Class C, 5.636% 11/15/44 (h)(n)		260,000	286,404
Class D, 5.636% 11/15/44 (h)(n)		600,000	646,868
Class E, 5.636% 11/15/44 (h)(n)		590,000	613,072
Class F, 5.25% 11/15/44 (h)(n)		933,000	850,346
Class XA, 2.0291% 11/15/44 (h)(n)(p)		5,067,982	507,766
Series 2012-C10:
Class D, 4.4599% 12/15/45 (h)(n)		380,000	347,353
Class E, 4.4599% 12/15/45 (h)(n)		1,190,000	965,122
Series 2012-C6 Class D, 5.5625% 4/15/45 (h)(n)		540,000	542,116
Series 2012-C7:
Class C, 4.8475% 6/15/45 (n)		1,270,000	1,308,969
Class E, 4.8475% 6/15/45 (h)(n)		890,000	849,070
Series 2012-C8 Class D, 4.8781% 8/15/45 (h)(n)		650,000	657,954
Series 2013-C11:
Class D, 4.1839% 3/15/45 (h)(n)		870,000	786,952
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-C11:
Class E, 4.1839% 3/15/45 (h)(n)		$ 1,750,000	$ 1,390,806
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(n)		600,000	531,549
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $829,245,134)			906,407,589
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)		3,300,000	3,364,515
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,564,462
7.3% 10/1/39		18,415,000	24,778,672
7.5% 4/1/34		9,105,000	12,355,758
7.6% 11/1/40		12,540,000	17,678,516
7.625% 3/1/40		5,410,000	7,545,543
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,519,486
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,597,989
Series 2012 B, 5.432% 1/1/42		3,285,000	2,921,876
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		63,045,000	61,964,409
Series 2010, 4.421% 1/1/15		6,825,000	7,035,688
Series 2010-1, 6.63% 2/1/35		11,945,000	13,203,167
Series 2010-3:
5.547% 4/1/19		330,000	361,287
6.725% 4/1/35		17,810,000	19,836,956
7.35% 7/1/35		8,165,000	9,540,721
Series 2011:
4.961% 3/1/16		1,035,000	1,099,056
5.665% 3/1/18		9,095,000	10,092,176
5.877% 3/1/19		25,950,000	29,116,679
Series 2013:
2.69% 12/1/17		3,365,000	3,400,871
3.14% 12/1/18		3,490,000	3,500,156
TOTAL MUNICIPAL SECURITIES (Cost $243,380,133)			250,477,983
Foreign Government and Government Agency Obligations - 2.5%
		Principal Amount (e)	Value
Argentine Republic:
2.5% 12/31/38 (f)		$ 2,330,000	$ 891,225
7% 10/3/15		6,400,000	5,991,822
8.28% 12/31/33		2,771,829	2,009,576
Aruba Government 4.625% 9/14/23 (h)		560,000	532,000
Bahamian Republic 6.95% 11/20/29 (h)		855,000	911,430
Bahrain Kingdom:
5.5% 3/31/20		375,000	407,325
6.125% 8/1/23 (h)		580,000	639,450
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,965,000	11,170,594
5.75% 9/26/23 (h)		10,378,000	10,572,588
Barbados Government 7% 8/4/22 (h)		400,000	342,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,935,000	3,954,675
8.95% 1/26/18		1,015,000	1,030,225
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,629,813
5.625% 1/7/41		13,235,000	13,003,388
7.125% 1/20/37		1,875,000	2,182,031
8.25% 1/20/34		1,385,000	1,790,113
12.25% 3/6/30		1,225,000	2,082,500
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		1,150,000	954,500
City of Buenos Aires 12.5% 4/6/15 (h)		1,750,000	1,771,000
Colombian Republic:
6.125% 1/18/41		1,985,000	2,168,613
7.375% 9/18/37		1,680,000	2,095,800
10.375% 1/28/33		2,100,000	3,097,500
Congo Republic 3.5% 6/30/29 (f)		3,303,153	2,939,806
Costa Rican Republic:
4.25% 1/26/23 (h)		1,600,000	1,480,000
4.375% 4/30/25 (h)		890,000	796,550
5.625% 4/30/43 (h)		490,000	414,050
Croatia Republic:
5.5% 4/4/23 (h)		1,710,000	1,727,100
6% 1/26/24 (h)		1,150,000	1,186,225
6.25% 4/27/17 (h)		1,460,000	1,576,800
6.375% 3/24/21 (h)		1,550,000	1,674,000
6.625% 7/14/20 (h)		1,670,000	1,832,825
6.75% 11/5/19 (h)		2,050,000	2,270,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		$ 975,000	$ 972,563
5.875% 7/25/22		450,000	448,875
6% 1/14/19 (h)		900,000	945,000
6.25% 10/4/20 (h)		2,130,000	2,236,500
6.25% 7/27/21 (h)		1,410,000	1,469,925
7.4% 1/22/15 (h)		1,455,000	1,505,925
7.4% 1/22/15 (Reg.S)		100,000	103,500
Dominican Republic:
1.1593% 8/30/24 (n)		1,600,000	1,368,000
5.875% 4/18/24 (h)		570,000	555,038
5.875% 4/18/24		585,000	569,644
7.5% 5/6/21 (h)		2,030,000	2,243,150
9.04% 1/23/18 (h)		1,228,506	1,348,285
El Salvador Republic:
7.625% 2/1/41 (h)		675,000	624,375
7.65% 6/15/35 (Reg. S)		1,165,000	1,118,400
8.25% 4/10/32 (Reg. S)		575,000	583,625
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		800,000	825,120
Gabonese Republic 6.375% 12/12/24 (h)		931,000	954,275
Georgia Republic 6.875% 4/12/21 (h)		720,000	788,400
German Federal Republic 2.5% 7/4/44	EUR	350,000	485,603
Guatemalan Republic 5.75% 6/6/22 (h)		555,000	582,750
Hungarian Republic:
4.125% 2/19/18		1,976,000	2,005,640
5.75% 11/22/23		1,910,000	1,964,913
6.375% 3/29/21		1,265,000	1,385,175
7.625% 3/29/41		2,240,000	2,525,600
Indonesian Republic:
3.375% 4/15/23 (h)		555,000	498,113
4.875% 5/5/21 (h)		1,260,000	1,300,950
5.25% 1/17/42 (h)		715,000	650,650
5.375% 10/17/23		400,000	417,520
5.875% 3/13/20 (h)		1,260,000	1,386,000
6.625% 2/17/37 (h)		950,000	1,007,000
6.75% 1/15/44 (h)		890,000	961,200
7.75% 1/17/38 (h)		1,450,000	1,721,875
8.5% 10/12/35 (Reg. S)		1,860,000	2,348,250
11.625% 3/4/19 (h)		1,435,000	1,939,044
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		3,220,000	3,268,300
7.125% 3/31/16 (Reg. S)		100,000	101,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Ivory Coast 7.7743% 12/31/32 (f)		$ 2,350,000	$ 2,076,813
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,224,270
Latvian Republic:
2.75% 1/12/20 (h)		1,000,000	975,000
5.25% 2/22/17 (h)		550,000	602,800
5.25% 6/16/21 (h)		305,000	335,500
Lebanese Republic:
4% 12/31/17		3,978,000	3,948,165
4.75% 11/2/16		1,785,000	1,787,678
5.15% 11/12/18		1,190,000	1,178,219
5.45% 11/28/19		1,555,000	1,531,675
6.375% 3/9/20		1,180,000	1,216,816
Lithuanian Republic:
6.125% 3/9/21 (h)		1,960,000	2,263,212
6.625% 2/1/22 (h)		1,940,000	2,303,750
7.375% 2/11/20 (h)		1,565,000	1,909,300
Mongolian People's Republic:
4.125% 1/5/18 (h)		400,000	360,000
5.125% 12/5/22 (h)		600,000	480,000
Moroccan Kingdom:
4.25% 12/11/22 (h)		1,800,000	1,741,500
5.5% 12/11/42 (h)		600,000	549,900
Panamanian Republic:
4.3% 4/29/53		830,000	658,190
6.7% 1/26/36		1,570,000	1,807,463
8.875% 9/30/27		1,335,000	1,817,269
9.375% 4/1/29		700,000	983,500
Peruvian Republic:
4% 3/7/27 (f)		1,360,000	1,360,000
5.625% 11/18/50		555,000	574,425
7.35% 7/21/25		700,000	892,500
8.75% 11/21/33		2,405,000	3,463,200
Philippine Republic:
6.375% 1/15/32		395,000	481,406
7.75% 1/14/31		1,655,000	2,259,075
9.5% 2/2/30		1,685,000	2,607,538
10.625% 3/16/25		1,210,000	1,884,575
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,190,000	1,142,400
5.95% 8/22/23 (h)		685,000	698,700
5.95% 8/22/23		400,000	408,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Polish Government:
3% 3/17/23		$ 1,465,000	$ 1,375,269
5% 3/23/22		1,805,000	1,980,988
6.375% 7/15/19		790,000	940,100
Provincia de Cordoba 12.375% 8/17/17 (h)		1,775,000	1,517,625
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,271,600	1,227,094
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,348,438
Republic of Armenia 6% 9/30/20 (h)		2,655,000	2,721,375
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,312,500
Republic of Namibia 5.5% 11/3/21 (h)		740,000	760,350
Republic of Nigeria:
5.125% 7/12/18 (h)		980,000	989,800
6.375% 7/12/23 (h)		475,000	479,750
6.75% 1/28/21 (h)		615,000	648,825
Republic of Paraguay 4.625% 1/25/23 (h)		425,000	419,900
Republic of Serbia:
4.875% 2/25/20 (h)		790,000	783,088
5.25% 11/21/17 (h)		965,000	1,003,600
5.875% 12/3/18 (h)		2,180,000	2,299,900
6.75% 11/1/24 (h)		2,543,291	2,568,723
7.25% 9/28/21 (h)		1,450,000	1,604,063
Republic of Zambia 5.375% 9/20/22 (h)		800,000	668,000
Romanian Republic:
4.375% 8/22/23 (h)		1,796,000	1,778,040
6.125% 1/22/44 (h)		1,472,000	1,532,720
6.75% 2/7/22 (h)		2,872,000	3,363,830
6.75% 2/7/22		50,000	58,563
Russian Federation:
4.875% 9/16/23 (h)		400,000	406,200
5.625% 4/4/42 (h)		600,000	592,500
5.875% 9/16/43 (h)		600,000	606,000
7.5% 3/31/30 (Reg. S)		4,380,805	5,081,734
12.75% 6/24/28 (Reg. S)		2,775,000	4,689,750
Slovakia Republic 4.375% 5/21/22 (h)		700,000	750,750
South African Republic 5.875% 9/16/25		1,265,000	1,353,550
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,425,000	1,346,625
5.45% 2/9/17 (Reg. S)		455,000	481,163
Turkish Republic:
5.125% 3/25/22		515,000	513,713
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Turkish Republic: - continued
5.625% 3/30/21		$ 815,000	$ 848,415
6% 1/14/41		820,000	773,670
6.25% 9/26/22		680,000	728,620
6.75% 4/3/18		1,075,000	1,192,175
6.75% 5/30/40		975,000	1,010,100
6.875% 3/17/36		1,795,000	1,895,969
7% 3/11/19		685,000	769,598
7.25% 3/5/38		1,150,000	1,265,000
7.375% 2/5/25		1,695,000	1,918,740
7.5% 11/7/19		695,000	799,945
8% 2/14/34		570,000	675,165
11.875% 1/15/30		480,000	753,024
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		1,690,000	1,423,825
Ukraine Government:
6.25% 6/17/16 (h)		1,155,000	1,030,838
6.75% 11/14/17 (h)		770,000	680,680
7.5% 4/17/23 (Reg. S)		450,000	396,000
7.75% 9/23/20 (h)		1,280,000	1,139,200
7.8% 11/28/22 (h)		1,000,000	880,000
7.8% 11/28/22		325,000	286,000
7.95% 6/4/14 (h)		2,270,000	2,156,500
7.95% 6/4/14 (Reg.S)		1,160,000	1,102,000
7.95% 2/23/21 (h)		1,425,000	1,264,688
9.25% 7/24/17 (h)		2,350,000	2,185,500
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	674,438
United Kingdom, Great Britain and Northern Ireland 4.5% 9/7/34	GBP	260,000	507,064
United Mexican States:
4% 10/2/23		28,314,000	28,667,925
4.75% 3/8/44		13,662,000	12,739,815
5.75% 10/12/2110		216,000	205,200
6.05% 1/11/40		1,116,000	1,248,804
6.75% 9/27/34		800,000	970,000
7.5% 4/8/33		360,000	467,100
8.3% 8/15/31		420,000	583,800
United Republic of Tanzania 6.3921% 3/9/20 (n)		1,155,000	1,183,875
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,420,000	4,330,575
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		300,000	250,500
6% 12/9/20		480,000	309,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Venezuelan Republic: - continued
7% 3/31/38		$ 395,000	$ 236,013
8.5% 10/8/14		1,855,000	1,813,263
9% 5/7/23 (Reg. S)		1,585,000	1,117,425
9.25% 5/7/28 (Reg. S)		630,000	443,205
9.375% 1/13/34		455,000	323,050
11.75% 10/21/26 (Reg. S)		825,000	660,000
11.95% 8/5/31 (Reg. S)		1,825,000	1,460,000
12.75% 8/23/22		2,340,000	2,035,800
13.625% 8/15/18		1,318,000	1,245,510
Vietnamese Socialist Republic:
1.25% 3/12/16 (n)		641,304	564,348
4% 3/12/28 (f)		4,441,833	3,953,232
6.875% 1/15/16 (h)		1,980,000	2,121,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $316,725,295)			325,351,216
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $2,168,333)	EUR	1,650,000	2,380,237
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(h) (Cost $1,258,919)	1	110,691
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	243,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	$ 358,200
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	655,500
Series D, 7.50%	5,942	139,043
Boston Properties, Inc. 5.25%	17,500	366,800
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	192,460
Series E, 6.625%	25,000	582,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	232,900
Corporate Office Properties Trust:
Series H, 7.50%	5,000	124,950
Series L, 7.375%	12,221	306,014
CYS Investments, Inc. Series B, 7.50%	21,700	497,147
DDR Corp. Series K, 6.25%	17,823	395,136
Digital Realty Trust, Inc. Series E, 7.00%	10,000	240,500
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	441,333
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,333
First Potomac Realty Trust 7.75%	15,000	372,300
Hersha Hospitality Trust Series B, 8.00%	13,844	351,638
Hospitality Properties Trust Series D, 7.125%	10,000	249,900
LaSalle Hotel Properties Series H, 7.50%	10,000	252,500
PS Business Parks, Inc.:
Series R, 6.875%	10,000	253,100
Series S, 6.45%	21,000	496,020
Public Storage:
Series P, 6.50%	12,000	308,400
Series R, 6.35%	10,500	263,025
Series S, 5.90%	20,000	468,200
Realty Income Corp. Series F, 6.625%	12,000	300,120
Regency Centers Corp. Series 6, 6.625%	5,510	132,516
Retail Properties America, Inc. 7.00%	24,109	575,000
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	445,175
Stag Industrial, Inc. Series A, 9.00%	20,000	540,400
Sun Communities, Inc. Series A, 7.125%	14,801	356,112
Taubman Centers, Inc. Series J, 6.50%	11,338	264,402
		10,402,124
TOTAL PREFERRED STOCKS (Cost $10,889,425)		10,645,124
Bank Loan Obligations - 0.6%
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (n)	$ 545,000	$ 545,709
Automobiles - 0.0%
Chrysler Group LLC:
term loan 3.25% 12/31/18 (n)	1,110,000	1,107,225
Tranche B, term loan 3.5% 5/24/17 (n)	370,000	370,463
		1,477,688
Hotels, Restaurants & Leisure - 0.1%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (n)	3,075,000	3,071,156
Extended Stay America, Inc. REL 9.625% 12/1/19	337,963	348,102
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (n)	196,000	199,430
5.5% 11/21/19 (n)	84,000	85,470
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (n)	2,236,053	2,247,233
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (n)	431,355	432,433
Tranche B, term loan 11.375% 7/6/14 (n)	323,518	324,327
Tranche D, term loan 14.9% 7/6/14 (n)	650,000	653,250
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 2/21/21 (q)	665,000	666,663
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (n)	575,000	575,719
		8,603,783
Media - 0.0%
Clear Channel Communications, Inc. Tranche D, term loan 6.9045% 1/30/19 (n)	4,105,000	4,038,294
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (n)	560,000	562,100
		4,600,394
TOTAL CONSUMER DISCRETIONARY		15,227,574
Bank Loan Obligations - continued
	Principal Amount (e)	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (n)	$ 260,000	$ 262,600
Tranche B 1LN, term loan 4.25% 2/18/21 (n)	525,000	525,000
		787,600
Food Products - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (n)	120,000	120,000
TOTAL CONSUMER STAPLES		907,600
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (n)	2,145,000	2,166,450
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (n)	2,205,000	2,251,967
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (n)	2,105,000	2,102,369
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (n)	4,280,000	4,461,900
Tranche B 1LN, term loan 3.875% 9/30/18 (n)	344,463	345,324
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (n)	1,775,550	1,779,989
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (n)	205,000	206,794
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (n)	145,000	146,088
		11,294,431
TOTAL ENERGY		13,460,881
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.5007% 2/1/20 (n)	449,463	453,957
Diversified Financial Services - 0.1%
Blackstone REL 9.98% 10/1/17	1,241,892	1,266,730
Bank Loan Obligations - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Delos Finance SARL Tranche B LN, term loan 2/27/21 (q)	$ 1,355,000	$ 1,360,081
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (n)	2,070,000	2,129,513
		4,756,324
Insurance - 0.0%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (n)	2,373,680	2,397,417
Tranche B 1LN, term loan 4.5% 11/30/19 (n)	707,624	707,624
		3,105,041
Real Estate Management & Development - 0.0%
CityCenter REL 8.74% 7/12/14 (n)	413,418	413,418
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (n)	1,337,300	1,350,673
		1,764,091
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (n)	44,663	44,997
TOTAL FINANCIALS		10,124,410
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (n)	615,000	620,381
Pharmaceuticals - 0.0%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 12/12/20 (n)	2,135,000	2,135,000
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (n)	125,000	126,875
Tranche B 1LN, term loan 4.25% 1/28/21 (n)	210,000	210,000
		2,471,875
TOTAL HEALTH CARE		3,092,256
Bank Loan Obligations - continued
	Principal Amount (e)	Value
INDUSTRIALS - 0.1%
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (n)	$ 1,155,000	$ 1,155,000
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (n)	40,000	40,100
		1,195,100
Commercial Services & Supplies - 0.1%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (n)	4,165,000	4,201,444
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (n)	2,587,065	2,596,223
Garda World Security Corp.:
term loan 4% 11/8/20 (n)	1,433,722	1,435,514
Tranche DD, term loan 4% 11/8/20 (n)	366,766	367,224
WTG Holdings III Corp.:
Tranche 2LN, term loan 8.5% 1/15/22 (n)	90,000	90,900
Tranche B 1LN, term loan 4.75% 1/15/21 (n)	95,000	95,238
		8,786,543
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (n)	523,300	516,759
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (n)	190,000	191,188
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (n)	745,000	745,000
		936,188
Industrial Conglomerates - 0.0%
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (n)	35,000	35,744
Tranche B 1LN, term loan 4.5% 11/21/20 (n)	45,000	45,281
		81,025
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (n)	700,000	702,625
TOTAL INDUSTRIALS		12,218,240
Bank Loan Obligations - continued
	Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (n)	$ 3,690,680	$ 3,721,608
Avaya, Inc. Tranche B 6LN, term loan 6.5% 3/31/18 (n)	2,770,000	2,762,687
		6,484,295
Computers & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (n)	2,685,000	2,681,778
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (n)	490,000	488,775
Internet Software & Services - 0.0%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/27/21 (n)	2,145,000	2,155,725
IT Services - 0.1%
First Data Corp. term loan 4.1555% 3/24/18 (n)	4,645,000	4,656,613
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche D, term loan 3.25% 1/11/20 (n)	2,094,750	2,094,750
TOTAL INFORMATION TECHNOLOGY		18,561,936
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (q)	295,000	296,106
4.25% 12/17/19 (n)	95,000	95,356
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (n)	895,000	893,881
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (n)	520,000	523,900
		1,809,243
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (n)	1,401,488	1,413,751
TOTAL MATERIALS		3,222,994
TOTAL BANK LOAN OBLIGATIONS (Cost $75,841,158)		76,815,891
Sovereign Loan Participations - 0.0%
	Principal Amount (e)	Value
Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (n)	$ 1,004,767	$ 949,505
Goldman Sachs 1.1875% 12/14/19 (n)	861,111	813,750
Mizuho 1.1875% 12/14/19 (n)	403,760	381,553
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,026,326)		2,144,808
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,346,961)	1,329,000	1,379,576
Fixed-Income Funds - 18.8%
	Shares
Fidelity Floating Rate Central Fund (o)	3,971,468	428,163,913
Fidelity Mortgage Backed Securities Central Fund (o)	18,772,317	2,011,078,323
TOTAL FIXED-INCOME FUNDS (Cost $2,234,797,328)		2,439,242,236
Preferred Securities - 0.2%
		Principal Amount (e)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)		$ 1,850,000	1,953,035
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		850,000	873,853
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (h)(i)		600,000	525,837
5.875% (Reg. S) (i)		200,000	175,279
			701,116
FINANCIALS - 0.1%
Capital Markets - 0.0%
UBS AG 4.75% 2/12/26 (Reg. S) (n)	EUR	1,500,000	2,149,784
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - 0.0%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (n)		$ 3,750,000	$ 4,438,444
Diversified Financial Services - 0.1%
Magnesita Finance Ltd. 8.625% (Reg. S) (i)		200,000	190,635
Vattenfall Treasury AB 5.25% (i)(n)	EUR	3,000,000	4,433,539
			4,624,174
Insurance - 0.0%
Allianz SE 4.75% (Reg. S) (i)(n)	EUR	1,100,000	1,623,012
TOTAL FINANCIALS			12,835,414
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (i)		100,000	101,604
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)		1,600,000	1,373,156
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.625% (Reg. S) (i)(n)		5,200,000	5,282,704
Multi-Utilities - 0.0%
RWE AG 4.625% (i)(n)	EUR	3,000,000	4,328,790
TOTAL UTILITIES			9,611,494
TOTAL PREFERRED SECURITIES (Cost $26,235,641)			27,449,672
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $312,112,405)	312,112,405	312,112,405
Cash Equivalents - 3.3%
	Maturity Amount (e)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) #(s) (Cost $430,975,000)	$ 430,976,796	430,975,000
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (e)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .75%	4/16/14	EUR	9,000,000	$ 21,758
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .75%	4/16/14	EUR	8,600,000	20,791
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .85%	4/16/14	EUR	9,200,000	9,820
TOTAL PURCHASED SWAPTIONS (Cost $110,786)				52,369
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $13,030,576,118)		13,616,616,793
NET OTHER ASSETS (LIABILITIES) (c) - (4.7)%		(612,277,409)
NET ASSETS - 100%		$ 13,004,339,384
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 3/1/44	$ (4,000,000)	(3,884,806)
3% 3/1/44	(9,000,000)	(8,740,813)
3% 3/1/44	(7,300,000)	(7,089,770)
3.5% 3/1/44	(21,000,000)	(21,284,989)
3.5% 3/1/44	(14,600,000)	(14,798,135)
4% 3/1/44	(3,100,000)	(3,248,703)
4% 3/1/44	(10,600,000)	(11,108,469)
TOTAL FANNIE MAE		(70,155,685)
TBA Sale Commitments - continued
	Principal Amount (e)	Value
Ginnie Mae
4% 3/1/44	$ (3,700,000)	$ (3,923,157)
TOTAL TBA SALE COMMITMENTS (Proceeds $73,858,061)		$ (74,078,842)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2014	$ 2,187,083	$ 55,585
46 TME 10 Year Canadian Note Contracts	June 2014	5,425,449	44,756
2 TSE 10 Year Japanese Government Bond Index Contracts	March 2014	2,852,903	19,052
TOTAL BOND INDEX CONTRACTS		10,465,435	119,393
Treasury Contracts
56 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	6,973,750	32,697
79 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	9,468,891	28,853
57 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	8,184,844	162,131
TOTAL TREASURY CONTRACTS		24,627,485	223,681
TOTAL PURCHASED		35,092,920	343,074
Sold
Bond Index Contracts
123 LIFFE Long Gilt Index Contracts (United Kingdom)	June 2014	22,539,259	(57,805)
82 LIFFE Medium Gilt Index Contracts (United Kingdom)	June 2014	15,013,814	(10,639)
TOTAL BOND INDEX CONTRACTS		37,553,073	(68,444)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Treasury Contracts
58 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	$ 7,717,625	$ (51,257)
TOTAL SOLD		45,270,698	(119,701)
		$ 80,363,618	$ 223,373
The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (e)	Unrealized Appreciation/ (Depreciation)
5/15/14	AUD	Citibank NA	Sell	150,000	$ 133,945	$ 791
5/15/14	CAD	Morgan Stanley Capital Svc LLC	Sell	105,000	94,648	(1)
5/15/14	EUR	Deutsche Bank AG	Sell	2,342,000	3,213,016	(19,625)
5/15/14	EUR	Goldman Sachs Bank USA	Sell	62,290,000	85,375,546	(602,759)
5/15/14	EUR	Morgan Stanley Capital Svc LLCrd	Sell	464,000	640,634	179
5/15/14	GBP	Barclays Bank PLC	Sell	46,963,000	78,134,269	(462,100)
5/15/14	GBP	Deutsche Bank AG	Buy	1,054,000	1,756,190	7,765
5/15/14	JPY	Citibank NA	Sell	15,000,000	147,179	(273)
						$ (1,076,023)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Sep. 2018	Credit Suisse Intl.	(1%)	EUR	3,500,000	$ (34,905)	$ (160,061)	$ (194,966)
Kering SA		Sep. 2018	Morgan Stanley Capital Svc LLC	(1%)	EUR	3,500,000	(73,241)	11,887	(61,354)
Santander Central Hispano Issuances Ltd		Dec. 2018	Citibank NA	(5%)	EUR	1,400,000	(313,363)	247,913	(65,450)
Valeo SA		Sep. 2018	Credit Suisse Intl.	(1%)	EUR	3,500,000	(62,660)	(77,679)	(140,339)
TOTAL BUY PROTECTION							(484,169)	22,060	(462,109)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%		22,651	(20,921)	0	(20,921)
TOTAL CREDIT DEFAULT SWAPS							$ (505,090)	$ 22,060	$ (483,030)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes cash collateral of $200 from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,254,319,648 or 9.6% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,035,466.

(l) Security or a portion of the security has been segregated as collateral for open foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $367,509.

(m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $139,956.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $244,297 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 238,619
(s) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$430,975,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 427,198,962
Mizuho Securities USA, Inc.	3,776,038
$ 430,975,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,228
Fidelity Floating Rate Central Fund	10,455,797
Fidelity Mortgage Backed Securities Central Fund	27,221,513
Total	$ 37,888,538
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 10,455,797	$ -	$ 428,163,913	30.7%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	27,221,513	697,788,910	2,011,078,323	19.7%
Total	$ 3,052,790,141	$ 37,677,310	$ 697,788,910	$ 2,439,242,236
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,645,124	$ 10,402,124	$ 243,000	$ -
Telecommun- ication Services	110,691	-	-	110,691
Corporate Bonds	4,616,888,511	-	4,616,871,586	16,925
U.S. Government and Government Agency Obligations	3,423,386,029	-	3,423,386,029	-
U.S. Government Agency - Mortgage Securities	470,941,794	-	470,941,794	-
Asset-Backed Securities	164,190,119	-	157,795,518	6,394,601
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 155,665,543	$ -	$ 154,942,028	$ 723,515
Commercial Mortgage Securities	906,407,589	-	901,491,673	4,915,916
Municipal Securities	250,477,983	-	250,477,983	-
Foreign Government and Government Agency Obligations	325,351,216	-	323,991,216	1,360,000
Supranational Obligations	2,380,237	-	2,380,237	-
Bank Loan Obligations	76,815,891	-	73,377,631	3,438,260
Sovereign Loan Participations	2,144,808	-	-	2,144,808
Bank Notes	1,379,576	-	1,379,576	-
Fixed-Income Funds	2,439,242,236	2,439,242,236	-	-
Preferred Securities	27,449,672	-	27,449,672	-
Money Market Funds	312,112,405	312,112,405	-	-
Cash Equivalents	430,975,000	-	430,975,000	-
Purchased Swaptions	52,369	-	52,369	-
Total Investments in Securities:	$ 13,616,616,793	$ 2,761,756,765	$ 10,835,755,312	$ 19,104,716
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 8,735	$ -	$ 8,735	$ -
Futures Contracts	343,074	343,074	-	-
Total Assets	$ 351,809	$ 343,074	$ 8,735	$ -
Liabilities
Foreign Currency Contracts	$ (1,084,758)	$ -	$ (1,084,758)	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Liabilities
Futures Contracts	$ (119,701)	$ (119,701)	$ -	$ -
Swaps	(505,090)	-	(505,090)	-
Total Liabilities	$ (1,709,549)	$ (119,701)	$ (1,589,848)	$ -
Total Other Derivative Instruments:	$ (1,357,740)	$ 223,373	$ (1,581,113)	$ -
Other Financial Instruments:
TBA Sale Commit- ments	$ (74,078,842)	$ -	$ (74,078,842)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 52,369	$ -
Swaps (d)	-	(505,090)
Total Credit Risk	52,369	(505,090)
Foreign Exchange Risk
Foreign Currency Contracts (a)	8,735	(1,084,758)
Interest Rate Risk
Futures Contracts (b)	343,074	(119,701)
Total Value of Derivatives	$ 404,178	$ (1,709,549)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.
(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.4%
United Kingdom	2.4%
Mexico	1.7%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	5.3%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of any investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014
Assets
Investment in securities, at value (including securities loaned of $422,197,918 and repurchase agreements of $430,975,000) - See accompanying schedule: Unaffiliated issuers (cost $10,483,666,385)	$ 10,865,262,152
Fidelity Central Funds (cost $2,546,909,733)	2,751,354,641
Total Investments (cost $13,030,576,118)		$ 13,616,616,793
Cash		2,593,799
Foreign currency held at value (cost $2,201,294)		2,212,552
Receivable for investments sold, regular delivery		25,895,310
Receivable for TBA sale commitments		73,858,061
Unrealized appreciation on foreign currency contracts		8,735
Receivable for swaps		77
Receivable for fund shares sold		15,102,595
Dividends receivable		17,595
Interest receivable		84,594,247
Distributions receivable from Fidelity Central Funds		20,247
Receivable for daily variation margin for derivative instruments		43,527
Receivable from investment adviser for expense reductions		2,056
Other receivables		85,547
Total assets		13,821,051,141

Liabilities
Payable for investments purchased Regular delivery	$ 138,544,311
Delayed delivery	155,139,699
TBA sale commitments, at value	74,078,842
Unrealized depreciation on foreign currency contracts	1,084,758
Payable for fund shares redeemed	9,984,091
Distributions payable	1,264,893
Bi-lateral OTC swaps, at value	505,090
Accrued management fee	3,342,337
Distribution and service plan fees payable	179,549
Other affiliated payables	1,537,186
Other payables and accrued expenses	75,801
Collateral on securities loaned, at value	430,975,200
Total liabilities		816,711,757

Net Assets		$ 13,004,339,384
Net Assets consist of:
Paid in capital		$ 12,717,546,408
Undistributed net investment income		39,376,719
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(337,189,824)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		584,606,081
Net Assets		$ 13,004,339,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($513,803,879 ÷ 48,357,698 shares)	$ 10.63

Maximum offering price per share (100/96.00 of $10.63)	$ 11.07
Class T: Net Asset Value and redemption price per share ($46,419,398 ÷ 4,376,078 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class B: Net Asset Value and offering price per share ($4,630,055 ÷ 435,637 shares)A	$ 10.63

Class C: Net Asset Value and offering price per share ($69,932,375 ÷ 6,582,533 shares)A	$ 10.62

Total Bond: Net Asset Value, offering price and redemption price per share ($12,125,343,886 ÷ 1,141,387,525 shares)	$ 10.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($244,209,791 ÷ 23,022,310 shares)	$ 10.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2014

Investment Income
Dividends		$ 826,637
Interest		191,421,021
Income from Fidelity Central Funds		37,888,538
Total income		230,136,196

Expenses
Management fee	$ 19,574,986
Transfer agent fees	6,594,353
Distribution and service plan fees	1,097,745
Fund wide operations fee	2,362,309
Independent trustees' compensation	24,051
Miscellaneous	10,738
Total expenses before reductions	29,664,182
Expense reductions	(22,419)	29,641,763
Net investment income (loss)		200,494,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,497,770
Fidelity Central Funds	702,594
Foreign currency transactions	(8,872,203)
Futures contracts	9,928
Swaps	(229,685)
Total net realized gain (loss)		20,108,404
Change in net unrealized appreciation (depreciation) on: Investment securities	276,761,076
Assets and liabilities in foreign currencies	(954,014)
Futures contracts	223,373
Swaps	(472,664)
Delayed delivery commitments	(797,996)
Total change in net unrealized appreciation (depreciation)		274,759,775
Net gain (loss)		294,868,179
Net increase (decrease) in net assets resulting from operations		$ 495,362,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 200,494,433	$ 379,026,725
Net realized gain (loss)	20,108,404	99,144,557
Change in net unrealized appreciation (depreciation)	274,759,775	(687,577,196)
Net increase (decrease) in net assets resulting from operations	495,362,612	(209,405,914)
Distributions to shareholders from net investment income	(188,031,721)	(361,890,942)
Distributions to shareholders from net realized gain	(128,031,273)	(483,153,308)
Total distributions	(316,062,994)	(845,044,250)
Share transactions - net increase (decrease)	397,184,909	(1,894,878,488)
Total increase (decrease) in net assets	576,484,527	(2,949,328,652)

Net Assets
Beginning of period	12,427,854,857	15,377,183,509
End of period (including undistributed net investment income of $39,376,719 and undistributed net investment income of $26,914,007, respectively)	$ 13,004,339,384	$ 12,427,854,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.152	.263	.322	.381	.428	.494
Net realized and unrealized gain (loss)	.249	(.468)	.438	.187	.778	.231
Total from investment operations	.401	(.205)	.760	.568	1.206	.725
Distributions from net investment income	(.142)	(.250)	(.335)	(.367)	(.402)	(.447)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.251)	(.605)	(.510)	(.578)	(.436)	(.515)
Net asset value, end of period	$ 10.63	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return B, C, D	3.87%	(1.94)%	7.11%	5.35%	11.97%	7.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.79%	.82%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.78% A	.79%	.82%	.83%	.82%	.80%
Expenses net of all reductions	.78% A	.79%	.82%	.83%	.82%	.80%
Net investment income (loss)	2.92% A	2.41%	2.92%	3.50%	4.00%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 513,804	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.152	.265	.328	.386	.426	.488
Net realized and unrealized gain (loss)	.249	(.477)	.433	.186	.778	.233
Total from investment operations	.401	(.212)	.761	.572	1.204	.721
Distributions from net investment income	(.142)	(.253)	(.336)	(.371)	(.400)	(.443)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.251)	(.608)	(.511)	(.582)	(.434)	(.511)
Net asset value, end of period	$ 10.61	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Total Return B, C, D	3.88%	(2.01)%	7.14%	5.39%	11.97%	7.74%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.76%	.77%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.78% A	.76%	.77%	.80%	.82%	.85%
Expenses net of all reductions	.78% A	.76%	.77%	.80%	.82%	.85%
Net investment income (loss)	2.92% A	2.44%	2.97%	3.54%	4.01%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,419	$ 52,848	$ 59,896	$ 60,500	$ 71,349	$ 48,090
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized.C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.116	.189	.247	.307	.351	.423
Net realized and unrealized gain (loss)	.248	(.469)	.434	.177	.787	.233
Total from investment operations	.364	(.280)	.681	.484	1.138	.656
Distributions from net investment income	(.105)	(.175)	(.256)	(.293)	(.324)	(.378)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.214)	(.530)	(.431)	(.504)	(.358)	(.446)
Net asset value, end of period	$ 10.63	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Total Return B, C, D	3.51%	(2.61)%	6.36%	4.54%	11.26%	7.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.49% A	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.49% A	1.48%	1.50%	1.52%	1.53%	1.53%
Net investment income (loss)	2.21% A	1.73%	2.24%	2.82%	3.29%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,630	$ 7,112	$ 11,515	$ 9,225	$ 13,017	$ 9,054
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.112	.185	.246	.308	.354	.425
Net realized and unrealized gain (loss)	.239	(.469)	.434	.187	.778	.232
Total from investment operations	.351	(.284)	.680	.495	1.132	.657
Distributions from net investment income	(.102)	(.171)	(.255)	(.294)	(.328)	(.379)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.211)	(.526)	(.430)	(.505)	(.362)	(.447)
Net asset value, end of period	$ 10.62	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return B, C, D	3.38%	(2.65)%	6.34%	4.65%	11.20%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.55% A	1.51%	1.51%	1.51%	1.50%	1.52%
Net investment income (loss)	2.15% A	1.69%	2.23%	2.83%	3.32%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,932	$ 79,711	$ 102,385	$ 63,867	$ 91,439	$ 55,958
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) D	.169	.300	.363	.423	.466	.527
Net realized and unrealized gain (loss)	.249	(.478)	.434	.187	.778	.232
Total from investment operations	.418	(.178)	.797	.610	1.244	.759
Distributions from net investment income	(.159)	(.287)	(.372)	(.409)	(.440)	(.481)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.268)	(.642)	(.547)	(.620)	(.474)	(.549)
Net asset value, end of period	$ 10.62	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return B, C	4.04%	(1.70)%	7.48%	5.76%	12.37%	8.17%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.25% A	2.75%	3.29%	3.89%	4.37%	5.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,125,344	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828
Portfolio turnover rate F	140% A	201%	155%	168% H	130%	104% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

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See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Income from Investment Operations
Net investment income (loss) D	.166	.295	.353	.413	.458	.518
Net realized and unrealized gain (loss)	.249	(.469)	.435	.178	.788	.224
Total from investment operations	.415	(.174)	.788	.591	1.246	.742
Distributions from net investment income	(.156)	(.281)	(.363)	(.400)	(.432)	(.474)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.265)	(.636)	(.538)	(.611)	(.466)	(.542)
Net asset value, end of period	$ 10.61	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Total Return B, C	4.02%	(1.67)%	7.40%	5.58%	12.41%	7.99%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.53%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.51% A	.51%	.53%	.54%	.52%	.53%
Expenses net of all reductions	.51% A	.51%	.53%	.54%	.52%	.53%
Net investment income (loss)	3.19% A	2.69%	3.20%	3.80%	4.30%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,210	$ 244,911	$ 596,238	$ 531,451	$ 509,388	$ 884,991
Portfolio turnover rate F	140% A	201%	155%	168% H	130%	104% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 611,776,793
Gross unrealized depreciation	(81,915,555)
Net unrealized appreciation (depreciation) on securities and other investments	$ 529,861,238

Tax cost	$ 13,086,755,555

The Fund elected to defer to its next fiscal year approximately $112,868,569 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may

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3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its

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Risk Exposures and the Use of Derivative Instruments - continued

exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (141,231)	$ (58,417)
Swaps	(229,685)	(472,664)
Total Credit Risk	(370,916)	(531,081)
Foreign Exchange Risk
Foreign Currency Contracts	(7,855,020)	(1,076,023)
Interest Rate Risk
Futures Contracts	9,928	223,373
Totals (a)	$ (8,216,008)	$ (1,383,731)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based

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4. Derivative Instruments - continued

Credit Default Swaps - continued

on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,856,415,118 and $1,794,836,462, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 646,966	$ 58,868
Class T	-%	.25%	59,733	1,319
Class B	.65%	.25%	26,187	19,045
Class C	.75%	.25%	364,859	70,070
			$ 1,097,745	$ 149,302

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,708
Class T	3,362
Class B*	19,620
Class C*	5,626
$ 46,316

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 457,039.18
Class T	42,348.18
Class B	6,646.23
Class C	66,933.18
Total Bond	5,835,777.10
Institutional Class	185,610.16
	$ 6,594,353

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,738 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $229,258.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $287.

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9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $22,132.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 6,982,751	$ 13,856,375
Class T	644,491	1,335,806
Class B	58,935	157,101
Class C	710,461	1,597,527
Total Bond	176,161,923	337,369,105
Institutional Class	3,473,160	7,575,028
Total	$ 188,031,721	$ 361,890,942
From net realized gain
Class A	$ 5,373,535	$ 20,687,431
Class T	488,998	1,928,191
Class B	67,567	349,359
Class C	778,077	3,423,874
Total Bond	118,942,382	440,267,458
Institutional Class	2,380,714	16,496,995
Total	$ 128,031,273	$ 483,153,308

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	9,380,395	20,952,007	$ 98,651,292	$ 228,985,405
Reinvestment of distributions	1,117,379	2,952,832	11,746,344	32,396,722
Shares redeemed	(11,513,928)	(31,575,631)	(121,075,458)	(343,352,591)
Net increase (decrease)	(1,016,154)	(7,670,792)	$ (10,677,822)	$ (81,970,464)
Class T
Shares sold	1,180,324	3,936,447	$ 12,403,423	$ 42,970,405
Reinvestment of distributions	99,822	275,892	1,048,108	3,021,149
Shares redeemed	(1,956,697)	(4,471,257)	(20,526,507)	(48,844,595)
Net increase (decrease)	(676,551)	(258,918)	$ (7,074,976)	$ (2,853,041)

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Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class B
Shares sold	5,411	106,348	$ 56,874	$ 1,174,070
Reinvestment of distributions	10,033	36,786	105,478	404,147
Shares redeemed	(258,443)	(484,181)	(2,719,128)	(5,268,286)
Net increase (decrease)	(242,999)	(341,047)	$ (2,556,776)	$ (3,690,069)
Class C
Shares sold	870,971	3,731,777	$ 9,158,411	$ 40,987,087
Reinvestment of distributions	121,620	401,639	1,277,592	4,409,431
Shares redeemed	(2,019,424)	(5,594,010)	(21,216,603)	(60,690,825)
Net increase (decrease)	(1,026,833)	(1,460,594)	$ (10,780,600)	$ (15,294,307)
Total Bond
Shares sold	174,763,082	366,265,927	$ 1,837,325,510	$ 4,002,072,041
Reinvestment of distributions	26,783,188	66,896,119	281,605,460	733,147,180
Shares redeemed	(160,526,486)	(569,816,178)	(1,686,679,762)	(6,201,278,267)
Net increase (decrease)	41,019,784	(136,654,132)	$ 432,251,208	$ (1,466,059,046)
Institutional Class
Shares sold	3,962,020	12,365,882	$ 41,609,131	$ 134,331,012
Reinvestment of distributions	514,257	2,076,800	5,400,907	22,818,644
Shares redeemed	(4,869,033)	(43,921,575)	(50,986,163)	(482,161,217)
Net increase (decrease)	(392,756)	(29,478,893)	$ (3,976,125)	$ (325,011,561)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 21, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATBI-USAN-0414
1.804584.109

Fidelity®

Total Bond

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.78%
Actual		$ 1,000.00	$ 1,038.70	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.78%
Actual		$ 1,000.00	$ 1,038.80	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class B	1.49%
Actual		$ 1,000.00	$ 1,035.10	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class C	1.55%
Actual		$ 1,000.00	$ 1,033.80	$ 7.82
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Total Bond	.45%
Actual		$ 1,000.00	$ 1,040.40	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,040.20	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 45.2%	U.S. Government and U.S. Government Agency Obligations 49.9%
AAA 3.9%	AAA 2.9%
AA 2.6%	AA 3.1%
A 9.6%	A 10.2%
BBB 24.1%	BBB 19.0%
BB and Below 11.4%	BB and Below 11.4%
Not Rated 1.3%	Not Rated 1.1%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.7	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.2	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014 *	As of August 31, 2013 **
Corporate Bonds 35.6%	Corporate Bonds 32.1%
U.S. Government and U.S. Government Agency Obligations 45.2%	U.S. Government and U.S. Government Agency Obligations 49.9%
Asset-Backed Securities 1.3%	Asset-Backed Securities 1.1%
CMOs and Other Mortgage Related Securities 7.7%	CMOs and Other Mortgage Related Securities 6.9%
Municipal Bonds 1.9%	Municipal Bonds 2.1%
Stocks 0.1%	Stocks 0.1%
Other Investments 6.4%	Other Investments 5.5%
Short-Term Investments and Net Other Assets (Liabilities) 1.8%	Short-Term Investments and Net Other Assets (Liabilities) 2.3%

* Foreign investments	10.6%	** Foreign investments	7.7%
* Futures and Swaps	(0.3)%	** Futures and Swaps	(0.4)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.5%
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.1%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 344,025
6.25% 3/15/21		3,295,000	3,525,650
Dana Holding Corp.:
5.375% 9/15/21		645,000	664,350
6% 9/15/23		645,000	667,575
6.5% 2/15/19		2,080,000	2,215,200
J.B. Poindexter & Co., Inc. 9% 4/1/22 (h)		1,900,000	2,033,000
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (h)		1,000,000	1,005,000
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (h)(n)		2,785,000	2,966,025
			13,420,825
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (h)		2,555,000	2,813,694
8.25% 6/15/21 (h)		2,590,000	2,926,700
Daimler Finance North America LLC 1.45% 8/1/16 (h)		7,526,000	7,597,076
General Motors Co.:
3.5% 10/2/18 (h)		3,635,000	3,753,138
6.25% 10/2/43 (h)		1,835,000	2,032,263
			19,122,871
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (h)		1,206,000	1,215,532
4.25% 6/15/23 (h)		8,466,000	8,691,263
5.75% 6/15/43 (h)		6,102,000	6,716,197
			16,622,992
Hotels, Restaurants & Leisure - 0.4%
Ameristar Casinos, Inc. 7.5% 4/15/21		5,045,000	5,486,438
FelCor Lodging LP:
5.625% 3/1/23		135,000	135,675
6.75% 6/1/19		475,000	510,625
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (h)		4,515,000	4,616,588
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (h)		1,620,000	1,713,150
MCE Finance Ltd. 5% 2/15/21 (h)		5,470,000	5,456,325
MGM Mirage, Inc.:
7.625% 1/15/17		2,355,000	2,678,813
8.625% 2/1/19		1,960,000	2,342,200
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
11.375% 3/1/18		$ 1,845,000	$ 2,393,888
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (h)		635,000	661,988
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,098,125
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,392,500
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (h)		1,775,000	1,888,156
11% 10/1/21 (h)		1,770,000	1,871,775
Playa Resorts Holding BV 8% 8/15/20 (h)		2,265,000	2,451,863
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	4,992,138
7.5% 10/15/27		1,885,000	2,073,500
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (h)		3,705,000	3,723,525
Times Square Hotel Trust 8.528% 8/1/26 (h)		797,976	1,027,517
			51,514,789
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,729,231
3.75% 3/1/19		1,430,000	1,444,300
4.375% 9/15/22		865,000	841,213
4.75% 2/15/23		805,000	788,900
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,714,488
4.5% 6/15/19		1,860,000	1,899,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		4,170,000	4,357,650
7.875% 8/15/19		1,760,000	1,944,800
8.5% 5/15/18 (f)		7,125,000	7,499,063
9.875% 8/15/19		2,460,000	2,773,650
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	9,061,850
10.75% 9/15/16		2,370,000	2,879,550
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers Finance Corp.:
4% 12/31/18		$ 1,935,000	$ 1,983,375
4.375% 4/15/23		4,755,000	4,600,463
			43,518,058
Leisure Equipment & Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21		1,055,000	1,072,144
Media - 2.0%
AMC Networks, Inc. 4.75% 12/15/22		1,960,000	1,969,800
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	659,011
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,948,313
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22 (h)		705,000	722,625
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		1,540,000	1,645,875
7% 1/15/19		5,660,000	5,992,525
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)		1,585,000	1,676,138
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (h)		2,020,000	2,014,950
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,150,000	1,139,938
5.5% 12/15/16		4,420,000	4,176,900
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,348,313
6.5% 11/15/22		1,525,000	1,624,125
Cogeco Cable, Inc. 4.875% 5/1/20 (h)		2,335,000	2,335,000
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,561,359
6.45% 3/15/37		2,196,000	2,702,955
COX Communications, Inc. 3.25% 12/15/22 (h)		4,795,000	4,512,200
Darling Escrow Corp. 5.375% 1/15/22 (h)		565,000	579,831
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,818,041
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,713,429
4.875% 4/1/43		4,194,000	4,067,178
6.35% 6/1/40		6,392,000	7,412,227
DISH DBS Corp. 4.25% 4/1/18		985,000	1,024,400
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (h)		$ 1,005,000	$ 1,042,688
5.375% 11/1/23 (h)		760,000	784,700
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (h)		1,100,000	1,243,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)		4,085,000	4,524,138
MDC Partners, Inc. 6.75% 4/1/20 (h)		760,000	811,300
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,280,400
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	5,407,621
News America, Inc.:
6.15% 3/1/37		4,759,000	5,491,239
6.15% 2/15/41		11,572,000	13,425,591
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		1,345,000	1,361,813
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		1,320,000	1,386,000
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,664,394
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (h)		2,205,000	2,315,250
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,687,236
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,068,939
4.5% 9/15/42		25,085,000	22,853,188
5.5% 9/1/41		5,332,000	5,528,879
5.85% 5/1/17		3,419,000	3,867,057
5.875% 11/15/40		4,872,000	5,258,467
6.75% 7/1/18		13,763,000	16,225,063
8.25% 4/1/19		18,366,000	23,127,239
Time Warner, Inc.:
5.875% 11/15/16		368,000	414,506
6.2% 3/15/40		11,792,000	13,509,882
6.5% 11/15/36		9,243,000	10,852,909
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,650,000	1,720,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)		785,000	812,475
5.625% 4/15/23 (Reg. S)	EUR	1,500,000	2,225,941
UPCB Finance V Ltd. 7.25% 11/15/21 (h)		725,000	799,313
Viacom, Inc.:
2.5% 9/1/18		1,478,000	1,508,936
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
4.375% 3/15/43		$ 2,063,000	$ 1,824,940
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (h)		3,025,000	3,244,313
			253,912,675
Multiline Retail - 0.0%
Marks & Spencer PLC 6.125% 12/6/21 (Reg. S)	GBP	625,000	1,171,997
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		1,955,000	2,023,425
Jaguar Land Rover PLC 4.125% 12/15/18 (h)		1,530,000	1,560,600
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		500,000	497,500
			4,081,525
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21 (h)		2,085,000	2,137,125
TOTAL CONSUMER DISCRETIONARY			406,575,001
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (h)		7,323,000	7,306,267
2.75% 4/1/23 (h)		7,651,000	7,131,742
7.25% 3/10/15	GBP	4,000,000	7,096,676
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)		10,217,000	10,479,505
			32,014,190
Food & Staples Retailing - 0.3%
Casino Guichard Perrachon SA 4.87% 12/31/49 (n)	EUR	1,500,000	2,101,921
CVS Caremark Corp.:
2.25% 12/5/18		8,524,000	8,595,653
4% 12/5/23		8,525,000	8,745,576
DS Waters of America, Inc. 10% 9/1/21 (h)		890,000	983,450
ESAL GmbH 6.25% 2/5/23 (h)		5,205,000	4,840,650
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)		4,330,000	4,319,175
SUPERVALU, Inc. 6.75% 6/1/21		890,000	894,450
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,636,311
			33,117,186
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,604,088
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
3.2% 1/25/23		$ 5,362,000	$ 5,099,766
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		2,100,000	2,231,250
Gruma S.A.B. de CV 7.75% (Reg. S) (i)		2,005,000	2,010,013
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (h)		1,785,000	1,887,638
8.25% 2/1/20 (h)		1,510,000	1,653,450
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		360,000	326,700
			17,812,905
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		3,010,000	2,949,800
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	8,978,536
4% 1/31/24		6,408,000	6,409,538
4.25% 8/9/42		9,573,000	8,443,491
4.75% 5/5/21		7,000,000	7,645,274
5.375% 1/31/44		10,973,000	11,456,174
9.7% 11/10/18		7,983,000	10,614,819
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,005,900
4.75% 11/1/42		11,385,000	10,698,154
6.15% 9/15/43		4,511,000	5,091,128
6.75% 6/15/17		3,719,000	4,305,386
7.25% 6/15/37		5,056,000	6,220,806
			86,869,206
TOTAL CONSUMER STAPLES			172,763,287
ENERGY - 5.0%
Energy Equipment & Services - 0.6%
Basic Energy Services, Inc. 7.75% 2/15/19		2,920,000	3,117,100
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,335,600
DCP Midstream LLC:
4.75% 9/30/21 (h)		11,333,000	11,655,719
5.35% 3/15/20 (h)		8,816,000	9,536,029
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		$ 10,806,000	$ 11,339,017
5% 10/1/21		7,366,000	7,837,041
6.5% 4/1/20		738,000	853,343
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)		3,697,000	3,867,986
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,685,388
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21		3,210,000	3,177,900
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,558,200
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,165,000	1,159,175
5.875% 4/1/20		585,000	608,400
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	910,025
7.5% 11/1/19		3,720,000	4,008,300
Oil States International, Inc. 6.5% 6/1/19		3,180,000	3,362,850
Pacific Drilling SA 5.375% 6/1/20 (h)		2,960,000	2,997,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (h)		2,245,000	2,418,988
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,214,256
Precision Drilling Corp. 6.625% 11/15/20		1,890,000	2,031,750
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,302,388
			84,976,455
Oil, Gas & Consumable Fuels - 4.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		2,510,000	2,560,200
Afren PLC:
6.625% 12/9/20 (h)		580,000	581,450
10.25% 4/8/19 (Reg. S)		600,000	686,250
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	541,785
6.375% 9/15/17		19,790,000	22,918,383
Approach Resources, Inc. 7% 6/15/21		3,010,000	3,100,300
Chesapeake Energy Corp. 6.125% 2/15/21		2,745,000	3,033,225
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,027,430
6.125% 7/15/22		1,240,000	1,345,400
ConocoPhillips Co.:
4.6% 1/15/15		10,000,000	10,364,950
5.75% 2/1/19		2,930,000	3,451,414
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.:
8% 4/1/17		$ 505,000	$ 527,094
8.25% 4/1/20		1,650,000	1,794,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (h)		680,000	710,600
7.75% 4/1/19		800,000	870,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	6,074,120
3.875% 3/15/23		3,639,000	3,528,305
Denbury Resources, Inc. 4.625% 7/15/23		1,675,000	1,578,688
Devon Energy Corp. 1.2% 12/15/16		12,378,000	12,421,459
Duke Energy Field Services:
5.375% 10/15/15 (h)		1,524,000	1,613,831
6.45% 11/3/36 (h)		13,741,000	14,885,735
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,315,681
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	13,832,179
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,632,178
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		3,075,000	3,244,125
Energy Partners Ltd. 8.25% 2/15/18		2,510,000	2,710,800
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,429,763
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,407,769
9.375% 5/1/20		5,020,000	5,810,650
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		2,100,000	2,569,875
Gazprom OAO 3.6% 2/26/21	EUR	2,000,000	2,790,364
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (h)		950,000	991,515
6.875% 5/16/17 (Reg. S)		200,000	208,740
Gibson Energy, Inc. 6.75% 7/15/21 (h)		1,815,000	1,951,125
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)		221,000	246,351
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		850,000	923,270
7% 5/5/20 (h)		1,385,000	1,556,325
9.125% 7/2/18 (h)		1,305,000	1,569,263
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		765,000	719,100
5.75% 4/30/43 (h)		1,565,000	1,367,419
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (h)		$ 1,455,000	$ 1,463,861
5.625% 11/15/23 (h)		2,110,000	2,120,997
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,386,332
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)		10,834,000	11,014,722
Motiva Enterprises LLC:
5.75% 1/15/20 (h)		4,187,000	4,816,042
6.85% 1/15/40 (h)		5,937,000	7,587,528
Nakilat, Inc. 6.067% 12/31/33 (h)		1,975,000	2,120,656
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,178,956
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	4,160,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		1,200,000	1,214,880
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (h)		590,000	607,700
7.25% 12/12/21 (h)		1,651,000	1,774,825
Pan American Energy LLC 7.875% 5/7/21 (h)		935,000	939,675
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (h)		1,210,000	1,270,500
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	952,875
Petro-Canada 6.05% 5/15/18		3,850,000	4,472,530
Petrobras Global Finance BV:
2.3789% 1/15/19 (n)		1,560,000	1,524,900
3% 1/15/19		1,920,000	1,831,657
4.375% 5/20/23		20,096,000	18,220,501
5.625% 5/20/43		18,504,000	15,621,909
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,079,695
3.875% 1/27/16		10,192,000	10,472,280
5.375% 1/27/21		28,941,000	29,013,497
5.75% 1/20/20		10,620,000	11,052,457
6.875% 1/20/40		655,000	644,703
7.875% 3/15/19		14,017,000	16,021,599
8.375% 12/10/18		775,000	904,813
Petroleos de Venezuela SA:
4.9% 10/28/14		4,030,000	3,788,200
6% 11/15/26 (h)		600,000	333,000
8.5% 11/2/17 (h)		7,180,000	5,797,850
9.75% 5/17/35 (h)		2,140,000	1,470,180
12.75% 2/17/22 (h)		1,235,000	1,059,013
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos:
3.125% 1/23/19 (h)		$ 1,776,000	$ 1,815,960
3.5% 7/18/18		14,963,000	15,524,113
3.5% 1/30/23		11,489,000	10,742,215
4.875% 1/24/22		14,642,000	15,300,890
4.875% 1/18/24		4,601,000	4,729,626
4.875% 1/18/24 (h)		8,471,000	8,672,610
5.5% 1/21/21		12,069,000	13,155,210
5.5% 6/27/44		21,979,000	20,782,485
6% 3/5/20		1,008,000	1,136,520
6.375% 1/23/45 (h)		13,392,000	14,103,785
6.5% 6/2/41		22,107,000	23,839,305
6.625% (h)(i)		4,025,000	4,135,688
8% 5/3/19		290,000	354,525
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (h)		354,167	375,417
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,317,958
5.875% 5/1/42		4,359,000	5,000,549
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,269,368
6.125% 1/15/17		6,185,000	7,015,540
PT Adaro Indonesia 7.625% 10/22/19 (h)		1,775,000	1,885,938
PT Pertamina Persero:
4.3% 5/20/23 (h)		400,000	366,000
4.3% 5/20/23 (Reg S.)		200,000	183,000
4.875% 5/3/22 (h)		845,000	817,960
5.25% 5/23/21 (h)		815,000	821,113
5.625% 5/20/43 (h)		400,000	333,000
5.625% 5/20/43 (Reg. S)		200,000	166,500
6% 5/3/42 (h)		845,000	737,263
6.5% 5/27/41 (h)		1,000,000	922,500
Samson Investment Co. 10.75% 2/15/20 (f)(h)		7,605,000	8,451,056
SemGroup Corp. 7.5% 6/15/21		6,105,000	6,532,350
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,654,078
Southeast Supply Header LLC 4.85% 8/15/14 (h)		367,000	373,163
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	342,093
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,915,840
2.95% 9/25/18		1,960,000	2,018,912
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP: - continued
4.6% 6/15/21		$ 2,694,000	$ 2,899,905
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (h)		1,155,000	1,085,700
5.25% 5/1/23		1,140,000	1,142,850
6.375% 8/1/22		420,000	450,450
6.875% 2/1/21		685,000	743,225
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		505,000	527,725
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)		4,317,000	4,317,000
Western Gas Partners LP 5.375% 6/1/21		14,766,000	15,941,949
Western Refining, Inc. 6.25% 4/1/21		3,180,000	3,275,400
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,976,863
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,511,041
4.3% 3/4/24		8,588,000	8,605,511
YPF SA 8.875% 12/19/18 (h)		1,790,000	1,828,038
Zhaikmunai International BV 7.125% 11/13/19 (h)		1,145,000	1,189,369
			569,097,625
TOTAL ENERGY			654,074,080
FINANCIALS - 15.3%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24		4,446,000	4,483,702
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,024,000
2.625% 1/31/19		27,086,000	27,240,986
2.9% 7/19/18		17,494,000	17,979,441
5.25% 7/27/21		17,105,000	19,057,775
5.625% 1/15/17		3,200,000	3,546,787
5.95% 1/18/18		4,975,000	5,683,122
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,890,697
6.85% 6/15/17		4,817,000	5,505,643
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,658,055
4.875% 11/1/22		14,724,000	15,542,478
5% 11/24/25		3,189,000	3,313,687
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17		$ 13,970,000	$ 15,539,655
5.625% 9/23/19		12,714,000	14,604,534
5.75% 1/25/21		13,447,000	15,457,179
6.625% 4/1/18		16,118,000	18,963,826
			227,491,567
Commercial Banks - 2.5%
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		45,000	47,898
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (h)		4,500,000	4,520,790
Bank of America NA 5.3% 3/15/17		3,467,000	3,841,849
BBVA Paraguay SA 9.75% 2/11/16 (h)		1,145,000	1,245,188
BPCE SA 5.7% 10/22/23 (h)		3,800,000	4,003,300
CBOM Finance PLC 8.25% 8/5/14		800,000	815,000
CIT Group, Inc.:
3.875% 2/19/19		1,430,000	1,449,843
5% 8/15/22		1,510,000	1,585,500
5.25% 3/15/18		1,485,000	1,611,225
5.5% 2/15/19 (h)		3,725,000	4,050,938
Credit Suisse AG 6% 2/15/18		18,058,000	20,903,309
Danske Bank A/S:
3.75% 4/1/15 (h)		2,500,000	2,579,663
3.875% 10/4/23 (Reg. S) (n)	EUR	1,150,000	1,662,236
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		820,000	733,490
Development Bank of Philippines 8.375% (i)(n)		1,655,000	1,728,249
Discover Bank:
4.2% 8/8/23		7,852,000	8,058,115
7% 4/15/20		2,030,000	2,412,844
8.7% 11/18/19		2,958,000	3,727,491
FBN Finance Co. BV 8.25% 8/7/20 (h)(n)		580,000	598,850
Fifth Third Bancorp:
4.5% 6/1/18		798,000	871,195
8.25% 3/1/38		4,667,000	6,560,584
Finansbank A/S:
5.15% 11/1/17 (h)		1,895,000	1,833,413
5.5% 5/11/16 (Reg. S)		1,100,000	1,097,250
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		1,600,000	1,707,040
7.75% 7/5/17 (Reg. S)		350,000	373,415
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (h)		$ 6,067,000	$ 6,911,423
HSBC Holdings PLC 3.375% 1/10/24 (n)	EUR	1,500,000	2,132,787
HSBK BV:
7.25% 5/3/17 (h)		835,000	889,693
7.25% 5/3/17 (Reg. S)		250,000	266,375
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,427,284
Intesa Sanpaolo SpA 3.375% 1/19/15	EUR	3,500,000	4,937,932
JSC Kazkommertsbank BV 8% 11/3/15 (h)		390,000	390,975
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		750,000	750,000
KeyBank NA:
5.45% 3/3/16		3,939,000	4,295,661
5.8% 7/1/14		9,490,000	9,653,190
6.95% 2/1/28		1,977,000	2,433,043
Magyar Export-Import Bank 5.5% 2/12/18 (h)		150,000	155,625
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,740,138
5% 1/17/17		14,669,000	15,941,568
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	2,500,000	4,019,503
Regions Bank:
6.45% 6/26/37		24,618,000	27,248,261
7.5% 5/15/18		18,297,000	21,785,506
Regions Financial Corp.:
2% 5/15/18		13,127,000	12,928,809
5.75% 6/15/15		2,005,000	2,119,064
7.75% 11/10/14		6,404,000	6,716,195
Royal Bank of Scotland Group PLC:
6% 12/19/23		15,025,000	15,471,243
6.1% 6/10/23		16,183,000	16,801,773
6.125% 12/15/22		24,107,000	25,305,552
RSHB Capital SA 6% 6/3/21 (h)(n)		355,000	359,881
SB Capital SA 5.5% 2/26/24 (h)(n)		585,000	576,956
Svenska Handelsbanken AB 2.656% 1/15/24 (n)	EUR	1,050,000	1,475,924
Synovus Financial Corp.:
5.125% 6/15/17		365,000	381,425
7.875% 2/15/19		745,000	845,575
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,765,000	1,945,913
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		480,000	483,600
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - continued
Vnesheconombank Via VEB Finance PLC: - continued
6.8% 11/22/25 (h)		$ 375,000	$ 387,188
6.902% 7/9/20 (h)		715,000	773,094
Wachovia Bank NA 6% 11/15/17		2,243,000	2,598,607
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,352,891
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,398,344
3.676% 6/15/16		4,301,000	4,585,601
4.48% 1/16/24		4,804,000	5,027,833
			324,533,107
Consumer Finance - 1.6%
Ally Financial, Inc.:
2.75% 1/30/17		1,725,000	1,748,719
3.5% 1/27/19		1,535,000	1,542,675
4.75% 9/10/18		4,150,000	4,419,750
American Express Credit Corp. 1.3% 7/29/16		11,619,000	11,739,803
Discover Financial Services:
3.85% 11/21/22		10,130,000	9,993,235
5.2% 4/27/22		12,545,000	13,514,440
6.45% 6/12/17		10,366,000	11,749,488
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,237,798
1.7% 5/9/16		19,473,000	19,744,181
2.875% 10/1/18		13,000,000	13,345,319
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,340,381
4.625% 1/7/21		5,706,000	6,329,341
5.625% 9/15/17		5,858,000	6,712,266
5.625% 5/1/18		25,000,000	28,865,875
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,097,989
Hyundai Capital America:
1.45% 2/6/17 (h)		14,591,000	14,584,390
1.625% 10/2/15 (h)		9,515,000	9,611,967
1.875% 8/9/16 (h)		2,974,000	3,018,211
2.125% 10/2/17 (h)		5,048,000	5,101,761
2.875% 8/9/18 (h)		5,276,000	5,405,209
SLM Corp.:
4.875% 6/17/19		2,160,000	2,230,200
5.5% 1/15/19		2,025,000	2,141,438
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
8% 3/25/20		$ 950,000	$ 1,097,250
8.45% 6/15/18		940,000	1,112,725
			202,684,411
Diversified Financial Services - 3.6%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,425,000	1,480,260
Bank of America Corp.:
3.3% 1/11/23		31,429,000	30,591,511
3.875% 3/22/17		25,777,000	27,660,912
4.1% 7/24/23		11,481,000	11,800,941
5.65% 5/1/18		8,780,000	10,036,453
5.75% 12/1/17		21,955,000	25,042,049
6.5% 8/1/16		9,000,000	10,136,466
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,277,206
4.25% 1/12/22	GBP	4,000,000	7,209,715
7.625% 11/21/22		9,935,000	10,978,175
Barry Callebaut Services NV 5.5% 6/15/23 (h)		2,405,000	2,474,817
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,675,000	2,206,875
BP Capital Markets PLC:
3.814% 2/10/24		11,032,000	11,158,658
4.742% 3/11/21		8,800,000	9,813,707
CIT Group, Inc. 6.625% 4/1/18 (h)		1,215,000	1,369,913
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,219,758
3.375% 3/1/23		5,193,000	5,059,208
3.953% 6/15/16		11,847,000	12,599,225
4.05% 7/30/22		5,303,000	5,368,969
4.75% 5/19/15		12,211,000	12,792,744
5.5% 9/13/25		4,478,000	4,829,165
6.125% 5/15/18		3,779,000	4,378,278
Comcel Trust 6.875% 2/6/24 (h)		605,000	625,419
European Financial Stability Facility 0.875% 4/16/18 (Reg. S)	EUR	1,320,000	1,822,236
Five Corners Funding Trust 4.419% 11/15/23 (h)		12,460,000	12,720,040
General Motors Financial Co., Inc.:
3.25% 5/15/18		2,095,000	2,144,756
4.75% 8/15/17		1,775,000	1,919,663
GTB Finance BV:
6% 11/8/18 (h)		1,025,000	1,007,063
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
GTB Finance BV: - continued
7.5% 5/19/16 (h)		$ 845,000	$ 887,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (h)		1,005,000	1,017,563
4.875% 3/15/19 (h)		3,185,000	3,248,700
5.875% 2/1/22 (h)		4,075,000	4,156,500
6% 8/1/20 (h)		4,745,000	5,005,975
ILFC E-Capital Trust I 5.46% 12/21/65 (h)(n)		3,955,000	3,678,150
ILFC E-Capital Trust II 6.25% 12/21/65 (h)(n)		3,485,000	3,328,175
Imperial Tobacco Finance:
4.875% 6/7/32 (Reg. S)	GBP	700,000	1,197,966
8.125% 3/15/24	GBP	2,000,000	4,399,036
Indo Energy Finance BV 7% 5/7/18 (h)		1,100,000	1,094,500
ING Bank NV 3.625% 2/25/26 (n)	EUR	1,400,000	1,945,483
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,446,061
2% 8/15/17		11,000,000	11,178,057
3.25% 9/23/22		18,423,000	18,132,211
4.35% 8/15/21		13,339,000	14,389,313
4.5% 1/24/22		22,046,000	23,845,659
4.95% 3/25/20		17,148,000	19,198,335
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,010,708
KfW:
2.125% 8/15/23	EUR	2,860,000	4,067,746
4.875% 3/15/37	GBP	2,750,000	5,553,046
Magnesita Finance Ltd. 8.625% (h)(i)		650,000	611,000
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,131,550
Myriad International Holding BV 6% 7/18/20 (h)		580,000	624,950
Nationwide Building Society:
5.625% 1/28/26 (Reg. S)	GBP	4,000,000	8,031,597
6.75% 7/22/20	EUR	2,200,000	3,642,917
NSG Holdings II, LLC 7.75% 12/15/25 (h)		10,130,000	10,788,450
Perusahaan Penerbit SBSN 6.125% 3/15/19 (h)		845,000	921,050
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	3,000,000	5,559,101
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)		13,462,000	13,409,162
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,199,653
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,717,429
5.15% 3/15/20		3,761,000	4,201,627
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
TMK Capital SA 7.75% 1/27/18		$ 1,850,000	$ 1,942,500
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind		3,190,000	3,365,450
Unicredit Luxembourg SA 5.1875% 10/13/15 (h)		1,350,000	1,385,451
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (n)	EUR	2,122,500	3,024,902
12.25% 7/15/17 pay-in-kind (h)(n)		5,550,649	5,772,675
Zhaikmunai Finance BV 10.5% 10/19/15 (h)		1,335,000	1,391,738
			473,225,818
Insurance - 2.0%
Allstate Corp. 6.2% 5/16/14		6,893,000	6,973,827
American International Group, Inc.:
4.875% 9/15/16		7,990,000	8,750,113
4.875% 6/1/22		3,590,000	3,947,298
5.6% 10/18/16		10,702,000	11,897,488
Aon Corp.:
3.125% 5/27/16		11,274,000	11,792,435
3.5% 9/30/15		4,451,000	4,630,126
5% 9/30/20		3,854,000	4,337,330
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (n)		3,600,000	3,834,000
Assicurazioni Generali SpA 7.75% 12/12/42 (n)	EUR	2,000,000	3,285,114
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	578,411
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(n)		1,859,000	1,914,770
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,520,628
5.375% 3/15/17		194,000	216,013
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		1,255,000	1,320,888
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)		12,644,000	13,509,216
6.5% 3/15/35 (h)		1,741,000	1,995,536
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,738,203
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)		7,139,000	7,781,796
MetLife, Inc.:
3.048% 12/15/22		12,433,000	12,079,182
4.368% 9/15/23		9,625,000	10,215,157
4.75% 2/8/21		4,032,000	4,485,656
6.75% 6/1/16		7,610,000	8,595,997
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I 3% 1/10/23 (h)		$ 7,896,000	$ 7,583,216
Pacific Life Insurance Co. 9.25% 6/15/39 (h)		7,041,000	10,259,758
Pacific LifeCorp:
5.125% 1/30/43 (h)		15,436,000	15,071,772
6% 2/10/20 (h)		12,654,000	14,414,538
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,639,133
4.5% 11/16/21		6,390,000	6,982,283
5.8% 11/16/41		8,381,000	9,664,357
6.2% 11/15/40		4,318,000	5,181,570
7.375% 6/15/19		3,230,000	4,018,333
Symetra Financial Corp. 6.125% 4/1/16 (h)		6,375,000	6,811,841
Unum Group:
5.625% 9/15/20		8,386,000	9,345,358
5.75% 8/15/42		16,937,000	18,219,944
7.125% 9/30/16		587,000	670,853
			256,262,140
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,170,922
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,346,197
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,181,056
4.2% 12/15/23		12,000,000	12,395,376
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	14,652,794
BRE Properties, Inc. 5.5% 3/15/17		3,597,000	3,978,947
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,519,818
4.25% 1/15/24		9,191,000	9,405,546
Developers Diversified Realty Corp.:
4.625% 7/15/22		8,808,000	9,245,414
4.75% 4/15/18		11,273,000	12,271,653
7.5% 4/1/17		5,574,000	6,490,990
7.875% 9/1/20		323,000	405,675
9.625% 3/15/16		3,691,000	4,289,245
Duke Realty LP:
3.625% 4/15/23		6,287,000	5,994,931
3.875% 10/15/22		11,543,000	11,310,870
4.375% 6/15/22		7,323,000	7,482,246
5.95% 2/15/17		1,109,000	1,242,914
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.5% 1/15/18		$ 3,795,000	$ 4,369,912
6.75% 3/15/20		10,379,000	12,216,208
8.25% 8/15/19		75,000	93,913
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,390,046
5.375% 10/15/15		1,403,000	1,499,641
6% 9/15/17		1,212,000	1,358,482
6.25% 1/15/17		1,027,000	1,146,364
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,920,944
6.2% 1/15/17		620,000	699,885
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	5,076,033
HCP, Inc. 3.75% 2/1/16		6,084,000	6,416,612
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,192,610
4.7% 9/15/17		1,538,000	1,691,126
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	686,611
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,473,659
6.25% 6/15/17		1,232,000	1,333,575
6.65% 1/15/18		867,000	954,579
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,905,200
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		290,000	302,325
6.75% 10/15/22		345,000	373,463
Retail Opportunity Investments Partnership LP 5% 12/15/23		2,030,000	2,105,534
Senior Housing Properties Trust 6.75% 4/15/20		250,000	283,676
Simon Property Group LP:
2.75% 2/1/23		8,237,000	7,813,363
2.8% 1/30/17		2,603,000	2,722,168
4.125% 12/1/21		7,287,000	7,775,324
The Geo Group, Inc. 5.875% 1/15/22		2,630,000	2,682,600
UDR, Inc. 5.5% 4/1/14		5,222,000	5,240,136
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,589,600
			215,698,183
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - 2.1%
BioMed Realty LP:
3.85% 4/15/16		$ 11,000,000	$ 11,584,199
4.25% 7/15/22		5,809,000	5,786,618
6.125% 4/15/20		3,429,000	3,906,063
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,487,652
4.95% 4/15/18		9,780,000	10,594,870
5.7% 5/1/17		7,049,000	7,766,130
6% 4/1/16		2,699,000	2,938,258
7.5% 5/15/15		1,584,000	1,705,292
CBRE Group, Inc. 6.625% 10/15/20		305,000	326,350
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,599,650
Deutsche Annington Finance BV 5% 10/2/23 (h)		3,800,000	3,953,942
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,173,097
5.25% 3/15/21		5,708,000	6,032,152
ERP Operating LP:
4.625% 12/15/21		17,159,000	18,598,280
4.75% 7/15/20		7,700,000	8,503,056
5.25% 9/15/14		1,310,000	1,342,039
5.375% 8/1/16		2,768,000	3,053,616
5.75% 6/15/17		14,407,000	16,360,287
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	156,993
5.875% 6/15/19		150,000	162,705
6% 11/1/20		105,000	115,276
Howard Hughes Corp. 6.875% 10/1/21 (h)		2,035,000	2,146,925
Hunt Companies, Inc. 9.625% 3/1/21 (h)		535,000	541,688
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	61,913
11.5% 7/20/20 (Reg. S)		5,000	5,050
KWG Property Holding Ltd. 12.5% 8/18/17 (h)		610,000	664,900
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,192,103
4.125% 6/15/22		6,280,000	6,361,496
4.4% 2/15/24		13,017,000	13,238,653
4.75% 10/1/20		11,282,000	12,082,447
5.125% 3/2/15		1,405,000	1,462,885
5.5% 12/15/16		1,891,000	2,088,297
6.625% 10/1/17		4,835,000	5,586,630
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17		$ 9,223,000	$ 9,328,520
3.15% 5/15/23		14,735,000	13,245,144
4.5% 4/18/22		4,072,000	4,123,629
7.75% 8/15/19		700,000	842,829
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,248,849
6.05% 9/1/16 (h)		2,000,000	2,205,910
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,433,338
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)		2,806,000	2,928,510
5.7% 4/15/17 (h)		4,546,000	4,932,383
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,762,125
Regency Centers LP:
4.95% 4/15/14		611,000	613,816
5.25% 8/1/15		6,456,000	6,826,613
5.875% 6/15/17		2,874,000	3,218,164
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,815,734
6.125% 6/1/20		14,318,000	16,765,863
Ventas Realty LP 1.55% 9/26/16		7,655,000	7,741,402
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,067,903
4% 4/30/19		3,747,000	4,008,413
4.25% 3/1/22		300,000	310,929
			276,999,586
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,359,647
Wrightwood Capital LLC 1.9% 4/20/20 (d)		8,216	16,925
			7,376,572
TOTAL FINANCIALS			1,984,271,384
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	12,568,044
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	469,800
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		$ 925,000	$ 973,563
8.75% 3/15/18		1,590,000	1,741,050
9.875% 4/15/18		1,180,000	1,290,625
			4,475,038
Health Care Providers & Services - 0.8%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,486,930
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,233,963
8% 11/15/19		4,755,000	5,282,805
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,974,839
6.3% 8/15/14		3,618,000	3,709,358
Emergency Medical Services Corp. 8.125% 6/1/19		2,992,000	3,212,660
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	23,919,755
Express Scripts, Inc. 3.125% 5/15/16		10,525,000	11,008,866
FWCT-2 Escrow Corp.:
5.125% 8/1/21 (h)		635,000	657,225
6.875% 2/1/22 (h)		1,275,000	1,356,281
HCA Holdings, Inc. 8% 10/1/18		2,460,000	2,933,550
HealthSouth Corp. 7.25% 10/1/18		3,744,000	3,978,000
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,210,728
4.125% 9/15/20		7,486,000	7,977,284
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		2,575,000	2,652,250
Tenet Healthcare Corp.:
6% 10/1/20 (h)		860,000	924,500
6.25% 11/1/18		825,000	913,688
8.125% 4/1/22		4,700,000	5,264,000
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,260,038
2.875% 3/15/23		16,114,000	15,358,479
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,208,581
			109,523,780
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,107,332
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc.: - continued
2.4% 2/1/19		$ 1,959,000	$ 1,963,431
4.15% 2/1/24		3,010,000	3,094,756
			8,165,519
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,606,940
2.9% 11/6/22		13,855,000	13,384,096
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,644,399
Perrigo Co. PLC:
1.3% 11/8/16 (h)		2,954,000	2,957,430
2.3% 11/8/18 (h)		3,161,000	3,166,535
Valeant Pharmaceuticals International:
6.75% 8/15/18 (h)		2,555,000	2,816,888
6.875% 12/1/18 (h)		3,440,000	3,659,300
VPI Escrow Corp. 6.375% 10/15/20 (h)		3,525,000	3,851,063
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,756,843
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,011,637
3.25% 2/1/23		4,892,000	4,720,848
			58,575,979
TOTAL HEALTH CARE			193,308,360
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)		572,000	577,923
6.375% 6/1/19 (h)		8,071,000	9,450,318
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	4,464,208
DigitalGlobe, Inc. 5.25% 2/1/21 (h)		6,490,000	6,425,100
GenCorp, Inc. 7.125% 3/15/21		2,420,000	2,619,650
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,586,625
7.5% 7/15/21		1,460,000	1,609,650
Triumph Group, Inc. 4.875% 4/1/21		1,040,000	1,027,000
			30,760,474
Airlines - 0.2%
Air Canada 6.625% 5/15/18 (h)		1,465,000	1,494,300
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (h)		$ 228,117	$ 232,679
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		286,003	324,614
6.125% 4/29/18 (h)		240,000	254,100
6.648% 3/15/19		2,104,111	2,225,098
6.9% 7/2/19		610,809	661,934
9.25% 5/10/17		1,865,443	2,089,296
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (h)		1,515,000	1,621,050
6.75% 5/23/17		1,515,000	1,621,050
8.954% 8/10/14		1,375,970	1,389,730
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		549,068	601,229
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,554,000
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,723,800
Series 2013-1 Class B, 5.375% 5/15/23		335,000	340,444
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,535,714
8.36% 1/20/19		1,117,929	1,246,491
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		711,598	764,968
12% 1/15/16 (h)		383,708	433,590
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,707,250
6% 7/15/26		1,720,000	1,621,100
6% 7/15/28		1,725,000	1,578,375
6.375% 6/1/18		140,000	149,100
			26,169,912
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (h)		2,030,000	2,202,550
6.875% 8/15/18 (h)		3,055,000	3,211,569
HD Supply, Inc.:
7.5% 7/15/20		3,775,000	4,133,625
8.125% 4/15/19		1,890,000	2,126,250
Masco Corp. 5.95% 3/15/22		740,000	799,200
Ply Gem Industries, Inc. 6.5% 2/1/22 (h)		1,150,000	1,161,500
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Building Products - continued
USG Corp.:
5.875% 11/1/21 (h)		$ 190,000	$ 202,350
9.75% 1/15/18		905,000	1,092,788
			14,929,832
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		3,640,000	3,949,400
ADT Corp.:
2.25% 7/15/17		740,000	734,869
4.125% 6/15/23		735,000	690,796
6.25% 10/15/21 (h)		2,065,000	2,173,413
APX Group, Inc.:
6.375% 12/1/19		3,650,000	3,764,063
8.75% 12/1/20		4,130,000	4,305,525
8.75% 12/1/20 (h)		275,000	286,000
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (h)		2,660,000	2,773,050
Clean Harbors, Inc.:
5.125% 6/1/21		430,000	438,600
5.25% 8/1/20		1,305,000	1,344,150
Covanta Holding Corp. 7.25% 12/1/20		3,730,000	4,065,700
Garda World Security Corp. 7.25% 11/15/21 (h)		1,270,000	1,346,200
Office Depot de Mexico SA de CV 6.875% 9/20/20 (h)		770,000	806,575
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,353,600
7% 2/15/22		660,000	732,600
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,341,257
Tervita Corp.:
8% 11/15/18 (h)		4,385,000	4,626,175
9.75% 11/1/19 (h)		700,000	719,250
10.875% 2/15/18 (h)		505,000	541,613
			39,992,836
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (h)		1,310,000	1,368,950
Cementos Progreso Trust 7.125% 11/6/23 (h)		595,000	609,875
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,217,350
Odebrecht Finance Ltd. 7.5% (h)(i)		2,880,000	2,880,000
			6,076,175
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	20,226,579
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Blueline Rent Finance Corp. / Volvo 7% 2/1/19 (h)		$ 360,000	$ 380,250
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (h)		1,975,000	2,063,875
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (h)		4,275,000	4,435,313
8.125% 2/15/19		890,000	914,475
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		200,000	214,500
			7,628,163
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,485,438
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9876% 12/1/17 (h)(n)		1,260,000	1,272,600
Firstgroup PLC 5.25% 11/29/22	GBP	2,000,000	3,514,566
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,533,263
6.75% 4/15/19		2,955,000	3,165,544
JSC Georgian Railway 7.75% 7/11/22 (h)		850,000	911,625
Shortline PLC 9.5% 5/21/18 (h)		600,000	468,000
			10,865,598
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		715,000	740,025
6.25% 12/1/19		830,000	904,700
6.75% 4/15/17		1,410,000	1,575,675
Building Materials Holding Corp. 9% 9/15/18 (h)		2,690,000	2,959,000
FLY Leasing Ltd. 6.75% 12/15/20		2,300,000	2,374,750
International Lease Finance Corp.:
3.875% 4/15/18		1,020,000	1,049,325
4.625% 4/15/21		955,000	964,550
5.875% 8/15/22		1,575,000	1,685,250
6.25% 5/15/19		1,640,000	1,841,720
8.75% 3/15/17		3,700,000	4,370,625
			18,465,620
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (h)		1,701,920	1,635,971
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
Aeropuertos Argentina 2000 SA: - continued
10.75% 12/1/20 (Reg. S)		$ 100,320	$ 96,433
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	3,000,000	5,811,489
			7,543,893
TOTAL INDUSTRIALS			186,524,770
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (h)		630,000	649,688
6.75% 11/15/20 (h)		3,575,000	3,807,375
8.875% 1/1/20 (h)		1,970,000	2,235,950
Brocade Communications Systems, Inc. 4.625% 1/15/23 (h)		1,600,000	1,512,000
Lucent Technologies, Inc.:
6.45% 3/15/29		4,290,000	4,172,025
6.5% 1/15/28		1,547,000	1,492,855
			13,869,893
Computers & Peripherals - 0.0%
Seagate HDD Cayman 3.75% 11/15/18 (h)		3,360,000	3,469,200
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 4.625% 2/15/20		2,905,000	2,959,469
Sanmina-SCI Corp. 7% 5/15/19 (h)		4,125,000	4,372,500
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,235,381
6.55% 10/1/17		1,383,000	1,606,366
			11,173,716
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (h)		3,665,000	3,861,994
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,521,000
			5,382,994
IT Services - 0.1%
Audatex North America, Inc.:
6% 6/15/21 (h)		2,550,000	2,722,125
6.125% 11/1/23 (h)		265,000	283,550
First Data Corp.:
6.75% 11/1/20 (h)		2,685,000	2,899,800
7.375% 6/15/19 (h)		700,000	758,625
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.: - continued
8.25% 1/15/21 (h)		$ 2,300,000	$ 2,495,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,115,000	3,566,675
13.375% 10/15/19		1,420,000	1,675,600
Xerox Corp. 4.25% 2/15/15		368,000	380,306
			14,782,181
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6.75% 3/1/19 (h)		805,000	809,025
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	4,021,095
Micron Technology, Inc. 5.875% 2/15/22 (h)		670,000	700,150
NXP BV/NXP Funding LLC 3.75% 6/1/18 (h)		2,940,000	2,973,075
Viasystems, Inc. 7.875% 5/1/19 (h)		925,000	993,219
			9,496,564
Software - 0.1%
Activision Blizzard, Inc. 5.625% 9/15/21 (h)		1,400,000	1,505,000
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		3,215,000	3,379,769
Nuance Communications, Inc. 5.375% 8/15/20 (h)		5,915,000	5,929,788
			10,814,557
TOTAL INFORMATION TECHNOLOGY			68,989,105
MATERIALS - 1.6%
Chemicals - 0.4%
Ashland, Inc. 3.875% 4/15/18		1,520,000	1,573,200
INEOS Finance PLC 8.375% 2/15/19 (h)		3,975,000	4,402,313
INEOS Group Holdings SA 5.875% 2/15/19 (h)		1,405,000	1,440,125
Kinove German Bondco GmbH 9.625% 6/15/18 (h)		1,170,000	1,275,300
LSB Industries, Inc. 7.75% 8/1/19 (h)		1,055,000	1,131,488
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		3,175,000	3,294,063
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,827,188
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,443,713
4.25% 11/15/20		5,898,000	6,316,044
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)		8,880,000	9,235,200
Tronox Finance LLC 6.375% 8/15/20		1,725,000	1,772,438
			44,711,072
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		$ 2,286,000	$ 2,544,233
Headwaters, Inc.:
7.25% 1/15/19 (h)		520,000	544,700
7.625% 4/1/19		1,235,000	1,339,975
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (h)		790,000	814,688
Texas Industries, Inc. 9.25% 8/15/20		5,200,000	6,032,000
U.S. Concrete, Inc. 8.5% 12/1/18 (h)		670,000	713,550
			11,989,146
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (h)		2,700,000	2,889,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (h)		515,000	534,313
6.75% 1/31/21 (h)		595,000	618,800
7% 11/15/20 (h)		1,082,647	1,120,540
7.375% 10/15/17 (h)		200,000	213,750
Ball Corp. 4% 11/15/23		3,335,000	3,197,431
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (h)		1,085,000	1,118,906
6% 6/15/17 (h)		1,435,000	1,492,400
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (h)		1,223,235	1,275,554
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,700,650
Sappi Papier Holding GmbH:
6.625% 4/15/21 (h)		1,925,000	1,963,500
7.75% 7/15/17 (h)		1,240,000	1,376,400
			22,501,244
Metals & Mining - 0.9%
Alrosa Finance SA 7.75% 11/3/20 (h)		900,000	985,500
Anglo American Capital PLC 9.375% 4/8/14 (h)		6,817,000	6,869,879
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (h)		3,385,000	2,471,050
10% 10/1/18 (h)		2,700,000	2,754,000
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)		11,456,000	11,542,481
4.5% 8/13/23 (h)		14,000,000	14,511,952
5.625% 10/18/43 (h)		7,718,000	7,873,085
EVRAZ Group SA:
6.5% 4/22/20 (h)		555,000	511,988
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Metals & Mining - continued
EVRAZ Group SA: - continued
8.25% 11/10/15 (h)		$ 2,360,000	$ 2,496,715
9.5% 4/24/18 (Reg. S)		750,000	802,500
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (h)		3,535,000	3,651,655
7% 11/1/15 (h)		2,143,000	2,220,362
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		1,255,000	1,092,478
4.875% 10/7/20 (Reg. S)		200,000	174,100
JMC Steel Group, Inc. 8.25% 3/15/18 (h)		3,730,000	3,879,200
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	175,000
10.25% 5/20/15 (h)		1,835,000	1,734,075
10.25% 5/20/15 (Reg. S)		100,000	94,500
New Gold, Inc. 6.25% 11/15/22 (h)		4,830,000	4,830,000
Nord Gold NV 6.375% 5/7/18 (h)		1,230,000	1,200,788
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		1,450,000	1,422,813
5.625% 4/29/20 (Reg. S)		200,000	196,250
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,307,245
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	1,008,250
11.25% 10/15/18		290,000	325,525
Severstal Columbus LLC 10.25% 2/15/18		5,975,000	6,294,663
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	1,030,359
7.5% 7/27/35		910,000	999,019
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,931,178
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,975,952
6.25% 1/11/16		5,000,000	5,445,920
6.25% 1/23/17		5,581,000	6,250,720
Walter Energy, Inc.:
8.5% 4/15/21		1,675,000	1,218,563
9.5% 10/15/19 (h)		550,000	551,375
			121,829,140
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		$ 1,365,000	$ 0
TOTAL MATERIALS			201,030,602
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
Altice Financing SA:
6.5% 1/15/22 (h)		395,000	411,788
6.5% 1/15/22 (Reg. S)	EUR	1,000,000	1,442,413
7.875% 12/15/19 (h)		2,860,000	3,117,400
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	759,165
9.875% 12/15/20 (h)		4,910,000	5,536,025
AT&T, Inc.:
4.35% 6/15/45		758,000	671,187
5.35% 9/1/40		4,006,000	4,112,399
5.55% 8/15/41		24,891,000	26,213,061
6.3% 1/15/38		16,665,000	19,016,865
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	49,344
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,042,470
6% 4/1/17		2,432,000	2,687,360
6.15% 9/15/19		6,992,000	7,516,400
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,345,784
7.995% 6/1/36		4,717,000	5,028,204
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		2,590,000	2,771,300
Indosat Palapa Co. BV:
7.375% 7/29/20 (h)		705,000	759,638
7.375% 7/29/20		200,000	215,500
Level 3 Financing, Inc. 3.8459% 1/15/18 (h)(n)		3,170,000	3,217,550
Lynx I Corp. 5.375% 4/15/21 (h)		1,205,000	1,241,150
Sprint Capital Corp.:
6.875% 11/15/28		705,000	699,713
8.75% 3/15/32		2,120,000	2,379,700
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,807,834
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (h)		740,000	771,450
6.75% 12/13/22 (Reg. S)		200,000	208,500
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,672,572
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom Holdings, Inc.:
5.375% 10/1/22		$ 1,715,000	$ 1,749,300
6.375% 9/1/23		865,000	925,550
Verizon Communications, Inc.:
2.5% 9/15/16		36,000,000	37,361,700
6.1% 4/15/18		6,000,000	6,971,244
6.25% 4/1/37		2,348,000	2,727,582
6.4% 9/15/33		10,915,000	12,981,122
6.55% 9/15/43		78,171,000	95,718,982
Wind Acquisition Finance SA:
6.5% 4/30/20 (Reg. S)		2,000,000	2,205,000
11.75% 7/15/17 (h)		1,510,000	1,598,713
			265,933,965
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,509,406
3.125% 7/16/22		9,218,000	8,715,379
3.625% 3/30/15		731,000	752,930
Digicel Group Ltd.:
6% 4/15/21 (h)		2,480,000	2,492,400
8.25% 9/1/17 (h)		5,760,000	5,990,400
Intelsat Jackson Holdings SA 7.25% 4/1/19		1,690,000	1,820,975
MTS International Funding Ltd. 8.625% 6/22/20 (h)		2,155,000	2,537,513
NII Capital Corp. 10% 8/15/16		905,000	411,775
Sprint Communications, Inc. 9% 11/15/18 (h)		3,890,000	4,765,250
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		4,935,000	5,212,594
6.464% 4/28/19		3,510,000	3,746,925
Telemovil Finance Co. Ltd. 8% 10/1/17 (h)		1,730,000	1,831,638
Telesat Canada/Telesat LLC 6% 5/15/17 (h)		4,280,000	4,440,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,000,000	1,073,750
VimpelCom Holdings BV 5.2% 2/13/19 (h)		585,000	583,538
			60,884,973
TOTAL TELECOMMUNICATION SERVICES			326,818,938
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - 3.3%
Electric Utilities - 1.6%
Aguila 3 SA 7.875% 1/31/18 (h)		$ 2,745,000	$ 2,916,563
AmerenUE 6.4% 6/15/17		2,491,000	2,880,276
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,213,756
2.95% 12/15/22		4,935,000	4,729,531
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,100,000
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,694,669
Dayton Power & Light Co. 1.875% 9/15/16 (h)		3,740,000	3,807,241
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,621,336
Duke Energy Corp. 3.95% 10/15/23		1,661,000	1,703,108
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)		7,207,000	8,210,611
6.4% 9/15/20 (h)		16,661,000	19,469,278
Edison International 3.75% 9/15/17		6,674,000	7,158,125
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (h)		1,580,000	971,700
Enel SpA 5% 1/15/75 (n)	EUR	900,000	1,267,115
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	10,504,243
4.25% 3/15/23		18,243,000	17,901,217
7.375% 11/15/31		13,076,000	15,057,419
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,282,787
Iberdrola Finanzas SAU 3.5% 6/22/15	EUR	3,500,000	4,995,596
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,511,494
3.75% 11/15/20		1,450,000	1,507,426
Majapahit Holding BV 7.75% 1/20/20 (h)		460,000	527,850
Mirant Americas Generation LLC:
8.5% 10/1/21		425,000	411,719
9.125% 5/1/31		420,000	399,000
Monongahela Power Co. 4.1% 4/15/24 (h)		3,982,000	4,120,490
Nevada Power Co. 6.5% 5/15/18		790,000	936,168
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,253,705
2.8% 5/1/23		15,104,000	14,242,045
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,128,877
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	849,848
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,217,643
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	6,926,389
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 4.4% 1/15/21		$ 12,059,000	$ 12,978,559
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	4,060,958
			208,556,742
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,240,000	1,337,650
Southern Natural Gas Co. 5.9% 4/1/17 (h)		442,000	499,522
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,864,067
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		3,306,756	3,166,219
			8,867,458
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,824,375
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		1,600,000	1,724,000
GenOn Energy, Inc. 9.5% 10/15/18		2,600,000	2,678,000
Listrindo Capital BV 6.95% 2/21/19 (h)		400,000	420,500
NRG Energy, Inc.:
6.25% 7/15/22 (h)		2,150,000	2,233,313
7.625% 1/15/18		320,000	361,600
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		750,000	941,250
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,910,866
The AES Corp.:
4.875% 5/15/23		2,700,000	2,619,000
7.375% 7/1/21		2,975,000	3,384,063
			21,096,967
Multi-Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,609,559
Dominion Resources, Inc.:
2.5469% 9/30/66 (n)		28,856,000	26,650,796
7.5% 6/30/66 (n)		10,345,000	11,224,325
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (h)		15,809,000	15,771,469
2% 11/15/18 (h)		12,172,000	12,123,093
6.5% 9/15/37		7,097,000	8,862,868
National Grid PLC 6.3% 8/1/16		1,589,000	1,782,939
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,219,131
5.25% 9/15/17		2,156,000	2,414,957
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.25% 2/15/43		$ 12,739,000	$ 12,899,435
5.4% 7/15/14		1,680,000	1,709,034
5.45% 9/15/20		11,473,000	13,026,169
5.8% 2/1/42		6,336,000	6,873,204
5.95% 6/15/41		11,832,000	13,096,983
6.4% 3/15/18		3,084,000	3,605,285
6.8% 1/15/19		6,774,000	8,106,100
PG&E Corp. 2.4% 3/1/19		1,683,000	1,686,933
Puget Energy, Inc. 6% 9/1/21		1,467,000	1,692,145
Sempra Energy:
2.3% 4/1/17		14,116,000	14,507,070
2.875% 10/1/22		5,760,000	5,480,997
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,813,802
Wisconsin Energy Corp. 6.25% 5/15/67 (n)		3,860,000	3,946,850
			177,103,144
Water Utilities - 0.0%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	2,000,000	3,238,824
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (n)	GBP	2,000,000	3,669,849
			6,908,673
TOTAL UTILITIES			422,532,984
TOTAL NONCONVERTIBLE BONDS (Cost $4,378,005,928)			4,616,888,511
U.S. Treasury Obligations - 26.3%

U.S. Treasury Bonds:
3.625% 8/15/43 (l)(m)		93,783,000	94,427,758
3.625% 2/15/44		45,000,000	45,281,250
3.75% 11/15/43		53,616,000	55,224,480
U.S. Treasury Notes:
0.5% 7/31/17		33,342,000	32,893,950
0.625% 8/15/16 (k)		9,000,000	9,030,231
0.625% 12/15/16		198,633,000	198,726,159
0.875% 11/30/16		1,385,000	1,395,279
0.875% 4/30/17		203,188,000	203,743,516
U.S. Treasury Obligations - continued
		Principal Amount (e)	Value
U.S. Treasury Notes: - continued
0.875% 1/31/18		$ 192,574,000	$ 190,828,894
0.875% 7/31/19		5,000	4,791
1% 5/31/18		123,485,000	122,211,623
1.25% 10/31/18		786,376,000	780,785,557
1.375% 7/31/18		302,602,000	303,405,711
1.375% 9/30/18		203,561,000	203,545,122
1.5% 12/31/18		62,525,000	62,627,604
1.5% 1/31/19 (g)		459,210,000	459,425,369
2% 2/28/21		239,870,000	237,808,557
2% 2/15/23		19,858,000	19,014,035
2.125% 1/31/21		134,143,000	134,268,826
2.5% 8/15/23		13,710,000	13,605,036
2.75% 11/15/23		252,450,000	255,132,281
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,416,908,413)			3,423,386,029
U.S. Government Agency - Mortgage Securities - 3.6%

Fannie Mae - 3.2%
2.057% 10/1/33 (n)		549,920	573,932
2.303% 6/1/36 (n)		123,274	129,654
2.5% 3/1/29 (j)		14,000,000	14,069,999
2.5% 3/1/44 (j)		2,000,000	1,859,375
2.57% 12/1/35 (n)		394,293	419,430
2.587% 2/1/36 (n)		556,415	591,887
2.643% 7/1/37 (n)		223,747	238,011
3% 10/1/42 to 12/1/43		44,056,558	42,843,408
3% 3/1/44 (j)		4,000,000	3,884,806
3% 3/1/44 (j)		7,300,000	7,089,770
3% 3/1/44 (j)		7,300,000	7,089,770
3.5% 7/1/42 to 7/1/43		185,127,756	185,506,805
3.5% 3/1/44 (j)		21,000,000	21,284,989
3.5% 3/1/44 (j)		50,800,000	51,489,402
4% 9/1/40 to 1/1/44		11,457,061	12,043,401
4% 3/1/44 (j)		1,000,000	1,047,969
4% 3/1/44 (j)		22,000,000	23,055,314
4% 3/1/44 (j)		7,300,000	7,650,172
4.5% 3/1/44 (j)		3,000,000	3,222,049
5% 10/1/21 to 9/1/25		3,883,115	4,188,288
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (e)	Value
Fannie Mae - continued
5.5% 3/1/18 to 3/1/39		$ 6,126,897	$ 6,641,669
6% 4/1/21 to 2/1/38		6,022,050	6,724,104
6.5% 7/1/32 to 8/1/36		8,498,483	9,614,770
TOTAL FANNIE MAE			411,258,974
Freddie Mac - 0.2%
3.064% 10/1/35 (n)		166,605	177,226
3.5% 1/1/26 to 6/1/43		17,389,875	17,489,496
4% 3/1/42 to 4/1/42		3,845,291	4,031,066
4.5% 7/1/25		1,079,607	1,155,854
5% 4/1/38 to 6/1/40		3,119,862	3,426,131
5.5% 11/1/17		564,259	596,592
6% 7/1/37 to 8/1/37		1,676,389	1,857,278
TOTAL FREDDIE MAC			28,733,643
Ginnie Mae - 0.2%
4% 5/20/33 to 2/20/41		4,115,654	4,373,080
4% 3/1/44 (j)		10,600,000	11,239,314
4.5% 8/15/39		164,107	178,459
5% 3/1/44 (j)		2,000,000	2,197,969
5.5% 6/15/35 to 11/15/35		11,524,715	12,960,355
TOTAL GINNIE MAE			30,949,177
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $475,681,844)			470,941,794
Asset-Backed Securities - 1.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (n)		664,344	588,806
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (n)		348,657	323,553
Airspeed Ltd. Series 2007-1A Class C1, 2.6545% 6/15/32 (h)(n)		3,803,069	2,129,718
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,513,076
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,955,446
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,724,040
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (n)		$ 59,128	$ 53,313
Series 2004-R2 Class M3, 0.9805% 4/25/34 (n)		89,819	47,906
Series 2005-R2 Class M1, 0.6055% 4/25/35 (n)		1,055,397	1,043,923
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (n)		47,932	44,379
Series 2004-W11 Class M2, 1.2055% 11/25/34 (n)		561,149	508,176
Series 2004-W7 Class M1, 0.9805% 5/25/34 (n)		1,542,998	1,422,361
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (n)		1,214,809	378,932
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (n)		2,010,297	1,881,748
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (n)		30,392	254
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,618,443
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (h)(n)		150,310	59,748
Capital Trust RE CDO Ltd. Series 2005-3A:
Class A2, 5.16% 6/25/35 (h)		33,319	33,319
Class B, 5.267% 6/25/35 (h)		1,000,000	1,009,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4904% 1/20/37 (h)(n)		47,571	45,906
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (n)		1,802,588	1,042,502
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (h)(n)		238,452	230,106
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (h)		1,953,076	1,953,628
Class B, 2.75% 11/15/18 (h)		6,690,000	6,761,970
Series 2013-2A Class A, 1.75% 11/15/17 (h)		10,520,646	10,526,553
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (n)		3,192	1,666
Series 2004-3 Class M4, 1.6105% 4/25/34 (n)		91,963	71,493
Series 2004-4 Class M2, 0.9505% 6/25/34 (n)		411,003	387,233
Series 2004-7 Class AF5, 5.37% 1/25/35		4,090,264	4,307,490
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		116,760	117,285
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		491,961	478,444
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (n)		38,916	35,938
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (n)		$ 290,872	$ 231,366
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (n)		16,057	13,711
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,193,859
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (n)		948,695	775,243
Class M4, 1.1755% 1/25/35 (n)		347,133	138,506
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (h)(n)		2,892,000	2,404,060
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (h)(n)		57,739	54,235
Series 2006-2A:
Class A, 0.3345% 11/15/34 (h)(n)		1,325,798	1,216,558
Class B, 0.4345% 11/15/34 (h)(n)		478,918	406,351
Class C, 0.5345% 11/15/34 (h)(n)		795,942	670,580
Class D, 0.9045% 11/15/34 (h)(n)		302,245	252,032
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)		215,708	15,313
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7055% 9/25/46 (h)(n)		672,858	672,858
Class E, 1.8055% 9/25/46 (h)(n)		250,000	212,500
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (n)		323,171	308,867
Series 2003-3 Class M1, 1.4455% 8/25/33 (n)		535,448	501,534
Series 2003-5 Class A2, 0.8555% 12/25/33 (n)		32,929	30,621
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (n)		1,522,035	751,409
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (n)		204,000	10,120
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		19,840,974	20,330,929
Class AV4, 0.2855% 11/25/36 (n)		1,366,362	1,347,067
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (n)		315,439	312,010
Series 2006-A Class 2C, 1.3959% 3/27/42 (n)		3,243,000	512,968
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3155% 11/25/36 (n)		5,002,031	2,310,645
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.5855% 5/25/46 (h)(n)		250,000	215,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (n)		480,038	3,645
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (n)		$ 136,271	$ 117,249
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (n)		499,279	427,994
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (n)		757,839	737,688
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (n)		2,233,689	2,120,854
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4155% 2/25/47 (h)(n)		998,260	979,792
Class A2, 0.4455% 2/25/47 (h)(n)		1,305,000	1,228,658
Class H, 1.6255% 2/25/47 (h)(n)		250,000	210,000
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (n)		57,368	57,471
Series 2004-NC6 Class M3, 2.3305% 7/25/34 (n)		19,208	14,844
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (n)		22,686	15,091
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (n)		399,800	369,441
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (n)		243,844	117,340
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9083% 8/28/38 (h)(n)		34,054	34,054
Class C1B, 7.696% 8/28/38 (h)		64,212	55,222
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (n)		1,426,957	1,196,277
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (d)(h)(n)		566,000	0
Series 2006-1A Class A, 1.554% 3/20/11 (d)(h)(n)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (n)		532,896	476,507
Class M4, 1.6055% 9/25/34 (n)		683,353	384,652
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (n)		1,475,804	1,213,027
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1055% 9/25/46 (h)(n)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (n)		5,108	4,835
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (n)		1,015,776	856,184
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (n)		1,034,410	892,821
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (n)		50,854	35,495
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (n)		28,819	27,353
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (h)(n)		2,683,017	603,679
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (h)(n)		$ 400,000	$ 276,000
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (h)(n)		51,982	51,982
Class A1B, 0.5759% 9/25/26 (h)(n)		1,033,000	1,014,406
Class A2B, 0.5559% 9/25/26 (h)(n)		63,560	63,179
Class B, 0.6059% 9/25/26 (h)(n)		640,000	623,680
Class C, 0.7759% 9/25/26 (h)(n)		740,000	717,430
Class D, 0.8759% 9/25/26 (h)(n)		350,000	329,700
Class E, 0.9759% 9/25/26 (h)(n)		250,000	233,625
Class F, 1.3959% 9/25/26 (h)(n)		549,000	505,080
Class G, 1.5959% 9/25/26 (h)(n)		336,000	307,877
Class H, 1.8959% 9/25/26 (h)(n)		250,000	228,450
Class K, 3.4959% 9/25/26 (h)(n)		250,000	223,875
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (h)(n)		1,789,540	1,730,485
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5536% 11/21/40 (h)(n)		354,818	329,980
Class D, 1.0836% 11/21/40 (h)(n)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $153,474,613)			164,190,119
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.7%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (n)		1,421,713	1,406,497
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		29,736	26,922
Series 2003-35 Class B, 4.6359% 9/25/18 (n)		56,655	6,413
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 4.3819% 6/25/33 (n)		143,155	3,863
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (n)		856,369	861,450
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3547% 12/25/46 (h)(n)		910,000	989,760
Series 2010-K7 Class B, 5.4345% 4/25/20 (h)(n)		1,000,000	1,092,498
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		29,442	15,345
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (n)		205,017	194,561
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A1, 0.224% 12/20/54 (h)(n)		$ 11,069,333	$ 10,942,036
Class C2, 1.354% 12/20/54 (h)(n)		6,523,000	6,309,698
Series 2006-2:
Class A4, 0.234% 12/20/54 (n)		3,302,949	3,265,625
Class C1, 1.094% 12/20/54 (n)		21,543,000	20,355,981
Series 2006-3:
Class A3, 0.234% 12/20/54 (n)		1,590,324	1,572,354
Class A7, 0.354% 12/20/54 (n)		1,728,799	1,711,166
Class C2, 1.154% 12/20/54 (n)		1,124,000	1,070,048
Series 2006-4:
Class A4, 0.254% 12/20/54 (n)		5,070,412	5,013,623
Class B1, 0.334% 12/20/54 (n)		4,521,000	4,396,673
Class C1, 0.914% 12/20/54 (n)		2,767,000	2,611,218
Class M1, 0.494% 12/20/54 (n)		1,190,000	1,131,928
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (n)		2,234,000	2,093,705
Class 1M1, 0.454% 12/20/54 (n)		1,493,000	1,423,874
Class 2A1, 0.294% 12/20/54 (n)		3,978,436	3,935,469
Class 2C1, 1.014% 12/20/54 (n)		1,015,000	955,826
Class 2M1, 0.654% 12/20/54 (n)		1,917,000	1,825,943
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (n)		2,654,000	2,499,272
Class 3A1, 0.3345% 12/17/54 (n)		709,345	702,181
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (n)		430,241	426,613
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.2362% 3/25/37 (n)		1,888,170	1,807,946
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (n)		1,613,820	1,362,204
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (n)		1,798,666	1,372,302
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (n)		4,457,189	4,042,747
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		208,729	220,530
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (n)		1,446,346	1,382,992
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (h)(n)		618,918	569,409
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0065% 7/10/35 (h)(n)		$ 137,996	$ 128,485
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (n)		28,033	27,334
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (n)		231,773	231,391
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6711% 3/25/35 (n)		2,422,025	1,785,219
TOTAL PRIVATE SPONSOR			89,771,101
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4555% 5/25/35 (n)		1,779,779	1,777,839
Series 2006-50 Class BF, 0.5555% 6/25/36 (n)		2,329,703	2,332,914
Series 2006-82 Class F, 0.7255% 9/25/36 (n)		3,083,943	3,099,175
Series 2007-36 Class F, 0.3855% 4/25/37 (n)		2,772,144	2,754,970
Series 2011-37 Class FA, 0.6055% 5/25/41 (n)		8,328,670	8,354,699
Series 2011-40 Class DF, 0.6055% 5/25/41 (n)		6,434,379	6,461,578
Series 2013-62 Class FA, 0.4555% 6/25/43 (n)		11,851,567	11,704,003
planned amortization class Series 2002-9 Class PC, 6% 3/25/17		87,334	91,919
sequential payer:
Series 2010-74 Class WF, 0.7555% 7/25/34 (n)		2,523,535	2,555,930
Series 2012-120 Class FE 0.4555% 2/25/39 (n)		5,239,817	5,203,646
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5745% 4/15/41 (n)		4,105,212	4,111,628
Series 3830 Class FD, 0.5145% 3/15/41 (n)		12,033,959	12,086,319
sequential payer Series 2011-3969 Class AF, 0.6045% 10/15/33 (n)		5,336,790	5,359,822
TOTAL U.S. GOVERNMENT AGENCY			65,894,442
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,392,476)			155,665,543
Commercial Mortgage Securities - 7.0%
		Principal Amount (e)	Value
ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (r)		$ 246,415	$ 244,297
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		180,000	206,860
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	133,448
Series 1997-D5:
Class A7, 7.565% 2/14/43 (n)		913	914
Class PS1, 1.5236% 2/14/43 (n)(p)		681,480	17,865
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (h)		1,500,000	1,391,004
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (n)		530,000	544,354
Series 2006-2 Class AAB, 5.7192% 5/10/45 (n)		841,282	862,500
Series 2006-3 Class A4, 5.889% 7/10/44		5,714,033	6,200,292
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,090,027
Series 2006-5 Class A2, 5.317% 9/10/47		4,505,330	4,534,633
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,904,323
Series 2006-4 Class A1A, 5.617% 7/10/46 (n)		27,028,400	29,721,429
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	182,506
Series 2004-5 Class G, 5.5642% 11/10/41 (h)(n)		195,000	195,049
Series 2005-1 Class CJ, 5.2894% 11/10/42 (n)		550,000	572,245
Series 2005-3 Class A3B, 5.09% 7/10/43 (n)		5,908,000	6,080,478
Series 2005-5 Class D, 5.222% 10/10/45 (n)		1,180,000	1,200,408
Series 2005-6 Class AJ, 5.1835% 9/10/47 (n)		300,000	318,192
Series 2006-6 Class E, 5.619% 10/10/45 (h)		1,098,000	135,871
Series 2007-3:
Class A3, 5.6195% 6/10/49 (n)		3,150,625	3,149,318
Class A4, 5.6195% 6/10/49 (n)		3,965,000	4,400,956
Series 2008-1 Class D, 6.2584% 2/10/51 (h)(n)		125,000	106,553
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	8,058,862
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1545% 3/15/22 (h)(n)		77,611	68,298
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6545% 8/15/17 (h)(n)		480,000	492,672
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (h)(n)		44,035	35,498
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (h)(n)		992,628	826,802
Class B1, 1.5555% 1/25/36 (h)(n)		81,906	16,751
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6055% 1/25/36 (h)(n)		$ 320,203	$ 179,524
Class M2, 0.6255% 1/25/36 (h)(n)		96,061	50,897
Class M3, 0.6555% 1/25/36 (h)(n)		140,289	72,662
Class M4, 0.7655% 1/25/36 (h)(n)		77,588	37,946
Class M5, 0.8055% 1/25/36 (h)(n)		77,588	27,713
Class M6, 0.8555% 1/25/36 (h)(n)		82,407	24,368
Series 2006-3A Class M4, 0.5855% 10/25/36 (h)(n)		87,363	12,584
Series 2007-1 Class A2, 0.4255% 3/25/37 (h)(n)		692,569	483,101
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (h)(n)		690,192	557,670
Class A2, 0.4755% 7/25/37 (h)(n)		644,891	441,893
Class M1, 0.5255% 7/25/37 (h)(n)		226,449	72,274
Class M2, 0.5655% 7/25/37 (h)(n)		123,741	19,718
Class M3, 0.6455% 7/25/37 (h)(n)		125,467	11,180
Class M4, 0.8055% 7/25/37 (h)(n)		116,213	3,575
Series 2007-3:
Class A2, 0.4455% 7/25/37 (h)(n)		609,762	426,797
Class M1, 0.4655% 7/25/37 (h)(n)		132,435	84,808
Class M2, 0.4955% 7/25/37 (h)(n)		141,946	80,576
Class M3, 0.5255% 7/25/37 (h)(n)		223,672	98,074
Class M4, 0.6555% 7/25/37 (h)(n)		351,198	84,485
Class M5, 0.7555% 7/25/37 (h)(n)		182,166	30,799
Class M6, 0.9555% 7/25/37 (h)(n)		42,982	296
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (h)(n)		265,229	31,236
Class M2, 1.2055% 9/25/37 (h)(n)		265,229	16,932
Series 2006-3A, Class IO, 0% 10/25/36 (h)(n)(p)		6,601,452	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(n)(p)		6,392,703	391,664
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4389% 3/11/39 (n)		450,000	468,490
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (h)(n)		575,548	564,037
Class F, 0.5045% 3/15/22 (h)(n)		2,235,922	2,124,126
Class G, 0.5545% 3/15/22 (h)(n)		537,549	494,545
Class H, 0.7045% 3/15/22 (h)(n)		655,330	583,244
Class J, 0.8545% 3/15/22 (h)(n)		655,330	570,137
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		$ 600,000	$ 657,799
Series 2006-T22 Class AJ, 5.5801% 4/12/38 (n)		400,000	433,305
Series 2007-PW16 Class A4, 5.7058% 6/11/40 (n)		1,112,000	1,253,401
Series 1999-C1 Class I, 5.64% 2/14/31 (h)		149,092	147,946
Series 2006-T22:
Class A4, 5.5801% 4/12/38 (n)		235,546	253,095
Class B, 5.5801% 4/12/38 (h)(n)		200,000	212,960
Series 2007-BBA8:
Class K, 1.3545% 3/15/22 (h)(n)		120,000	100,800
Class L, 2.0545% 3/15/22 (h)(n)		253,498	179,984
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (h)(n)(p)		96,524,546	657,139
Series 2007-T28 Class X2, 0.1573% 9/11/42 (h)(n)(p)		59,259,889	190,817
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (h)		608,305	671,143
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9045% 8/15/26 (h)(n)		700,000	700,713
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (h)(n)		511,173	492,607
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (h)(n)(p)		4,066,449	55,357
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5593% 12/15/47 (h)(n)		750,000	804,365
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (h)		800,000	736,485
Series 1998-2 Class J, 6.39% 11/18/30 (h)		487,111	364,100
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (h)		2,676	2,677
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1074% 9/10/46 (h)(n)		1,010,000	939,339
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,891,607
Class A4, 5.322% 12/11/49		31,258,000	34,502,330
Series 2005-CD1 Class AJ, 5.2186% 7/15/44 (n)		500,000	528,181
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (h)(n)	CAD	138,000	113,384
Class G, 5.01% 5/15/44 (h)(n)	CAD	30,000	23,461
Class H, 5.01% 5/15/44 (h)(n)	CAD	20,000	13,821
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Claregold Trust Series 2007-2A: - continued
Class J, 5.01% 5/15/44 (h)(n)	CAD	20,000	$ 13,192
Class K, 5.01% 5/15/44 (h)(n)	CAD	10,000	5,752
Class L, 5.01% 5/15/44 (h)(n)	CAD	36,000	18,946
Class M, 5.01% 5/15/44 (h)(n)	CAD	165,000	79,594
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)		2,125,000	2,069,657
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)		810,000	589,078
Series 2012-CR5 Class D, 4.3352% 12/10/45 (h)(n)		740,000	718,794
Series 2013-CR10:
Class C, 4.958% 8/10/46 (h)(n)		270,000	272,311
Class D, 4.958% 8/10/46 (h)(n)		790,000	724,707
Series 2013-CR12 Class D, 5.0862% 10/10/46 (h)(n)		839,000	780,799
Series 2013-CR9 Class D, 4.403% 7/10/45 (h)		454,000	396,391
Series 2013-LC6 Class D, 4.2899% 1/10/46 (h)(n)		948,000	845,213
Series 2014-CR15 Class D, 4.769% 2/10/47 (h)(n)		258,000	235,847
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (h)(n)		126,140	126,006
Series 2006-FL12:
Class AJ, 0.2845% 12/15/20 (h)(n)		989,259	984,251
Class B, 0.3245% 12/15/20 (h)(n)		508,604	505,981
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	556,059
Series 2006-C7 Class A1A, 5.741% 6/10/46 (n)		3,370,845	3,676,159
Series 2001-J2A Class F, 7.142% 7/16/34 (h)(n)		199,000	229,158
Series 2004-LB4A Class A5, 4.84% 10/15/37		20,965,147	21,171,927
Series 2005-LP5 Class F, 5.2899% 5/10/43 (h)(n)		1,290,000	1,336,729
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (h)		2,130,115	2,064,991
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	327,388
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2485% 6/10/44 (n)		905,000	928,466
Series 2005-C6 Class AJ, 5.209% 6/10/44 (n)		1,260,000	1,321,860
Series 2012-CR1:
Class C, 5.3677% 5/15/45 (n)		850,000	903,662
Class D, 5.3677% 5/15/45 (h)(n)		1,040,000	1,032,559
Series 2012-CR2:
Class E, 4.8578% 8/15/45 (h)(n)		1,727,000	1,644,524
Class F, 4.25% 8/15/45 (h)		1,260,000	1,002,826
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-LC4:
Class C, 5.6477% 12/10/44 (n)		$ 260,000	$ 281,998
Class D, 5.6477% 12/10/44 (h)(n)		870,000	881,071
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (n)		27,691	27,579
Series 2007-C3 Class A4, 5.6783% 6/15/39 (n)		18,502,145	20,250,745
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)		1,722,000	1,914,394
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (h)(n)		6,783,000	6,398,356
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7545% 9/15/21 (h)(n)		247,633	242,506
Series 1997-C2 Class F, 7.46% 1/17/35 (n)		71,327	71,543
Series 1998-C1:
Class F, 6% 5/17/40 (h)		1,753,801	1,874,750
Class H, 6% 5/17/40 (h)		90,317	55,823
Series 1998-C2:
Class F, 6.75% 11/15/30 (h)		903,481	935,969
Class G, 6.75% 11/15/30 (h)		180,000	193,302
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (n)(p)		135,307	196
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (h)(n)(p)		9,411	1
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (h)(n)		282,872	285,196
Series 2004-C1 Class E, 5.015% 1/15/37 (h)		1,205,000	1,202,786
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (h)(n)		1,231,309	1,221,013
0.4245% 2/15/22 (h)(n)		665,993	657,693
Class F, 0.4745% 2/15/22 (h)(n)		1,331,815	1,303,971
Class L, 2.0545% 2/15/22 (h)(n)		99,364	34,190
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (n)(p)		23,443,790	680
Class B, 5.487% 2/15/40 (h)(n)		2,907,000	405,497
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5571% 11/10/46 (h)(n)		500,000	541,041
Class E, 5.5571% 11/10/46 (h)(n)		870,000	915,342
Class F, 5.5571% 11/10/46 (h)(n)		1,560,000	1,494,843
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
DBUBS Mortgage Trust Series 2011-LC1A: - continued
Class G, 4.652% 11/10/46 (h)		$ 730,000	$ 611,544
Class XB, 0.2464% 11/10/46 (h)(n)(p)		20,920,000	375,598
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		104,461	104,414
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1726% 6/10/31 (h)(n)		26,168	26,168
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (h)		1,000,000	982,959
Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		337,287	347,081
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (h)(n)		425,346	442,229
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (h)		200,000	226,757
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5751% 12/25/43 (n)(p)		1,640,000	241,526
Series K012 Class X3, 2.2879% 1/25/41 (n)(p)		1,800,000	237,017
Series K013 Class X3, 2.7902% 1/25/43 (n)(p)		820,000	132,644
Series KAIV Class X2, 3.6147% 6/25/46 (n)(p)		420,000	85,231
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1923% 9/25/45 (h)(n)		1,290,000	1,388,395
Series 2011-K10 Class B, 4.6153% 11/25/49 (h)(n)		240,000	249,880
Series 2011-K11 Class B, 4.4206% 12/25/48 (h)(n)		750,000	775,728
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		62,519	62,769
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (h)(n)		35,203	35,190
Series 2005-GG3 Class B, 4.894% 8/10/42 (n)		680,000	698,332
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		13,902,000	15,240,916
Series 2001-1 Class X1, 1.7244% 5/15/33 (h)(n)(p)		387,679	8,078
Series 2007-C1 Class XP, 0.1602% 12/10/49 (n)(p)		20,822,146	8,079
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	337,577
Series 1997-C2 Class G, 6.75% 4/15/29 (n)		315,288	346,136
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	611,249
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		80,153	81,156
Class K, 6.974% 8/15/36 (h)		279,002	253,062
Series 2000-C1 Class K, 7% 3/15/33		2,374	2,413
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class H, 6.2727% 4/10/40 (h)(n)		$ 54,283	$ 55,128
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (h)(n)		715,000	710,049
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	20,029,809
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (n)		3,663,067	4,001,237
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (h)(n)(p)		28,206,820	54,806
GS Mortgage Securities Corp. II:
Series 1997-GL:
Class G, 7.7695% 7/13/30 (n)		731,984	747,694
Class H, 8.0595% 7/13/30 (h)(n)		230,000	234,163
Series 2006-GG6 Class A2, 5.506% 4/10/38		250,657	250,830
Series 2010-C1:
Class D, 5.9784% 8/10/43 (h)(n)		1,255,000	1,382,297
Class E, 4% 8/10/43 (h)		1,240,000	1,067,634
Class X, 1.517% 8/10/43 (h)(n)(p)		5,709,807	404,648
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (n)		2,223,000	2,434,041
Series 2010-C2:
Class D, 5.2248% 12/10/43 (h)(n)		720,000	741,776
Class XA, 0.6665% 12/10/43 (h)(n)(p)		5,443,998	81,453
Series 2011-GC5:
Class C, 5.3074% 8/10/44 (h)(n)		1,050,000	1,132,520
Class D, 5.3074% 8/10/44 (h)(n)		480,000	488,503
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (n)		630,000	686,683
Class D, 5.7227% 5/10/45 (h)(n)		970,000	985,675
Class E, 5% 5/10/45 (h)		220,000	179,616
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (h)(n)		1,170,000	1,110,176
Class E, 4.8564% 11/10/45 (h)(n)		1,290,000	1,090,699
Series 2013-GC16:
Class C, 5.314% 11/10/46 (n)		662,844	685,217
Class D, 5.323% 11/10/46 (h)(n)		680,000	626,532
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (h)		2,450,000	2,487,882
Class DFX, 4.4065% 11/5/30 (h)		17,687,000	18,061,657
Class EFX, 4.4533% 11/5/30 (h)(n)		1,291,000	1,310,284
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.8087% 12/17/30 (h)(n)		$ 590,000	$ 587,607
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1545% 4/15/18 (h)(n)		178,030	179,892
Series 2013-JWRZ Class E, 3.8945% 4/15/30 (h)(n)		482,000	480,557
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (h)(n)		500,000	503,220
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (h)		440,000	473,944
Series 2003-C1:
Class D, 5.192% 1/12/37		165,770	166,055
Class F, 6.0061% 1/12/37 (h)(n)		250,000	254,078
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (h)(n)		380,000	457,162
Class D, 7.4453% 12/5/27 (h)(n)		1,885,000	2,129,733
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		670,000	718,791
Series 2010-CNTR Class D, 6.1838% 8/5/32 (h)(n)		695,000	787,616
Series 2011-C4 Class E, 5.3965% 7/15/46 (h)(n)		1,130,000	1,176,654
Series 2012-CBX:
Class C, 5.1864% 6/16/45 (n)		250,000	260,648
Class D, 5.1864% 6/16/45 (h)(n)		690,000	706,167
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class A2, 0.2845% 11/15/18 (h)(n)		1,840,073	1,825,822
Class B, 0.3245% 11/15/18 (h)(n)		814,911	798,145
Class C, 0.3645% 11/15/18 (h)(n)		578,972	563,922
Class D, 0.3845% 11/15/18 (h)(n)		176,367	168,255
Class E, 0.4345% 11/15/18 (h)(n)		254,419	242,335
Class F, 0.4845% 11/15/18 (h)(n)		380,931	361,886
Class G, 0.5145% 11/15/18 (h)(n)		330,997	313,621
Class H, 0.6545% 11/15/18 (h)(n)		254,476	238,573
Class J, 0.8045% 11/15/18 (h)(n)		257,928	238,714
Series 2013-INMZ Class M, 6.132% 9/15/18 (h)(n)		980,000	985,463
Series 2013-INN:
Class D, 3.5545% 10/15/30 (h)(n)		1,000,000	1,001,749
Class E, 4.4045% 10/15/30 (h)(n)		800,000	800,813
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2014-FBLU Class E, 3.658% 12/15/28 (h)(n)		$ 1,038,000	$ 1,038,542
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,551,740	17,016,247
Series 2006-CB17:
Class A3, 5.45% 12/12/43		106,596	106,474
Class A4, 5.429% 12/12/43		7,560,000	8,171,294
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		26,101,509	28,466,045
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,326,481
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,764,675
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (n)		12,470,000	13,921,300
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (n)		1,741,389	1,751,785
Class A4, 5.8134% 6/15/49 (n)		29,428,107	32,819,608
Series 2007-LDPX Class A3, 5.42% 1/15/49		25,732,000	28,449,891
Series 2004-CBX Class D, 5.097% 1/12/37 (n)		170,000	165,634
Series 2004-LN2 Class D, 5.2545% 7/15/41 (n)		420,000	365,379
Series 2005-LDP2 Class C, 4.911% 7/15/42 (n)		660,000	668,397
Series 2005-LDP5 Class AJ, 5.3612% 12/15/44 (n)		360,000	380,170
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (n)		9,520,000	10,401,504
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (n)		165,000	53,053
Class C, 5.7093% 2/12/49 (n)		424,000	89,088
Class D, 5.7093% 2/12/49 (n)		447,000	82,720
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (n)		157,000	27,862
Class ES, 5.7261% 1/15/49 (h)(n)		983,000	46,646
Series 2010-C2:
Class D, 5.5082% 11/15/43 (h)(n)		645,000	702,659
Class XB, 0.6599% 11/15/43 (h)(n)(p)		3,600,000	132,532
Series 2011-C5:
Class B. 5.3144% 8/15/46 (h)(n)		1,140,000	1,251,972
Class C, 5.3144% 8/15/46 (h)(n)		1,102,648	1,195,388
JPMorgan Chase Commercial Mortgage Trust Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,055,006
Class D, 4.2425% 4/15/46 (n)		1,430,000	1,258,900
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (n)		21,615,000	24,258,385
Series 1998-C4 Class G, 5.6% 10/15/35 (h)		90,758	91,611
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		$ 150,000	$ 150,050
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,992,613
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (n)		1,500,000	1,580,366
Class AM, 5.263% 11/15/40 (n)		137,000	146,562
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	939,555
Class AM, 5.413% 9/15/39		1,500,000	1,646,042
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,018,121
Class AM, 5.378% 11/15/38		160,000	174,179
Series 2007-C1 Class A4, 5.424% 2/15/40		17,074,000	18,855,587
Series 2007-C2 Class A3, 5.43% 2/15/40		3,278,053	3,623,855
Series 2003-C7:
Class L, 5.224% 7/15/37 (h)(n)		273,226	273,906
Class M, 5.224% 7/15/37 (h)(n)		570,000	546,151
Class N, 5.224% 7/15/37 (h)(n)		280,000	264,833
Series 2004-C2 Class G, 4.595% 3/15/36 (h)(n)		225,000	224,835
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	285,877
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	761,177
Series 2005-C2 Class AJ, 5.205% 4/15/30 (n)		740,000	768,094
Series 2005-C7 Class C, 5.35% 11/15/40 (n)		1,016,000	1,036,599
Series 2006-C4:
Class AJ, 5.8572% 6/15/38 (n)		1,060,000	1,125,488
Class AM, 5.8572% 6/15/38 (n)		500,000	548,385
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)		2,361,102	2,547,241
Series 2007-C7:
Class A3, 5.866% 9/15/45		12,902,745	14,709,980
Class XCP, 0.2771% 9/15/45 (n)(p)		110,934,458	273,232
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA Class H, 0.5545% 9/15/21 (h)(n)		265,405	263,449
Series 2007-LLFA Class E, 1.0545% 6/15/22 (h)(n)		110,234	110,152
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3859% 6/25/43 (h)(n)		540,000	551,601
Class D, 5.3859% 6/25/43 (h)(n)		310,000	311,311
Mach One Trust LLC Series 2004-1A Class H, 6.2658% 5/28/40 (h)(n)		260,000	268,372
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.6954% 7/9/21 (h)(n)		17,970,000	17,850,517
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3909% 10/12/39 (h)(n)	CAD	320,000	$ 279,804
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (n)		220,782	221,156
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3667% 1/12/44 (n)		220,000	236,612
Series 2004-MKB1 Class F, 5.6867% 2/12/42 (h)(n)		180,000	180,047
Series 2005-LC1 Class F, 5.4207% 1/12/44 (h)(n)		1,655,000	1,486,738
Series 2006-C1:
Class AJ, 5.6868% 5/12/39 (n)		530,000	539,230
Class AM, 5.6868% 5/12/39 (n)		100,000	108,913
Series 2007-C1 Class A4, 5.8409% 6/12/50 (n)		9,429,517	10,611,658
Series 2008-C1 Class A4, 5.69% 2/12/51		4,002,336	4,483,556
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (n)		94,480	94,245
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (n)		114,505	114,576
Class A3, 5.172% 12/12/49 (n)		900,000	974,006
Class ASB, 5.133% 12/12/49 (n)		818,122	841,528
Series 2007-5 Class A4, 5.378% 8/12/48		19,456,000	21,206,106
Series 2007-6 Class A4, 5.485% 3/12/51 (n)		14,650,000	16,220,319
Series 2007-7 Class A4, 5.7439% 6/12/50 (n)		6,656,000	7,426,046
Series 2006-4 Class XP, 0.618% 12/12/49 (n)(p)		24,039,637	128,131
Series 2007-6 Class B, 5.635% 3/12/51 (n)		1,902,000	455,826
Series 2007-7 Class B, 5.7439% 6/12/50 (n)		166,000	6,721
Series 2007-8 Class A3, 5.8943% 8/12/49 (n)		1,640,000	1,844,724
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		9,985	9,985
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		431,584	405,689
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6635% 11/15/45 (h)(n)		1,357,000	1,325,352
Series 2013-C12 Class D, 4.935% 10/15/46 (h)		1,000,000	911,912
Series 2013-C13 Class D, 4.8964% 11/15/46 (h)(n)		940,000	855,571
Series 2013-C7:
Class D, 4.3056% 2/15/46 (h)		810,000	723,099
Class E, 4.3036% 2/15/46 (h)(n)		340,000	278,237
Series 2013-C8 Class D, 4.1722% 12/15/48 (h)(n)		400,000	355,078
Series 2013-C9:
Class C, 4.0723% 5/15/46 (n)		620,000	590,376
Class D, 4.1603% 5/15/46 (h)(n)		1,740,000	1,527,802
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.355% 7/15/19 (h)(n)		$ 357,716	$ 269,181
Class J, 0.585% 7/15/19 (h)(n)		335,939	329,168
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (h)(n)		1,092,000	1,060,426
Class D, 0.345% 10/15/20 (h)(n)		667,354	644,721
Class E, 0.405% 10/15/20 (h)(n)		834,661	802,181
Class F, 0.455% 10/15/20 (h)(n)		500,899	476,398
Class G, 0.495% 10/15/20 (h)(n)		619,188	592,827
Class H, 0.585% 10/15/20 (h)(n)		389,758	359,523
Class J, 0.735% 10/15/20 (h)(n)		225,021	97,305
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	683,111
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (n)		217,987	223,044
Series 2012-C4 Class E, 5.5254% 3/15/45 (h)(n)		1,210,000	1,216,993
Series 1997-RR Class F, 7.4284% 4/30/39 (h)(n)		70,782	70,782
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		208,098	165,160
Series 1999-WF1:
Class N, 5.91% 11/15/31 (h)		210,000	210,247
Class O, 5.91% 11/15/31 (h)		179,888	58,797
Series 2004-IQ7 Class E, 5.3978% 6/15/38 (h)(n)		120,000	126,476
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,546,101
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (n)		1,000,000	1,041,442
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (n)		492,570	526,560
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	782,850
Series 2006-T23 Class A3, 5.8071% 8/12/41 (n)		972,000	983,398
Series 2007-HQ12 Class A2, 5.6007% 4/12/49 (n)		7,236,977	7,310,295
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)		2,852,000	3,160,743
Class B, 5.7406% 4/15/49 (n)		469,000	98,502
Series 2011-C1:
Class C, 5.2519% 9/15/47 (h)(n)		970,000	1,063,670
Class D, 5.2519% 9/15/47 (h)(n)		1,760,000	1,897,970
Class E, 5.2519% 9/15/47 (h)(n)		573,100	589,324
Series 2011-C2:
Class D, 5.3056% 6/15/44 (h)(n)		580,000	612,072
Class E, 5.3056% 6/15/44 (h)(n)		600,000	605,685
Class F, 5.3056% 6/15/44 (h)(n)		550,000	501,608
Class XB, 0.4595% 6/15/44 (h)(n)(p)		9,001,008	288,284
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C3:
Class C, 5.1828% 7/15/49 (h)(n)		$ 1,000,000	$ 1,063,985
Class D, 5.1828% 7/15/49 (h)(n)		1,130,000	1,168,347
Class E, 5.1828% 7/15/49 (h)(n)		400,000	403,459
Series 2012-C4 Class D, 5.5254% 3/15/45 (h)(n)		330,000	347,721
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9093% 2/23/34 (n)		386,009	406,068
Series 2001-TOP3 Class E, 7.4233% 7/15/33 (h)(n)		150,000	153,085
Series 2003-TOP9 Class E, 5.4419% 11/13/36 (h)(n)		78,000	80,252
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (h)		273,000	309,785
Class D, 6.45% 1/22/26 (h)		740,731	829,989
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		896,801	1,139,117
RBSCF Trust Series 2010-MB1 Class D, 4.6866% 4/15/24 (h)(n)		1,238,000	1,278,770
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	94,935
Class G, 4.456% 9/12/38 (h)	CAD	54,000	46,906
Class H, 4.456% 9/12/38 (h)	CAD	36,000	30,617
Class J, 4.456% 9/12/38 (h)	CAD	36,000	29,193
Class K, 4.456% 9/12/38 (h)	CAD	18,000	13,960
Class L, 4.456% 9/12/38 (h)	CAD	26,000	18,456
Class M, 4.456% 9/12/38 (h)	CAD	104,391	58,831
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	110,784
Class G, 4.57% 4/12/23	CAD	42,000	35,903
Class H, 4.57% 4/12/23	CAD	42,000	34,914
Class J, 4.57% 4/12/23	CAD	42,000	33,957
Class K, 4.57% 4/12/23	CAD	21,000	16,516
Class L, 4.57% 4/12/23	CAD	63,000	48,206
Class M, 4.57% 4/12/23	CAD	185,000	109,914
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(n)		435	435
Series 2006-C2 Class H, 6.308% 7/18/33 (h)		268,000	103,342
SCG Trust Series 2013-SRP1 Class D, 3.5037% 11/15/26 (h)(n)		880,000	850,433
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5492% 8/15/39 (n)		170,000	181,138
Series 2007-C4 Class F, 5.5492% 8/15/39 (n)		820,000	617,071
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		$ 270,000	$ 276,110
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7295% 7/15/24 (h)(n)		110,000	99,000
Class G, 0.7295% 7/15/24 (h)(n)		200,000	174,000
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (h)(n)		310,000	285,680
Series 2012-WRM Class E, 4.238% 6/10/30 (h)(n)		970,000	861,526
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (h)(n)		284,000	325,028
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (h)(n)		1,299,000	1,196,300
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		180,000	205,406
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (h)(n)		1,431,439	1,422,492
Class G, 0.5145% 9/15/21 (h)(n)		1,779,101	1,743,519
Class J, 0.7545% 9/15/21 (h)(n)		395,545	348,080
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (h)(n)		4,565,501	4,165,517
Class LXR1, 0.8545% 6/15/20 (h)(n)		233,698	221,755
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,978,642	9,830,849
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,988,618
Series 2007-C31 Class A4, 5.509% 4/15/47		45,212,000	49,385,610
Series 2007-C32 Class A3, 5.7499% 6/15/49 (n)		19,449,000	21,601,318
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (n)		11,720,000	12,932,000
Class A5, 5.9216% 2/15/51 (n)		19,259,000	21,725,693
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	340,243
Series 2004-C11:
Class D, 5.3761% 1/15/41 (n)		360,000	368,280
Class E, 5.4261% 1/15/41 (n)		327,000	333,905
Series 2004-C12 Class D, 5.3124% 7/15/41 (n)		280,000	282,635
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	262,357
Class C, 5.21% 8/15/41		170,000	172,444
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (h)(n)		500,000	513,856
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,961,753
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3811% 12/15/44 (n)		$ 4,218,000	$ 4,141,713
Class F, 5.3811% 12/15/44 (h)(n)		3,171,000	761,082
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)		7,870,000	8,461,383
Series 2006-C27 Class A1A, 5.749% 7/15/45 (n)		22,018,160	24,070,164
Series 2007-C30 Class XP, 0.4783% 12/15/43 (h)(n)(p)		14,469,363	3,095
Series 2007-C31 Class C, 5.672% 4/15/47 (n)		522,000	432,428
Series 2007-C32:
Class D, 5.7499% 6/15/49 (n)		1,431,000	646,545
Class E, 5.7499% 6/15/49 (n)		2,252,000	761,928
Series 2007-WHL8 Class D, 0.4545% 6/15/20 (n)		9,900,000	9,502,911
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (h)(n)(p)		20,614,217	719,498
Series 2012-LC5:
Class C, 4.693% 10/15/45 (n)		569,000	577,560
Class D, 4.7788% 10/15/45 (h)(n)		1,621,000	1,536,447
Series 2013-LC12 Class C, 4.4405% 7/15/46 (n)		600,000	582,758
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		360,000	387,733
Class D, 5.548% 3/15/44 (h)(n)		230,000	238,376
Class E, 5% 3/15/44 (h)		890,000	801,796
Series 2011-C4 Class E, 5.2475% 6/15/44 (h)(n)		320,000	320,053
Series 2011-C5:
Class C, 5.636% 11/15/44 (h)(n)		260,000	286,404
Class D, 5.636% 11/15/44 (h)(n)		600,000	646,868
Class E, 5.636% 11/15/44 (h)(n)		590,000	613,072
Class F, 5.25% 11/15/44 (h)(n)		933,000	850,346
Class XA, 2.0291% 11/15/44 (h)(n)(p)		5,067,982	507,766
Series 2012-C10:
Class D, 4.4599% 12/15/45 (h)(n)		380,000	347,353
Class E, 4.4599% 12/15/45 (h)(n)		1,190,000	965,122
Series 2012-C6 Class D, 5.5625% 4/15/45 (h)(n)		540,000	542,116
Series 2012-C7:
Class C, 4.8475% 6/15/45 (n)		1,270,000	1,308,969
Class E, 4.8475% 6/15/45 (h)(n)		890,000	849,070
Series 2012-C8 Class D, 4.8781% 8/15/45 (h)(n)		650,000	657,954
Series 2013-C11:
Class D, 4.1839% 3/15/45 (h)(n)		870,000	786,952
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-C11:
Class E, 4.1839% 3/15/45 (h)(n)		$ 1,750,000	$ 1,390,806
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(n)		600,000	531,549
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $829,245,134)			906,407,589
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (n)		3,300,000	3,364,515
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,564,462
7.3% 10/1/39		18,415,000	24,778,672
7.5% 4/1/34		9,105,000	12,355,758
7.6% 11/1/40		12,540,000	17,678,516
7.625% 3/1/40		5,410,000	7,545,543
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,519,486
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,597,989
Series 2012 B, 5.432% 1/1/42		3,285,000	2,921,876
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33		63,045,000	61,964,409
Series 2010, 4.421% 1/1/15		6,825,000	7,035,688
Series 2010-1, 6.63% 2/1/35		11,945,000	13,203,167
Series 2010-3:
5.547% 4/1/19		330,000	361,287
6.725% 4/1/35		17,810,000	19,836,956
7.35% 7/1/35		8,165,000	9,540,721
Series 2011:
4.961% 3/1/16		1,035,000	1,099,056
5.665% 3/1/18		9,095,000	10,092,176
5.877% 3/1/19		25,950,000	29,116,679
Series 2013:
2.69% 12/1/17		3,365,000	3,400,871
3.14% 12/1/18		3,490,000	3,500,156
TOTAL MUNICIPAL SECURITIES (Cost $243,380,133)			250,477,983
Foreign Government and Government Agency Obligations - 2.5%
		Principal Amount (e)	Value
Argentine Republic:
2.5% 12/31/38 (f)		$ 2,330,000	$ 891,225
7% 10/3/15		6,400,000	5,991,822
8.28% 12/31/33		2,771,829	2,009,576
Aruba Government 4.625% 9/14/23 (h)		560,000	532,000
Bahamian Republic 6.95% 11/20/29 (h)		855,000	911,430
Bahrain Kingdom:
5.5% 3/31/20		375,000	407,325
6.125% 8/1/23 (h)		580,000	639,450
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (h)		10,965,000	11,170,594
5.75% 9/26/23 (h)		10,378,000	10,572,588
Barbados Government 7% 8/4/22 (h)		400,000	342,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,935,000	3,954,675
8.95% 1/26/18		1,015,000	1,030,225
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,629,813
5.625% 1/7/41		13,235,000	13,003,388
7.125% 1/20/37		1,875,000	2,182,031
8.25% 1/20/34		1,385,000	1,790,113
12.25% 3/6/30		1,225,000	2,082,500
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		1,150,000	954,500
City of Buenos Aires 12.5% 4/6/15 (h)		1,750,000	1,771,000
Colombian Republic:
6.125% 1/18/41		1,985,000	2,168,613
7.375% 9/18/37		1,680,000	2,095,800
10.375% 1/28/33		2,100,000	3,097,500
Congo Republic 3.5% 6/30/29 (f)		3,303,153	2,939,806
Costa Rican Republic:
4.25% 1/26/23 (h)		1,600,000	1,480,000
4.375% 4/30/25 (h)		890,000	796,550
5.625% 4/30/43 (h)		490,000	414,050
Croatia Republic:
5.5% 4/4/23 (h)		1,710,000	1,727,100
6% 1/26/24 (h)		1,150,000	1,186,225
6.25% 4/27/17 (h)		1,460,000	1,576,800
6.375% 3/24/21 (h)		1,550,000	1,674,000
6.625% 7/14/20 (h)		1,670,000	1,832,825
6.75% 11/5/19 (h)		2,050,000	2,270,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		$ 975,000	$ 972,563
5.875% 7/25/22		450,000	448,875
6% 1/14/19 (h)		900,000	945,000
6.25% 10/4/20 (h)		2,130,000	2,236,500
6.25% 7/27/21 (h)		1,410,000	1,469,925
7.4% 1/22/15 (h)		1,455,000	1,505,925
7.4% 1/22/15 (Reg.S)		100,000	103,500
Dominican Republic:
1.1593% 8/30/24 (n)		1,600,000	1,368,000
5.875% 4/18/24 (h)		570,000	555,038
5.875% 4/18/24		585,000	569,644
7.5% 5/6/21 (h)		2,030,000	2,243,150
9.04% 1/23/18 (h)		1,228,506	1,348,285
El Salvador Republic:
7.625% 2/1/41 (h)		675,000	624,375
7.65% 6/15/35 (Reg. S)		1,165,000	1,118,400
8.25% 4/10/32 (Reg. S)		575,000	583,625
Export Credit Bank of Turkey 5.375% 11/4/16 (h)		800,000	825,120
Gabonese Republic 6.375% 12/12/24 (h)		931,000	954,275
Georgia Republic 6.875% 4/12/21 (h)		720,000	788,400
German Federal Republic 2.5% 7/4/44	EUR	350,000	485,603
Guatemalan Republic 5.75% 6/6/22 (h)		555,000	582,750
Hungarian Republic:
4.125% 2/19/18		1,976,000	2,005,640
5.75% 11/22/23		1,910,000	1,964,913
6.375% 3/29/21		1,265,000	1,385,175
7.625% 3/29/41		2,240,000	2,525,600
Indonesian Republic:
3.375% 4/15/23 (h)		555,000	498,113
4.875% 5/5/21 (h)		1,260,000	1,300,950
5.25% 1/17/42 (h)		715,000	650,650
5.375% 10/17/23		400,000	417,520
5.875% 3/13/20 (h)		1,260,000	1,386,000
6.625% 2/17/37 (h)		950,000	1,007,000
6.75% 1/15/44 (h)		890,000	961,200
7.75% 1/17/38 (h)		1,450,000	1,721,875
8.5% 10/12/35 (Reg. S)		1,860,000	2,348,250
11.625% 3/4/19 (h)		1,435,000	1,939,044
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		3,220,000	3,268,300
7.125% 3/31/16 (Reg. S)		100,000	101,500
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Ivory Coast 7.7743% 12/31/32 (f)		$ 2,350,000	$ 2,076,813
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,224,270
Latvian Republic:
2.75% 1/12/20 (h)		1,000,000	975,000
5.25% 2/22/17 (h)		550,000	602,800
5.25% 6/16/21 (h)		305,000	335,500
Lebanese Republic:
4% 12/31/17		3,978,000	3,948,165
4.75% 11/2/16		1,785,000	1,787,678
5.15% 11/12/18		1,190,000	1,178,219
5.45% 11/28/19		1,555,000	1,531,675
6.375% 3/9/20		1,180,000	1,216,816
Lithuanian Republic:
6.125% 3/9/21 (h)		1,960,000	2,263,212
6.625% 2/1/22 (h)		1,940,000	2,303,750
7.375% 2/11/20 (h)		1,565,000	1,909,300
Mongolian People's Republic:
4.125% 1/5/18 (h)		400,000	360,000
5.125% 12/5/22 (h)		600,000	480,000
Moroccan Kingdom:
4.25% 12/11/22 (h)		1,800,000	1,741,500
5.5% 12/11/42 (h)		600,000	549,900
Panamanian Republic:
4.3% 4/29/53		830,000	658,190
6.7% 1/26/36		1,570,000	1,807,463
8.875% 9/30/27		1,335,000	1,817,269
9.375% 4/1/29		700,000	983,500
Peruvian Republic:
4% 3/7/27 (f)		1,360,000	1,360,000
5.625% 11/18/50		555,000	574,425
7.35% 7/21/25		700,000	892,500
8.75% 11/21/33		2,405,000	3,463,200
Philippine Republic:
6.375% 1/15/32		395,000	481,406
7.75% 1/14/31		1,655,000	2,259,075
9.5% 2/2/30		1,685,000	2,607,538
10.625% 3/16/25		1,210,000	1,884,575
Plurinational State of Bolivia:
4.875% 10/29/22 (h)		1,190,000	1,142,400
5.95% 8/22/23 (h)		685,000	698,700
5.95% 8/22/23		400,000	408,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Polish Government:
3% 3/17/23		$ 1,465,000	$ 1,375,269
5% 3/23/22		1,805,000	1,980,988
6.375% 7/15/19		790,000	940,100
Provincia de Cordoba 12.375% 8/17/17 (h)		1,775,000	1,517,625
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,271,600	1,227,094
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,348,438
Republic of Armenia 6% 9/30/20 (h)		2,655,000	2,721,375
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,000,000	4,312,500
Republic of Namibia 5.5% 11/3/21 (h)		740,000	760,350
Republic of Nigeria:
5.125% 7/12/18 (h)		980,000	989,800
6.375% 7/12/23 (h)		475,000	479,750
6.75% 1/28/21 (h)		615,000	648,825
Republic of Paraguay 4.625% 1/25/23 (h)		425,000	419,900
Republic of Serbia:
4.875% 2/25/20 (h)		790,000	783,088
5.25% 11/21/17 (h)		965,000	1,003,600
5.875% 12/3/18 (h)		2,180,000	2,299,900
6.75% 11/1/24 (h)		2,543,291	2,568,723
7.25% 9/28/21 (h)		1,450,000	1,604,063
Republic of Zambia 5.375% 9/20/22 (h)		800,000	668,000
Romanian Republic:
4.375% 8/22/23 (h)		1,796,000	1,778,040
6.125% 1/22/44 (h)		1,472,000	1,532,720
6.75% 2/7/22 (h)		2,872,000	3,363,830
6.75% 2/7/22		50,000	58,563
Russian Federation:
4.875% 9/16/23 (h)		400,000	406,200
5.625% 4/4/42 (h)		600,000	592,500
5.875% 9/16/43 (h)		600,000	606,000
7.5% 3/31/30 (Reg. S)		4,380,805	5,081,734
12.75% 6/24/28 (Reg. S)		2,775,000	4,689,750
Slovakia Republic 4.375% 5/21/22 (h)		700,000	750,750
South African Republic 5.875% 9/16/25		1,265,000	1,353,550
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,425,000	1,346,625
5.45% 2/9/17 (Reg. S)		455,000	481,163
Turkish Republic:
5.125% 3/25/22		515,000	513,713
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Turkish Republic: - continued
5.625% 3/30/21		$ 815,000	$ 848,415
6% 1/14/41		820,000	773,670
6.25% 9/26/22		680,000	728,620
6.75% 4/3/18		1,075,000	1,192,175
6.75% 5/30/40		975,000	1,010,100
6.875% 3/17/36		1,795,000	1,895,969
7% 3/11/19		685,000	769,598
7.25% 3/5/38		1,150,000	1,265,000
7.375% 2/5/25		1,695,000	1,918,740
7.5% 11/7/19		695,000	799,945
8% 2/14/34		570,000	675,165
11.875% 1/15/30		480,000	753,024
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (h)		1,690,000	1,423,825
Ukraine Government:
6.25% 6/17/16 (h)		1,155,000	1,030,838
6.75% 11/14/17 (h)		770,000	680,680
7.5% 4/17/23 (Reg. S)		450,000	396,000
7.75% 9/23/20 (h)		1,280,000	1,139,200
7.8% 11/28/22 (h)		1,000,000	880,000
7.8% 11/28/22		325,000	286,000
7.95% 6/4/14 (h)		2,270,000	2,156,500
7.95% 6/4/14 (Reg.S)		1,160,000	1,102,000
7.95% 2/23/21 (h)		1,425,000	1,264,688
9.25% 7/24/17 (h)		2,350,000	2,185,500
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	674,438
United Kingdom, Great Britain and Northern Ireland 4.5% 9/7/34	GBP	260,000	507,064
United Mexican States:
4% 10/2/23		28,314,000	28,667,925
4.75% 3/8/44		13,662,000	12,739,815
5.75% 10/12/2110		216,000	205,200
6.05% 1/11/40		1,116,000	1,248,804
6.75% 9/27/34		800,000	970,000
7.5% 4/8/33		360,000	467,100
8.3% 8/15/31		420,000	583,800
United Republic of Tanzania 6.3921% 3/9/20 (n)		1,155,000	1,183,875
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,420,000	4,330,575
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		300,000	250,500
6% 12/9/20		480,000	309,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (e)	Value
Venezuelan Republic: - continued
7% 3/31/38		$ 395,000	$ 236,013
8.5% 10/8/14		1,855,000	1,813,263
9% 5/7/23 (Reg. S)		1,585,000	1,117,425
9.25% 5/7/28 (Reg. S)		630,000	443,205
9.375% 1/13/34		455,000	323,050
11.75% 10/21/26 (Reg. S)		825,000	660,000
11.95% 8/5/31 (Reg. S)		1,825,000	1,460,000
12.75% 8/23/22		2,340,000	2,035,800
13.625% 8/15/18		1,318,000	1,245,510
Vietnamese Socialist Republic:
1.25% 3/12/16 (n)		641,304	564,348
4% 3/12/28 (f)		4,441,833	3,953,232
6.875% 1/15/16 (h)		1,980,000	2,121,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $316,725,295)			325,351,216
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $2,168,333)	EUR	1,650,000	2,380,237
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(h) (Cost $1,258,919)	1	110,691
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	243,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	$ 358,200
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	655,500
Series D, 7.50%	5,942	139,043
Boston Properties, Inc. 5.25%	17,500	366,800
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	192,460
Series E, 6.625%	25,000	582,000
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	232,900
Corporate Office Properties Trust:
Series H, 7.50%	5,000	124,950
Series L, 7.375%	12,221	306,014
CYS Investments, Inc. Series B, 7.50%	21,700	497,147
DDR Corp. Series K, 6.25%	17,823	395,136
Digital Realty Trust, Inc. Series E, 7.00%	10,000	240,500
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	441,333
Essex Property Trust, Inc. Series H, 7.125%	9,354	241,333
First Potomac Realty Trust 7.75%	15,000	372,300
Hersha Hospitality Trust Series B, 8.00%	13,844	351,638
Hospitality Properties Trust Series D, 7.125%	10,000	249,900
LaSalle Hotel Properties Series H, 7.50%	10,000	252,500
PS Business Parks, Inc.:
Series R, 6.875%	10,000	253,100
Series S, 6.45%	21,000	496,020
Public Storage:
Series P, 6.50%	12,000	308,400
Series R, 6.35%	10,500	263,025
Series S, 5.90%	20,000	468,200
Realty Income Corp. Series F, 6.625%	12,000	300,120
Regency Centers Corp. Series 6, 6.625%	5,510	132,516
Retail Properties America, Inc. 7.00%	24,109	575,000
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	445,175
Stag Industrial, Inc. Series A, 9.00%	20,000	540,400
Sun Communities, Inc. Series A, 7.125%	14,801	356,112
Taubman Centers, Inc. Series J, 6.50%	11,338	264,402
		10,402,124
TOTAL PREFERRED STOCKS (Cost $10,889,425)		10,645,124
Bank Loan Obligations - 0.6%
	Principal Amount (e)	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (n)	$ 545,000	$ 545,709
Automobiles - 0.0%
Chrysler Group LLC:
term loan 3.25% 12/31/18 (n)	1,110,000	1,107,225
Tranche B, term loan 3.5% 5/24/17 (n)	370,000	370,463
		1,477,688
Hotels, Restaurants & Leisure - 0.1%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (n)	3,075,000	3,071,156
Extended Stay America, Inc. REL 9.625% 12/1/19	337,963	348,102
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (n)	196,000	199,430
5.5% 11/21/19 (n)	84,000	85,470
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (n)	2,236,053	2,247,233
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (n)	431,355	432,433
Tranche B, term loan 11.375% 7/6/14 (n)	323,518	324,327
Tranche D, term loan 14.9% 7/6/14 (n)	650,000	653,250
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 2/21/21 (q)	665,000	666,663
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (n)	575,000	575,719
		8,603,783
Media - 0.0%
Clear Channel Communications, Inc. Tranche D, term loan 6.9045% 1/30/19 (n)	4,105,000	4,038,294
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (n)	560,000	562,100
		4,600,394
TOTAL CONSUMER DISCRETIONARY		15,227,574
Bank Loan Obligations - continued
	Principal Amount (e)	Value
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (n)	$ 260,000	$ 262,600
Tranche B 1LN, term loan 4.25% 2/18/21 (n)	525,000	525,000
		787,600
Food Products - 0.0%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (n)	120,000	120,000
TOTAL CONSUMER STAPLES		907,600
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (n)	2,145,000	2,166,450
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (n)	2,205,000	2,251,967
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (n)	2,105,000	2,102,369
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (n)	4,280,000	4,461,900
Tranche B 1LN, term loan 3.875% 9/30/18 (n)	344,463	345,324
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (n)	1,775,550	1,779,989
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (n)	205,000	206,794
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (n)	145,000	146,088
		11,294,431
TOTAL ENERGY		13,460,881
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.5007% 2/1/20 (n)	449,463	453,957
Diversified Financial Services - 0.1%
Blackstone REL 9.98% 10/1/17	1,241,892	1,266,730
Bank Loan Obligations - continued
	Principal Amount (e)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Delos Finance SARL Tranche B LN, term loan 2/27/21 (q)	$ 1,355,000	$ 1,360,081
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (n)	2,070,000	2,129,513
		4,756,324
Insurance - 0.0%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (n)	2,373,680	2,397,417
Tranche B 1LN, term loan 4.5% 11/30/19 (n)	707,624	707,624
		3,105,041
Real Estate Management & Development - 0.0%
CityCenter REL 8.74% 7/12/14 (n)	413,418	413,418
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (n)	1,337,300	1,350,673
		1,764,091
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (n)	44,663	44,997
TOTAL FINANCIALS		10,124,410
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (n)	615,000	620,381
Pharmaceuticals - 0.0%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 12/12/20 (n)	2,135,000	2,135,000
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (n)	125,000	126,875
Tranche B 1LN, term loan 4.25% 1/28/21 (n)	210,000	210,000
		2,471,875
TOTAL HEALTH CARE		3,092,256
Bank Loan Obligations - continued
	Principal Amount (e)	Value
INDUSTRIALS - 0.1%
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (n)	$ 1,155,000	$ 1,155,000
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (n)	40,000	40,100
		1,195,100
Commercial Services & Supplies - 0.1%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (n)	4,165,000	4,201,444
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (n)	2,587,065	2,596,223
Garda World Security Corp.:
term loan 4% 11/8/20 (n)	1,433,722	1,435,514
Tranche DD, term loan 4% 11/8/20 (n)	366,766	367,224
WTG Holdings III Corp.:
Tranche 2LN, term loan 8.5% 1/15/22 (n)	90,000	90,900
Tranche B 1LN, term loan 4.75% 1/15/21 (n)	95,000	95,238
		8,786,543
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (n)	523,300	516,759
Electrical Equipment - 0.0%
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (n)	190,000	191,188
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (n)	745,000	745,000
		936,188
Industrial Conglomerates - 0.0%
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (n)	35,000	35,744
Tranche B 1LN, term loan 4.5% 11/21/20 (n)	45,000	45,281
		81,025
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (n)	700,000	702,625
TOTAL INDUSTRIALS		12,218,240
Bank Loan Obligations - continued
	Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (n)	$ 3,690,680	$ 3,721,608
Avaya, Inc. Tranche B 6LN, term loan 6.5% 3/31/18 (n)	2,770,000	2,762,687
		6,484,295
Computers & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (n)	2,685,000	2,681,778
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (n)	490,000	488,775
Internet Software & Services - 0.0%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/27/21 (n)	2,145,000	2,155,725
IT Services - 0.1%
First Data Corp. term loan 4.1555% 3/24/18 (n)	4,645,000	4,656,613
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche D, term loan 3.25% 1/11/20 (n)	2,094,750	2,094,750
TOTAL INFORMATION TECHNOLOGY		18,561,936
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
12/17/19 (q)	295,000	296,106
4.25% 12/17/19 (n)	95,000	95,356
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (n)	895,000	893,881
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (n)	520,000	523,900
		1,809,243
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (n)	1,401,488	1,413,751
TOTAL MATERIALS		3,222,994
TOTAL BANK LOAN OBLIGATIONS (Cost $75,841,158)		76,815,891
Sovereign Loan Participations - 0.0%
	Principal Amount (e)	Value
Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (n)	$ 1,004,767	$ 949,505
Goldman Sachs 1.1875% 12/14/19 (n)	861,111	813,750
Mizuho 1.1875% 12/14/19 (n)	403,760	381,553
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,026,326)		2,144,808
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,346,961)	1,329,000	1,379,576
Fixed-Income Funds - 18.8%
	Shares
Fidelity Floating Rate Central Fund (o)	3,971,468	428,163,913
Fidelity Mortgage Backed Securities Central Fund (o)	18,772,317	2,011,078,323
TOTAL FIXED-INCOME FUNDS (Cost $2,234,797,328)		2,439,242,236
Preferred Securities - 0.2%
		Principal Amount (e)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (f)(h)(i)		$ 1,850,000	1,953,035
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		850,000	873,853
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (h)(i)		600,000	525,837
5.875% (Reg. S) (i)		200,000	175,279
			701,116
FINANCIALS - 0.1%
Capital Markets - 0.0%
UBS AG 4.75% 2/12/26 (Reg. S) (n)	EUR	1,500,000	2,149,784
Preferred Securities - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Commercial Banks - 0.0%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (n)		$ 3,750,000	$ 4,438,444
Diversified Financial Services - 0.1%
Magnesita Finance Ltd. 8.625% (Reg. S) (i)		200,000	190,635
Vattenfall Treasury AB 5.25% (i)(n)	EUR	3,000,000	4,433,539
			4,624,174
Insurance - 0.0%
Allianz SE 4.75% (Reg. S) (i)(n)	EUR	1,100,000	1,623,012
TOTAL FINANCIALS			12,835,414
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (i)		100,000	101,604
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (i)		1,600,000	1,373,156
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.625% (Reg. S) (i)(n)		5,200,000	5,282,704
Multi-Utilities - 0.0%
RWE AG 4.625% (i)(n)	EUR	3,000,000	4,328,790
TOTAL UTILITIES			9,611,494
TOTAL PREFERRED SECURITIES (Cost $26,235,641)			27,449,672
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $312,112,405)	312,112,405	312,112,405
Cash Equivalents - 3.3%
	Maturity Amount (e)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) #(s) (Cost $430,975,000)	$ 430,976,796	430,975,000
Purchased Swaptions - 0.0%
	Expiration Date		Notional Amount (e)	Value
Put Options - 0.0%
Option on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .75%	4/16/14	EUR	9,000,000	$ 21,758
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .75%	4/16/14	EUR	8,600,000	20,791
Option on a credit default swap with Credit Suisse to buy protection on the 5-Year iTraxx Europe Series 20 Index expiring December 2018 exercise rate .85%	4/16/14	EUR	9,200,000	9,820
TOTAL PURCHASED SWAPTIONS (Cost $110,786)				52,369
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $13,030,576,118)		13,616,616,793
NET OTHER ASSETS (LIABILITIES) (c) - (4.7)%		(612,277,409)
NET ASSETS - 100%		$ 13,004,339,384
TBA Sale Commitments
	Principal Amount (e)
Fannie Mae
3% 3/1/44	$ (4,000,000)	(3,884,806)
3% 3/1/44	(9,000,000)	(8,740,813)
3% 3/1/44	(7,300,000)	(7,089,770)
3.5% 3/1/44	(21,000,000)	(21,284,989)
3.5% 3/1/44	(14,600,000)	(14,798,135)
4% 3/1/44	(3,100,000)	(3,248,703)
4% 3/1/44	(10,600,000)	(11,108,469)
TOTAL FANNIE MAE		(70,155,685)
TBA Sale Commitments - continued
	Principal Amount (e)	Value
Ginnie Mae
4% 3/1/44	$ (3,700,000)	$ (3,923,157)
TOTAL TBA SALE COMMITMENTS (Proceeds $73,858,061)		$ (74,078,842)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	March 2014	$ 2,187,083	$ 55,585
46 TME 10 Year Canadian Note Contracts	June 2014	5,425,449	44,756
2 TSE 10 Year Japanese Government Bond Index Contracts	March 2014	2,852,903	19,052
TOTAL BOND INDEX CONTRACTS		10,465,435	119,393
Treasury Contracts
56 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	6,973,750	32,697
79 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	9,468,891	28,853
57 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	8,184,844	162,131
TOTAL TREASURY CONTRACTS		24,627,485	223,681
TOTAL PURCHASED		35,092,920	343,074
Sold
Bond Index Contracts
123 LIFFE Long Gilt Index Contracts (United Kingdom)	June 2014	22,539,259	(57,805)
82 LIFFE Medium Gilt Index Contracts (United Kingdom)	June 2014	15,013,814	(10,639)
TOTAL BOND INDEX CONTRACTS		37,553,073	(68,444)
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Treasury Contracts
58 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	$ 7,717,625	$ (51,257)
TOTAL SOLD		45,270,698	(119,701)
		$ 80,363,618	$ 223,373
The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (e)	Unrealized Appreciation/ (Depreciation)
5/15/14	AUD	Citibank NA	Sell	150,000	$ 133,945	$ 791
5/15/14	CAD	Morgan Stanley Capital Svc LLC	Sell	105,000	94,648	(1)
5/15/14	EUR	Deutsche Bank AG	Sell	2,342,000	3,213,016	(19,625)
5/15/14	EUR	Goldman Sachs Bank USA	Sell	62,290,000	85,375,546	(602,759)
5/15/14	EUR	Morgan Stanley Capital Svc LLCrd	Sell	464,000	640,634	179
5/15/14	GBP	Barclays Bank PLC	Sell	46,963,000	78,134,269	(462,100)
5/15/14	GBP	Deutsche Bank AG	Buy	1,054,000	1,756,190	7,765
5/15/14	JPY	Citibank NA	Sell	15,000,000	147,179	(273)
						$ (1,076,023)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Sep. 2018	Credit Suisse Intl.	(1%)	EUR	3,500,000	$ (34,905)	$ (160,061)	$ (194,966)
Kering SA		Sep. 2018	Morgan Stanley Capital Svc LLC	(1%)	EUR	3,500,000	(73,241)	11,887	(61,354)
Santander Central Hispano Issuances Ltd		Dec. 2018	Citibank NA	(5%)	EUR	1,400,000	(313,363)	247,913	(65,450)
Valeo SA		Sep. 2018	Credit Suisse Intl.	(1%)	EUR	3,500,000	(62,660)	(77,679)	(140,339)
TOTAL BUY PROTECTION							(484,169)	22,060	(462,109)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%		22,651	(20,921)	0	(20,921)
TOTAL CREDIT DEFAULT SWAPS							$ (505,090)	$ 22,060	$ (483,030)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Includes cash collateral of $200 from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,254,319,648 or 9.6% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,035,466.

(l) Security or a portion of the security has been segregated as collateral for open foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $367,509.

(m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $139,956.

(n) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $244,297 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 238,619
(s) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$430,975,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 427,198,962
Mizuho Securities USA, Inc.	3,776,038
$ 430,975,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 211,228
Fidelity Floating Rate Central Fund	10,455,797
Fidelity Mortgage Backed Securities Central Fund	27,221,513
Total	$ 37,888,538
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 10,455,797	$ -	$ 428,163,913	30.7%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	27,221,513	697,788,910	2,011,078,323	19.7%
Total	$ 3,052,790,141	$ 37,677,310	$ 697,788,910	$ 2,439,242,236
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 10,645,124	$ 10,402,124	$ 243,000	$ -
Telecommun- ication Services	110,691	-	-	110,691
Corporate Bonds	4,616,888,511	-	4,616,871,586	16,925
U.S. Government and Government Agency Obligations	3,423,386,029	-	3,423,386,029	-
U.S. Government Agency - Mortgage Securities	470,941,794	-	470,941,794	-
Asset-Backed Securities	164,190,119	-	157,795,518	6,394,601
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Collateralized Mortgage Obligations	$ 155,665,543	$ -	$ 154,942,028	$ 723,515
Commercial Mortgage Securities	906,407,589	-	901,491,673	4,915,916
Municipal Securities	250,477,983	-	250,477,983	-
Foreign Government and Government Agency Obligations	325,351,216	-	323,991,216	1,360,000
Supranational Obligations	2,380,237	-	2,380,237	-
Bank Loan Obligations	76,815,891	-	73,377,631	3,438,260
Sovereign Loan Participations	2,144,808	-	-	2,144,808
Bank Notes	1,379,576	-	1,379,576	-
Fixed-Income Funds	2,439,242,236	2,439,242,236	-	-
Preferred Securities	27,449,672	-	27,449,672	-
Money Market Funds	312,112,405	312,112,405	-	-
Cash Equivalents	430,975,000	-	430,975,000	-
Purchased Swaptions	52,369	-	52,369	-
Total Investments in Securities:	$ 13,616,616,793	$ 2,761,756,765	$ 10,835,755,312	$ 19,104,716
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 8,735	$ -	$ 8,735	$ -
Futures Contracts	343,074	343,074	-	-
Total Assets	$ 351,809	$ 343,074	$ 8,735	$ -
Liabilities
Foreign Currency Contracts	$ (1,084,758)	$ -	$ (1,084,758)	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Liabilities
Futures Contracts	$ (119,701)	$ (119,701)	$ -	$ -
Swaps	(505,090)	-	(505,090)	-
Total Liabilities	$ (1,709,549)	$ (119,701)	$ (1,589,848)	$ -
Total Other Derivative Instruments:	$ (1,357,740)	$ 223,373	$ (1,581,113)	$ -
Other Financial Instruments:
TBA Sale Commit- ments	$ (74,078,842)	$ -	$ (74,078,842)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions (c)	$ 52,369	$ -
Swaps (d)	-	(505,090)
Total Credit Risk	52,369	(505,090)
Foreign Exchange Risk
Foreign Currency Contracts (a)	8,735	(1,084,758)
Interest Rate Risk
Futures Contracts (b)	343,074	(119,701)
Total Value of Derivatives	$ 404,178	$ (1,709,549)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.
(d) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.4%
United Kingdom	2.4%
Mexico	1.7%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	5.3%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of any investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014
Assets
Investment in securities, at value (including securities loaned of $422,197,918 and repurchase agreements of $430,975,000) - See accompanying schedule: Unaffiliated issuers (cost $10,483,666,385)	$ 10,865,262,152
Fidelity Central Funds (cost $2,546,909,733)	2,751,354,641
Total Investments (cost $13,030,576,118)		$ 13,616,616,793
Cash		2,593,799
Foreign currency held at value (cost $2,201,294)		2,212,552
Receivable for investments sold, regular delivery		25,895,310
Receivable for TBA sale commitments		73,858,061
Unrealized appreciation on foreign currency contracts		8,735
Receivable for swaps		77
Receivable for fund shares sold		15,102,595
Dividends receivable		17,595
Interest receivable		84,594,247
Distributions receivable from Fidelity Central Funds		20,247
Receivable for daily variation margin for derivative instruments		43,527
Receivable from investment adviser for expense reductions		2,056
Other receivables		85,547
Total assets		13,821,051,141

Liabilities
Payable for investments purchased Regular delivery	$ 138,544,311
Delayed delivery	155,139,699
TBA sale commitments, at value	74,078,842
Unrealized depreciation on foreign currency contracts	1,084,758
Payable for fund shares redeemed	9,984,091
Distributions payable	1,264,893
Bi-lateral OTC swaps, at value	505,090
Accrued management fee	3,342,337
Distribution and service plan fees payable	179,549
Other affiliated payables	1,537,186
Other payables and accrued expenses	75,801
Collateral on securities loaned, at value	430,975,200
Total liabilities		816,711,757

Net Assets		$ 13,004,339,384
Net Assets consist of:
Paid in capital		$ 12,717,546,408
Undistributed net investment income		39,376,719
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(337,189,824)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		584,606,081
Net Assets		$ 13,004,339,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($513,803,879 ÷ 48,357,698 shares)	$ 10.63

Maximum offering price per share (100/96.00 of $10.63)	$ 11.07
Class T: Net Asset Value and redemption price per share ($46,419,398 ÷ 4,376,078 shares)	$ 10.61

Maximum offering price per share (100/96.00 of $10.61)	$ 11.05
Class B: Net Asset Value and offering price per share ($4,630,055 ÷ 435,637 shares)A	$ 10.63

Class C: Net Asset Value and offering price per share ($69,932,375 ÷ 6,582,533 shares)A	$ 10.62

Total Bond: Net Asset Value, offering price and redemption price per share ($12,125,343,886 ÷ 1,141,387,525 shares)	$ 10.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($244,209,791 ÷ 23,022,310 shares)	$ 10.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2014

Investment Income
Dividends		$ 826,637
Interest		191,421,021
Income from Fidelity Central Funds		37,888,538
Total income		230,136,196

Expenses
Management fee	$ 19,574,986
Transfer agent fees	6,594,353
Distribution and service plan fees	1,097,745
Fund wide operations fee	2,362,309
Independent trustees' compensation	24,051
Miscellaneous	10,738
Total expenses before reductions	29,664,182
Expense reductions	(22,419)	29,641,763
Net investment income (loss)		200,494,433
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,497,770
Fidelity Central Funds	702,594
Foreign currency transactions	(8,872,203)
Futures contracts	9,928
Swaps	(229,685)
Total net realized gain (loss)		20,108,404
Change in net unrealized appreciation (depreciation) on: Investment securities	276,761,076
Assets and liabilities in foreign currencies	(954,014)
Futures contracts	223,373
Swaps	(472,664)
Delayed delivery commitments	(797,996)
Total change in net unrealized appreciation (depreciation)		274,759,775
Net gain (loss)		294,868,179
Net increase (decrease) in net assets resulting from operations		$ 495,362,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 200,494,433	$ 379,026,725
Net realized gain (loss)	20,108,404	99,144,557
Change in net unrealized appreciation (depreciation)	274,759,775	(687,577,196)
Net increase (decrease) in net assets resulting from operations	495,362,612	(209,405,914)
Distributions to shareholders from net investment income	(188,031,721)	(361,890,942)
Distributions to shareholders from net realized gain	(128,031,273)	(483,153,308)
Total distributions	(316,062,994)	(845,044,250)
Share transactions - net increase (decrease)	397,184,909	(1,894,878,488)
Total increase (decrease) in net assets	576,484,527	(2,949,328,652)

Net Assets
Beginning of period	12,427,854,857	15,377,183,509
End of period (including undistributed net investment income of $39,376,719 and undistributed net investment income of $26,914,007, respectively)	$ 13,004,339,384	$ 12,427,854,857

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.152	.263	.322	.381	.428	.494
Net realized and unrealized gain (loss)	.249	(.468)	.438	.187	.778	.231
Total from investment operations	.401	(.205)	.760	.568	1.206	.725
Distributions from net investment income	(.142)	(.250)	(.335)	(.367)	(.402)	(.447)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.251)	(.605)	(.510)	(.578)	(.436)	(.515)
Net asset value, end of period	$ 10.63	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return B, C, D	3.87%	(1.94)%	7.11%	5.35%	11.97%	7.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.79%	.82%	.83%	.82%	.80%
Expenses net of fee waivers, if any	.78% A	.79%	.82%	.83%	.82%	.80%
Expenses net of all reductions	.78% A	.79%	.82%	.83%	.82%	.80%
Net investment income (loss)	2.92% A	2.41%	2.92%	3.50%	4.00%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 513,804	$ 517,259	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Income from Investment Operations
Net investment income (loss) E	.152	.265	.328	.386	.426	.488
Net realized and unrealized gain (loss)	.249	(.477)	.433	.186	.778	.233
Total from investment operations	.401	(.212)	.761	.572	1.204	.721
Distributions from net investment income	(.142)	(.253)	(.336)	(.371)	(.400)	(.443)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.251)	(.608)	(.511)	(.582)	(.434)	(.511)
Net asset value, end of period	$ 10.61	$ 10.46	$ 11.28	$ 11.03	$ 11.04	$ 10.27
Total Return B, C, D	3.88%	(2.01)%	7.14%	5.39%	11.97%	7.74%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.76%	.77%	.80%	.82%	.85%
Expenses net of fee waivers, if any	.78% A	.76%	.77%	.80%	.82%	.85%
Expenses net of all reductions	.78% A	.76%	.77%	.80%	.82%	.85%
Net investment income (loss)	2.92% A	2.44%	2.97%	3.54%	4.01%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,419	$ 52,848	$ 59,896	$ 60,500	$ 71,349	$ 48,090
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized.C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.116	.189	.247	.307	.351	.423
Net realized and unrealized gain (loss)	.248	(.469)	.434	.177	.787	.233
Total from investment operations	.364	(.280)	.681	.484	1.138	.656
Distributions from net investment income	(.105)	(.175)	(.256)	(.293)	(.324)	(.378)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.214)	(.530)	(.431)	(.504)	(.358)	(.446)
Net asset value, end of period	$ 10.63	$ 10.48	$ 11.29	$ 11.04	$ 11.06	$ 10.28
Total Return B, C, D	3.51%	(2.61)%	6.36%	4.54%	11.26%	7.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.49% A	1.48%	1.50%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.49% A	1.48%	1.50%	1.52%	1.53%	1.53%
Net investment income (loss)	2.21% A	1.73%	2.24%	2.82%	3.29%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,630	$ 7,112	$ 11,515	$ 9,225	$ 13,017	$ 9,054
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) E	.112	.185	.246	.308	.354	.425
Net realized and unrealized gain (loss)	.239	(.469)	.434	.187	.778	.232
Total from investment operations	.351	(.284)	.680	.495	1.132	.657
Distributions from net investment income	(.102)	(.171)	(.255)	(.294)	(.328)	(.379)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.211)	(.526)	(.430)	(.505)	(.362)	(.447)
Net asset value, end of period	$ 10.62	$ 10.48	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return B, C, D	3.38%	(2.65)%	6.34%	4.65%	11.20%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of fee waivers, if any	1.55% A	1.51%	1.51%	1.51%	1.50%	1.52%
Expenses net of all reductions	1.55% A	1.51%	1.51%	1.51%	1.50%	1.52%
Net investment income (loss)	2.15% A	1.69%	2.23%	2.83%	3.32%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,932	$ 79,711	$ 102,385	$ 63,867	$ 91,439	$ 55,958
Portfolio turnover rate G	140% A	201%	155%	168% I	130%	104% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Bond

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Income from Investment Operations
Net investment income (loss) D	.169	.300	.363	.423	.466	.527
Net realized and unrealized gain (loss)	.249	(.478)	.434	.187	.778	.232
Total from investment operations	.418	(.178)	.797	.610	1.244	.759
Distributions from net investment income	(.159)	(.287)	(.372)	(.409)	(.440)	(.481)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.268)	(.642)	(.547)	(.620)	(.474)	(.549)
Net asset value, end of period	$ 10.62	$ 10.47	$ 11.29	$ 11.04	$ 11.05	$ 10.28
Total Return B, C	4.04%	(1.70)%	7.48%	5.76%	12.37%	8.17%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.25% A	2.75%	3.29%	3.89%	4.37%	5.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,125,344	$ 11,526,014	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828
Portfolio turnover rate F	140% A	201%	155%	168% H	130%	104% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Income from Investment Operations
Net investment income (loss) D	.166	.295	.353	.413	.458	.518
Net realized and unrealized gain (loss)	.249	(.469)	.435	.178	.788	.224
Total from investment operations	.415	(.174)	.788	.591	1.246	.742
Distributions from net investment income	(.156)	(.281)	(.363)	(.400)	(.432)	(.474)
Distributions from net realized gain	(.109)	(.355)	(.175)	(.211)	(.034)	(.068)
Total distributions	(.265)	(.636)	(.538)	(.611)	(.466)	(.542)
Net asset value, end of period	$ 10.61	$ 10.46	$ 11.27	$ 11.02	$ 11.04	$ 10.26
Total Return B, C	4.02%	(1.67)%	7.40%	5.58%	12.41%	7.99%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.51%	.53%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.51% A	.51%	.53%	.54%	.52%	.53%
Expenses net of all reductions	.51% A	.51%	.53%	.54%	.52%	.53%
Net investment income (loss)	3.19% A	2.69%	3.20%	3.80%	4.30%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,210	$ 244,911	$ 596,238	$ 531,451	$ 509,388	$ 884,991
Portfolio turnover rate F	140% A	201%	155%	168% H	130%	104% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Fidelity® Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are

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generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and

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the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the

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timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

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Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 611,776,793
Gross unrealized depreciation	(81,915,555)
Net unrealized appreciation (depreciation) on securities and other investments	$ 529,861,238

Tax cost	$ 13,086,755,555

The Fund elected to defer to its next fiscal year approximately $112,868,569 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may

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Loans and Other Direct Debt Instruments - continued

include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its

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exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change

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Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$ (141,231)	$ (58,417)
Swaps	(229,685)	(472,664)
Total Credit Risk	(370,916)	(531,081)
Foreign Exchange Risk
Foreign Currency Contracts	(7,855,020)	(1,076,023)
Interest Rate Risk
Futures Contracts	9,928	223,373
Totals (a)	$ (8,216,008)	$ (1,383,731)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

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Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net

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Options - continued

realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based

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on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,856,415,118 and $1,794,836,462, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 646,966	$ 58,868
Class T	-%	.25%	59,733	1,319
Class B	.65%	.25%	26,187	19,045
Class C	.75%	.25%	364,859	70,070
			$ 1,097,745	$ 149,302

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17,708
Class T	3,362
Class B*	19,620
Class C*	5,626
$ 46,316

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 457,039.18
Class T	42,348.18
Class B	6,646.23
Class C	66,933.18
Total Bond	5,835,777.10
Institutional Class	185,610.16
	$ 6,594,353

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,738 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $229,258.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $287.

Semiannual Report

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $22,132.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 6,982,751	$ 13,856,375
Class T	644,491	1,335,806
Class B	58,935	157,101
Class C	710,461	1,597,527
Total Bond	176,161,923	337,369,105
Institutional Class	3,473,160	7,575,028
Total	$ 188,031,721	$ 361,890,942
From net realized gain
Class A	$ 5,373,535	$ 20,687,431
Class T	488,998	1,928,191
Class B	67,567	349,359
Class C	778,077	3,423,874
Total Bond	118,942,382	440,267,458
Institutional Class	2,380,714	16,496,995
Total	$ 128,031,273	$ 483,153,308

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	9,380,395	20,952,007	$ 98,651,292	$ 228,985,405
Reinvestment of distributions	1,117,379	2,952,832	11,746,344	32,396,722
Shares redeemed	(11,513,928)	(31,575,631)	(121,075,458)	(343,352,591)
Net increase (decrease)	(1,016,154)	(7,670,792)	$ (10,677,822)	$ (81,970,464)
Class T
Shares sold	1,180,324	3,936,447	$ 12,403,423	$ 42,970,405
Reinvestment of distributions	99,822	275,892	1,048,108	3,021,149
Shares redeemed	(1,956,697)	(4,471,257)	(20,526,507)	(48,844,595)
Net increase (decrease)	(676,551)	(258,918)	$ (7,074,976)	$ (2,853,041)

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class B
Shares sold	5,411	106,348	$ 56,874	$ 1,174,070
Reinvestment of distributions	10,033	36,786	105,478	404,147
Shares redeemed	(258,443)	(484,181)	(2,719,128)	(5,268,286)
Net increase (decrease)	(242,999)	(341,047)	$ (2,556,776)	$ (3,690,069)
Class C
Shares sold	870,971	3,731,777	$ 9,158,411	$ 40,987,087
Reinvestment of distributions	121,620	401,639	1,277,592	4,409,431
Shares redeemed	(2,019,424)	(5,594,010)	(21,216,603)	(60,690,825)
Net increase (decrease)	(1,026,833)	(1,460,594)	$ (10,780,600)	$ (15,294,307)
Total Bond
Shares sold	174,763,082	366,265,927	$ 1,837,325,510	$ 4,002,072,041
Reinvestment of distributions	26,783,188	66,896,119	281,605,460	733,147,180
Shares redeemed	(160,526,486)	(569,816,178)	(1,686,679,762)	(6,201,278,267)
Net increase (decrease)	41,019,784	(136,654,132)	$ 432,251,208	$ (1,466,059,046)
Institutional Class
Shares sold	3,962,020	12,365,882	$ 41,609,131	$ 134,331,012
Reinvestment of distributions	514,257	2,076,800	5,400,907	22,818,644
Shares redeemed	(4,869,033)	(43,921,575)	(50,986,163)	(482,161,217)
Net increase (decrease)	(392,756)	(29,478,893)	$ (3,976,125)	$ (325,011,561)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 21, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TBD-USAN-0414
1.789737.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2014